GMO Climate Change Fund

(A Series of GMO Trust)

Schedule of Investments

(showing percentage of total net assets)

November 30, 2025 (Unaudited)

Shares	Description	Value ($)

	COMMON STOCKS — 95.1%

	Australia — 1.1%

320,055	Clean TeQ Water Ltd. * (a)	83,816

383,834	IGO Ltd. *	1,705,769

263,009	Paladin Energy Ltd. *	1,405,960

532,199	Sunrise Energy Metals Ltd. *	2,319,287

	Total Australia	5,514,832

	Brazil — 1.6%

1,548,500	Klabin SA	5,146,340

298,000	Suzano SA	2,656,283

	Total Brazil	7,802,623

	Canada — 5.4%

476,293	Anaergia, Inc. *	729,376

462,600	Capstone Copper Corp. *	4,108,101

191,238	First Quantum Minerals Ltd. *	4,357,235

1,925,700	Greenlane Renewables, Inc. *	323,832

624,329	Ivanhoe Mines Ltd. – Class A* (a)	6,531,676

1,008,392	Largo, Inc. *	995,800

958,900	NexGen Energy Ltd. * (a)	8,522,336

125,600	Northland Power, Inc. (a)	1,562,978

	Total Canada	27,131,334

	China — 2.0%

188,400	BYD Co. Ltd. – Class H	2,367,782

3,328,560	CECEP Solar Energy Co. Ltd. – Class A	2,118,540

735,000	CMOC Group Ltd. – Class H	1,534,124

1,594,000	Goldwind Science & Technology Co. Ltd. – Class H	2,506,731

289,976	Yutong Bus Co. Ltd. – Class A	1,275,767

	Total China	9,802,944

	Denmark — 3.5%

271,183	Cadeler AS *	1,190,667

54,502	Rockwool AS – B Shares	1,842,424

599,590	Vestas Wind Systems AS	14,253,452

	Total Denmark	17,286,543

	Finland — 2.9%

141,085	Kemira OYJ	3,153,050

587,285	Neste OYJ	11,354,386

	Total Finland	14,507,436

	France — 8.8%

96,178	Alstom SA *	2,524,390

78,625	Nexans SA	11,404,897

19,350	Schneider Electric SE	5,207,191

92,401	STMicroelectronics NV (a)	2,129,930

913,387	Valeo SE	11,576,560

236,141	Veolia Environnement SA	8,036,444

114,522	Waga Energy SA *	2,945,470

	Total France	43,824,882

Shares	Description	Value ($)

	Germany — 3.2%

107,206	E.ON SE	1,909,579

202,104	Infineon Technologies AG	8,531,887

51,190	Knorr-Bremse AG	5,430,070

	Total Germany	15,871,536

	Ireland — 0.4%

24,617	Kingspan Group PLC	2,113,235

	Italy — 0.7%

95,091	ERG SpA	2,420,417

12,881	Prysmian SpA	1,292,757

	Total Italy	3,713,174

	Japan — 2.9%

22,100	Daikin Industries Ltd.	2,869,957

106,900	GS Yuasa Corp.	2,848,170

152,300	Kansai Electric Power Co., Inc.	2,603,786

292,300	Renesas Electronics Corp.	3,446,966

81,500	Yokogawa Electric Corp.	2,606,716

	Total Japan	14,375,595

	Mexico — 0.4%

2,049,126	Orbia Advance Corp. SAB de CV (a)	1,898,977

	Netherlands — 0.3%

31,567	Arcadis NV	1,397,299

	Norway — 2.4%

414,264	Austevoll Seafood ASA	3,615,588

118,816	Bakkafrost P/F	5,456,754

135,256	Mowi ASA	3,072,397

	Total Norway	12,144,739

	Portugal — 0.4%

486,021	EDP SA	2,169,780

	Russia — 0.0%

7,221,500	GMK Norilskiy Nickel PAO * (b) (c)	—

120,856	PhosAgro PJSC * (b) (c)	—

2,335	PhosAgro PJSC GDR * (b) (c)	—

	Total Russia	—

	South Korea — 6.8%

38,389	CS Wind Corp.	1,084,504

92,963	LG Chem Ltd.	23,689,727

44,050	Samsung SDI Co. Ltd.	9,001,446

	Total South Korea	33,775,677

	Spain — 1.8%

10,855	Acciona SA	2,182,106

67,572	Endesa SA	2,450,498

125,340	Iberdrola SA	2,645,660

106,071	Redeia Corp. SA	1,894,037

	Total Spain	9,172,301

GMO Climate Change Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)

(showing percentage of total net assets)

November 30, 2025 (Unaudited)

Shares	Description	Value ($)

	Switzerland — 1.1%

82,419	Landis & Gyr Group AG	5,351,226

	Thailand — 0.3%

18,771,420	Energy Absolute PCL NVDR *	1,579,234

	Ukraine — 0.2%

219,994	Kernel Holding SA *	1,270,014

	United Kingdom — 0.8%

460,000	Lifezone Metals Ltd. *	1,798,600

131,566	National Grid PLC	1,999,019

	Total United Kingdom	3,797,619

	United States — 48.1%

46,786	Advanced Drainage Systems, Inc.	7,129,251

146,062	Aemetis, Inc. * (a)	252,687

48,061	AGCO Corp.	5,092,544

125,483	Albemarle Corp.	16,311,535

40,800	Alcoa Corp.	1,702,992

526,763	Ameresco, Inc. – Class A*	18,283,944

1,766,860	Array Technologies, Inc. *	13,269,119

63,400	Axcelis Technologies, Inc. *	5,247,618

82,584	BorgWarner, Inc.	3,556,067

87,800	Carrier Global Corp.	4,818,464

2,952,305	Clean Energy Fuels Corp. *	6,436,025

176,700	CNH Industrial NV	1,666,281

19,100	Consolidated Edison, Inc.	1,916,876

60,539	Corteva, Inc.	4,084,566

673,757	Darling Ingredients, Inc. *	24,666,244

4,300	Deere & Co.	1,997,307

27,567	Edison International	1,623,421

28,503	EnerSys	4,079,064

42,839	Exelon Corp.	2,018,574

47,896	First Solar, Inc. *	13,071,776

97,256	Freeport-McMoRan, Inc.	4,180,063

609,495	Gevo, Inc. * (a)	1,304,319

94	GrafTech International Ltd. *	1,356

775,349	Green Plains, Inc. *	8,009,355

13,180	Hubbell, Inc.	5,686,247

79,200	Itron, Inc. *	7,843,968

53,000	Nextpower, Inc. – Class A*	4,855,860

62,948	ON Semiconductor Corp. *	3,162,508

Shares	Description	Value ($)

	United States — continued

49,600	Ormat Technologies, Inc.	5,600,336

11,609	Owens Corning	1,314,603

10,472	Pentair PLC	1,102,073

38,200	PotlatchDeltic Corp. – (REIT)	1,537,168

532,276	SolarEdge Technologies, Inc. *	19,444,042

1,304,948	Sunrun, Inc. *	26,425,197

17,295	TE Connectivity PLC	3,911,264

5,100	Trane Technologies PLC	2,149,548

9,300	Valmont Industries, Inc.	3,840,621

117,000	Weyerhaeuser Co. – (REIT)	2,598,570

	Total United States	240,191,453

	TOTAL COMMON STOCKS (COST $529,104,648)	474,692,453

	PREFERRED STOCKS (d) — 3.2%

	Chile — 3.2%

249,078	Sociedad Quimica y Minera de Chile SA Sponsored ADR *	16,020,697

	TOTAL PREFERRED STOCKS (COST $10,334,719)	16,020,697

	INVESTMENT FUNDS — 1.7%

	United States — 1.7%

1,693,275	GMO U.S. Treasury Fund, Class VI (e)	8,483,308

	TOTAL INVESTMENT FUNDS (COST $8,483,308)	8,483,308

	SHORT-TERM INVESTMENTS — 0.0%

	Money Market Funds — 0.0%

325,904	State Street Institutional Treasury Money Market Fund – Premier Class, 3.88% (f)	325,904

	TOTAL SHORT-TERM INVESTMENTS (COST $325,904)	325,904

	TOTAL INVESTMENTS — 100.0% (Cost $548,248,579)	499,522,362

	Other Assets and Liabilities (net) — (0.0)%	(248,676)

	TOTAL NET ASSETS — 100.0%	$499,273,686

Additional information on each restricted security is as follows:

Issuer Description	Acquisition Date	Acquisition Cost	Value as a Percentage of Fund’s Net Assets	Value as of November 30, 2025

GMK Norilskiy Nickel PAO	04/11/18	$21,636,323	0.0%	$—

PhosAgro PJSC	08/09/19	5,614,147	0.0%	—

PhosAgro PJSC GDR	08/09/19	36,037	0.0%	—

				$—

GMO Climate Change Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)

November 30, 2025 (Unaudited)

Notes to Schedule of Investments:

*	Non-income producing security.

(a)	All or a portion of this security is out on loan.

(b)

Investment valued at fair value using methods determined in good faith by the Trustees of GMO Trust or persons acting at their direction pursuant to procedures approved by the Trustees. Investment valued using significant unobservable inputs.

(c)	The security is restricted as to resale.

(d)	Preferred dividend rates are disclosed to the extent that a stated rate exists.
(e)	Affiliated company.

(f)	The rate disclosed is the 7 day net yield as of November 30, 2025.

Portfolio Abbreviations:

ADR - American Depositary Receipt

GDR - Global Depositary Receipt

NVDR - Non-Voting Depositary Receipt

PJSC - Private Joint-Stock Company

REIT - Real Estate Investment Trust

GMO Emerging Markets ex-China Fund

(A Series of GMO Trust)

Schedule of Investments

(showing percentage of total net assets)

November 30, 2025 (Unaudited)

Shares	Description	Value ($)

	COMMON STOCKS — 94.0%

	Brazil — 3.6%

167,700	Banco Bradesco SA	525,923

52,787	Cia de Saneamento de Minas Gerais Copasa MG	411,687

51,062	Cia De Sanena Do Parana	357,482

163,500	Cyrela Brazil Realty SA Empreendimentos e Participacoes	1,094,421

22,100	Neoenergia SA	133,689

3,400	Pagseguro Digital Ltd. – Class A	35,632

49,271	Vibra Energia SA	229,653

13,100	Vivara Participacoes SA	86,191

	Total Brazil	2,874,678

	Colombia — 0.1%

9,100	Ecopetrol SA Sponsored ADR (a)	89,362

	Czech Republic — 0.2%

235	Philip Morris CR AS	209,307

	Egypt — 0.4%

85,563	Eastern Co. SAE *	82,780

35,621	ElSewedy Electric Co.	57,211

17,950	Orascom Construction PLC	181,052

	Total Egypt	321,043

	Greece — 0.0%

11,901	Eurobank Ergasias Services & Holdings SA	47,137

	Hungary — 4.9%

48,351	Magyar Telekom Telecommunications PLC	258,785

57,009	MOL Hungarian Oil & Gas PLC	505,024

6,280	Opus Global Nyrt	10,303

24,298	OTP Bank Nyrt	2,529,233

20,883	Richter Gedeon Nyrt	618,468

	Total Hungary	3,921,813

	India — 14.4%

53,642	Ashapura Minechem Ltd.	413,384

5,418	Ashoka Buildcon Ltd. *	10,804

16,009	Aurobindo Pharma Ltd.	218,720

5,311	Bajaj Finance Ltd.	61,859

232,535	Bharat Petroleum Corp. Ltd.	936,855

78,754	Brightcom Group Ltd. *	11,484

23,828	Chambal Fertilisers & Chemicals Ltd.	117,847

62,543	Cipla Ltd.	1,071,432

70,887	Dr. Reddy’s Laboratories Ltd.	999,238

98,667	GAIL India Ltd.	195,201

12,255	GHCL Ltd.	78,996

24,968	Glenmark Pharmaceuticals Ltd.	544,953

2,496	Godawari Power & Ispat Ltd.	6,600

21,986	Gujarat State Fertilizers & Chemicals Ltd.	45,752

Shares	Description	Value ($)

	India — continued

4,027	Gujarat State Petronet Ltd.	12,978

5,303	Hero MotoCorp Ltd.	368,451

164,252	Hindalco Industries Ltd.	1,493,094

23,391	Hindustan Petroleum Corp. Ltd.	120,092

102,113	Indian Oil Corp. Ltd.	185,337

51,894	JM Financial Ltd.	84,502

1,075	Kaveri Seed Co. Ltd.	11,987

3,037	KNR Constructions Ltd.	5,445

1,459	KRBL Ltd.	6,688

1,218	Mahanagar Gas Ltd.	16,374

322,042	Manappuram Finance Ltd.	1,028,302

20,713	Muthoot Finance Ltd.	867,625

505,051	NMDC Ltd.	418,710

451,976	Oil & Natural Gas Corp. Ltd.	1,231,589

1,862	Pokarna Ltd.	19,775

13,729	Rajesh Exports Ltd. *	28,815

5,473	Redington Ltd.	17,293

2,643	Sharda Cropchem Ltd.	25,621

48,718	Shriram Finance Ltd.	467,964

18,094	Siyaram Silk Mills Ltd.	146,365

1,069	Strides Pharma Science Ltd.	10,559

17,564	Transrail Lighting Ltd.	126,345

1,169	Vadilal Industries Ltd.	70,730

1,873	West Coast Paper Mills Ltd.	9,048

	Total India	11,486,814

	Indonesia — 8.9%

80,600	AKR Corporindo Tbk. PT	6,001

4,553,500	Aneka Tambang Tbk. PT	795,793

6,519,300	Astra International Tbk. PT	2,567,954

193,400	Bank BTPN Syariah Tbk. PT	15,285

3,177,000	Dharma Satya Nusantara Tbk. PT	323,542

2,641,000	Erajaya Swasembada Tbk. PT	65,703

30,100	Indah Kiat Pulp & Paper Tbk. PT	15,874

2,149,700	Indofood Sukses Makmur Tbk. PT	949,277

2,422,600	Japfa Comfeed Indonesia Tbk. PT	355,326

6,200	Nanshan Aluminium International Holdings Ltd.	32,349

3,435,600	Panin Financial Tbk. PT *	56,584

5,063,200	Perusahaan Gas Negara Tbk. PT	549,183

2,164,300	Perusahaan Perkebunan London Sumatra Indonesia Tbk. PT	177,446

918,100	Salim Ivomas Pratama Tbk. PT	34,191

777,300	Saratoga Investama Sedaya Tbk. PT	74,280

298,600	Sumber Tani Agung Resources Tbk. PT	24,565

7,125,800	Surya Citra Media Tbk. PT	165,453

3,800	Telkom Indonesia Persero Tbk. PT ADR (a)	81,890

2,118,000	Telkom Indonesia Persero Tbk. PT	450,231

3,455,400	Triputra Agro Persada PT	350,685

113,200	Unilever Indonesia Tbk. PT	17,695

	Total Indonesia	7,109,307

GMO Emerging Markets ex-China Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)

(showing percentage of total net assets)

November 30, 2025 (Unaudited)

Shares	Description	Value ($)

	Kuwait — 0.5%

96,079	A’ayan Leasing & Investment Co. KSCP	66,050

14,807	Agility Public Warehousing Co. KSCC	6,902

17,207	Combined Group Contracting Co. SAK	55,611

212,959	Noor Financial Investment Co. KSC	284,696

	Total Kuwait	413,259

	Mexico — 3.4%

7,283	Bolsa Mexicana de Valores SAB de CV	14,927

89,010	Cemex SAB de CV Sponsored ADR	960,418

25,700	El Puerto de Liverpool SAB de CV – Class C1 (a)	141,412

19,700	Genomma Lab Internacional SAB de CV – Class B (a)	20,173

282,235	Gentera SAB de CV	658,667

95,411	Grupo Financiero Banorte SAB de CV – Class O	909,744

	Total Mexico	2,705,341

	Qatar — 0.1%

19,939	Qatar National Bank QPSC	99,104

	Russia — 0.0%

4,036,000	Alrosa PJSC * (b) (c)	—

131,280	Evraz PLC * (b) (c)	—

236,860,000	Federal Grid Co-Rosseti PJSC * (b) (c)	—

102,255	Gazprom Neft PJSC * (b) (c)	—

897,812	Gazprom PJSC * (b) (c)	—

783,200	GMK Norilskiy Nickel PAO * (b) (c)	—

6,151,400	Inter RAO UES PJSC * (b) (c)	—

122,088	LUKOIL PJSC * (b) (c)	—

4,327,340	Magnitogorsk Iron & Steel Works PJSC * (b) (c)	—

88,090	Moscow Exchange MICEX-RTS PJSC * (b) (c)	—

93,370	Novatek PJSC * (b) (c)	—

1,403,510	Novolipetsk Steel PJSC * (b) (c)	—

4,917	PhosAgro PJSC * (b) (c)	—

95	PhosAgro PJSC GDR * (b) (c)	—

119,020	Polyus PJSC * (b) (c)	—

1	Polyus PJSC GDR * (b) (c)	—

50,074,400	RusHydro PJSC * (b) (c)	—

3,446,432	Sberbank of Russia PJSC * (b) (c)	—

140,607	Severstal PAO GDR (Registered) * (b) (c)	—

2,387,800	Surgutneftegas PAO * (b) (c)	—

657,084	Tatneft PJSC * (b) (c)	—

	Total Russia	—

	Saudi Arabia — 1.7%

31,272	Arab National Bank	184,944

23,712	Riyad Bank	163,103

954	SABIC Agri-Nutrients Co.	29,658

4,870	Saudi Awwal Bank	39,792

64,145	Saudi National Bank	631,339

Shares	Description	Value ($)

	Saudi Arabia — continued

24,988	Saudi Telecom Co.	284,382

	Total Saudi Arabia	1,333,218

	South Africa — 0.4%

56,222	Ninety One Ltd.	153,256

120,448	Old Mutual Ltd.	98,156

10,910	Omnia Holdings Ltd.	48,853

	Total South Africa	300,265

	South Korea — 15.5%

753	Coway Co. Ltd.	44,157

4,388	Doosan Bobcat, Inc.	165,248

11,624	Hana Financial Group, Inc.	739,576

9,993	Hyundai Glovis Co. Ltd.	1,119,475

11,919	Hyundai Mobis Co. Ltd.	2,513,286

16,285	Kia Corp.	1,265,336

8,113	KT&G Corp.	803,729

5,572	LX Holdings Corp.	30,250

1,644	ROKIT Healthcare, Inc. *	88,538

20,991	Samsung E&A Co. Ltd.	365,823

51,585	Samsung Electronics Co. Ltd.	3,543,005

4,278	Shinhan Financial Group Co. Ltd.	228,668

343	SK Hynix, Inc.	124,241

70,349	Woori Financial Group, Inc.	1,274,421

834	Youngone Corp.	49,739

	Total South Korea	12,355,492

	Taiwan — 30.8%

54,000	Asustek Computer, Inc.	1,036,304

13,000	Bizlink Holding, Inc.	669,620

25,000	Delta Electronics, Inc.	745,262

333,600	Evergreen Marine Corp. Taiwan Ltd.	1,910,871

3,000	Global Brands Manufacture Ltd.	12,613

74,000	Hannstar Board Corp.	255,488

185,000	Hon Hai Precision Industry Co. Ltd.	1,333,098

30,000	Kung Long Batteries Industrial Co. Ltd.	119,577

12,000	MediaTek, Inc.	534,755

77,528	Nantex Industry Co. Ltd.	58,219

36,000	Phison Electronics Corp.	1,293,784

1,363,000	Pou Chen Corp.	1,331,450

32,000	Radiant Opto-Electronics Corp.	123,041

66,000	Realtek Semiconductor Corp.	1,098,316

8,000	Simplo Technology Co. Ltd.	87,527

13,000	Sinon Corp.	17,757

2,000	T3EX Global Holdings Corp.	4,273

262,000	Taiwan Semiconductor Manufacturing Co. Ltd.	12,079,872

53,000	Tripod Technology Corp.	518,311

53,000	United Microelectronics Corp.	77,817

7,000	Wan Hai Lines Ltd.	18,005

331,000	Yang Ming Marine Transport Corp.	549,431

63,000	YungShin Global Holding Corp.	114,243

131,000	Zhen Ding Technology Holding Ltd.	608,935

	Total Taiwan	24,598,569

GMO Emerging Markets ex-China Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)

(showing percentage of total net assets)

November 30, 2025 (Unaudited)

Shares	Description	Value ($)

	Thailand — 5.7%

147,700	3BB Internet Infrastructure Fund – Class F	28,261

177,800	Kasikornbank PCL NVDR	1,031,044

1,615,800	Krung Thai Bank PCL NVDR	1,382,199

228,400	PTT Exploration & Production PCL NVDR	756,245

440,800	PTT PCL NVDR	421,398

9,300	Regional Container Lines PCL NVDR	7,442

226,700	SCB X PCL NVDR	916,420

103,200	Sri Trang Gloves Thailand PCL NVDR	23,908

	Total Thailand	4,566,917

	United Arab Emirates — 3.1%

181,750	Abu Dhabi Commercial Bank PJSC	697,973

22,158	Emaar Development PJSC	88,714

232,467	Emaar Properties PJSC	842,259

93,852	Emirates NBD Bank PJSC	623,667

55,868	First Abu Dhabi Bank PJSC	240,966

	Total United Arab Emirates	2,493,579

	United Kingdom — 0.1%

1,500	Global Ship Lease, Inc. – Class A	52,665

	Vietnam — 0.2%

72,600	An Binh CJSB *	39,662

6,200	Binh Minh Plastics JSC	37,166

33,700	Quang Ngai Sugar JSC	56,127

	Total Vietnam	132,955

	TOTAL COMMON STOCKS (COST $130,346,592)	75,110,825

	PREFERRED STOCKS (d) — 3.7%

	Brazil — 2.9%

289,900	Banco Bradesco SA ADR	1,072,630

Shares	Description	Value ($)

	Brazil — continued

577,666	Cia Energetica de Minas Gerais	1,244,538

5,600	Itausa SA	12,936

	Total Brazil	2,330,104

	Colombia — 0.8%

9,493	Grupo Cibest SA ADR	598,633

	Russia — 0.0%

3,948,700	Surgutneftegas PAO * (b) (c)	—

31,500	Transneft PJSC * (b) (c)	—

	Total Russia	—

	TOTAL PREFERRED STOCKS (COST $5,408,340)	2,928,737

	INVESTMENT FUNDS — 0.4%

	United States — 0.4%

60,862	GMO U.S. Treasury Fund, Class VI (e)	304,921

	TOTAL INVESTMENT FUNDS (COST $304,921)	304,921

	SHORT-TERM INVESTMENTS — 0.4%

	Money Market Funds — 0.4%

363,024	State Street Institutional Treasury Money Market Fund – Premier Class, 3.88% (f)	363,024

	TOTAL SHORT-TERM INVESTMENTS (COST $363,024)	363,024

	TOTAL INVESTMENTS — 98.5% (Cost $136,422,877)	78,707,507

	Other Assets and Liabilities (net) — 1.5%	1,168,357

	TOTAL NET ASSETS — 100.0%	$79,875,864

Additional information on each restricted security is as follows:

Issuer Description	Acquisition Date	Acquisition Cost	Value as a Percentage of Fund’s Net Assets	Value as of November 30, 2025

Alrosa PJSC	10/18/2021	$7,054,956	0.0%	$—

Evraz PLC	10/18/2021	1,123,522	0.0%	—

Federal Grid Co-Rosseti PJSC	10/18/2021	599,930	0.0%	—

Gazprom Neft PJSC	10/18/2021	736,459	0.0%	—

Gazprom PJSC	10/18/2021	4,325,759	0.0%	—

GMK Norilskiy Nickel PAO	10/18/2021	2,530,663	0.0%	—

Inter RAO UES PJSC	10/18/2021	435,323	0.0%	—

LUKOIL PJSC	10/18/2021	11,826,036	0.0%	—

Magnitogorsk Iron & Steel Works PJSC	10/18/2021	4,011,995	0.0%	—

Moscow Exchange MICEX-RTS PJSC	10/18/2021	226,996	0.0%	—

Novatek PJSC	10/18/2021	2,410,423	0.0%	—

GMO Emerging Markets ex-China Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)

November 30, 2025 (Unaudited)

Issuer Description — (Continued)	Acquisition Date	Acquisition Cost	Value as a Percentage of Fund’s Net Assets	Value as of November 30, 2025

Novolipetsk Steel PJSC	10/18/2021	$4,328,348	0.0%	$—

PhosAgro PJSC	10/18/2021	383,565	0.0%	—

PhosAgro PJSC GDR	10/18/2021	2,465	0.0%	—

Polyus PJSC	10/18/2021	2,285,367	0.0%	—

Polyus PJSC GDR	12/14/2022	4	0.0%	—

RusHydro PJSC	10/18/2021	555,352	0.0%	—

Sberbank of Russia PJSC	10/18/2021	16,614,391	0.0%	—

Severstal PAO GDR (Registered)	10/18/2021	3,190,235	0.0%	—

Surgutneftegas PAO	10/18/2021	1,213,218	0.0%	—

Surgutneftegas PAO	10/18/2021	2,172,137	0.0%	—

Tatneft PJSC	10/18/2021	4,839,124	0.0%	—

Transneft PJSC	10/18/2021	645,776	0.0%	—

				$—

Notes to Schedule of Investments:

*	Non-income producing security.

(a)	All or a portion of this security is out on loan.

(b)

Investment valued at fair value using methods determined in good faith by the Trustees of GMO Trust or persons acting at their direction pursuant to procedures approved by the Trustees. Investment valued using significant unobservable inputs.

(c)	The security is restricted as to resale.

(d)	Preferred dividend rates are disclosed to the extent that a stated rate exists.

(e)	Affiliated company.

(f)	The rate disclosed is the 7 day net yield as of November 30, 2025.

Portfolio Abbreviations:

ADR - American Depositary Receipt

GDR - Global Depositary Receipt

JSC - Joint-Stock Company

NVDR - Non-Voting Depositary Receipt

PJSC - Private Joint-Stock Company

QPSC - Qatar Private Stock Company

GMO Emerging Markets Fund

(A Series of GMO Trust)

Schedule of Investments

(showing percentage of total net assets)

November 30, 2025 (Unaudited)

Shares	Description	Value ($)

	COMMON STOCKS — 93.5%

	Brazil — 1.9%

151,200	Banco Bradesco SA	474,177

783,400	Cyrela Brazil Realty SA Empreendimentos e Participacoes	5,243,849

92,500	Pagseguro Digital Ltd. – Class A	969,400

354,000	Vibra Energia SA	1,650,010

85,500	Vivara Participacoes SA	562,541

	Total Brazil	8,899,977

	China — 24.9%

1,678,000	361 Degrees International Ltd.	1,295,967

24,000	3SBio, Inc.	96,732

4,685	Alibaba Group Holding Ltd. Sponsored ADR	736,950

79,300	Alibaba Group Holding Ltd.	1,560,211

70,500	BAIC Motor Corp. Ltd. – Class H *	19,605

2,086,000	Bosideng International Holdings Ltd.	1,331,512

8,473,878	China Communications Services Corp. Ltd. – Class H	5,308,878

135,500	China Conch Venture Holdings Ltd.	177,949

1,803,500	China Hongqiao Group Ltd.	7,188,641

1,959,000	China Lesso Group Holdings Ltd.	1,119,860

563,000	China Medical System Holdings Ltd.	964,187

6,000	China National Building Material Co. Ltd. – Class H	4,040

195,500	China Overseas Land & Investment Ltd.	335,186

4,026,000	China Reinsurance Group Corp. – Class H	829,576

1,325,200	China Taiping Insurance Holdings Co. Ltd.	2,969,093

2,198,000	Consun Pharmaceutical Group Ltd.	4,195,244

9,170,000	CSPC Pharmaceutical Group Ltd.	9,358,673

691,400	ENN Energy Holdings Ltd.	6,320,570

672,000	Fufeng Group Ltd.	693,739

1,644,000	Geely Automobile Holdings Ltd.	3,593,401

10,248,000	Hua Han Health Industry Holdings Ltd. * (a)	25

1,344,000	Kunlun Energy Co. Ltd.	1,283,718

844,000	Legend Holdings Corp. – Class H *	1,034,807

614,000	Lenovo Group Ltd.	768,913

743,000	Lonking Holdings Ltd.	281,199

900,000	Minth Group Ltd.	3,947,472

13,400	NetEase, Inc.	370,684

4,100	NetEase, Inc. ADR	566,005

546,500	Orient Overseas International Ltd.	8,881,032

1,644,000	PICC Property & Casualty Co. Ltd. – Class H	3,739,240

14,000	Sany Heavy Equipment International Holdings Co. Ltd.	13,097

221,200	Shandong Weigao Group Medical Polymer Co. Ltd. – Class H	157,833

24,000	Shanghai Industrial Holdings Ltd.	47,190

3,698,000	Sino Biopharmaceutical Ltd.	3,361,700

2,594,500	Sinopec Engineering Group Co. Ltd. – Class H	2,452,221

Shares	Description	Value ($)

	China — continued

344,400	Sinopharm Group Co. Ltd. – Class H	888,378

916,000	Skyworth Group Ltd. *	471,508

110,000	TCL Electronics Holdings Ltd.	144,782

3,457	Tencent Holdings Ltd. ADR	273,241

265,700	Tencent Holdings Ltd.	20,993,365

554,615	Vipshop Holdings Ltd. ADR	10,892,639

459,301	Weibo Corp. Sponsored ADR (b)	4,565,452

56,300	ZCZL Industrial Technology Group Co. Ltd. – Class A	181,426

522,500	Zhongsheng Group Holdings Ltd.	788,856

	Total China	114,204,797

	Colombia — 0.0%

2,220	Corp. Financiera Colombiana SA *	10,993

	Czech Republic — 0.0%

50	Philip Morris CR AS	44,533

	Egypt — 0.2%

94,139	Orascom Construction PLC	949,530

	Greece — 0.2%

149,368	Eurobank Ergasias Services & Holdings SA	591,615

13,931	National Bank of Greece SA	218,296

	Total Greece	809,911

	Hungary — 3.9%

282,912	Magyar Telekom Telecommunications PLC	1,514,207

213,433	MOL Hungarian Oil & Gas PLC	1,890,732

125,809	OTP Bank Nyrt	13,095,739

55,781	Richter Gedeon Nyrt	1,652,002

	Total Hungary	18,152,680

	India — 8.1%

89,110	Ashapura Minechem Ltd.	686,712

42,137	Aurobindo Pharma Ltd.	575,689

42,462	Bajaj Finance Ltd.	494,572

998,642	Bharat Petroleum Corp. Ltd.	4,023,408

214,902	Brightcom Group Ltd. *	31,337

245,223	Cipla Ltd.	4,200,946

196,455	Dr. Reddy’s Laboratories Ltd.	2,769,270

236,766	GAIL India Ltd.	468,413

71,553	GHCL Ltd.	461,230

46,936	Glenmark Pharmaceuticals Ltd.	1,024,428

10,817	Hero MotoCorp Ltd.	751,563

617,976	Hindalco Industries Ltd.	5,617,566

45,112	Hindustan Petroleum Corp. Ltd.	231,609

21,172	Indian Oil Corp. Ltd.	38,428

1,308,319	Manappuram Finance Ltd.	4,177,552

78,118	Muthoot Finance Ltd.	3,272,201

712,519	NMDC Ltd.	590,710

GMO Emerging Markets Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)

(showing percentage of total net assets)

November 30, 2025 (Unaudited)

Shares	Description	Value ($)

	India — continued

1,503,603	Oil & Natural Gas Corp. Ltd.	4,097,167

302,377	Shriram Finance Ltd.	2,904,503

70,386	Siyaram Silk Mills Ltd.	569,362

	Total India	36,986,666

	Indonesia — 7.7%

30,830,100	Aneka Tambang Tbk. PT	5,388,026

256,300	Astra Agro Lestari Tbk. PT	116,625

36,474,600	Astra International Tbk. PT	14,367,352

954,800	Astra Otoparts Tbk. PT	145,690

690,200	Bank OCBC Nisp Tbk. PT	56,571

6,454,200	Bank Pembangunan Daerah Jawa Timur Tbk. PT	211,174

11,200,400	Dharma Satya Nusantara Tbk. PT	1,140,634

16,814,900	Erajaya Swasembada Tbk. PT	418,325

115,400	Gudang Garam Tbk. PT	103,276

10,420,900	Indofood Sukses Makmur Tbk. PT	4,601,720

6,710,200	Japfa Comfeed Indonesia Tbk. PT	984,195

40,000	Nanshan Aluminium International Holdings Ltd.	208,705

71,300	Pabrik Kertas Tjiwi Kimia Tbk. PT	32,442

18,015,900	Perusahaan Gas Negara Tbk. PT	1,954,105

12,386,200	Perusahaan Perkebunan London Sumatra Indonesia Tbk. PT	1,015,514

5,672,300	Salim Ivomas Pratama Tbk. PT	211,245

1,158,000	Sumber Tani Agung Resources Tbk. PT	95,266

4,966,900	Surya Citra Media Tbk. PT	115,326

21,500	Telkom Indonesia Persero Tbk. PT ADR (b)	463,325

10,027,500	Telkom Indonesia Persero Tbk. PT	2,131,582

1,474,300	Tempo Scan Pacific Tbk. PT	247,131

14,882,300	Triputra Agro Persada PT	1,510,391

	Total Indonesia	35,518,620

	Kuwait — 0.3%

114,264	A’ayan Leasing & Investment Co. KSCP	78,552

46,358	Combined Group Contracting Co. SAK	149,823

725,022	Noor Financial Investment Co. KSC	969,250

	Total Kuwait	1,197,625

	Mexico — 2.2%

225,200	Cemex SAB de CV Sponsored ADR	2,429,907

1,196,963	Gentera SAB de CV (b)	2,793,415

517,717	Grupo Financiero Banorte SAB de CV – Class O	4,936,431

	Total Mexico	10,159,753

	Philippines — 0.1%

1,058,000	LT Group, Inc.	271,675

2,022,800	Megaworld Corp.	70,059

22,700	Robinsons Retail Holdings, Inc.	12,766

	Total Philippines	354,500

Shares	Description	Value ($)

	Russia — 0.0%

31,701,260	Alrosa PJSC * (a) (c)	—

39,977	Evraz PLC * (a) (c)	—

1,432,600,000	Federal Grid Co-Rosseti PJSC * (a) (c)	—

219,070	Gazprom Neft PJSC * (a) (c)	—

1,250,860	Gazprom PJSC * (a) (c)	—

3,721,200	GMK Norilskiy Nickel PAO * (a) (c)	—

78,536,400	Inter RAO UES PJSC * (a) (c)	—

239,440	LSR Group PJSC * (a) (c)	—

3	LSR Group PJSC GDR * (a) (c)	—

285,469	LUKOIL PJSC * (a) (c)	—

17,490,987	Magnitogorsk Iron & Steel Works PJSC * (a) (c)	—

474,800	Mechel PJSC * (a) (c)	—

4,133,417	Moscow Exchange MICEX-RTS PJSC * (a) (c)	—

10,015,560	Novolipetsk Steel PJSC * (a) (c)	—

11,924	PhosAgro PJSC * (a) (c)	—

230	PhosAgro PJSC GDR * (a) (c)	—

800,940	Polyus PJSC * (a) (c)	—

24,938,000	RusHydro PJSC * (a) (c)	—

13,125,612	Sberbank of Russia PJSC * (a) (c)	—

706,464	Severstal PAO GDR (Registered) * (a) (c)	—

68,353	SFI PJSC * (a) (c)	—

63,500,900	Surgutneftegas PAO * (a) (c)	—

2,860,038	Tatneft PJSC * (a) (c)	—

8,118,000	Unipro PAO * (a) (c)	—

556,430	United Co. RUSAL International PJSC * (a) (c)	—

	Total Russia	—

	Saudi Arabia — 1.0%

96,831	Riyad Bank	666,053

7,933	SABIC Agri-Nutrients Co.	246,625

257,051	Saudi National Bank	2,529,990

104,824	Saudi Telecom Co.	1,192,976

	Total Saudi Arabia	4,635,644

	South Africa — 0.1%

12,676	Aspen Pharmacare Holdings Ltd.	70,414

469,264	Old Mutual Ltd.	382,413

	Total South Africa	452,827

	South Korea — 11.7%

1,329	Doosan Bobcat, Inc.	50,049

64,178	Hana Financial Group, Inc.	4,083,321

40,374	Hyundai Glovis Co. Ltd.	4,522,932

62,128	Hyundai Mobis Co. Ltd.	13,100,550

1,500	KB Financial Group, Inc. ADR	127,635

2,648	KB Financial Group, Inc.	225,887

68,435	Kia Corp.	5,317,365

43,200	KT&G Corp.	4,279,687

11,407	LG Electronics, Inc.	665,694

195	LX Holdings Corp.	1,059

GMO Emerging Markets Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)

(showing percentage of total net assets)

November 30, 2025 (Unaudited)

Shares	Description	Value ($)

	South Korea — continued

9,610	ROKIT Healthcare, Inc. *	517,546

89,150	Samsung E&A Co. Ltd.	1,553,672

175,142	Samsung Electronics Co. Ltd.	12,029,251

22,243	Shinhan Financial Group Co. Ltd.	1,188,932

699	SK Hynix, Inc.	253,191

314,755	Woori Financial Group, Inc.	5,702,003

	Total South Korea	53,618,774

	Sri Lanka — 0.1%

103,983,101	Anilana Hotels & Properties Ltd. * (d) (e)	303,674

	Taiwan — 23.2%

298,000	Asustek Computer, Inc.	5,718,861

155,000	Delta Electronics, Inc.	4,620,621

1,598,200	Evergreen Marine Corp. Taiwan Ltd.	9,154,540

919,000	Hon Hai Precision Industry Co. Ltd.	6,622,253

18,000	Lite-On Technology Corp.	91,457

33,000	MediaTek, Inc.	1,470,577

188,000	Phison Electronics Corp.	6,756,430

6,777,000	Pou Chen Corp.	6,620,128

262,936	Radiant Opto-Electronics Corp.	1,010,999

346,000	Realtek Semiconductor Corp.	5,757,840

1,085,000	Taiwan Semiconductor Manufacturing Co. Ltd.	50,025,424

261,000	Tripod Technology Corp.	2,552,437

769,000	United Microelectronics Corp.	1,129,087

1,225,000	Yang Ming Marine Transport Corp.	2,033,391

62,000	YungShin Global Holding Corp.	112,429

663,000	Zhen Ding Technology Holding Ltd.	3,081,863

	Total Taiwan	106,758,337

	Thailand — 5.5%

302,700	3BB Internet Infrastructure Fund – Class F	57,918

1,157,600	Kasikornbank PCL	6,712,802

9,381,200	Krung Thai Bank PCL	8,024,934

31,500	Mega Lifesciences PCL	30,817

272,600	Pruksa Holding PCL (Foreign Registered)	32,009

743,800	PTT Exploration & Production PCL	2,462,764

3,443,000	PTT PCL	3,291,451

1,123,900	SCB X PCL	4,543,295

	Total Thailand	25,155,990

	United Arab Emirates — 2.2%

808,794	Abu Dhabi Commercial Bank PJSC	3,106,003

118,806	Emaar Development PJSC	475,663

985,875	Emaar Properties PJSC	3,571,959

254,127	Emirates NBD Bank PJSC	1,688,731

351,622	First Abu Dhabi Bank PJSC	1,516,589

	Total United Arab Emirates	10,358,945

	Vietnam — 0.2%

253,700	An Binh CJSB *	138,599

Shares	Description	Value ($)

	Vietnam — continued

251,400	Quang Ngai Sugar JSC	418,706

145,300	Vietnam Engine & Agricultural Machinery Corp.	195,141

	Total Vietnam	752,446

	TOTAL COMMON STOCKS (COST $668,123,312)	429,326,222

	PREFERRED STOCKS (f) —4.4%

	Brazil — 3.3%

2,218,200	Banco Bradesco SA ADR	8,207,340

40,300	Bradespar SA	146,694

2,977,180	Cia Energetica de Minas Gerais	6,414,112

124,900	Itausa SA	288,509

	Total Brazil	15,056,655

	Colombia — 0.7%

51,021	Grupo Cibest SA ADR	3,217,385

	Russia — 0.0%

194,570	Nizhnekamskneftekhim PJSC * (a) (c)	—

79,676,700	Surgutneftegas PAO * (a) (c)	—

86,900	Transneft PJSC * (a) (c)	—

	Total Russia	—

	South Korea — 0.4%

38,953	Samsung Electronics Co. Ltd.	1,992,175

	TOTAL PREFERRED STOCKS (COST $66,705,280)	20,266,215

	INVESTMENT FUNDS — 0.9%

	United States — 0.9%

766,851	GMO U.S. Treasury Fund, Class VI (e)	3,841,925

	TOTAL INVESTMENT FUNDS (COST $3,841,925)	3,841,925

	SHORT-TERM INVESTMENTS — 0.1%

	Money Market Funds — 0.1%

624,023	State Street Institutional Treasury Money Market Fund – Premier Class, 3.88% (g)	624,023

	TOTAL SHORT-TERM INVESTMENTS (COST $624,023)	624,023

	TOTAL INVESTMENTS — 98.9% (Cost $739,294,540)	454,058,385

	Other Assets and Liabilities (net) — 1.1%	5,019,242

	TOTAL NET ASSETS — 100.0%	$459,077,627

GMO Emerging Markets Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)

November 30, 2025 (Unaudited)

Additional information on each restricted security is as follows:

Issuer Description	Acquisition Date	Acquisition Cost	Value as a Percentage of Fund’s Net Assets	Value as of November 30, 2025

Alrosa PJSC	09/14/17	$46,779,239	0.0%	$—

Evraz PLC	10/20/21	325,882	0.0%	—

Federal Grid Co-Rosseti PJSC	01/16/20	3,566,461	0.0%	—

Gazprom Neft PJSC	02/11/22	1,504,524	0.0%	—

Gazprom PJSC	02/15/22	5,498,440	0.0%	—

GMK Norilskiy Nickel PAO	12/09/19	10,928,119	0.0%	—

Inter RAO UES PJSC	04/04/18	5,427,962	0.0%	—

LSR Group PJSC	03/01/19	2,449,446	0.0%	—

LSR Group PJSC GDR	05/06/21	7	0.0%	—

LUKOIL PJSC	08/31/21	26,859,350	0.0%	—

Magnitogorsk Iron & Steel Works PJSC	02/13/18	14,388,116	0.0%	—

Mechel PJSC	11/12/21	883,911	0.0%	—

Moscow Exchange MICEX-RTS PJSC	10/23/17	8,713,968	0.0%	—

Nizhnekamskneftekhim PJSC	03/24/20	204,612	0.0%	—

Novolipetsk Steel PJSC	10/11/17	26,618,404	0.0%	—

PhosAgro PJSC	02/09/22	802,829	0.0%	—

PhosAgro PJSC GDR	02/09/22	5,151	0.0%	—

Polyus PJSC	07/23/20	17,665,998	0.0%	—

RusHydro PJSC	02/09/22	256,737	0.0%	—

Sberbank of Russia PJSC	11/10/17	51,393,929	0.0%	—

Severstal PAO GDR (Registered)	10/12/17	13,249,420	0.0%	—

SFI PJSC	09/11/18	747,895	0.0%	—

Surgutneftegas PAO	09/17/15	36,354,554	0.0%	—

Surgutneftegas PAO	11/01/18	47,551,568	0.0%	—

Tatneft PJSC	11/02/18	25,364,999	0.0%	—

Transneft PJSC	05/29/20	1,711,599	0.0%	—

Unipro PAO	03/29/18	400,147	0.0%	—

United Co. RUSAL International PJSC	11/12/21	569,611	0.0%	—

				$—

A summary of outstanding financial instruments at November 30, 2025 is as follows:

Futures Contracts

Number of Contracts +	Type	Expiration Date	Notional Amount ($)	Value/Net Unrealized Appreciation (Depreciation) ($)

Buys

105	MSCI Emerging Market	December 2025	$7,232,400	$267,934

+	Buys - Fund is long the futures contract.
Sales - Fund is short the futures contract.

As of November 30, 2025, for the above contracts and/or agreements, the Fund had sufficient cash and/or securities to cover commitments or collateral requirements, if any, of the relevant broker or exchange.

GMO Emerging Markets Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)

November 30, 2025 (Unaudited)

Notes to Schedule of Investments:

*	Non-income producing security.

(a)

Investment valued at fair value using methods determined in good faith by the Trustees of GMO Trust or persons acting at their direction pursuant to procedures approved by the Trustees. Investment valued using significant unobservable inputs.

(b)	All or a portion of this security is out on loan.

(c)	The security is restricted as to resale.

(d)	Investment valued using significant unobservable inputs.

(e)	Affiliated company.

(f)	Preferred dividend rates are disclosed to the extent that a stated rate exists.

(g)	The rate disclosed is the 7 day net yield as of November 30, 2025.

Portfolio Abbreviations:

ADR - American Depositary Receipt

Foreign Registered - Shares issued to foreign investors in markets that have foreign ownership limits.

GDR - Global Depositary Receipt

JSC - Joint-Stock Company

PJSC - Private Joint-Stock Company

GMO International Equity Fund

(A Series of GMO Trust)

Schedule of Investments

(showing percentage of total net assets)

November 30, 2025 (Unaudited)

Shares	Description	Value ($)

	COMMON STOCKS — 94.4%

	Australia — 4.0%

292,501	BHP Group Ltd.	8,003,697

591,555	Brambles Ltd.	9,322,548

970,390	Fortescue Ltd.	13,638,421

173,489	GrainCorp Ltd. – Class A	918,723

73,929	JB Hi-Fi Ltd.	4,758,346

29,210	Rio Tinto Ltd.	2,533,871

135,546	Super Retail Group Ltd.	1,442,588

	Total Australia	40,618,194

	Belgium — 1.2%

117,855	Ageas SA	8,052,201

25,386	Bekaert SA	1,088,230

14,560	KBC Group NV	1,792,369

18,036	Melexis NV	1,110,950

29,381	Proximus SADP	253,013

	Total Belgium	12,296,763

	Denmark — 0.0%

279	AP Moller - Maersk AS – Class B	558,291

	Finland — 2.3%

3,873,741	Nokia OYJ	23,591,551

	France — 9.2%

103,218	ArcelorMittal SA	4,473,330

315,507	AXA SA	14,253,893

63,600	BNP Paribas SA	5,436,448

165,390	Cie de Saint-Gobain SA	16,507,068

59,886	Cie Generale des Etablissements Michelin SCA	1,960,178

101,591	Coface SA	1,790,287

94,864	Derichebourg SA	708,427

42,854	Eiffage SA	5,921,469

25,959	IPSOS SA	967,628

15,185	Legrand SA	2,303,769

34,139	Metropole Television SA	496,357

9,951	Rubis SCA	380,224

235,834	Sanofi SA	23,521,470

12,341	Schneider Electric SE	3,321,031

14,681	Societe BIC SA	839,592

63,687	Societe Generale SA	4,434,554

117,711	STMicroelectronics NV	2,713,349

102,096	STMicroelectronics NV - NY Shares	2,347,187

104,657	Television Francaise 1 SA	1,011,213

35,326	Valeo SE	447,733

	Total France	93,835,207

	Germany — 5.1%

10,333	Bayerische Motoren Werke AG	1,056,167

719,652	Deutsche Bank AG (Registered)	25,515,862

9,301	DWS Group GmbH & Co. KGaA	577,267

Shares	Description	Value ($)

	Germany — continued

2,953	Hornbach Holding AG & Co. KGaA	303,694

5,326	Indus Holding AG	164,150

40,876	Kloeckner & Co. SE	287,250

24,046	RTL Group SA	949,553

13,478	Salzgitter AG	557,498

86,358	Siemens AG (Registered)	22,902,446

	Total Germany	52,313,887

	Hong Kong — 5.1%

1,989,500	BOC Hong Kong Holdings Ltd.	9,604,934

447,000	CK Asset Holdings Ltd.	2,298,341

2,335,500	CK Hutchison Holdings Ltd.	16,475,382

202,800	Dah Sing Banking Group Ltd.	286,199

26,869	Dah Sing Financial Holdings Ltd.	124,992

1,045,585	IGG, Inc.	515,213

122,901	Johnson Electric Holdings Ltd.	475,050

197,640	KLN Logistics Group Ltd.	178,841

144,326	Luk Fook Holdings International Ltd.	452,873

730,331	Pacific Textiles Holdings Ltd.	118,313

369,000	SITC International Holdings Co. Ltd.	1,268,742

205,500	Sun Hung Kai Properties Ltd.	2,609,920

287,500	Swire Pacific Ltd. – Class A	2,468,322

220,000	Techtronic Industries Co. Ltd.	2,587,447

1,180,000	United Laboratories International Holdings Ltd. (a)	1,939,352

730,000	VSTECS Holdings Ltd.	781,852

72,700	VTech Holdings Ltd.	588,400

8,594,515	WH Group Ltd.	9,000,451

	Total Hong Kong	51,774,624

	Israel — 0.8%

358,276	Bank Hapoalim BM	7,755,247

	Italy — 4.6%

89,405	Anima Holding SpA	631,259

55,598	Banca IFIS SpA (a)	1,600,410

363,816	Banco BPM SpA (a)	5,243,713

66,604	Esprinet SpA	451,949

1,853,747	Intesa Sanpaolo SpA	12,025,240

114,525	Leonardo SpA	6,277,064

253,051	MFE-MediaForEurope NV – Class A	913,350

25,905	UniCredit SpA	1,928,438

797,446	Unipol Assicurazioni SpA	18,314,502

	Total Italy	47,385,925

	Japan — 25.0%

38,420	AOKI Holdings, Inc.	425,706

403,600	Bandai Namco Holdings, Inc.	11,843,305

168,796	Brother Industries Ltd.	3,378,976

13,800	Canon Marketing Japan, Inc. (a)	604,561

17,100	Canon, Inc.	503,116

92,300	Credit Saison Co. Ltd.	2,323,985

102,000	Daido Steel Co. Ltd.	1,033,170

GMO International Equity Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)

(showing percentage of total net assets)

November 30, 2025 (Unaudited)

Shares	Description	Value ($)

	Japan — continued

66,290	Daiwabo Holdings Co. Ltd.	1,291,512

155,700	Denso Corp.	2,050,109

26,800	Ebara Corp.	702,941

22,000	Fujitsu Ltd.	583,687

29,118	Fuyo General Lease Co. Ltd.	779,904

30,906	Gunze Ltd.	819,868

56,800	Honda Motor Co. Ltd.	572,772

27,800	Horiba Ltd.	2,577,046

112,154	ITOCHU Corp.	6,726,894

41,000	Kaga Electronics Co. Ltd.	986,230

112,300	Kajima Corp.	4,186,478

62,044	Kanematsu Corp.	1,372,061

946,992	KDDI Corp.	16,292,182

401,700	Komatsu Ltd.	13,195,590

26,293	Komeri Co. Ltd.	588,493

83,400	Konami Group Corp.	12,746,209

39,000	Kyocera Corp.	533,872

326,000	LY Corp.	875,526

299,600	Marubeni Corp.	7,908,237

49,157	MCJ Co. Ltd.	486,773

173,900	Mitsubishi Electric Corp.	4,701,897

9,384	Modec, Inc.	944,289

69,200	Murata Manufacturing Co. Ltd.	1,424,543

702,400	NEC Corp.	26,538,510

49,426	Nichias Corp.	1,969,003

152,400	Nippon Yusen KK	4,826,830

40,600	Niterra Co. Ltd.	1,755,647

8,800	Nitto Denko Corp.	217,759

4,454,100	NTT, Inc.	4,438,971

1,731,300	Panasonic Holdings Corp.	21,665,892

82,324	Press Kogyo Co. Ltd.	417,644

86,500	Recruit Holdings Co. Ltd.	4,424,150

159,600	Renesas Electronics Corp.	1,882,093

11,966	San-A Co. Ltd.	220,170

85,400	Sanwa Holdings Corp.	2,202,439

28,000	SBI Holdings, Inc.	590,432

16,500	SCREEN Holdings Co. Ltd.	1,360,851

72,100	Seiko Epson Corp.	898,324

37,695	Seiko Group Corp.	1,770,642

514,312	Sekisui Chemical Co. Ltd.	8,764,847

277,000	Sekisui House Ltd.	6,211,462

82,000	Shionogi & Co. Ltd.	1,406,394

34,800	Subaru Corp.	777,227

30,800	Sumitomo Corp.	967,483

516,200	Sumitomo Electric Industries Ltd.	20,340,622

796,600	Sumitomo Forestry Co. Ltd.	8,503,459

347,500	Suzuki Motor Corp.	5,434,323

64,100	TDK Corp.	1,052,142

14,900	Tokyo Gas Co. Ltd.	603,907

101,975	Tokyu Construction Co. Ltd.	832,090

12,428	Towa Pharmaceutical Co. Ltd.	259,729

60,600	Toyo Tire Corp.	1,667,259

458,465	Toyota Tsusho Corp.	14,860,061

Shares	Description	Value ($)

	Japan — continued

33,938	TPR Co. Ltd.	279,639

24,369	Valor Holdings Co. Ltd.	503,308

20,256	Warabeya Nichiyo Holdings Co. Ltd.	435,989

681,600	Yamaha Motor Co. Ltd.	4,939,425

	Total Japan	255,478,655

	Netherlands — 7.8%

196,676	ABN AMRO Bank NV	6,663,784

18,898	ASML Holding NV - NY Shares	20,031,880

103,715	EXOR NV	8,737,648

252,239	NN Group NV	18,304,820

367,486	Prosus NV	23,167,767

104,169	Signify NV	2,467,122

	Total Netherlands	79,373,021

	Norway — 1.0%

411,726	Elkem ASA	1,124,147

35,331	Europris ASA	316,937

330,122	Hoegh Autoliners ASA	2,914,430

551,848	Orkla ASA	5,907,659

38,577	Wallenius Wilhelmsen ASA	348,408

	Total Norway	10,611,581

	Portugal — 0.3%

253,973	Navigator Co. SA (a)	896,421

156,820	REN - Redes Energeticas Nacionais SGPS SA	603,360

757,857	Sonae SGPS SA	1,305,480

	Total Portugal	2,805,261

	Singapore — 2.2%

730,000	ComfortDelGro Corp. Ltd.	811,731

3,400	DBS Group Holdings Ltd.	142,421

381,100	First Resources Ltd.	609,116

568,200	Oversea-Chinese Banking Corp. Ltd.	8,117,440

377,000	Sheng Siong Group Ltd.	791,599

10,100	Singapore Exchange Ltd.	131,700

87,700	Venture Corp. Ltd.	1,012,323

882,722	Yangzijiang Financial Holding Ltd.	320,814

882,722	Yangzijiang Maritime Development Pte. Ltd. *	463,210

3,799,622	Yangzijiang Shipbuilding Holdings Ltd.	9,843,110

	Total Singapore	22,243,464

	Spain — 7.2%

1,389,043	Banco Bilbao Vizcaya Argentaria SA	30,022,262

1,469,361	Banco Santander SA	15,761,680

432,441	CaixaBank SA	4,828,806

293,337	Indra Sistemas SA (a)	15,685,977

1,543,322	Mapfre SA (a)	7,146,941

	Total Spain	73,445,666

GMO International Equity Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)

(showing percentage of total net assets)

November 30, 2025 (Unaudited)

Shares	Description	Value ($)

	Sweden — 0.0%

37,090	Betsson AB – Class B	569,172

	Switzerland — 5.8%

345,629	ABB Ltd. (Registered)	24,872,770

50,204	Logitech International SA (Registered)	5,664,908

55,050	Novartis AG (Registered)	7,181,824

43,654	Roche Holding AG	16,723,988

57,953	Sandoz Group AG ADR (a)	4,111,186

3,995	Zehnder Group AG – Class RG	345,736

	Total Switzerland	58,900,412

	United Kingdom — 12.8%

441,517	3i Group PLC	18,462,032

267,031	British American Tobacco PLC Sponsored ADR	15,664,038

7,543,326	BT Group PLC	18,089,482

83,864	Crest Nicholson Holdings PLC	159,760

488,845	Ferrexpo PLC *	482,461

49,060	Galliford Try Holdings PLC	328,178

243,568	GSK PLC	5,795,955

207,339	GSK PLC Sponsored ADR (a)	9,923,245

103,137	Halfords Group PLC	190,951

230,225	HSBC Holdings PLC	3,262,515

323,508	IG Group Holdings PLC	4,853,258

441,582	Imperial Brands PLC	18,758,711

36,276	Kingfisher PLC	146,902

5,393	Next PLC	1,008,645

149,726	Rio Tinto PLC Sponsored ADR	10,772,786

109,244	Vesuvius PLC	553,234

436,418	Vodafone Group PLC	543,489

1,728,343	Vodafone Group PLC Sponsored ADR	21,552,437

	Total United Kingdom	130,548,079

	TOTAL COMMON STOCKS (COST $799,820,152)	964,105,000

	PREFERRED STOCKS (b) —0.6%

	Germany — 0.6%

3,755	Draegerwerk AG & Co. KGaA	307,074

54,322	Volkswagen AG	6,209,890

	Total Germany	6,516,964

	TOTAL PREFERRED STOCKS (COST $6,260,464)	6,516,964

Shares	Description	Value ($)

	INVESTMENT FUNDS — 6.1%

	United States — 6.1%

12,378,953	GMO U.S. Treasury Fund, Class VI (c)	62,018,555

	TOTAL INVESTMENT FUNDS (COST $62,018,555)	62,018,555

	SHORT-TERM INVESTMENTS — 0.0%

	Money Market Funds — 0.0%

624,845	State Street Institutional Treasury Money Market Fund – Premier Class, 3.88% (d)	624,845

	TOTAL SHORT-TERM INVESTMENTS (COST $624,845)	624,845

	TOTAL INVESTMENTS — 101.1% (Cost $868,724,016)	1,033,265,364

	Other Assets and Liabilities (net) — (1.1)%	(11,712,820)

	TOTAL NET ASSETS — 100.0%	$1,021,552,544

Notes to Schedule of Investments:

*	Non-income producing security.

(a)	All or a portion of this security is out on loan.

(b)	Preferred dividend rates are disclosed to the extent that a stated rate exists.

(c)	Affiliated company.

(d)	The rate disclosed is the 7 day net yield as of November 30, 2025.

Portfolio Abbreviations:

ADR - American Depositary Receipt

GMO International Opportunistic Value Fund

(A Series of GMO Trust)

Schedule of Investments

(showing percentage of total net assets)

November 30, 2025 (Unaudited)

Shares	Description	Value ($)

	COMMON STOCKS — 97.4%

	Australia — 5.2%

150,794	Aurizon Holdings Ltd.	353,643

354,021	BHP Group Ltd.	9,687,067

19,538	BlueScope Steel Ltd.	311,227

293,466	Fortescue Ltd.	4,124,540

5,580	Rio Tinto Ltd.	484,047

71,899	Woodside Energy Group Ltd.	1,175,961

	Total Australia	16,136,485

	Austria — 1.1%

37,911	OMV AG	2,097,661

32,603	Raiffeisen Bank International AG	1,324,871

	Total Austria	3,422,532

	Belgium — 0.3%

13,720	Ageas SA	937,391

6,183	Proximus SADP	53,244

	Total Belgium	990,635

	Canada — 14.3%

25,200	Bank of Montreal	3,190,191

56,765	Bank of Nova Scotia (a)	3,933,247

90,100	Bank of Nova Scotia (a)	6,250,166

14,500	Canadian Imperial Bank of Commerce	1,253,737

11,400	Empire Co. Ltd. – Class A	419,714

200	Fairfax Financial Holdings Ltd.	344,389

10,700	IGM Financial, Inc.	436,821

2,800	Imperial Oil Ltd. (b)	279,910

11,049	Magna International, Inc. (a)	539,633

18,800	Magna International, Inc. (a)	920,056

60,874	Manulife Financial Corp. (a)	2,143,373

129,000	Manulife Financial Corp. (a)	4,566,625

43,200	Parex Resources, Inc.	571,899

49,600	Power Corp. of Canada	2,525,342

7,300	Russel Metals, Inc. (b)	213,131

37,630	Sun Life Financial, Inc. (a) (b)	2,224,685

56,100	Sun Life Financial, Inc. (a) (b)	3,325,173

5,000	Suncor Energy, Inc. (b)	224,838

126,600	Toronto-Dominion Bank	10,658,335

	Total Canada	44,021,265

	Denmark — 0.8%

327	AP Moller - Maersk AS – Class A	655,949

836	AP Moller - Maersk AS – Class B	1,672,873

38,768	H Lundbeck AS	267,820

	Total Denmark	2,596,642

	Finland — 0.3%

27,383	Valmet OYJ	895,557

Shares	Description	Value ($)

	France — 10.1%

5,627	Aperam SA	216,931

6,599	ArcelorMittal SA	285,992

3,700	Arkema SA	225,539

19,474	AXA SA	879,791

90,127	BNP Paribas SA	7,703,942

1,831	Capgemini SE	286,886

52,277	Carrefour SA	804,989

21,865	Credit Agricole SA	419,139

6,770	Orange SA	111,597

67,928	Sanofi SA	6,774,962

17,288	Societe Generale SA	1,203,771

6,792	Teleperformance SE	467,776

159,366	TotalEnergies SE	10,484,169

89,457	Valeo SE	1,133,807

	Total France	30,999,291

	Germany — 6.6%

34,614	Bayerische Motoren Werke AG	3,538,000

41,853	Daimler Truck Holding AG	1,771,637

66,453	Deutsche Bank AG (Registered)	2,356,147

80,413	Deutsche Post AG	4,185,042

77,187	Deutsche Telekom AG (Registered)	2,489,109

6,512	DWS Group GmbH & Co. KGaA	404,168

11,395	Evonik Industries AG	175,376

16,546	Fresenius Medical Care AG	790,871

9,488	Henkel AG & Co. KGaA	712,263

55,445	Mercedes-Benz Group AG	3,744,194

	Total Germany	20,166,807

	Hong Kong — 2.3%

212,000	CK Asset Holdings Ltd.	1,090,041

330,000	CK Hutchison Holdings Ltd.	2,327,928

49,500	Kerry Properties Ltd.	134,019

179,000	Sun Hung Kai Properties Ltd.	2,273,361

1,800	VTech Holdings Ltd.	14,568

1,288,500	WH Group Ltd.	1,349,359

	Total Hong Kong	7,189,276

	Ireland — 0.3%

65,640	AIB Group PLC	675,397

20,833	Bank of Ireland Group PLC	385,864

	Total Ireland	1,061,261

	Israel — 1.4%

66,810	Bank Hapoalim BM	1,446,170

38,890	Bank Leumi Le-Israel BM	815,573

24,371	ICL Group Ltd.	135,082

89,787	Israel Discount Bank Ltd. – Class A	940,291

6,091	Mizrahi Tefahot Bank Ltd.	426,676

20,354	ZIM Integrated Shipping Services Ltd. (b)	415,425

	Total Israel	4,179,217

GMO International Opportunistic Value Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)

(showing percentage of total net assets)

November 30, 2025 (Unaudited)

Shares	Description	Value ($)

	Italy — 2.0%

29,052	Banco BPM SpA (b)	418,729

58,285	BPER Banca SpA	702,378

3,256	Buzzi SpA	200,830

61,549	Intesa Sanpaolo SpA	399,268

212,996	Stellantis NV	2,279,910

418,689	Telecom Italia SpA *	236,053

24,548	Tenaris SA	493,852

16,361	Tenaris SA ADR	658,039

35,527	Unipol Assicurazioni SpA	815,929

	Total Italy	6,204,988

	Japan — 21.1%

78,900	Asahi Group Holdings Ltd.	915,180

53,200	Asahi Kasei Corp.	444,345

46,400	Brother Industries Ltd.	928,840

4,300	Credit Saison Co. Ltd.	108,268

15,600	Dai Nippon Printing Co. Ltd.	263,837

25,000	Daito Trust Construction Co. Ltd.	478,241

81,900	Daiwa House Industry Co. Ltd.	2,795,342

53,100	Denso Corp.	699,170

18,300	Hitachi Construction Machinery Co. Ltd.	532,871

218,500	Honda Motor Co. Ltd.	2,203,358

113,494	Honda Motor Co. Ltd. Sponsored ADR (b)	3,433,194

227,100	Inpex Corp.	4,844,058

71,500	Isuzu Motors Ltd.	1,095,686

155,800	Japan Post Holdings Co. Ltd.	1,530,411

15,600	Kawasaki Kisen Kaisha Ltd.	207,702

97,700	Kirin Holdings Co. Ltd.	1,534,482

98,600	Komatsu Ltd.	3,238,947

137,400	Kubota Corp.	1,983,116

28,900	Mazda Motor Corp.	209,088

206,400	Mitsui & Co. Ltd.	5,483,325

27,000	Mitsui OSK Lines Ltd.	766,642

87,500	Nippon Yusen KK	2,771,310

17,300	Niterra Co. Ltd.	748,096

23,300	Nitto Denko Corp.	576,567

5,017,600	NTT, Inc.	5,000,557

80,100	Ono Pharmaceutical Co. Ltd.	1,128,034

96,700	ORIX Corp.	2,643,265

4,700	Otsuka Holdings Co. Ltd.	266,186

309,900	Panasonic Holdings Corp.	3,878,161

30,500	Renesas Electronics Corp.	359,673

13,900	Seiko Epson Corp.	173,186

51,200	Sekisui Chemical Co. Ltd.	872,545

42,600	Sekisui House Ltd.	955,265

77,400	Shionogi & Co. Ltd.	1,327,499

22,400	Sojitz Corp.	654,961

32,600	Subaru Corp.	728,092

71,800	Sumitomo Corp.	2,255,367

48,900	Sumitomo Forestry Co. Ltd. (b)	521,992

15,700	Suntory Beverage & Food Ltd.	496,779

46,100	Suzuki Motor Corp.	720,927

Shares	Description	Value ($)

	Japan — continued

31,300	Tosoh Corp.	472,272

23,800	Toyo Tire Corp.	654,798

80,400	Toyota Tsusho Corp.	2,605,976

162,300	Yamaha Motor Co. Ltd.	1,176,157

3,900	Yokohama Rubber Co. Ltd.	154,821

	Total Japan	64,838,589

	Netherlands — 2.8%

45,339	ABN AMRO Bank NV	1,536,178

11,232	EXOR NV	946,259

132,857	ING Groep NV	3,444,845

10,910	JDE Peet’s NV	400,749

16,541	Koninklijke Ahold Delhaize NV	684,771

4,891	NN Group NV	354,937

47,871	Signify NV	1,133,769

	Total Netherlands	8,501,508

	Norway — 2.3%

269,338	Equinor ASA	6,193,645

71,169	Orkla ASA	761,881

	Total Norway	6,955,526

	Portugal — 0.0%

4,483	Sonae SGPS SA	7,722

	Russia — 0.0%

9,800	Surgutneftegas PAO * (c) (d)	—

	Singapore — 1.1%

125,900	Oversea-Chinese Banking Corp. Ltd.	1,798,637

61,700	United Overseas Bank Ltd.	1,619,526

	Total Singapore	3,418,163

	Spain — 5.4%

36,611	Acerinox SA	517,706

461,777	Banco Bilbao Vizcaya Argentaria SA	9,980,677

278,708	Banco Santander SA	2,989,671

176,525	Repsol SA	3,270,895

	Total Spain	16,758,949

	Sweden — 3.1%

20,126	Essity AB – Class B	557,081

37,264	Husqvarna AB – Class B	178,378

102,219	SSAB AB – B Shares	717,935

50,261	Swedbank AB – A Shares	1,599,515

286,233	Telefonaktiebolaget LM Ericsson – B Shares	2,762,023

122,658	Volvo AB – B Shares	3,679,198

	Total Sweden	9,494,130

	Switzerland — 7.2%

34,890	Adecco Group AG (Registered)	975,327

40,695	Nestle SA (Registered)	4,047,540

GMO International Opportunistic Value Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)

(showing percentage of total net assets)

November 30, 2025 (Unaudited)

Shares	Description	Value ($)

	Switzerland — continued

27,741	Novartis AG (Registered)	3,619,091

32,153	Novartis AG Sponsored ADR	4,192,751

1,909	Roche Holding AG (a)	760,086

19,097	Roche Holding AG (a)	7,316,122

12,024	Sandoz Group AG ADR	852,983

616	Swisscom AG (Registered)	442,741

	Total Switzerland	22,206,641

	United Kingdom — 9.7%

16,498	3i Group PLC	689,864

168,270	Aberdeen Group PLC	461,001

27,290	Associated British Foods PLC	772,156

7,759	Berkeley Group Holdings PLC	385,992

773,477	BT Group PLC	1,854,858

10,174	Coca-Cola HBC AG	510,421

14,450	DCC PLC (b)	956,149

27,814	Drax Group PLC	273,686

67,060	GSK PLC	1,595,763

152,855	GSK PLC Sponsored ADR (b)	7,315,640

97,882	HSBC Holdings PLC	1,387,084

23,276	HSBC Holdings PLC Sponsored ADR	1,656,320

31,206	IG Group Holdings PLC	468,152

567,693	ITV PLC	619,046

120,595	J Sainsbury PLC	514,342

417,086	Kingfisher PLC	1,689,014

110,391	Rio Tinto PLC Sponsored ADR	7,942,632

154,344	Schroders PLC	793,294

	Total United Kingdom	29,885,414

	TOTAL COMMON STOCKS (COST $238,928,772)	299,930,598

Shares	Description	Value ($)

	PREFERRED STOCKS (e) —1.5%

	Germany — 1.5%

3,509	Bayerische Motoren Werke AG	331,134

22,839	Henkel AG & Co. KGaA	1,842,139

20,785	Volkswagen AG	2,376,064

	Total Germany	4,549,337

	TOTAL PREFERRED STOCKS (COST $4,146,775)	4,549,337

	INVESTMENT FUNDS — 0.5%

	United States — 0.5%

313,829	GMO U.S. Treasury Fund, Class VI (f)	1,572,286

	TOTAL INVESTMENT FUNDS (COST $1,572,241)	1,572,286

	SHORT-TERM INVESTMENTS — 0.0%

	Money Market Funds — 0.0%

48,200	State Street Institutional Treasury Money Market Fund – Premier Class, 3.88% (g)	48,200

	TOTAL SHORT-TERM INVESTMENTS (COST $48,200)	48,200

	TOTAL INVESTMENTS — 99.4% (Cost $244,695,988)	306,100,421

	Other Assets and Liabilities (net) — 0.6%	1,937,436

	TOTAL NET ASSETS — 100.0%	$308,037,857

Additional information on each restricted security is as follows:

Issuer Description	Acquisition Date	Acquisition Cost	Value as a Percentage of Fund’s Net Assets	Value as of November 30, 2025

Surgutneftegas PAO	05/12/20	$4,974	0.0%	$—

Notes to Schedule of Investments:

*	Non-income producing security.

(a)	Securities are traded on separate exchanges for the same entity.

(b)	All or a portion of this security is out on loan.

(c)

Investment valued at fair value using methods determined in good faith by the Trustees of GMO Trust or persons acting at their direction pursuant to procedures approved by the Trustees. Investment valued using significant unobservable inputs.

(d)	The security is restricted as to resale.

(e)	Preferred dividend rates are disclosed to the extent that a stated rate exists.

(f)	Affiliated company.

(g)	The rate disclosed is the 7 day net yield as of November 30, 2025.

Portfolio Abbreviations:

ADR - American Depositary Receipt

GMO-Usonian Japan Value Creation Fund

(A Series of GMO Trust)

Schedule of Investments

(showing percentage of total net assets)

November 30, 2025 (Unaudited)

Shares	Description	Value ($)

	COMMON STOCKS — 95.6%

	Automobiles & Components — 4.9%

431,900	Isuzu Motors Ltd.	6,618,557

178,000	Stanley Electric Co. Ltd.	3,484,854

	Total Automobiles & Components	10,103,411

	Banks — 8.2%

290,800	Sumitomo Mitsui Financial Group, Inc.	8,799,166

281,200	Sumitomo Mitsui Trust Group, Inc.	8,169,299

	Total Banks	16,968,465

	Capital Goods — 27.1%

194,300	AGC, Inc.	6,723,312

168,400	EXEO Group, Inc.	2,649,100

280,600	Fuji Corp.	6,150,733

350,400	Kanematsu Corp.	7,748,859

79,500	Kraftia Corp.	4,034,051

332,000	Mitsubishi Electric Corp.	8,976,594

719,300	Penta-Ocean Construction Co. Ltd.	7,946,617

175,600	THK Co. Ltd.	4,500,993

281,000	TOTO Ltd.	7,356,251

	Total Capital Goods	56,086,510

	Consumer Durables & Apparel — 8.5%

300,200	Mizuno Corp.	5,850,740

429,200	Sega Sammy Holdings, Inc.	7,375,568

617,900	Yamaha Corp.	4,279,591

	Total Consumer Durables & Apparel	17,505,899

	Financial Services — 5.6%

272,600	Credit Saison Co. Ltd.	6,863,688

230,200	Zenkoku Hosho Co. Ltd.	4,672,115

	Total Financial Services	11,535,803

	Food, Beverage & Tobacco — 7.6%

237,700	Kirin Holdings Co. Ltd.	3,733,330

226,100	Morinaga & Co. Ltd.	3,866,124

185,600	NH Foods Ltd.	8,204,889

	Total Food, Beverage & Tobacco	15,804,343

	Health Care Equipment & Services — 6.3%

555,700	H.U. Group Holdings, Inc.	12,985,917

	Insurance — 3.1%

298,100	T&D Holdings, Inc.	6,476,066

	Materials — 6.4%

252,800	Denka Co. Ltd.	4,430,739

456,800	Maruichi Steel Tube Ltd.	4,220,535

699,800	Tokai Carbon Co. Ltd.	4,611,654

	Total Materials	13,262,928

Shares	Description	Value ($)

	Real Estate Management & Development — 1.4%

270,600	Tosei Corp.	2,870,191

	Semiconductors & Semiconductor Equipment — 2.5%

378,200	SUMCO Corp.	2,992,682

152,600	Towa Corp.	2,099,610

	Total Semiconductors & Semiconductor Equipment	5,092,292

	Software & Services — 2.1%

116,500	NEC Corp.	4,401,675

	Technology Hardware & Equipment — 8.9%

138,000	Amano Corp.	3,718,127

254,600	Daiwabo Holdings Co. Ltd.	4,960,312

213,000	FUJIFILM Holdings Corp.	4,573,099

134,500	Macnica Holdings, Inc.	1,999,455

223,000	Maxell Ltd.	3,179,709

	Total Technology Hardware & Equipment	18,430,702

	Transportation — 3.0%

114,900	Sankyu, Inc.	6,211,631

	TOTAL COMMON STOCKS (COST $161,047,737)	197,735,833

	INVESTMENT FUNDS — 2.7%

	United States — 2.7%

1,087,736	GMO U.S. Treasury Fund, Class VI (a)	5,449,560

	TOTAL INVESTMENT FUNDS (COST $5,449,560)	5,449,560

	SHORT-TERM INVESTMENTS — 0.4%

	Money Market Funds — 0.4%

873,465	State Street Institutional Treasury Money Market Fund – Premier Class, 3.88% (b)	873,465

	TOTAL SHORT-TERM INVESTMENTS (COST $873,465)	873,465

	TOTAL INVESTMENTS — 98.7% (Cost $167,370,762)	204,058,858

	Other Assets and Liabilities (net) — 1.3%	2,714,993

	TOTAL NET ASSETS — 100.0%	$206,773,851

Notes to Schedule of Investments:

(a)	Affiliated company.

(b)	The rate disclosed is the 7 day net yield as of November 30, 2025.

GMO Quality Fund

(A Series of GMO Trust)

Schedule of Investments

(showing percentage of total net assets)

November 30, 2025 (Unaudited)

Shares	Description	Value ($)

	COMMON STOCKS — 97.5%

	Banks — 3.6%

5,586,373	U.S. Bancorp	274,011,596

1,895,677	Wells Fargo & Co.	162,743,870

	Total Banks	436,755,466

	Capital Goods — 2.3%

449,203	Knorr-Bremse AG	47,650,003

695,850	Safran SA	233,918,142

	Total Capital Goods	281,568,145

	Consumer Discretionary Distribution & Retail — 4.6%

1,612,643	Amazon.com, Inc. *	376,100,600

1,199,780	TJX Cos., Inc.	182,270,578

	Total Consumer Discretionary Distribution & Retail	558,371,178

	Consumer Durables & Apparel — 1.6%

268,413	LVMH Moet Hennessy Louis Vuitton SE	198,390,347

	Consumer Services — 4.2%

1,022,954	Amadeus IT Group SA	75,282,845

7,361,645	Compass Group PLC	231,466,017

709,827	Hilton Worldwide Holdings, Inc.	202,321,990

	Total Consumer Services	509,070,852

	Financial Services — 3.0%

781,093	Tradeweb Markets, Inc. – Class A	85,029,784

855,637	Visa, Inc. – Class A	286,159,238

	Total Financial Services	371,189,022

	Food, Beverage & Tobacco — 5.5%

2,836,472	Coca-Cola Co.	207,402,833

1,218,419	Constellation Brands, Inc. – Class A	166,167,983

5,618,012	Diageo PLC	129,130,615

1,748,138	Nestle SA (Registered)	173,870,445

	Total Food, Beverage & Tobacco	676,571,876

	Health Care Equipment & Services — 11.1%

2,645,175	Abbott Laboratories	340,963,058

569,182	Cigna Group	157,822,785

769,599	Elevance Health, Inc.	260,324,558

375,988	Intuitive Surgical, Inc. *	215,621,598

574,709	Quest Diagnostics, Inc.	108,723,449

849,359	UnitedHealth Group, Inc.	280,093,117

	Total Health Care Equipment & Services	1,363,548,565

	Household & Personal Products — 1.9%

3,826,416	Unilever PLC	230,227,145

Shares	Description	Value ($)

	Media & Entertainment — 10.4%

2,164,496	Alphabet, Inc. – Class A	693,028,328

885,519	Meta Platforms, Inc. – Class A	573,772,036

	Total Media & Entertainment	1,266,800,364

	Pharmaceuticals, Biotechnology & Life Sciences — 13.5%

222,444	Eli Lilly & Co.	239,231,849

43,419,978	Haleon PLC	213,534,541

2,141,118	Johnson & Johnson	443,040,137

1,945,599	Merck & Co., Inc.	203,957,143

1,850,762	Novo Nordisk AS – Class B	91,655,053

769,821	Thermo Fisher Scientific, Inc.	454,833,341

	Total Pharmaceuticals, Biotechnology & Life Sciences	1,646,252,064

	Semiconductors & Semiconductor Equipment — 15.8%

165,141	ASML Holding NV	174,661,795

926,175	Broadcom, Inc.	373,211,478

137,344	KLA Corp.	161,443,752

2,856,407	Lam Research Corp.	445,599,492

11,440,200	Taiwan Semiconductor Manufacturing Co. Ltd.	527,466,232

1,505,063	Texas Instruments, Inc.	253,256,951

	Total Semiconductors & Semiconductor Equipment	1,935,639,700

	Software & Services — 14.0%

1,100,440	Accenture PLC – Class A	275,110,000

3,722,393	Dassault Systemes SE	104,260,893

1,636,263	Microsoft Corp.	805,057,759

1,248,612	Salesforce, Inc.	287,855,010

1,016,082	SAP SE	245,292,309

	Total Software & Services	1,717,575,971

	Technology Hardware & Equipment — 4.7%

2,048,349	Apple, Inc.	571,182,119

	Transportation — 1.3%

1,867,232	Uber Technologies, Inc. *	163,457,489

	TOTAL COMMON STOCKS (COST $6,553,542,520)	11,926,600,303

	INVESTMENT FUNDS — 2.4%

	United States — 2.4%

58,421,113	GMO U.S. Treasury Fund, Class VI (a)	292,689,777

	TOTAL INVESTMENT FUNDS (COST $292,685,766)	292,689,777

GMO Quality Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)

(showing percentage of total net assets)

November 30, 2025 (Unaudited)

Shares	Description	Value ($)

	SHORT-TERM INVESTMENTS — 0.0%

	Money Market Funds — 0.0%

1,513,615	State Street Institutional Treasury Money Market Fund – Premier Class, 3.88% (b)	1,513,615

	TOTAL SHORT-TERM INVESTMENTS (COST $1,513,615)	1,513,615

	TOTAL INVESTMENTS — 99.9% (Cost $6,847,741,901)	12,220,803,695

	Other Assets and Liabilities (net) — 0.1%	14,804,945

	TOTAL NET ASSETS — 100.0%	$12,235,608,640

Notes to Schedule of Investments:

*	Non-income producing security.

(a)	Affiliated company.

(b)	The rate disclosed is the 7 day net yield as of November 30, 2025.

GMO Resource Transition Fund

(A Series of GMO Trust)

Schedule of Investments

(showing percentage of total net assets)

November 30, 2025 (Unaudited)

Shares	Description	Value ($)

	COMMON STOCKS — 89.8%

	Australia — 0.9%

300,375	Sunrise Energy Metals Ltd. *	1,309,014

	Brazil — 4.9%

584,900	Klabin SA	1,943,878

322,800	Sao Martinho SA	843,609

128,400	Suzano SA	1,144,519

243,200	Vale SA	3,070,839

	Total Brazil	7,002,845

	Canada — 10.7%

273,200	Anaergia, Inc. *	418,368

312,000	Capstone Copper Corp. *	2,770,704

40,600	Enerflex Ltd.	564,498

127,000	First Quantum Minerals Ltd. *	2,893,613

290,754	Greenlane Renewables, Inc. *	48,894

294,200	Ivanhoe Mines Ltd. – Class A * (a)	3,077,895

531,300	Largo, Inc. *	524,666

522,300	NexGen Energy Ltd. * (a)	4,642,002

8,400	Precision Drilling Corp. *	523,554

	Total Canada	15,464,194

	China — 1.4%

313,000	Henan Shenhuo Coal Industry & Electricity Power Co. Ltd. – Class A	1,088,353

286,169	Western Mining Co. Ltd. – Class A	934,037

	Total China	2,022,390

	Denmark — 2.7%

161,179	Vestas Wind Systems AS	3,831,547

	Finland — 3.6%

41,546	Kemira OYJ	928,494

219,884	Neste OYJ	4,251,169

	Total Finland	5,179,663

	France — 2.0%

12,970	Technip Energies NV	506,565

8,989	Vallourec SACA	163,769

65,487	Veolia Environnement SA	2,228,679

	Total France	2,899,013

	Italy — 1.2%

217,036	Saipem SpA (a)	591,603

57,367	Tenaris SA	1,154,098

	Total Italy	1,745,701

	Japan — 1.0%

24,900	Mitsubishi Materials Corp.	499,699

9,700	Modec, Inc.	976,088

	Total Japan	1,475,787

Shares	Description	Value ($)

	Netherlands — 0.5%

24,050	SBM Offshore NV	686,006

	Norway — 3.0%

125,522	Austevoll Seafood ASA	1,095,523

46,265	Bakkafrost P/F	2,124,770

66,482	DOF Group ASA	618,537

54,160	TGS ASA	465,806

	Total Norway	4,304,636

	South Africa — 0.6%

11,996	Valterra Platinum Ltd.	833,070

	United Kingdom — 17.2%

165,884	Anglo American PLC	6,269,630

1,758,142	Glencore PLC *	8,404,193

140,170	Rio Tinto PLC	10,064,531

	Total United Kingdom	24,738,354

	United States — 40.1%

11,100	Advanced Drainage Systems, Inc.	1,691,418

78,519	Aemetis, Inc. * (a)	135,838

22,900	AGCO Corp.	2,426,484

63,400	Albemarle Corp.	8,241,366

122,290	Ameresco, Inc. – Class A *	4,244,686

413,545	Array Technologies, Inc. *	3,105,723

548,520	Clean Energy Fuels Corp. *	1,195,774

56,947	CNH Industrial NV	537,010

33,400	Corteva, Inc.	2,253,498

267,700	Darling Ingredients, Inc. *	9,800,497

1,160	Deere & Co.	538,808

9,200	First Solar, Inc. *	2,510,864

66,800	Freeport-McMoRan, Inc.	2,871,064

275,100	Green Plains, Inc. *	2,841,783

29,900	Helmerich & Payne, Inc.	834,210

30,200	Liberty Energy, Inc.	536,956

20,200	Nextpower, Inc. – Class A *	1,850,724

10,500	PotlatchDeltic Corp. – (REIT)	422,520

120,800	SolarEdge Technologies, Inc. * (a)	4,412,824

270,715	Sunrun, Inc. *	5,481,979

1,960	Valmont Industries, Inc.	809,421

41,400	Weyerhaeuser Co. – (REIT)	919,494

	Total United States	57,662,941

	TOTAL COMMON STOCKS (COST $158,527,841)	129,155,161

	PREFERRED STOCKS (b) —8.5%

	Brazil — 4.6%

1,839,165	Bradespar SA	6,694,638

	Chile — 3.9%

86,200	Sociedad Quimica y Minera de Chile SA Sponsored ADR *	5,544,384

	TOTAL PREFERRED STOCKS (COST $17,219,100)	12,239,022

GMO Resource Transition Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)

(showing percentage of total net assets)

November 30, 2025 (Unaudited)

Shares	Description	Value ($)

	INVESTMENT FUNDS — 2.7%

	United States — 2.7%

781,618	GMO U.S. Treasury Fund, Class VI (c) (d)	3,915,906

	TOTAL INVESTMENT FUNDS (COST $3,915,906)	3,915,906

	SHORT-TERM INVESTMENTS — 0.5%

	Money Market Funds — 0.5%

754,512	State Street Institutional Treasury Money Market Fund – Premier Class, 3.88% (e)	754,512

	TOTAL SHORT-TERM INVESTMENTS (COST $754,512)	754,512

	TOTAL INVESTMENTS — 101.5% (Cost $180,417,359)	146,064,601

	Other Assets and Liabilities (net) — (1.5)%	(2,126,490)

	TOTAL NET ASSETS — 100.0%	$143,938,111

Notes to Schedule of Investments:

*	Non-income producing security.

(a)	All or a portion of this security is out on loan.

(b)	Preferred dividend rates are disclosed to the extent that a stated rate exists.

(c)	Affiliated company.

(d)	All or a portion of this security is purchased with collateral from securities loaned.

(e)	The rate disclosed is the 7 day net yield as of November 30, 2025.

Portfolio Abbreviations:

ADR - American Depositary Receipt

REIT - Real Estate Investment Trust

GMO Resources Fund

(A Series of GMO Trust)

Schedule of Investments

(showing percentage of total net assets)

November 30, 2025 (Unaudited)

Shares	Description	Value ($)

	COMMON STOCKS — 88.8%

	Argentina — 5.8%

673,008	Vista Energy SAB de CV ADR * (a)	33,085,073

886,167	YPF SA Sponsored ADR * (a)	32,628,669

	Total Argentina	65,713,742

	Australia — 0.6%

735,000	Clean TeQ Water Ltd. * (a)	192,481

519,793	Santos Ltd.	2,193,858

1,016,387	Sunrise Energy Metals Ltd. *	4,429,346

	Total Australia	6,815,685

	Brazil — 3.8%

2,969,603	Klabin SA	9,869,284

1,036,900	Petroreconcavo SA	2,078,521

721,370	PRIO SA *	5,028,650

1,739,582	Sao Martinho SA	4,546,244

658,952	Suzano SA	5,873,701

1,210,380	Vale SA	15,283,234

	Total Brazil	42,679,634

	Canada — 8.2%

654,900	Anaergia, Inc. *	1,002,888

189,779	ARC Resources Ltd.	3,396,453

1,614,600	Capstone Copper Corp. *	14,338,392

213,500	Enerflex Ltd.	2,968,482

657,377	First Quantum Minerals Ltd. *	14,977,912

696,749	Greenlane Renewables, Inc. *	117,168

1,459,982	Ivanhoe Mines Ltd. – Class A * (a)	15,274,204

1,273,509	Largo, Inc. *	1,257,607

2,604,139	NexGen Energy Ltd. * (a)	23,144,589

45,300	Precision Drilling Corp. * (a)	2,823,450

1,169,700	Tamarack Valley Energy Ltd. (a)	6,537,162

826,645	Whitecap Resources, Inc. (a)	6,915,081

	Total Canada	92,753,388

	China — 0.9%

1,604,400	Henan Shenhuo Coal Industry & Electricity Power Co. Ltd. – Class A	5,578,765

1,542,045	Western Mining Co. Ltd. – Class A	5,033,133

	Total China	10,611,898

	Denmark — 1.7%

803,662	Vestas Wind Systems AS	19,104,651

	Finland — 2.3%

232,967	Kemira OYJ	5,206,483

1,094,432	Neste OYJ	21,159,409

	Total Finland	26,365,892

	France — 1.3%

74,719	Technip Energies NV	2,918,272

Shares	Description	Value ($)

	France — continued

51,647	Vallourec SACA	940,948

327,515	Veolia Environnement SA	11,146,120

	Total France	15,005,340

	Hong Kong — 0.2%

40,806,000	United Energy Group Ltd. (a)	2,594,039

	Italy — 0.8%

1,112,989	Saipem SpA (a)	3,033,819

300,194	Tenaris SA	6,039,241

	Total Italy	9,073,060

	Japan — 1.0%

363,600	Japan Petroleum Exploration Co. Ltd.	3,320,195

138,400	Mitsubishi Materials Corp.	2,777,445

50,400	Modec, Inc.	5,071,631

	Total Japan	11,169,271

	Netherlands — 0.3%

133,152	SBM Offshore NV (a)	3,798,046

	Norway — 2.6%

204,685	Aker BP ASA	4,987,151

621,675	Austevoll Seafood ASA	5,425,817

231,626	Bakkafrost P/F	10,637,675

358,251	DOF Group ASA	3,333,103

291,851	TGS ASA	2,510,082

624,228	Var Energi ASA	1,952,094

	Total Norway	28,845,922

	Pakistan — 0.3%

2,955,862	Oil & Gas Development Co. Ltd.	2,791,548

	Russia — 0.0%

3,574,704	Gazprom Neft PJSC * (b) (c)	—

14,145,410	Gazprom PJSC * (b) (c)	—

23,291,700	GMK Norilskiy Nickel PAO * (b) (c)	—

248,399	LUKOIL PJSC * (b) (c)	—

338,098	PhosAgro PJSC * (b) (c)	—

6,533	PhosAgro PJSC GDR * (b) (c)	—

3,476,399	Tatneft PJSC * (b) (c)	—

	Total Russia	—

	Singapore — 0.0%

2,725,600	Ezra Holdings Ltd. * (a) (b)	2

	South Africa — 0.4%

66,571	Valterra Platinum Ltd.	4,623,068

	Ukraine — 0.3%

501,341	Kernel Holding SA *	2,894,215

GMO Resources Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)

(showing percentage of total net assets)

November 30, 2025 (Unaudited)

Shares	Description	Value ($)

	United Kingdom — 19.7%

833,173	Anglo American PLC	31,489,995

8,527,557	BP PLC	51,213,474

8,828,118	Glencore PLC *	42,199,780

3,750,887	Harbour Energy PLC	10,338,595

1,221,000	Lifezone Metals Ltd. *	4,774,110

703,830	Rio Tinto PLC	50,536,629

855,777	Shell PLC	31,450,585

	Total United Kingdom	222,003,168

	United States — 38.6%

55,287	Advanced Drainage Systems, Inc.	8,424,633

454,920	Aemetis, Inc. *	787,012

114,796	AGCO Corp.	12,163,784

318,698	Albemarle Corp.	41,427,553

612,085	Ameresco, Inc. – Class A *	21,245,470

2,062,040	Array Technologies, Inc. *	15,485,921

759,260	California Resources Corp.	36,277,443

377,600	Civitas Resources, Inc.	11,090,112

2,667,188	Clean Energy Fuels Corp. *	5,814,470

273,940	CNH Industrial NV	2,583,254

342,991	ConocoPhillips	30,419,872

167,907	Corteva, Inc.	11,328,685

434,233	Crescent Energy Co. – Class A	4,094,817

1,344,733	Darling Ingredients, Inc. *	49,230,675

5,560	Deere & Co.	2,582,565

149,000	Expand Energy Corp.	18,167,570

45,700	First Solar, Inc. *	12,472,444

336,408	Freeport-McMoRan, Inc.	14,458,816

1,367,085	Green Plains, Inc. *	14,121,988

58,650	Gulfport Energy Corp. *	13,049,039

160,900	Helmerich & Payne, Inc.	4,489,110

25,724,966	Kosmos Energy Ltd. * (d)	28,811,962

156,603	Liberty Energy, Inc.	2,784,401

100,365	Nextpower, Inc. – Class A *	9,195,441

56,600	PotlatchDeltic Corp. – (REIT)	2,277,584

244,005	SM Energy Co.	4,648,295

605,459	SolarEdge Technologies, Inc. *	22,117,417

1,359,888	Sunrun, Inc. *	27,537,732

10,560	Valmont Industries, Inc.	4,360,963

231,300	Weyerhaeuser Co. – (REIT)	5,137,173

	Total United States	436,586,201

	TOTAL COMMON STOCKS (COST $1,180,049,358)	1,003,428,770

Shares	Description	Value ($)

	PREFERRED STOCKS (e) — 8.5%

	Brazil — 6.1%

9,235,172	Bradespar SA	33,616,417

5,927,948	Petroleo Brasileiro SA - Petrobras	35,304,377

	Total Brazil	68,920,794

	Chile — 2.4%

423,662	Sociedad Quimica y Minera de Chile SA

	Sponsored ADR *	27,249,940

	Russia — 0.0%

20,237,584	Surgutneftegas PAO * (b) (c)	—

7,494,797	Tatneft PJSC * (b) (c)	—

	Total Russia	—

	TOTAL PREFERRED STOCKS (COST $147,199,084)	96,170,734

	INVESTMENT FUNDS — 2.4%

	United States — 2.4%

5,302,016	GMO U.S. Treasury Fund, Class VI (d)	26,563,102

	TOTAL INVESTMENT FUNDS (COST $26,563,102)	26,563,102

	SHORT-TERM INVESTMENTS — 0.1%

	Money Market Funds — 0.1%

1,338,344	State Street Institutional Treasury Money Market Fund – Premier Class, 3.88% (f)	1,338,344

	TOTAL SHORT-TERM INVESTMENTS (COST $1,338,344)	1,338,344

	TOTAL INVESTMENTS — 99.8% (Cost $1,355,149,888)	1,127,500,950

	Other Assets and Liabilities (net) — 0.2%	2,542,819

	TOTAL NET ASSETS — 100.0%	$1,130,043,769

Additional information on each restricted security is as follows:

Issuer Description	Acquisition Date	Acquisition Cost	Value as a Percentage of Fund’s Net Assets	Value as of November 30, 2025

Gazprom Neft PJSC	09/18/15	$17,308,985	0.0%	$—

Gazprom PJSC	09/21/21	65,108,289	0.0%	—

GMK Norilskiy Nickel PAO	04/11/18	66,379,494	0.0%	—

LUKOIL PJSC	10/15/14	14,600,074	0.0%	—

GMO Resources Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)

November 30, 2025 (Unaudited)

Issuer Description — (Continued)	Acquisition Date	Acquisition Cost	Value as a Percentage of Fund’s Net Assets	Value as of November 30, 2025

PhosAgro PJSC	08/26/16	$14,566,965	0.0%	$—

PhosAgro PJSC GDR	08/26/16	93,496	0.0%	—

Surgutneftegas PAO	08/11/16	10,546,926	0.0%	—

Tatneft PJSC	08/12/20	24,585,036	0.0%	—

Tatneft PJSC	09/28/15	47,831,491	0.0%	—

				$—

Notes to Schedule of Investments:

*	Non-income producing security.

(a)	All or a portion of this security is out on loan.

(b)

Investment valued at fair value using methods determined in good faith by the Trustees of GMO Trust or persons acting at their direction pursuant to procedures approved by the Trustees. Investment valued using significant unobservable inputs.

(c)	The security is restricted as to resale.

(d)	Affiliated company.

(e)	Preferred dividend rates are disclosed to the extent that a stated rate exists.

(f)	The rate disclosed is the 7 day net yield as of November 30, 2025.

Portfolio Abbreviations:

ADR - American Depositary Receipt

GDR - Global Depositary Receipt

PJSC - Private Joint-Stock Company

REIT - Real Estate Investment Trust

GMO Small Cap Quality Fund

(A Series of GMO Trust)

Schedule of Investments

(showing percentage of total net assets)

November 30, 2025 (Unaudited)

Shares	Description	Value ($)

	COMMON STOCKS — 97.4%

	Automobiles & Components — 1.0%

138,773	XPEL, Inc. *	6,450,169

	Capital Goods — 18.3%

244,311	AAON, Inc.	22,838,192

129,422	Allegion PLC	21,487,935

37,760	Kadant, Inc.	10,501,811

26,532	Preformed Line Products Co.	5,445,693

48,212	RBC Bearings, Inc. *	21,452,894

394,188	Trex Co., Inc. *	13,788,696

57,741	Woodward, Inc.	17,324,032

	Total Capital Goods	112,839,253

	Commercial & Professional Services — 8.1%

277,959	ACV Auctions, Inc. – Class A *	2,181,978

177,874	Booz Allen Hamilton Holding Corp.	14,845,364

58,797	Clean Harbors, Inc. *	13,379,846

121,222	FTI Consulting, Inc. *	19,777,369

	Total Commercial & Professional Services	50,184,557

	Consumer Discretionary Distribution & Retail — 3.5%

172,647	Ollie’s Bargain Outlet Holdings, Inc. *	21,254,572

	Consumer Durables & Apparel — 3.7%

132,735	Acushnet Holdings Corp.	11,163,014

23,145	Installed Building Products, Inc.	6,203,323

200,559	Malibu Boats, Inc. – Class A *	5,693,870

	Total Consumer Durables & Apparel	23,060,207

	Consumer Services — 3.5%

586,431	Aramark	21,797,640

	Consumer Staples Distribution & Retail — 4.1%

204,394	PriceSmart, Inc.	25,160,901

	Energy — 1.6%

230,077	Cactus, Inc. – Class A	9,874,905

	Financial Services — 10.2%

177,609	Cohen & Steers, Inc.	11,233,769

70,605	Houlihan Lokey, Inc.	12,384,117

133,158	Jack Henry & Associates, Inc.	23,233,408

251,606	StepStone Group, Inc. – Class A	15,891,435

	Total Financial Services	62,742,729

	Food, Beverage & Tobacco — 5.1%

109,263	Brown-Forman Corp. – Class B	3,166,442

48,379	Coca-Cola Consolidated, Inc.	7,883,358

122,267	Marzetti Co.	20,411,253

	Total Food, Beverage & Tobacco	31,461,053

Shares	Description	Value ($)

	Health Care Equipment & Services — 6.8%

298,938	Globus Medical, Inc. – Class A *	27,215,316

101,473	Masimo Corp. *	14,452,799

	Total Health Care Equipment & Services	41,668,115

	Materials — 7.1%

163,636	AptarGroup, Inc.	20,413,591

149,287	Balchem Corp.	23,320,122

	Total Materials	43,733,713

	Media & Entertainment — 4.4%

422,962	New York Times Co. – Class A	27,281,049

	Pharmaceuticals, Biotechnology & Life Sciences —1.6%

197,305	Bruker Corp.	9,630,457

	Semiconductors & Semiconductor Equipment — 8.7%

104,445	Axcelis Technologies, Inc. *	8,644,913

151,210	Cirrus Logic, Inc. *	18,196,611

180,497	Entegris, Inc.	13,923,539

106,294	Universal Display Corp.	12,641,545

	Total Semiconductors & Semiconductor Equipment	53,406,608

	Software & Services — 4.1%

282,784	Dolby Laboratories, Inc. – Class A	19,073,781

32,345	EPAM Systems, Inc. *	6,048,515

	Total Software & Services	25,122,296

	Technology Hardware & Equipment — 5.6%

75,076	Badger Meter, Inc.	13,404,069

45,717	Fabrinet *	21,002,847

	Total Technology Hardware & Equipment	34,406,916

	TOTAL COMMON STOCKS (COST $564,728,763)	600,075,140

	INVESTMENT FUNDS — 2.5%

	United States — 2.5%

3,023,219	GMO U.S. Treasury Fund, Class VI (a)	15,146,329

	TOTAL INVESTMENT FUNDS (COST $15,146,329)	15,146,329

GMO Small Cap Quality Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)

(showing percentage of total net assets)

November 30, 2025 (Unaudited)

Shares	Description	Value ($)

	SHORT-TERM INVESTMENTS — 0.1%

	Money Market Funds — 0.1%

798,892	State Street Institutional Treasury Money Market Fund – Premier Class, 3.88% (b)	798,892

	TOTAL SHORT-TERM INVESTMENTS (COST $798,892)	798,892

	TOTAL INVESTMENTS — 100.0% (Cost $580,673,984)	616,020,361

	Other Assets and Liabilities (net) — (0.0)%	(249,850)

	TOTAL NET ASSETS — 100.0%	$615,770,511

Notes to Schedule of Investments:

*	Non-income producing security.

(a)	Affiliated company.

(b)	The rate disclosed is the 7 day net yield as of November 30, 2025.

GMO U.S. Equity Fund

(A Series of GMO Trust)

Schedule of Investments

(showing percentage of total net assets)

November 30, 2025 (Unaudited)

Shares	Description	Value ($)

	COMMON STOCKS — 98.4%

	Automobiles & Components — 5.1%

1,923	Aptiv PLC *	149,129

46,279	BorgWarner, Inc.	1,992,774

269,031	Ford Motor Co.	3,572,732

8,509	Garrett Motion, Inc.	140,654

49,970	General Motors Co.	3,673,794

18,653	Gentex Corp.	425,848

18,167	Goodyear Tire & Rubber Co. *	157,326

3,077	Lear Corp.	330,347

2,059	Phinia, Inc.	111,371

	Total Automobiles & Components	10,553,975

	Banks — 3.8%

30,540	Bank of America Corp.	1,638,471

1,900	Capital City Bank Group, Inc.	79,648

29,881	Citigroup, Inc.	3,095,672

5,400	Farmers National Banc Corp.	73,386

1,500	First Financial Corp.	87,555

1,634	Independent Bank Corp.	53,350

8,849	JPMorgan Chase & Co.	2,770,445

	Total Banks	7,798,527

	Capital Goods — 6.2%

6,196	Allison Transmission Holdings, Inc.	549,337

9,829	Cummins, Inc.	4,894,645

492	EMCOR Group, Inc.	302,614

873	Emerson Electric Co.	116,441

1,112	EnerSys	159,138

2,622	Ferguson Enterprises, Inc.	659,879

12,581	Gates Industrial Corp. PLC *	286,344

10,356	Honeywell International, Inc.	1,990,320

5,388	Kennametal, Inc.	149,140

621	L3Harris Technologies, Inc.	173,066

11,456	Mueller Industries, Inc.	1,258,671

5,103	Mueller Water Products, Inc. – Class A	123,697

2,273	Northrop Grumman Corp.	1,300,724

756	Oshkosh Corp.	96,904

1,376	PACCAR, Inc.	145,058

929	Primoris Services Corp.	117,574

6,476	Resideo Technologies, Inc. *	213,643

1,982	Worthington Enterprises, Inc.	108,733

313	WW Grainger, Inc.	296,921

	Total Capital Goods	12,942,849

	Commercial & Professional Services — 2.0%

5,249	Amentum Holdings, Inc. *	150,279

1,311	CACI International, Inc. – Class A *	809,018

1,470	Cimpress PLC *	101,210

12,400	Deluxe Corp.	251,968

1,266	Heidrick & Struggles International, Inc.	74,529

Shares	Description	Value ($)

	Commercial & Professional Services — continued

4,481	IBEX Holdings Ltd. *	157,686

1,799	ICF International, Inc.	140,394

7,911	Leidos Holdings, Inc.	1,511,792

42,682	Resources Connection, Inc.	206,368

17,717	Steelcase, Inc. – Class A	288,610

3,000	TrueBlue, Inc. *	14,700

25,161	Upwork, Inc. *	496,678

	Total Commercial & Professional Services	4,203,232

	Consumer Discretionary Distribution & Retail — 5.0%

26,449	Amazon.com, Inc. *	6,168,436

47,543	eBay, Inc.	3,936,085

2,865	Urban Outfitters, Inc. *	212,210

	Total Consumer Discretionary Distribution & Retail	10,316,731

	Consumer Durables & Apparel — 2.6%

3,033	Carter’s, Inc.	96,783

5,531	DR Horton, Inc.	879,484

4,998	Ethan Allen Interiors, Inc.	118,153

6,696	Garmin Ltd.	1,307,863

11,129	Lennar Corp. – Class A	1,461,238

1,084	M/I Homes, Inc. *	149,147

23,151	Mattel, Inc. *	488,949

1,755	Meritage Homes Corp.	128,255

1,191	PulteGroup, Inc.	151,483

4,087	SharkNinja, Inc. *	398,769

349	Taylor Morrison Home Corp. *	21,879

3,581	Tri Pointe Homes, Inc. *	122,184

	Total Consumer Durables & Apparel	5,324,187

	Consumer Services — 1.7%

5,681	Adtalem Global Education, Inc. *	525,833

250	Booking Holdings, Inc.	1,228,673

7,039	Frontdoor, Inc. *	379,613

222	Graham Holdings Co. – Class B	245,643

3,559	H&R Block, Inc.	149,905

26,271	Perdoceo Education Corp.	734,537

3,898	Stride, Inc. *	247,640

	Total Consumer Services	3,511,844

	Consumer Staples Distribution & Retail — 0.3%

4,043	Kroger Co.	272,013

4,016	Maplebear, Inc. *	168,712

1,896	Target Corp.	171,816

	Total Consumer Staples Distribution & Retail	612,541

	Financial Services — 8.6%

3,097	American Express Co.	1,131,241

GMO U.S. Equity Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)

(showing percentage of total net assets)

November 30, 2025 (Unaudited)

Shares	Description	Value ($)

	Financial Services — continued

13,183	Bank of New York Mellon Corp.	1,477,814

1,850	Bread Financial Holdings, Inc.	125,301

9,260	Capital One Financial Corp.	2,028,588

3,680	Enact Holdings, Inc.	142,453

5,890	Enova International, Inc. *	772,120

2,301	Federated Hermes, Inc.	115,441

2,816	Figure Technology Solutions, Inc. – Class A *	102,052

2,268	Goldman Sachs Group, Inc.	1,873,459

5,106	Invesco Ltd.	124,842

54,949	MGIC Investment Corp.	1,557,804

1,471	Morgan Stanley	249,570

7,870	NMI Holdings, Inc. *	300,241

2,444	OneMain Holdings, Inc.	151,601

5,867	PROG Holdings, Inc.	168,852

30,405	Radian Group, Inc.	1,080,898

24,233	SLM Corp.	710,027

17,714	State Street Corp.	2,108,320

44,629	Synchrony Financial	3,452,499

4,129	Virtu Financial, Inc. – Class A	147,653

	Total Financial Services	17,820,776

	Food, Beverage & Tobacco — 1.6%

43,176	Altria Group, Inc.	2,547,816

1,254	Cal-Maine Foods, Inc.	104,483

11,868	General Mills, Inc.	561,950

3,307	Universal Corp.	174,477

	Total Food, Beverage & Tobacco	3,388,726

	Health Care Equipment & Services — 1.4%

302	Cardinal Health, Inc.	64,102

32,942	CVS Health Corp.	2,647,219

368	Elevance Health, Inc.	124,480

	Total Health Care Equipment & Services	2,835,801

	Insurance — 0.6%

1,577	Allstate Corp.	335,869

934	Globe Life, Inc.	125,838

5,051	Hartford Insurance Group, Inc.	692,139

5,454	Heritage Insurance Holdings, Inc. *	158,439

	Total Insurance	1,312,285

	Materials — 0.5%

694	NewMarket Corp.	529,890

2,177	Nucor Corp.	347,210

6,506	Ryerson Holding Corp.	149,183

1,689	Solstice Advanced Materials, Inc. *	80,531

	Total Materials	1,106,814

	Media & Entertainment — 11.8%

28,822	Alphabet, Inc. – Class A	9,228,228

20,043	Alphabet, Inc. – Class C	6,416,165

Shares	Description	Value ($)

	Media & Entertainment — continued

13,527	Meta Platforms, Inc. – Class A	8,764,820

3,317	Yelp, Inc. *	95,894

	Total Media & Entertainment	24,505,107

	Pharmaceuticals, Biotechnology & Life Sciences — 6.9%

33,399	Altimmune, Inc. *	175,679

24,916	Exelixis, Inc. *	1,100,540

18,106	Johnson & Johnson	3,746,493

52,415	Merck & Co., Inc.	5,494,664

117,335	Pfizer, Inc.	3,020,203

1,136	Regeneron Pharmaceuticals, Inc.	886,296

	Total Pharmaceuticals, Biotechnology & Life Sciences	14,423,875

	Real Estate Management & Development — 0.1%

11,965	Newmark Group, Inc. – Class A	207,952

	Semiconductors & Semiconductor Equipment — 16.2%

5,019	ACM Research, Inc. – Class A *	167,685

12,311	Applied Materials, Inc.	3,105,450

3,202	Axcelis Technologies, Inc. *	265,029

7,662	Broadcom, Inc.	3,087,479

3,851	Cirrus Logic, Inc. *	463,429

42,080	Intel Corp. *	1,706,765

1,702	KLA Corp.	2,000,650

33,914	Lam Research Corp.	5,290,584

7,536	Micron Technology, Inc.	1,782,113

57,956	NVIDIA Corp.	10,258,212

2,602	NXP Semiconductors NV	507,234

23,197	QUALCOMM, Inc.	3,899,184

14,845	Skyworks Solutions, Inc.	979,028

	Total Semiconductors & Semiconductor Equipment	33,512,842

	Software & Services — 8.9%

1,987	Adobe, Inc. *	636,098

20,379	Cognizant Technology Solutions Corp. – Class A	1,583,652

10,669	International Business Machines Corp.	3,292,240

24,656	Microsoft Corp.	12,130,999

5,179	Progress Software Corp. *	214,463

6,469	Zoom Communications, Inc. *	549,606

	Total Software & Services	18,407,058

	Technology Hardware & Equipment — 11.0%

46,046	Apple, Inc.	12,839,927

67,325	Cisco Systems, Inc.	5,179,985

873	Dell Technologies, Inc. – Class C	116,415

50,608	Hewlett Packard Enterprise Co.	1,106,797

7,078	HP, Inc.	172,845

GMO U.S. Equity Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)

(showing percentage of total net assets)

November 30, 2025 (Unaudited)

Shares / Par Value†	Description	Value ($)

	Technology Hardware & Equipment — continued

2,082	Sandisk Corp. *	464,869

11,974	TE Connectivity PLC	2,707,920

1,750	TTM Technologies, Inc. *	122,815

5,468	Vontier Corp.	198,379

	Total Technology Hardware & Equipment	22,909,952

	Telecommunication Services — 1.7%

83,531	Verizon Communications, Inc.	3,433,959

	Transportation — 1.4%

1,494	Matson, Inc.	162,816

29,482	United Parcel Service, Inc. – Class B	2,824,081

	Total Transportation	2,986,897

	Utilities — 1.0%

25,972	Exelon Corp.	1,223,800

20,054	UGI Corp.	793,136

	Total Utilities	2,016,936

	TOTAL COMMON STOCKS (COST $167,150,274)	204,132,866

	DEBT OBLIGATIONS — 0.0%

	U.S. Government — 0.0%

56,000	U.S. Treasury Floating Rate Notes, Variable Rate, 3 mo. Treasury money market yield + 0.16%, 3.94%, due 04/30/27 (a)	55,985

	TOTAL DEBT OBLIGATIONS (COST $56,018)	55,985

Shares	Description	Value ($)

	INVESTMENT FUNDS — 0.5%

	United States — 0.5%

189,737	GMO U.S. Treasury Fund, Class VI (b)	950,583

	TOTAL INVESTMENT FUNDS (COST $950,583)	950,583

	SHORT-TERM INVESTMENTS — 0.1%

	Money Market Funds — 0.1%

123,274	State Street Institutional Treasury Money Market Fund – Premier Class, 3.88% (c)	123,274

	TOTAL SHORT-TERM INVESTMENTS (COST $123,274)	123,274

	TOTAL INVESTMENTS — 99.0% (Cost $168,280,149)	205,262,708

	Other Assets and Liabilities (net) — 1.0%	2,124,216

	TOTAL NET ASSETS — 100.0%	$207,386,924

A summary of outstanding financial instruments at November 30, 2025 is as follows:

Futures Contracts

Number of Contracts +	Type	Expiration Date	Notional Amount ($)	Value/Net Unrealized Appreciation (Depreciation) ($)

Buys
4	S&P 500 E-Mini	December 2025	$1,371,900	$13,163

+	Buys - Fund is long the futures contract.
Sales - Fund is short the futures contract.

As of November 30, 2025, for the above contracts and/or agreements, the Fund had sufficient cash and/or securities to cover commitments or collateral requirements, if any, of the relevant broker or exchange.

Notes to Schedule of Investments:

†	Denominated in U.S. Dollar, unless otherwise indicated.

*	Non-income producing security.

(a)

All or a portion of this security has been pledged to cover margin requirements on futures and/or cleared swap contracts, collateral on OTC swap contracts, forward currency contracts, written options, repurchase agreements and/or reverse repurchase agreements, if any.

(b)	Affiliated company.

(c)	The rate disclosed is the 7 day net yield as of November 30, 2025.

The rates shown on variable rate notes are the current interest rates at November 30, 2025, which are subject to change based on the terms of the security.

GMO U.S. Opportunistic Value Fund

(A Series of GMO Trust)

Schedule of Investments

(showing percentage of total net assets)

November 30, 2025 (Unaudited)

Shares	Description	Value ($)

	COMMON STOCKS — 99.4%

	Automobiles & Components — 2.6%

6,834	Aptiv PLC *	529,977

13,448	BorgWarner, Inc.	579,071

159,409	Ford Motor Co.	2,116,951

51,743	General Motors Co.	3,804,145

14,419	Lear Corp.	1,548,024

	Total Automobiles & Components	8,578,168

	Banks — 9.3%

119,587	Bank of America Corp.	6,415,843

43,180	Citigroup, Inc.	4,473,448

11,406	Fifth Third Bancorp	495,705

38,025	Huntington Bancshares, Inc.	619,808

21,043	JPMorgan Chase & Co.	6,588,142

6,969	M&T Bank Corp.	1,325,643

16,578	PNC Financial Services Group, Inc.	3,161,756

16,624	Regions Financial Corp.	423,081

29,385	Truist Financial Corp.	1,366,402

78,032	U.S. Bancorp	3,827,470

19,211	Wells Fargo & Co.	1,649,264

	Total Banks	30,346,562

	Capital Goods — 3.5%

7,233	A.O. Smith Corp.	477,233

9,255	Carrier Global Corp.	507,914

5,488	Cummins, Inc.	2,732,914

2,553	EnerSys	365,360

5,130	Honeywell International, Inc.	985,935

3,906	Mueller Industries, Inc.	429,152

3,890	Northrop Grumman Corp.	2,226,053

10,205	Oshkosh Corp.	1,308,077

2,220	Owens Corning	251,393

13,135	PACCAR, Inc.	1,384,692

3,896	Textron, Inc.	323,991

3,828	Timken Co.	311,561

	Total Capital Goods	11,304,275

	Commercial & Professional Services — 0.3%

8,994	Concentrix Corp.	325,673

11,109	Genpact Ltd.	489,462

1,572	Leidos Holdings, Inc.	300,409

	Total Commercial & Professional Services	1,115,544

	Consumer Discretionary Distribution & Retail — 2.8%

19,262	Academy Sports & Outdoors, Inc.	929,391

6,475	AutoNation, Inc. *	1,368,103

16,758	Bath & Body Works, Inc.	291,757

5,200	Best Buy Co., Inc.	412,256

28,603	eBay, Inc.	2,368,042

3,049	Group 1 Automotive, Inc.	1,222,771

Shares	Description	Value ($)

	Consumer Discretionary Distribution & Retail — continued

15,048	LKQ Corp.	446,775

54,007	Macy’s, Inc.	1,207,597

7,609	Signet Jewelers Ltd.	762,117

	Total Consumer Discretionary Distribution & Retail	9,008,809

	Consumer Durables & Apparel — 3.5%

17,753	Crocs, Inc. *	1,508,650

12,472	DR Horton, Inc.	1,983,173

22,276	KB Home	1,433,015

10,946	Lennar Corp. – Class A	1,437,210

1,714	M/I Homes, Inc. *	235,829

13,712	Mattel, Inc. *	289,597

11,729	Meritage Homes Corp.	857,155

2,069	Mohawk Industries, Inc. *	239,797

9,022	PulteGroup, Inc.	1,147,508

11,888	PVH Corp.	1,007,627

8,651	Steven Madden Ltd.	361,439

14,880	Tri Pointe Homes, Inc. *	507,706

9,856	YETI Holdings, Inc. *	408,827

	Total Consumer Durables & Apparel	11,417,533

	Consumer Services — 0.9%

60,927	H&R Block, Inc.	2,566,245

15,461	Perdoceo Education Corp.	432,290

	Total Consumer Services	2,998,535

	Consumer Staples Distribution & Retail — 2.3%

28,050	Albertsons Cos., Inc. – Class A	514,157

7,215	Dollar General Corp.	789,970

42,311	Kroger Co.	2,846,684

35,310	Target Corp.	3,199,792

	Total Consumer Staples Distribution & Retail	7,350,603

	Energy — 8.6%

46,302	Chevron Corp.	6,997,621

28,211	ConocoPhillips	2,502,034

15,209	Coterra Energy, Inc.	408,210

40,713	EOG Resources, Inc.	4,390,897

99,018	Exxon Mobil Corp.	11,478,166

51,738	Kinder Morgan, Inc.	1,413,482

1,600	Marathon Petroleum Corp.	309,968

8,599	Ovintiv, Inc.	352,215

	Total Energy	27,852,593

	Equity Real Estate Investment Trusts (REITs) — 0.5%

61,292	VICI Properties, Inc. – (REIT)	1,766,435

	Financial Services — 9.7%

3,007	Affiliated Managers Group, Inc.	808,372

GMO U.S. Opportunistic Value Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)

(showing percentage of total net assets)

November 30, 2025 (Unaudited)

Shares	Description	Value ($)

	Financial Services — continued

6,748	American Express Co.	2,464,842

7,132	Bank of New York Mellon Corp.	799,497

21,546	Blue Owl Capital Corp.	283,761

13,833	Bread Financial Holdings, Inc.	936,909

18,841	Capital One Financial Corp.	4,127,498

7,243	Enova International, Inc. *	949,485

8,855	Federated Hermes, Inc.	444,255

22,004	Franklin Resources, Inc.	497,070

3,757	Goldman Sachs Group, Inc.	3,103,432

37,743	Invesco Ltd.	922,816

20,393	Janus Henderson Group PLC	891,378

70,842	MGIC Investment Corp.	2,008,371

7,471	Morgan Stanley	1,267,530

52,764	PayPal Holdings, Inc.	3,307,775

57,661	Radian Group, Inc.	2,049,849

16,825	Sixth Street Specialty Lending, Inc.	367,122

35,031	SLM Corp.	1,026,408

18,733	State Street Corp.	2,229,602

16,077	Synchrony Financial	1,243,717

9,674	T. Rowe Price Group, Inc.	990,424

80,171	Western Union Co.	704,703

	Total Financial Services	31,424,816

	Food, Beverage & Tobacco — 3.4%

16,104	Altria Group, Inc.	950,297

15,765	Archer-Daniels-Midland Co.	957,566

4,877	Bunge Global SA	468,534

5,214	Coca-Cola Co.	381,248

37,737	General Mills, Inc.	1,786,847

33,182	Keurig Dr. Pepper, Inc.	925,778

30,762	Mondelez International, Inc. – Class A	1,770,968

22,100	PepsiCo, Inc.	3,287,154

10,067	Tyson Foods, Inc. – Class A	584,389

	Total Food, Beverage & Tobacco	11,112,781

	Health Care Equipment & Services — 5.4%

11,873	Centene Corp. *	467,084

17,059	Cigna Group	4,730,119

57,620	CVS Health Corp.	4,630,343

11,052	Edwards Lifesciences Corp. *	957,877

9,820	Elevance Health, Inc.	3,321,713

4,130	GE HealthCare Technologies, Inc.	330,359

9,444	Humana, Inc.	2,321,052

8,364	Medtronic PLC	880,980

	Total Health Care Equipment & Services	17,639,527

	Household & Personal Products — 1.5%

5,313	Colgate-Palmolive Co.	427,112

78,778	Kenvue, Inc.	1,366,798

13,045	Kimberly-Clark Corp.	1,423,471

11,019	Procter & Gamble Co.	1,632,575

	Total Household & Personal Products	4,849,956

Shares	Description	Value ($)

	Insurance — 6.7%

23,123	Aflac, Inc.	2,550,698

11,976	Allstate Corp.	2,550,648

6,674	American International Group, Inc.	508,292

19,605	Arch Capital Group Ltd. *	1,841,302

11,201	Chubb Ltd.	3,317,512

22,836	Hartford Insurance Group, Inc.	3,129,217

15,510	MetLife, Inc.	1,187,446

7,072	Old Republic International Corp.	326,019

17,605	Progressive Corp.	4,027,848

7,578	Travelers Cos., Inc.	2,219,293

	Total Insurance	21,658,275

	Materials — 1.9%

2,677	CF Industries Holdings, Inc.	210,680

10,174	Commercial Metals Co.	648,898

3,510	CRH PLC	421,060

17,960	Mosaic Co.	439,840

443	NewMarket Corp.	338,244

13,570	Nucor Corp.	2,164,279

5,765	PPG Industries, Inc.	576,731

24,631	Sealed Air Corp.	1,057,901

2,200	Steel Dynamics, Inc.	369,226

	Total Materials	6,226,859

	Media & Entertainment — 8.6%

23,205	Alphabet, Inc. – Class A	7,429,777

7,539	Alphabet, Inc. – Class C	2,413,385

224,186	Comcast Corp. – Class A	5,983,524

2,057	Electronic Arts, Inc.	415,576

14,485	Fox Corp. – Class A	948,767

18,112	Fox Corp. – Class B	1,055,205

42,586	Match Group, Inc.	1,418,540

12,219	Meta Platforms, Inc. – Class A	7,917,301

5,704	Omnicom Group, Inc.	408,520

	Total Media & Entertainment	27,990,595

	Pharmaceuticals, Biotechnology & Life Sciences —13.0%

120,512	Bristol-Myers Squibb Co.	5,929,190

25,117	Gilead Sciences, Inc.	3,160,723

55,695	Johnson & Johnson	11,524,410

90,941	Merck & Co., Inc.	9,533,345

122,624	Organon & Co.	945,431

289,558	Pfizer, Inc.	7,453,223

4,940	Regeneron Pharmaceuticals, Inc.	3,854,139

	Total Pharmaceuticals, Biotechnology & Life Sciences	42,400,461

	Real Estate Management & Development — 0.1%

1,807	CBRE Group, Inc. – Class A *	292,427

GMO U.S. Opportunistic Value Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)

(showing percentage of total net assets)

November 30, 2025 (Unaudited)

Shares	Description	Value ($)

	Semiconductors & Semiconductor Equipment — 3.2%

8,302	Applied Materials, Inc.	2,094,180

3,884	NXP Semiconductors NV	757,147

45,478	QUALCOMM, Inc.	7,644,397

	Total Semiconductors & Semiconductor Equipment	10,495,724

	Software & Services — 1.4%

3,381	Akamai Technologies, Inc. *	302,667

42,624	Cognizant Technology Solutions Corp. – Class A	3,312,311

11,536	Zoom Communications, Inc. *	980,099

	Total Software & Services	4,595,077

	Technology Hardware & Equipment — 4.7%

10,520	Arrow Electronics, Inc. *	1,136,265

34,379	Avnet, Inc.	1,633,346

121,341	Cisco Systems, Inc.	9,335,977

73,043	Hewlett Packard Enterprise Co.	1,597,450

53,342	HP, Inc.	1,302,612

7,413	Vontier Corp.	268,944

	Total Technology Hardware & Equipment	15,274,594

	Telecommunication Services — 3.5%

140,125	AT&T, Inc.	3,646,053

190,322	Verizon Communications, Inc.	7,824,137

	Total Telecommunication Services	11,470,190

	Transportation — 1.9%

8,545	CSX Corp.	302,151

16,358	Delta Air Lines, Inc.	1,048,548

8,176	FedEx Corp.	2,253,960

27,341	United Parcel Service, Inc. – Class B	2,618,994

	Total Transportation	6,223,653

	Utilities — 0.1%

7,615	Exelon Corp.	358,819

	TOTAL COMMON STOCKS (COST $292,300,957)	323,752,811

	INVESTMENT FUNDS — 0.0%

	United States — 0.0%

3,229	GMO U.S. Treasury Fund, Class VI (a)	16,178

	TOTAL INVESTMENT FUNDS (COST $16,178)	16,178

	TOTAL INVESTMENTS — 99.4% (Cost $292,317,135)	323,768,989

	Other Assets and Liabilities (net) — 0.6%	1,931,322

	TOTAL NET ASSETS — 100.0%	$325,700,311

Notes to Schedule of Investments:

*	Non-income producing security.

(a)	Affiliated company.

Portfolio Abbreviations:

REIT - Real Estate Investment Trust

GMO U.S. Small Cap Value Fund

(A Series of GMO Trust)

Schedule of Investments

(showing percentage of total net assets)

November 30, 2025 (Unaudited)

Shares		Description	Value ($)

		COMMON STOCKS — 96.1%

		Automobiles & Components — 6.4%

	1,626	Adient PLC*	31,642

	21,108	American Axle & Manufacturing Holdings,

		Inc.*	138,680

	28,442	BorgWarner, Inc.	1,224,713

	9,617	Dana, Inc.	215,517

	18,846	Garrett Motion, Inc.	311,524

	4,799	Gentex Corp.	109,561

	3,655	Lear Corp.	392,401

	3,226	Phinia, Inc.	174,494

	279	Strattec Security Corp.*	20,925

		Total Automobiles & Components	2,619,457

		Banks — 6.7%

	4,458	Amalgamated Financial Corp.	130,842

	1,366	Arrow Financial Corp.	41,185

	15,540	Associated Banc-Corp.	408,547

	1,559	Bank OZK	71,745

	5,734	BankUnited, Inc.	247,766

	600	Capital City Bank Group, Inc.	25,152

	3,623	Central Pacific Financial Corp.	107,748

	2,069	Community Trust Bancorp, Inc.	114,830

	900	Community West Bancshares	20,385

	2,420	Customers Bancorp, Inc.*	166,738

	1,205	Eagle Bancorp, Inc.	22,859

	217	East West Bancorp, Inc.	23,154

	84	Enterprise Financial Services Corp.	4,587

	6,204	First BanCorp	122,653

	1,441	First Community Bankshares, Inc.	48,158

	2,252	First Financial Corp.	131,449

	6,562	Hanmi Financial Corp.	181,243

	1,090	Horizon Bancorp, Inc.	18,683

	3,074	Independent Bank Corp.	100,366

	884	Northrim BanCorp, Inc.	21,711

	2,032	OceanFirst Financial Corp.	38,303

	3,069	OFG Bancorp	121,931

	2,317	Popular, Inc.	265,783

	290	Republic Bancorp, Inc. – Class A	20,013

	1,715	Simmons First National Corp. – Class A	31,813

	955	Trustmark Corp.	37,150

	18,256	Valley National Bancorp	206,658

		Total Banks	2,731,452

		Capital Goods — 12.0%

	115	AGCO Corp.	12,185

	3,735	Apogee Enterprises, Inc.	135,991

	6,522	Atkore, Inc.	436,648

	20,833	Babcock & Wilcox Enterprises, Inc.*	130,206

	511	BlueLinx Holdings, Inc.*	31,881

	2,705	DNOW, Inc.*	37,762

	301	DXP Enterprises, Inc.*	28,291

	2,499	EnerSys	357,632

Shares		Description	Value ($)

		Capital Goods — continued

	18,271	Gates Industrial Corp. PLC*	415,848

	7,080	Hudson Technologies, Inc.*	48,144

	1,159	Hyster-Yale, Inc.	33,704

	20,148	Kennametal, Inc.	557,697

	7,354	Masterbrand, Inc.*	81,556

	3,478	Matrix Service Co.*	40,658

	1,340	Miller Industries, Inc.	51,912

	4,043	Oshkosh Corp.	518,232

	1,152	Park-Ohio Holdings Corp.	24,664

	718	Preformed Line Products Co.	147,369

	1,665	Primoris Services Corp.	210,722

	17,682	Resideo Technologies, Inc.*	583,329

	1,578	REV Group, Inc.	84,060

	300	Rush Enterprises, Inc. – Class B	16,011

	1,820	Tennant Co.	133,097

	11,979	Terex Corp.	553,550

	3,632	Terrestrial Energy, Inc.*	34,286

	3,811	Worthington Enterprises, Inc.	209,071

		Total Capital Goods	4,914,506

		Commercial & Professional Services — 5.4%

	859	ABM Industries, Inc.	36,937

	15,216	ACCO Brands Corp.	52,343

	2,161	Brady Corp. – Class A	169,077

	2,398	Cimpress PLC*	165,102

	1,366	Concentrix Corp.	49,463

	2,613	CSG Systems International, Inc.	205,826

	10,995	Deluxe Corp.	223,418

	1,378	Healthcare Services Group, Inc.*	25,879

	4,380	Heidrick & Struggles International, Inc.	257,851

	397	HNI Corp.	16,483

	1,914	IBEX Holdings Ltd.*	67,354

	7,222	Interface, Inc.	201,566

	1,955	ManpowerGroup, Inc.	56,226

	21,003	Pitney Bowes, Inc.	207,090

	10,690	Resources Connection, Inc.	51,686

	16,536	Steelcase, Inc. – Class A	269,371

	5,005	TrueBlue, Inc.*	24,525

	6,553	Upwork, Inc.*	129,356

		Total Commercial & Professional Services	2,209,553

		Consumer Discretionary Distribution & Retail — 3.7%

	1,790	Buckle, Inc.	101,099

	2,190	Cato Corp. – Class A*	7,665

	1,027	Genesco, Inc.*	36,818

	1,398	Guess?, Inc.	23,850

	15,839	Kohl’s Corp.	389,481

	22,908	Macy’s, Inc.	512,223

	12,292	Sally Beauty Holdings, Inc.*	194,951

	1,831	Shoe Carnival, Inc.	30,248

	3,182	Upbound Group, Inc.	57,022

	1,888	Urban Outfitters, Inc.*	139,844

GMO U.S. Small Cap Value Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)

(showing percentage of total net assets)

November 30, 2025 (Unaudited)

Shares		Description	Value ($)

		Consumer Discretionary Distribution & Retail — continued

	494	Weyco Group, Inc.	14,800

		Total Consumer Discretionary Distribution & Retail	1,508,001

		Consumer Durables & Apparel — 7.0%

	1,982	Beazer Homes USA, Inc.*	45,328

	4,503	Carter’s, Inc.	143,691

	5,239	Century Communities, Inc.	342,054

	2,272	Dream Finders Homes, Inc. – Class A*	44,917

	5,911	Ethan Allen Interiors, Inc.	139,736

	7,622	G-III Apparel Group Ltd.*	222,181

	926	Helen of Troy Ltd.*	17,548

	1,368	Hooker Furnishings Corp.	14,679

	634	Johnson Outdoors, Inc. – Class A	25,988

	1,787	KB Home	114,958

	660	La-Z-Boy, Inc.	25,687

	1,928	M/I Homes, Inc.*	265,273

	16,355	Mattel, Inc.*	345,418

	4,232	Meritage Homes Corp.	309,275

	874	Movado Group, Inc.	18,302

	1,002	Oxford Industries, Inc.	38,236

	4,327	Polaris, Inc.	287,140

	6,933	Sonos, Inc.*	128,676

	209	Steven Madden Ltd.	8,732

	10,129	Tri Pointe Homes, Inc.*	345,601

	1,681	Universal Electronics, Inc.*	5,564

		Total Consumer Durables & Apparel	2,888,984

		Consumer Services — 2.2%

	1,364	Adtalem Global Education, Inc.*	126,252

	263	Graham Holdings Co. – Class B	291,009

	261	Nathan’s Famous, Inc.	24,080

	16,861	Perdoceo Education Corp.	471,434

		Total Consumer Services	912,775

		Consumer Staples Distribution & Retail — 0.9%

	1,294	Ingles Markets, Inc. – Class A	99,535

	6,244	United Natural Foods, Inc.*	232,964

	1,140	Village Super Market, Inc. – Class A	39,398

		Total Consumer Staples Distribution & Retail	371,897

		Energy — 0.2%

	874	Excelerate Energy, Inc. – Class A	24,542

	9,097	FutureFuel Corp.	30,020

	486	Valaris Ltd.*	27,415

	466	World Kinect Corp.	10,802

		Total Energy	92,779

		Equity Real Estate Investment Trusts (REITs) — 4.0%

	4,094	American Assets Trust, Inc. – (REIT)	79,833

	10,334	Apple Hospitality REIT, Inc.	122,871

	4,537	Broadstone Net Lease, Inc. – (REIT)	79,715

Shares		Description	Value ($)

		Equity Real Estate Investment Trusts (REITs) — continued

	10,204	Empire State Realty Trust, Inc. – Class A, (REIT)	71,734

	1,487	EPR Properties – (REIT)	77,726

	3,678	Host Hotels & Resorts, Inc. – (REIT)	64,843

	13,716	Industrial Logistics Properties Trust – (REIT)	75,987

	1,338	Innovative Industrial Properties, Inc. – (REIT)	66,164

	3,848	LTC Properties, Inc. – (REIT)	140,414

	19,698	Outfront Media, Inc. – (REIT)	463,494

	7,468	Paramount Group, Inc. – (REIT)*	49,214

	6,783	Park Hotels & Resorts, Inc. – (REIT)	73,392

	14,816	Piedmont Realty Trust, Inc. – (REIT)	129,492

	2,584	Postal Realty Trust, Inc. – Class A, (REIT)	40,155

	4,648	Sunstone Hotel Investors, Inc. – (REIT)	43,505

	2,995	Whitestone – (REIT)	39,804

	2,028	Xenia Hotels & Resorts, Inc. – (REIT)	28,351

		Total Equity Real Estate Investment Trusts (REITs)	1,646,694

		Financial Services — 11.5%

	6,343	Bread Financial Holdings, Inc.	429,611

	1,081	Enact Holdings, Inc.	41,845

	6,074	Enova International, Inc.*	796,241

	759	Essent Group Ltd.	47,635

	8,165	EZCORP, Inc. – Class A*	157,421

	9	Federated Hermes, Inc.	452

	1,702	Franklin Resources, Inc.	38,448

	11,868	Invesco Ltd.	290,173

	1,123	Jackson Financial, Inc. – Class A	110,065

	25,877	MGIC Investment Corp.	733,613

	8,832	Navient Corp.	109,517

	6,146	NMI Holdings, Inc.*	234,470

	2,656	OneMain Holdings, Inc.	164,752

	6,415	Oportun Financial Corp.*	33,166

	277	Oppenheimer Holdings, Inc. – Class A	18,844

	6,962	PROG Holdings, Inc.	200,366

	21,307	Radian Group, Inc.	757,464

	1,499	Regional Management Corp.	57,022

	15,772	SLM Corp.	462,120

	36	Virtu Financial, Inc. – Class A	1,287

	2,039	Waterstone Financial, Inc.	31,931

	294	Westwood Holdings Group, Inc.	4,980

		Total Financial Services	4,721,423

		Food, Beverage & Tobacco — 3.3%

	5,846	Cal-Maine Foods, Inc.	487,089

	12,331	Conagra Brands, Inc.	220,108

	5,796	Fresh Del Monte Produce, Inc.	209,468

	378	Ingredion, Inc.	40,650

	953	Seneca Foods Corp. – Class A*	115,265

	5,353	Universal Corp.	282,424

		Total Food, Beverage & Tobacco	1,355,004

		Health Care Equipment & Services — 0.5%

	2,824	Ardent Health, Inc.*	24,794

GMO U.S. Small Cap Value Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)

(showing percentage of total net assets)

November 30, 2025 (Unaudited)

Shares		Description	Value ($)

		Health Care Equipment & Services — continued

	2,249	Fulgent Genetics, Inc.*	66,525

	12,331	OraSure Technologies, Inc.*	29,348

	2,864	Pediatrix Medical Group, Inc.*	68,994

	2,882	Varex Imaging Corp.*	33,345

		Total Health Care Equipment & Services	223,006

		Household & Personal Products — 0.6%

	4,255	Edgewell Personal Care Co.	75,994

	8,391	Herbalife Ltd.*	106,817

	6,813	Nu Skin Enterprises, Inc. – Class A	67,381

		Total Household & Personal Products	250,192

		Insurance — 1.7%

	310	Heritage Insurance Holdings, Inc.*	9,006

	14,275	Lincoln National Corp.	587,273

	2,723	Universal Insurance Holdings, Inc.	90,213

		Total Insurance	686,492

		Materials — 4.1%

	1,514	AdvanSix, Inc.	23,300

	457	Alpha Metallurgical Resources, Inc.*	72,759

	4,591	Commercial Metals Co.	292,814

	14,249	Dakota Gold Corp.*	66,543

	2,450	Eastman Chemical Co.	152,096

	5,393	Idaho Strategic Resources, Inc.*	214,048

	3,519	Koppers Holdings, Inc.	104,409

	8,292	Mosaic Co.	203,071

	189	NewMarket Corp.	144,307

	1,808	Ryerson Holding Corp.	41,457

	1,959	Sealed Air Corp.	84,139

	8,952	SunCoke Energy, Inc.	58,367

	1,818	Sylvamo Corp.	86,119

	1,764	Warrior Met Coal, Inc.	138,104

		Total Materials	1,681,533

		Media & Entertainment — 3.8%

	10,143	Angi, Inc.*	115,833

	5,346	Cars.com, Inc.*	62,014

	14,785	Eventbrite, Inc. – Class A*	36,815

	2,501	EverQuote, Inc. – Class A*	66,001

	6,121	Gray Media, Inc.	30,115

	17,573	Match Group, Inc.	585,357

	5,832	Shutterstock, Inc.	121,422

	11,928	Yelp, Inc.*	344,839

	5,576	Ziff Davis, Inc.*	183,004

		Total Media & Entertainment	1,545,400

		Pharmaceuticals, Biotechnology & Life Sciences — 1.5%

	10,078	Altimmune, Inc.*	53,010

	1,837	Amneal Pharmaceuticals, Inc.*	22,999

	1,359	Avalo Therapeutics, Inc.*	25,821

Shares		Description	Value ($)

		Pharmaceuticals, Biotechnology & Life Sciences — continued

	7,832	CytomX Therapeutics, Inc.*	33,521

	2,034	Exagen, Inc.*	16,069

	1,599	Exelixis, Inc.*	70,628

	664	MBX Biosciences, Inc.*	22,901

	700	Phibro Animal Health Corp. – Class A	29,316

	2,541	SIGA Technologies, Inc.	15,398

	4,241	Supernus Pharmaceuticals, Inc.*	193,347

	2,705	Terns Pharmaceuticals, Inc.*	76,038

	8,641	Vanda Pharmaceuticals, Inc.*	46,316

		Total Pharmaceuticals, Biotechnology & Life Sciences	605,364

		Real Estate Management & Development — 1.1%

	12,743	Douglas Elliman, Inc.*	33,769

	23,236	Newmark Group, Inc. – Class A	403,842

	1,889	RE/MAX Holdings, Inc. – Class A*	15,527

		Total Real Estate Management & Development	453,138

		Semiconductors & Semiconductor Equipment — 7.2%

	8,988	ACM Research, Inc. – Class A*	300,289

	4,262	Amkor Technology, Inc.	155,094

	7,822	Axcelis Technologies, Inc.*	647,427

	5,041	Cirrus Logic, Inc.*	606,634

	2,514	Diodes, Inc.*	116,172

	792	Kulicke & Soffa Industries, Inc.	35,727

	12,572	Photronics, Inc.*	288,025

	1,668	Qorvo, Inc.*	143,265

	8,031	Skyworks Solutions, Inc.	529,644

	295	Synaptics, Inc.*	20,210

	3,591	Veeco Instruments, Inc.*	104,965

		Total Semiconductors & Semiconductor Equipment	2,947,452

		Software & Services — 0.1%

	3,239	Backblaze, Inc. – Class A*	15,353

	2,360	Viant Technology, Inc. – Class A*	25,039

		Total Software & Services	40,392

		Technology Hardware & Equipment — 9.0%

	9,075	Avnet, Inc.	431,153

	558	Benchmark Electronics, Inc.	25,071

	2,139	Kimball Electronics, Inc.*	61,817

	6,720	Methode Electronics, Inc.	50,938

	1,463	NetScout Systems, Inc.*	39,325

	6,502	Sandisk Corp.*	1,451,766

	3,053	Sanmina Corp.*	476,772

	10,727	TTM Technologies, Inc.*	752,821

	2,695	Turtle Beach Corp.*	37,407

GMO U.S. Small Cap Value Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)

(showing percentage of total net assets)

November 30, 2025 (Unaudited)

Shares		Description	Value ($)

		Technology Hardware & Equipment — continued

	8,183	Vishay Intertechnology, Inc.	111,862

	6,523	Vontier Corp.	236,654

		Total Technology Hardware & Equipment	3,675,586

		Telecommunication Services — 0.2%

	5,621	Spok Holdings, Inc.	74,647

		Transportation — 1.2%

	3,658	ArcBest Corp.	234,734

	1,506	Genco Shipping & Trading Ltd.	28,493

	1,791	Matson, Inc.	195,183

	1,691	Sun Country Airlines Holdings, Inc.*	23,167

		Total Transportation	481,577

		Utilities — 1.8%

	18,489	UGI Corp.	731,240

		TOTAL COMMON STOCKS (COST $33,757,717)	39,368,544

		INVESTMENT FUNDS — 0.0%

		United States — 0.0%

	279	GMO U.S. Treasury Fund, Class VI (a)	1,397

		TOTAL INVESTMENT FUNDS (COST $1,397)	1,397

		SHORT-TERM INVESTMENTS — 1.4%

		Money Market Funds — 1.4%

	595,444	State Street Institutional Treasury Money Market Fund – Premier Class, 3.88% (b)	595,444

		TOTAL SHORT-TERM INVESTMENTS (COST $595,444)	595,444

		TOTAL INVESTMENTS — 97.5% (Cost $34,354,558)	39,965,385

		Other Assets and Liabilities (net) — 2.5%	1,014,682

		TOTAL NET ASSETS — 100.0%	$40,980,067

Notes to Schedule of Investments:

*	Non-income producing security.

(a)	Affiliated company.

(b)	The rate disclosed is the 7 day net yield as of November 30, 2025.

Portfolio Abbreviations:

REIT - Real Estate Investment Trust

Organization

Each of Climate Change Fund, Emerging Markets ex-China Fund, Emerging Markets Fund, International Equity Fund, International Opportunistic Value Fund, Japan Value Creation Fund, Quality Fund, Resource Transition Fund, Resources Fund, Small Cap Quality Fund, U.S. Equity Fund, U.S. Opportunistic Value Fund and U.S. Small Cap Value Fund (each a “Fund” and collectively the “Funds”) is a series of GMO Trust (the “Trust”). The Trust is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Trust was established as a Massachusetts business trust under the laws of The Commonwealth of Massachusetts on June 24, 1985. The Declaration of Trust permits the Trustees of the Trust (“Trustees”) to create an unlimited number of series of shares (Funds) and to subdivide Funds into classes. The Funds are advised and managed by Grantham, Mayo, Van Otterloo & Co. LLC (“GMO”).

The Funds may invest in GMO U.S. Treasury Fund and in money market funds unaffiliated with GMO. The Funds may also invest in other GMO Funds (“underlying funds”). The financial statements of the underlying funds should be read in conjunction with the Funds’ financial statements. The financial statements are available without charge on the Securities and Exchange Commission’s (“SEC”) website at www.sec.gov or on GMO’s website at www.gmo.com.

Each Fund has elected to be treated or intends to elect to be treated and intends to qualify each tax year as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended. Each Fund intends to distribute its net investment income, if any, and its net realized short-term and long-term capital gains, if any, after giving effect to any available capital loss carryforwards for U.S. federal income tax purposes. Therefore, each Fund makes no provision for U.S. federal income or excise taxes.

Please see the Funds’ Prospectus, available on www.gmo.com, for information regarding specific risks for each Fund.

Basis of presentation

The preparation of the Schedule of Investments in accordance with accounting principles generally accepted in the United States of America (“U.S. GAAP”) requires management to make estimates and assumptions that affect the reported amounts and disclosures in the Schedule of Investments during the reporting period. GMO believes the estimates and security valuations are appropriate; however, actual results may differ from those estimates, and the security valuations reflected in the Schedule of Investments may differ from the value a Fund ultimately realizes upon the sale of those securities.

Portfolio valuation

Exchange-traded securities (other than exchange-traded options) for which market quotations are readily available are valued at (i) the last sale price or (ii) official closing price or (iii) most recent quoted price published by the exchange (if no reported last sale or official closing price) or (iv) the quoted price provided by a pricing source (in the event GMO deems the private market to be a more reliable indicator of market value than the exchange). Exchange-traded options are valued at the last sale price, provided that price is between the closing bid and ask prices. If the last sale price is not within that range, then they will be valued at the closing bid price for long positions and the closing ask price for short positions. Cleared derivatives are valued using the closing price quoted (which may be based on a model) by the relevant clearing house. If an updated quote for a cleared derivative is not available when a Fund calculates its net asset value, the derivative will generally be valued using an industry standard model, which may differ from the model used by the relevant clearing house. Over-the-counter (“OTC”) derivatives are valued at the price generally determined by an industry standard model. Unlisted non-fixed income securities for which market quotations are readily available are generally valued at the most recent quoted price. Shares of the underlying funds and other open-end registered investment companies are valued at their most recent net asset value.

The foregoing valuation methodologies are modified for equities that trade in non-U.S. securities markets that close before the close of the New York Stock Exchange (“NYSE”) due to time zone differences, including equities that underlie futures, options and other derivatives (to the extent the market for those derivatives closes prior to the close of the NYSE). In those cases, prices will generally be adjusted, to the extent practicable and available, based on inputs from an independent pricing service approved by the Trustees that are intended to reflect changes in valuation through the NYSE close. These securities listed on foreign exchanges (including the value of equity securities that underlie futures, options and other derivatives (to the extent the market for such instruments closes prior to the close of the NYSE)) are classified as Level 2 (levels defined below).

Typically, the Funds and the underlying funds value fixed income securities at the most recent price supplied by a pricing source determined by GMO. GMO evaluates pricing sources on an ongoing basis and may change a pricing source at any time. GMO monitors erratic or unusual movements (including unusual inactivity) in the prices supplied for a security and has discretion to override a price supplied by a source (e.g., by taking a price supplied by another source) when it believes that the price supplied is not reliable. Alternative pricing sources are often but not always available for securities held by the Funds and the underlying funds.

“Quoted price” typically means the bid price for securities held long and the ask price for securities sold short. If a market quotation for a security does not involve a bid or an ask, the “quoted price” may be the price provided by a market participant or other third-party pricing source in accordance with the market practice for that security. If an updated quoted price for a security is not available when a Fund calculates its net asset value, the Fund will generally use the last quoted price so long as GMO believes that the last quoted price continues to represent that security’s fair value.

In the case of derivatives, prices determined by a model may reflect an estimate of the average of bid and ask prices, regardless of whether a Fund has a long position or a short position.

If quotations are not readily available or circumstances make an existing valuation methodology or procedure unreliable, derivatives and other securities are valued at fair value as determined in good faith by the Trustees or persons acting at their direction pursuant to procedures approved by the Trustees. Because of the uncertainty inherent in fair value pricing, the price determined for a particular security may be materially different from the value realized upon its sale. The Funds and/or the underlying funds classify such securities as Level 3 (levels defined below). For the period ended November 30, 2025, the Funds did not reduce the value of any of their OTC derivatives contracts, if any, based on the creditworthiness of their counterparties.

U.S. GAAP requires the Funds to disclose the fair value of their investments in a three-level hierarchy (Levels 1, 2 and 3). The valuation hierarchy is based upon the relative observability of inputs to the valuation of the Funds’ investments. The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Changes in valuation techniques may result in transfers into or out of an investment’s assigned level within the fair value hierarchy. In addition, in periods of market dislocation, the observability of prices and inputs may be reduced for many instruments. This condition, as well as changes related to the liquidity of investments, could cause a security to be reclassified between levels.

The three levels are defined as follows:

Level 1 – Valuations based on quoted prices for identical securities in active markets.

The types of assets and liabilities categorized in Level 1 generally include actively traded domestic and certain foreign equity securities; certain U.S. government obligations; derivatives actively traded on a national securities exchange (such as some futures and options); and shares of open-end mutual funds (even if their investments are valued using Level 2 or Level 3 inputs).

Level 2 – Valuations determined using other significant direct or indirect observable inputs.

The types of assets and liabilities categorized in Level 2 generally include cleared derivatives and certain OTC derivatives such as swaps, options, swaptions, and forward currency contracts valued using industry standard models; certain restricted securities valued at the most recent available market or quoted price; certain securities that are valued at the local price; and certain foreign equity securities that are adjusted based on inputs from an independent pricing service approved by the Trustees, including the value of equity securities that underlie futures, options and other derivatives (to the extent the market for such instruments closes prior to the close of the NYSE) to reflect estimated valuation changes through the NYSE close.

Level 3 – Valuations based primarily on inputs that are unobservable and significant.

The types of assets and liabilities categorized in Level 3 generally include, but are not limited to, securities whose trading has been suspended or that have been de-listed from their current primary trading exchange valued at the most recent available market or quoted price; securities in default or bankruptcy proceedings for which there is no current market quotation valued at the most recent available market or quoted price; certain equity securities that are valued based on the last traded exchange price adjusted for the movement in a relevant index and/or a security type conversion discount; certain equity securities valued off the last traded price with a discount for liquidity; certain securities that are valued using a price from a comparable security related to the same issuer; and certain recently acquired equity securities that have yet to begin trading that are valued at cost.

The following is a summary of the respective levels assigned to the Funds’ direct securities and derivatives, if any, as of November 30, 2025:

Description	Level 1	Level 2	Level 3	Total
Climate Change Fund
Asset Valuation Inputs
Common Stocks
Australia	$—	$5,514,832	$—	$5,514,832
Brazil	—	7,802,623	—	7,802,623
Canada	27,131,334	—	—	27,131,334
China	—	9,802,944	—	9,802,944
Denmark	—	17,286,543	—	17,286,543
Finland	—	14,507,436	—	14,507,436
France	—	43,824,882	—	43,824,882
Germany	—	15,871,536	—	15,871,536
Ireland	—	2,113,235	—	2,113,235
Italy	—	3,713,174	—	3,713,174
Japan	—	14,375,595	—	14,375,595

Description	Level 1	Level 2	Level 3		Total
Climate Change Fund (continued)
Asset Valuation Inputs (continued)
Common Stocks (continued)
Mexico	$1,898,977	$—	$—		$1,898,977
Netherlands	—	1,397,299	—		1,397,299
Norway	—	12,144,739	—		12,144,739
Portugal	—	2,169,780	—		2,169,780
Russia	—	—	0	§	0	§
South Korea	—	33,775,677	—		33,775,677
Spain	—	9,172,301	—		9,172,301
Switzerland	—	5,351,226	—		5,351,226
Thailand	—	1,579,234	—		1,579,234
Ukraine	—	1,270,014	—		1,270,014
United Kingdom	1,798,600	1,999,019	—		3,797,619
United States	240,191,453	—	—		240,191,453

TOTAL COMMON STOCKS	271,020,364	203,672,089	0	§	474,692,453

Preferred Stocks
Chile	16,020,697	—	—		16,020,697

TOTAL PREFERRED STOCKS	16,020,697	—	—		16,020,697

Investment Funds
United States	8,483,308	—	—		8,483,308

TOTAL INVESTMENT FUNDS	8,483,308	—	—		8,483,308

Short-Term Investments	325,904	—	—		325,904

Total Investments	295,850,273	203,672,089	0	§	499,522,362

Total	$295,850,273	$203,672,089	$0	§	$499,522,362

Emerging Markets ex-China Fund
Asset Valuation Inputs
Common Stocks
Brazil	$35,632	$2,839,046	$—		$2,874,678
Colombia	89,362	—	—		89,362
Czech Republic	—	209,307	—		209,307
Egypt	—	321,043	—		321,043
Greece	—	47,137	—		47,137
Hungary	—	3,921,813	—		3,921,813
India	—	11,486,814	—		11,486,814
Indonesia	81,890	7,027,417	—		7,109,307
Kuwait	—	413,259	—		413,259
Mexico	2,705,341	—	—		2,705,341
Qatar	—	99,104	—		99,104
Russia	—	—	0	§	0§
Saudi Arabia	—	1,333,218	—		1,333,218
South Africa	—	300,265	—		300,265
South Korea	—	12,355,492	—		12,355,492
Taiwan	—	24,598,569	—		24,598,569
Thailand	—	4,566,917	—		4,566,917
United Arab Emirates	—	2,493,579	—		2,493,579
United Kingdom	52,665	—	—		52,665
Vietnam	—	132,955	—		132,955

TOTAL COMMON STOCKS	2,964,890	72,145,935	0	§	75,110,825

Preferred Stocks
Brazil	1,072,630	1,257,474	—		2,330,104
Colombia	598,633	—	—		598,633
Russia	—	—	0	§	0	§

TOTAL PREFERRED STOCKS	1,671,263	1,257,474	0	§	2,928,737

Description	Level 1	Level 2	Level 3		Total
Emerging Markets ex-China Fund (continued)
Asset Valuation Inputs (continued)
Investment Funds
United States	$304,921	$—	$—		$304,921

TOTAL INVESTMENT FUNDS	304,921	—	—		304,921

Short-Term Investments	363,024	—	—		363,024

Total Investments	5,304,098	73,403,409	0	§	78,707,507

Total	$5,304,098	$73,403,409	$0	§	$78,707,507

Emerging Markets Fund
Asset Valuation Inputs
Common Stocks
Brazil	$969,400	$7,930,577	$—		$8,899,977
China	17,034,287	97,170,485	25		114,204,797
Colombia	10,993	—	—		10,993
Czech Republic	—	44,533	—		44,533
Egypt	—	949,530	—		949,530
Greece	—	809,911	—		809,911
Hungary	—	18,152,680	—		18,152,680
India	—	36,986,666	—		36,986,666
Indonesia	463,325	35,055,295	—		35,518,620
Kuwait	—	1,197,625	—		1,197,625
Mexico	10,159,753	—	—		10,159,753
Philippines	—	354,500	—		354,500
Russia	—	—	0	§	0	§
Saudi Arabia	—	4,635,644	—		4,635,644
South Africa	—	452,827	—		452,827
South Korea	127,635	53,491,139	—		53,618,774
Sri Lanka	—	—	303,674		303,674
Taiwan	—	106,758,337	—		106,758,337
Thailand	—	25,155,990	—		25,155,990
United Arab Emirates	—	10,358,945	—		10,358,945
Vietnam	—	752,446	—		752,446

TOTAL COMMON STOCKS	28,765,393	400,257,130	303,699		429,326,222

Preferred Stocks
Brazil	8,207,340	6,849,315	—		15,056,655
Colombia	3,217,385	—	—		3,217,385
Russia	—	—	0	§	0	§
South Korea	—	1,992,175	—		1,992,175

TOTAL PREFERRED STOCKS	11,424,725	8,841,490	0	§	20,266,215

Investment Funds
United States	3,841,925	—	—		3,841,925

TOTAL INVESTMENT FUNDS	3,841,925	—	—		3,841,925

Short-Term Investments	624,023	—	—		624,023

Total Investments	44,656,066	409,098,620	303,699		454,058,385

Derivatives^
Futures Contracts
Equity Risk	267,934	—	—		267,934

Total	$44,924,000	$409,098,620	$303,699		$454,326,319

International Equity Fund
Asset Valuation Inputs
Common Stocks
Australia	$—	$40,618,194	$—		$40,618,194
Belgium	—	12,296,763	—		12,296,763
Denmark	—	558,291	—		558,291
Finland	—	23,591,551	—		23,591,551
France	2,347,187	91,488,020	—		93,835,207
Germany	—	52,313,887	—		52,313,887

Description	Level 1	Level 2	Level 3		Total
International Equity Fund (continued)
Asset Valuation Inputs (continued)
Common Stocks (continued)
Hong Kong	$—	$51,774,624	$—		$51,774,624
Israel	—	7,755,247	—		7,755,247
Italy	—	47,385,925	—		47,385,925
Japan	—	255,478,655	—		255,478,655
Netherlands	20,031,880	59,341,141	—		79,373,021
Norway	—	10,611,581	—		10,611,581
Portugal	—	2,805,261	—		2,805,261
Singapore	—	22,243,464	—		22,243,464
Spain	—	73,445,666	—		73,445,666
Sweden	—	569,172	—		569,172
Switzerland	4,111,186	54,789,226	—		58,900,412
United Kingdom	57,912,506	72,635,573	—		130,548,079

TOTAL COMMON STOCKS	84,402,759	879,702,241	—		964,105,000

Preferred Stocks
Germany	—	6,516,964	—		6,516,964

TOTAL PREFERRED STOCKS	—	6,516,964	—		6,516,964

Investment Funds
United States	62,018,555	—	—		62,018,555

TOTAL INVESTMENT FUNDS	62,018,555	—	—		62,018,555

Short-Term Investments	624,845	—	—		624,845

Total Investments	147,046,159	886,219,205	—		1,033,265,364

Total	$147,046,159	$886,219,205	$—		$1,033,265,364

International Opportunistic Value Fund
Asset Valuation Inputs
Common Stocks
Australia	$—	$16,136,485	$—		$16,136,485
Austria	—	3,422,532	—		3,422,532
Belgium	—	990,635	—		990,635
Canada	44,021,265	—	—		44,021,265
Denmark	—	2,596,642	—		2,596,642
Finland	—	895,557	—		895,557
France	—	30,999,291	—		30,999,291
Germany	—	20,166,807	—		20,166,807
Hong Kong	—	7,189,276	—		7,189,276
Ireland	—	1,061,261	—		1,061,261
Israel	415,425	3,763,792	—		4,179,217
Italy	658,039	5,546,949	—		6,204,988
Japan	3,433,194	61,405,395	—		64,838,589
Netherlands	—	8,501,508	—		8,501,508
Norway	—	6,955,526	—		6,955,526
Portugal	—	7,722	—		7,722
Russia	—	—	0	§	0§
Singapore	—	3,418,163	—		3,418,163
Spain	—	16,758,949	—		16,758,949
Sweden	—	9,494,130	—		9,494,130
Switzerland	5,045,734	17,160,907	—		22,206,641
United Kingdom	16,914,592	12,970,822	—		29,885,414

TOTAL COMMON STOCKS	70,488,249	229,442,349	0	§	299,930,598

Preferred Stocks
Germany	—	4,549,337	—		4,549,337

TOTAL PREFERRED STOCKS	—	4,549,337	—		4,549,337

Investment Funds
United States	1,572,286	—	—		1,572,286

TOTAL INVESTMENT FUNDS	1,572,286	—	—		1,572,286

Short-Term Investments	48,200	—	—		48,200

Total Investments	72,108,735	233,991,686	0	§	306,100,421

Total	$72,108,735	$233,991,686	$0	§	$306,100,421

Japan Value Creation Fund
Asset Valuation Inputs
Common Stocks	$—	$197,735,833	$—		$197,735,833
Investment Funds	5,449,560	—	—		5,449,560

Description	Level 1	Level 2	Level 3	Total
Japan Value Creation Fund (continued)
Asset Valuation Inputs (continued)
Short-Term Investments	$873,465	$—	$—	$873,465

Total Investments	6,323,025	197,735,833	—	204,058,858

Total	$6,323,025	$197,735,833	$—	$204,058,858

Quality Fund
Asset Valuation Inputs
Common Stocks
Denmark	$—	$91,655,053	$—	$91,655,053
France	—	536,569,382	—	536,569,382
Germany	—	292,942,312	—	292,942,312
Netherlands	—	174,661,795	—	174,661,795
Spain	—	75,282,845	—	75,282,845
Switzerland	—	173,870,445	—	173,870,445
Taiwan	—	527,466,232	—	527,466,232
United Kingdom	—	804,358,318	—	804,358,318
United States	9,249,793,921	—	—	9,249,793,921

TOTAL COMMON STOCKS	9,249,793,921	2,676,806,382	—	11,926,600,303

Investment Funds
United States	292,689,777	—	—	292,689,777

TOTAL INVESTMENT FUNDS	292,689,777	—	—	292,689,777

Short-Term Investments	1,513,615	—	—	1,513,615

Total Investments	9,543,997,313	2,676,806,382	—	12,220,803,695

Total	$9,543,997,313	$2,676,806,382	$—	$12,220,803,695

Resource Transition Fund
Asset Valuation Inputs
Common Stocks
Australia	$—	$1,309,014	$—	$1,309,014
Brazil	—	7,002,845	—	7,002,845
Canada	15,464,194	—	—	15,464,194
China	—	2,022,390	—	2,022,390
Denmark	—	3,831,547	—	3,831,547
Finland	—	5,179,663	—	5,179,663
France	—	2,899,013	—	2,899,013
Italy	—	1,745,701	—	1,745,701
Japan	—	1,475,787	—	1,475,787
Netherlands	—	686,006	—	686,006
Norway	—	4,304,636	—	4,304,636
South Africa	—	833,070	—	833,070
United Kingdom	—	24,738,354	—	24,738,354
United States	57,662,941	—	—	57,662,941

TOTAL COMMON STOCKS	73,127,135	56,028,026	—	129,155,161

Preferred Stocks
Brazil	—	6,694,638	—	6,694,638
Chile	5,544,384	—	—	5,544,384

TOTAL PREFERRED STOCKS	5,544,384	6,694,638	—	12,239,022

Investment Funds
United States	3,915,906	—	—	3,915,906

TOTAL INVESTMENT FUNDS	3,915,906	—	—	3,915,906

Short-Term Investments	754,512	—	—	754,512

Total Investments	83,341,937	62,722,664	—	146,064,601

Total	$83,341,937	$62,722,664	$—	$146,064,601

Resources Fund
Asset Valuation Inputs
Common Stocks
Argentina	$65,713,742	$—	$—	$65,713,742
Australia	—	6,815,685	—	6,815,685
Brazil	—	42,679,634	—	42,679,634
Canada	92,753,388	—	—	92,753,388
China	—	10,611,898	—	10,611,898
Denmark	—	19,104,651	—	19,104,651

Description	Level 1	Level 2	Level 3		Total
Resources Fund (continued)
Asset Valuation Inputs (continued)
Common Stocks (continued)
Finland	$—	$26,365,892	$—		$26,365,892
France	—	15,005,340	—		15,005,340
Hong Kong	—	2,594,039	—		2,594,039
Italy	—	9,073,060	—		9,073,060
Japan	—	11,169,271	—		11,169,271
Netherlands	—	3,798,046	—		3,798,046
Norway	—	28,845,922	—		28,845,922
Pakistan	—	2,791,548	—		2,791,548
Russia	—	—	0	§	0	§
Singapore	—	—	2		2
South Africa	—	4,623,068	—		4,623,068
Ukraine	—	2,894,215	—		2,894,215
United Kingdom	4,774,110	217,229,058	—		222,003,168
United States	436,586,201	—	—		436,586,201

TOTAL COMMON STOCKS	599,827,441	403,601,327	2		1,003,428,770

Preferred Stocks
Brazil	—	68,920,794	—		68,920,794
Chile	27,249,940	—	—		27,249,940
Russia	—	—	0	§	0	§

TOTAL PREFERRED STOCKS	27,249,940	68,920,794	0	§	96,170,734

Investment Funds
United States	26,563,102	—	—		26,563,102

TOTAL INVESTMENT FUNDS	26,563,102	—	—		26,563,102

Short-Term Investments	1,338,344	—	—		1,338,344
Total Investments	654,978,827	472,522,121	2		1,127,500,950

Total	$654,978,827	$472,522,121	$2		$1,127,500,950

Small Cap Quality Fund
Asset Valuation Inputs
Common Stocks	$600,075,140	$—	$—		$600,075,140
Investment Funds	15,146,329	—	—		15,146,329
Short-Term Investments	798,892	—	—		798,892

Total Investments	616,020,361	—	—		616,020,361

Total	$616,020,361	$—	$—		$616,020,361

U.S. Equity Fund
Asset Valuation Inputs
Common Stocks	$204,132,866	$—	$—		$204,132,866
Debt Obligations	55,985	—	—		55,985
Investment Funds	950,583	—	—		950,583
Short-Term Investments	123,274	—	—		123,274

Total Investments	205,262,708	—	—		205,262,708

Derivatives^
Futures Contracts
Equity Risk	13,163	—	—		13,163

Total	$205,275,871	$—	$—		$205,275,871

U.S. Opportunistic Value Fund
Asset Valuation Inputs
Common Stocks	$323,752,811	$—	$—		$323,752,811
Investment Funds	16,178	—	—		16,178

Total Investments	323,768,989	—	—		323,768,989

Total	$323,768,989	$—	$—		$323,768,989

U.S. Small Cap Value Fund
Asset Valuation Inputs
Common Stocks	$39,368,544	$—	$—		$39,368,544
Investment Funds	1,397	—	—		1,397
Short-Term Investments	595,444	—	—		595,444

Total Investments	39,965,385	—	—		39,965,385

Total	$39,965,385	$—	$—		$39,965,385

The risks referenced in the tables above are not intended to be inclusive of all risks. Please see the Prospectus for more information.

§	Represents the interest in securities that were determined to have a value of zero at November 30, 2025.
^

In the tables above derivatives are based on market values, rather than the notional amounts of derivatives, except for forward currency contracts which are based on unrealized appreciation/(depreciation). Excludes purchased options, if any, which are included in investments.

The underlying funds held at period end are classified above as Level 1. Certain underlying funds invest in securities and/or derivatives which may have been fair valued using methods determined in good faith by or at the direction of the Trustees or which may have been valued using significant unobservable inputs. For a summary of the levels assigned to the underlying funds’ direct securities and derivatives, if any, please refer to the underlying funds’ financial statements which are available on the SEC’s website at www.sec.gov or on GMO’s website at www.gmo.com.

Investments in affiliated companies and other Funds of the Trust

An affiliated company for the purposes of this disclosure is a company in which a Fund has or had direct ownership of at least 5% of the issuer’s voting securities or an investment in other funds of GMO Trust. A summary of the Funds’ transactions involving companies that are or were affiliates during the period ended November 30, 2025 is set forth below:

Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income*	Distributions of Realized Gains*	Net Realized Gain (Loss)	Net Increase/ Decrease in Unrealized Appreciation/ Depreciation	Value, end of period
Climate Change Fund
GMO U.S. Treasury Fund,
Class VI	$11,565,483	$99,634,699	$102,726,700	$235,472	$—	$9,910	$(84)	$8,483,308

Emerging Markets ex-China Fund
GMO U.S. Treasury Fund,
Class VI	$344,450	$3,509,471	$3,550,000	$9,613	$—	$1,000	$—	$304,921

Emerging Markets Fund
Anilana Hotels & Properties Ltd.	$316,968	$—	$—	$—	$—	$—	$(13,294)	$303,674
GMO U.S. Treasury Fund,
Class VI	12,532,067	51,016,158	59,707,500	115,737	—	1,200	—	3,841,925

Totals	$12,849,035	$51,016,158	$59,707,500	$115,737	$—	$1,200	$(13,294)	$4,145,599

International Equity Fund
GMO U.S. Treasury Fund,
Class VI	$51,870,555	$283,000,000	$272,850,000	$1,956,777	$—	$71,395	$(73,395)	$62,018,555

International Opportunistic Value Fund
GMO U.S. Treasury Fund,
Class VI	$2,486	$59,800,000	$58,226,000	$125,382	$—	$(4,245)	$45	$1,572,286

Japan Value Creation Fund
GMO U.S. Treasury Fund,
Class VI	$5,739,519	$23,759,241	$24,050,000	$160,184	$—	$8,586	$(7,786)	$5,449,560

Quality Fund
GMO U.S. Treasury Fund,
Class VI	$51,968,777	$1,242,600,000	$1,001,875,000	$5,307,290	$—	$(7,000)	$3,000	$292,689,777

Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income*		Distributions of Realized Gains*	Net Realized Gain (Loss)	Net Increase/ Decrease in Unrealized Appreciation/ Depreciation	Value, end of period
Resource Transition Fund
GMO U.S. Treasury Fund,
Class VI	$1,187,313	$19,249,588	$16,520,995	$67,890	**	$—	$150	$(150)	$3,915,906

Resources Fund
GMO U.S. Treasury Fund,
Class VI	$26,840,502	$439,500,000	$439,773,000	$852,477		$—	$27,455	$(31,855)	$26,563,102
Kosmos Energy Ltd.	76,344,437	18,455,091	19,379,136	—		—	(1,261,526)	(45,346,904)	28,811,962

Totals	$103,184,939	$457,955,091	$459,152,136	$852,477		$—	$(1,234,071)	$(45,378,759)	$55,375,064

Small Cap Quality Fund
GMO U.S. Treasury Fund,
Class VI	$9,943,792	$65,151,136	$59,950,000	$476,148		$—	$7,738	$(6,337)	$15,146,329

U.S. Equity Fund
GMO U.S. Treasury Fund,
Class VI	$460,172	$8,304,511	$7,814,500	$36,726		$—	$400	$—	$950,583

U.S. Opportunistic Value Fund
GMO U.S. Treasury Fund,
Class VI	$2,208,334	$11,915,044	$14,107,000	$66,059		$—	$(200)	$—	$16,178

U.S. Small Cap Value Fund
GMO U.S. Treasury Fund,
Class VI	$84,397	$600,000	$683,000	$3,186		$—	$169	$(169)	$1,397

*

The table above includes estimated sources of all distributions paid by the underlying funds during the period March 1, 2025 through November 30, 2025. The actual tax characterization of distributions paid by the underlying funds will be determined at the end of the fiscal year ending February 28, 2026.

**

Excludes income from investment of cash collateral from securities lending in GMO U.S. Treasury Fund. Income (net of fee rebates paid to the borrower and fees paid to the lending agent) from investment of cash collateral from securities lending in GMO U.S. Treasury Fund was $669 in Resource Transition Fund during the period.

***

For additional information regarding the Funds, please see the Funds’ most recent annual or semiannual shareholder report available on the SEC’s website, www.sec.gov, or visit GMO’s website at www.gmo.com.

GMO Asset Allocation Bond Fund

(A Series of GMO Trust)

Schedule of Investments

(showing percentage of total net assets)

November 30, 2025 (Unaudited)

Par Value† / Shares	Description	Value ($)

	DEBT OBLIGATIONS —18.6%

	U.S. Government — 18.6%

4,425,000	U.S. Treasury Floating Rate Notes, Variable Rate, 3 mo. Treasury money market yield + 0.16%, 3.94%, due 04/30/27 (a)	4,423,788

4,855,000	U.S. Treasury Floating Rate Notes, Variable Rate, 3 mo. Treasury money market yield + 0.16%, 3.94%, due 07/31/27 (a)	4,853,517

	Total U.S. Government	9,277,305

	TOTAL DEBT OBLIGATIONS (COST $9,281,782)	9,277,305

	SHORT-TERM INVESTMENTS — 78.7%

	Money Market Funds — 2.6%

1,313,999	State Street Institutional Treasury Money Market Fund – Premier Class, 3.88% (b)	1,313,999

	Repurchase Agreements — 76.1%

37,999,193	Nomura Securities International, Inc. Repurchase Agreement, dated 11/28/25 maturing on 12/01/25 with a maturity value of $38,011,986 and an effective yield of 4.04%, collateralized by a U.S. Treasury Note with maturity date 03/31/27 and a market value of $38,795,950.	37,999,193

	TOTAL SHORT-TERM INVESTMENTS (COST $39,313,192)	39,313,192

	TOTAL INVESTMENTS — 97.3% (Cost $48,594,974)	48,590,497

	Other Assets and Liabilities (net) — 2.7%	1,360,258

	TOTAL NET ASSETS —100.0%	$49,950,755

A summary of outstanding financial instruments at November 30, 2025 is as follows:

Futures Contracts

Number of Contracts +	Type	Expiration Date	Notional Amount ($)	Value/Net Unrealized Appreciation (Depreciation) ($)
Buys
120	U.S. Long Bond (CBT)	March 2026	14,092,500	95,458
121	U.S. Treasury Note 10 Yr. (CBT)	March 2026	13,714,594	50,887
56	U.S. Treasury Note 2 Yr. (CBT)	March 2026	11,696,125	4,310
254	U.S. Treasury Note 5 Yr. (CBT)	March 2026	27,880,469	63,203
257	U.S. Treasury Ultra 10 Yr. (CBT)	March 2026	29,864,203	180,364
87	U.S. Ultra Bond (CBT)	March 2026	10,521,562	84,153

			$107,769,453	$478,375

+	Buys - Fund is long the futures contract.
Sales - Fund is short the futures contract.

As of November 30, 2025, for the above contracts and/or agreements, the Fund had sufficient cash and/or securities to cover commitments or collateral requirements, if any, of the relevant broker or exchange.

Notes to Schedule of Investments:

†	Denominated in U.S. Dollar, unless otherwise indicated.

(a)

All or a portion of this security has been pledged to cover margin requirements on futures and/or cleared swap contracts, collateral on OTC swap contracts, forward currency contracts, written options, repurchase agreements and/or reverse repurchase agreements, if any.

(b)	The rate disclosed is the 7 day net yield as of November 30, 2025.

The rates shown on variable rate notes are the current interest rates at November 30, 2025, which are subject to change based on the terms of the security.

GMO Emerging Country Debt Fund

(A Series of GMO Trust)

Schedule of Investments

(showing percentage of total net assets)

November 30, 2025 (Unaudited)

Par Value†		Description	Value ($)

		DEBT OBLIGATIONS — 95.1%

		Albania — 1.0%

		Corporate Debt — 0.9%

EUR	17,500,000	Delphos Securities SARL - Compartment Bernina, 7.63%, due 04/08/35	19,926,661

		Sovereign and Sovereign Agency Issuers — 0.1%

EUR	2,610,000	Albania Government International Bonds, Reg S, 4.75%, due 02/14/35	3,098,563

		Total Albania	23,025,224

		Angola — 0.5%

		Sovereign and Sovereign Agency Issuers — 0.5%

	6,500,000	Angola Government International Bonds, Reg S, 9.38%, due 05/08/48	5,655,000

	7,200,000	Angola Government International Bonds, Reg S, 9.13%, due 11/26/49	6,111,000

		Total Angola	11,766,000

		Argentina — 3.4%

		Sovereign and Sovereign Agency Issuers — 3.4%

EUR	2,802,546	Argentina Government International Bonds, Step Up, 4.00%, due 07/09/46	2,110,505

	404,274	Argentina Republic Government International Bonds, 1.00%, due 07/09/29	334,484

	13,890,794	Argentina Republic Government International Bonds, Step Up, 0.75%, due 07/09/30	11,487,687

JPY	255,250,796	Argentina Republic Government International Bonds, 4.33%, due 12/31/33 (a)	302,304

EUR	7,800,000	Argentina Republic Government International Bonds, Step Up, 3.88%, due 07/09/35	6,145,445

EUR	12,360,000	Argentina Republic Government International Bonds, Step Up, 4.25%, due 01/09/38	10,146,912

JPY	246,273,000	Argentina Republic Government International Bonds, 0.67%, due 12/31/38 (a)	275,905

EUR	11,268,000	Argentina Republic Government International Bonds, Step Up, 3.00%, due 07/09/41 (b)	8,394,036

	722,000	Argentina Republic Government International Bonds, Step Up, 3.50%, due 07/09/41	481,213

	57,422,591	Argentina Republic Government International Bonds, Step Up, 4.13%, due 07/09/46	39,564,165

		Total Argentina	79,242,656

Par Value†	Description	Value ($)

	Armenia — 0.5%

	Sovereign and Sovereign Agency Issuers — 0.5%

4,800,000	Republic of Armenia International Bonds, Reg S, 3.60%, due 02/02/31	4,356,000

7,200,000	Republic of Armenia International Bonds, Reg S, 6.75%, due 03/12/35	7,457,400

	Total Armenia	11,813,400

	Bahamas — 0.5%

	Sovereign and Sovereign Agency Issuers — 0.5%

10,170,000	Bahamas Government International Bonds, 144A, 8.25%, due 06/24/36	11,019,195

	Bahrain — 2.4%

	Sovereign and Sovereign Agency Issuers — 2.4%

4,870,000	Bahrain Government International Bonds, 144A, 6.63%, due 10/06/37	4,885,341

37,296,000	Bahrain Government International Bonds, Reg S, 6.00%, due 09/19/44 (b)	33,892,740

17,350,000	Bahrain Government International Bonds, Reg S, 6.25%, due 01/25/51 (b)	15,869,871

	Total Bahrain	54,647,952

	Barbados — 0.7%

	Sovereign and Sovereign Agency Issuers — 0.7%

14,900,000	Barbados Government International Bonds, 144A, 8.00%, due 06/26/35	15,615,200

	Belarus — 0.8%

	Sovereign and Sovereign Agency Issuers — 0.8%

7,504,000	Development Bank of the Republic of Belarus JSC, Reg S, 6.75%, due 05/02/24 (c)	4,277,280

18,400,000	Republic of Belarus International Bonds, Reg S, 6.20%, due 02/28/30 (a)(c)	14,168,000

	Total Belarus	18,445,280

	Bolivia — 0.3%

	Sovereign and Sovereign Agency Issuers — 0.3%

7,600,000	Bolivia Government International Bonds, Reg S, 4.50%, due 03/20/28 (b)	6,979,650

	Brazil — 2.3%

	Corporate Debt — 1.2%

1,657,000	Braskem America Finance Co., Reg S, 7.13%, due 07/22/41	578,144

3,540,000	Braskem Netherlands Finance BV, Reg S, 4.50%, due 01/31/30	1,256,700

11,010,000	Braskem Netherlands Finance BV, Reg S, 8.50%, due 01/12/31 (b)	4,023,054

30,372,000	Braskem Netherlands Finance BV, Reg S, 8.00%, due 10/15/34	10,888,970

3,000,000	Yinson Bergenia Production BV, 144A, 8.50%, due 01/31/45	3,139,500

6,357,463	Yinson Boronia Production BV, Reg S, 8.95%, due 07/31/42	6,910,435

		26,796,803

GMO Emerging Country Debt Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)

(showing percentage of total net assets)

November 30, 2025 (Unaudited)

Par Value†		Description	Value ($)
		Brazil — continued
		Sovereign and Sovereign Agency Issuers — 1.1%

	4,140,000	Brazil Government International Bonds, 4.75%, due 01/14/50	3,061,530

	1,808,000	Brazil Government International Bonds, 7.25%, due 01/12/56	1,804,384

	13,375,000	Kinetics LNG Holdings Ltd., Reg S, 9.88%, due 11/13/29	13,439,767

BRL	41,418,104	Rio Smart Lighting SARL, Reg S, 12.25%, due 09/20/32 (d)	7,267,898

			25,573,579

		Total Brazil	52,370,382

		Bulgaria — 0.1%

		Corporate Debt — 0.1%

EUR	2,500,000	Eastern European Electric Co. BV, 144A, 6.50%, due 05/15/30	3,038,666

		Cameroon — 0.8%

		Sovereign and Sovereign Agency Issuers — 0.8%

EUR	20,550,000	Republic of Cameroon International Bonds, Reg S, 5.95%, due 07/07/32	19,461,252

		Chile — 1.6%

		Corporate Debt — 1.0%

	15,951,000	Enel Generacion Chile SA, 8.13%, due 02/01/97 (e)	15,483,636

	5,765,000	EnfraGen Energia Sur SA/EnfraGen Spain SA/Prime Energia SpA, Reg S, 5.38%, due 12/30/30	5,354,244

	2,800,000	EnfraGen Energia Sur SAU/EnfraGen Chile SpA/EnfraGen Spain SAU, 144A, 8.50%, due 06/30/32	2,893,828

			23,731,708

		Sovereign and Sovereign Agency Issuers — 0.6%

	2,400,000	Chile Government International Bonds, 3.10%, due 05/07/41	1,863,000

	4,985,275	Chile Electricity Lux MPC II SARL, Reg S, 5.58%, due 10/20/35	5,122,495

	8,650,000	Empresa Nacional del Petroleo, Reg S, 4.50%, due 09/14/47	7,231,054

			14,216,549

		Total Chile	37,948,257

		China — 0.0%

		Corporate Debt — 0.0%

	10,200,000	China Evergrande Group, Reg S, 11.50%, due 01/22/23 (c)	147,900

	13,000,000	China Evergrande Group, Reg S, 12.00%, due 01/22/24 (c)	143,000

	6,800,000	China Evergrande Group, Reg S, 10.50%, due 04/11/24 (c)	74,800

	5,500,000	Scenery Journey Ltd., Reg S, 11.50%, due 10/24/22 (c)	61,875

Par Value†		Description	Value ($)
		China — continued

		Corporate Debt — continued

	1,900,000	Scenery Journey Ltd., Reg S, 13.00%, due 11/06/22 (c)	21,375

	3,300,000	Scenery Journey Ltd., Reg S, 12.00%, due 10/24/23 (c)	37,125

	3,700,000	Scenery Journey Ltd., Reg S, 13.75%, due 11/06/23 (c)	41,625

		Total China	527,700

		Colombia — 4.7%

		Corporate Debt — 0.3%

COP	27,666,301,432	PA Autopista Rio Magdalena, Reg S, 6.05%, due 06/15/36	6,279,191

		Sovereign and Sovereign Agency Issuers — 4.4%

	992,000	Colombia Government International Bonds, 8.38%, due 02/15/27 (e)	1,019,692

	2,800,000	Colombia Government International Bonds, 11.85%, due 03/09/28 (e)	3,140,733

	60,600,000	Colombia Government International Bonds, 5.63%, due 02/26/44	49,328,400

	21,970,000	Colombia Government International Bonds, 5.00%, due 06/15/45	16,323,710

	8,000,000	Colombia Government International Bonds, 5.20%, due 05/15/49	5,940,000

	29,940,000	Ecopetrol SA, 5.88%, due 05/28/45	22,624,161

COP	18,236,000,000	Empresas Publicas de Medellin ESP, Reg S, 8.38%, due 11/08/27	4,434,057

			102,810,753

		Total Colombia	109,089,944

		Congo Republic (Brazzaville) — 1.0%

		Sovereign and Sovereign Agency Issuers — 1.0%

	25,202,512	Congolese International Bonds, Reg S, Step Up, 6.00%, due 06/30/29 (a) (b)	23,272,000

		Costa Rica — 1.1%

		Sovereign and Sovereign Agency Issuers — 1.1%

	5,260,000	Costa Rica Government International Bonds, Reg S, 7.00%, due 04/04/44	5,680,800

	18,931,000	Costa Rica Government International Bonds, Reg S, 7.16%, due 03/12/45	20,639,523

		Total Costa Rica	26,320,323

		Cote D’Ivoire — 0.6%

		Sovereign and Sovereign Agency Issuers — 0.6%

EUR	14,450,000	Ivory Coast Government International Bonds, Reg S, 6.63%, due 03/22/48	14,805,311

		Czech Republic — 0.2%

		Sovereign and Sovereign Agency Issuers — 0.2%

	4,058,000	CEZ AS, Reg S, 5.63%, due 04/03/42	3,816,184

GMO Emerging Country Debt Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)

(showing percentage of total net assets)

November 30, 2025 (Unaudited)

Par Value†		Description	Value ($)

		Dominican Republic — 2.0%

		Corporate Debt — 0.2%

	3,375,000	Polaris Renewable Energy, Inc., 9.50%, due 12/03/29	3,477,937

		Sovereign and Sovereign Agency Issuers —1.8%

DOP	273,000,000	Dominican Republic Central Bank Notes, 144A, 13.00%, due 01/30/26	4,374,105

DOP	60,500,000	Dominican Republic International Bonds, Reg S, 13.63%, due 02/03/33	1,159,752

	3,810,000	Dominican Republic International Bonds, 144A, 5.88%, due 10/28/35	3,802,380

DOP	230,000,000	Dominican Republic International Bonds, Reg S, 10.75%, due 06/01/36	3,968,078

	1,000,000	Dominican Republic International Bonds, Reg S, 5.30%, due 01/21/41	896,875

	32,254,000	Dominican Republic International Bonds, Reg S, 5.88%, due 01/30/60	28,738,314

			42,939,504

		Total Dominican Republic	46,417,441

		Ecuador — 3.0%

		Sovereign and Sovereign Agency Issuers — 3.0%

	3,546,892	Ecuador Government International Bonds, Reg S, Zero Coupon, due 07/31/30	3,004,217

	21,956,250	Ecuador Government International Bonds, Reg S, Step Up, 6.90%, due 07/31/30	21,352,453

	34,135,988	Ecuador Government International Bonds, Reg S, Step Up, 6.90%, due 07/31/35	29,152,134

	20,281,750	Ecuador Government International Bonds, Reg S, Step Up, 5.00%, due 07/31/40	15,312,721

	2,048,958	Ecuador Social Bonds SARL, Reg S, Zero Coupon, due 01/30/35	1,459,432

		Total Ecuador	70,280,957

		Egypt — 2.6%

		Sovereign and Sovereign Agency Issuers — 2.6%

	18,970,000	Egypt Government International Bonds, Reg S, 8.50%, due 01/31/47	17,713,238

	19,230,000	Egypt Government International Bonds, Reg S, 8.70%, due 03/01/49	18,208,502

	26,564,000	Egypt Government International Bonds, Reg S, 8.15%, due 11/20/59	23,409,525

		Total Egypt	59,331,265

		El Salvador — 0.6%

		Sovereign and Sovereign Agency Issuers — 0.6%

	16,340,000	El Salvador Government International Bonds, Reg S, 7.12%, due 01/20/50	14,681,490

Par Value†	Description	Value ($)

	Ethiopia — 0.1%

	Sovereign and Sovereign Agency Issuers — 0.1%

2,690,000	Ethiopia International Bonds, Reg S, 6.63%, due 12/11/24 (c)	2,891,750

	Gabon — 0.6%

	Sovereign and Sovereign Agency Issuers — 0.6%

1,900,000	Gabon Blue Bond Master Trust, Reg S, 6.10%, due 08/01/38	1,937,031

5,800,000	Gabon Government International Bonds, Reg S, 6.63%, due 02/06/31	4,364,500

9,600,000	Gabon Government International Bonds, Reg S, 7.00%, due 11/24/31	7,178,400

	Total Gabon	13,479,931

	Ghana — 1.9%

	Sovereign and Sovereign Agency Issuers — 1.9%

1,264,000	Ghana Government International Bonds, Reg S, Zero Coupon, due 07/03/26	1,232,400

10,418,000	Ghana Government International Bonds, Step Up, Reg S, 5.00%, due 07/03/29	10,183,595

4,069,108	Ghana Government International Bonds, Reg S, Zero Coupon, due 01/03/30	3,540,124

27,492,000	Ghana Government International Bonds, Step Up, Reg S, 5.00%, due 07/03/35	24,313,328

6,469,919	Saderea DAC, Reg S, 12.50%, due 11/30/26 (c)	4,984,232

	Total Ghana	44,253,679

	Grenada — 0.1%

	Sovereign and Sovereign Agency Issuers — 0.1%

3,274,814	Grenada Government International Bonds, Reg S, 7.00%, due 05/12/30	3,153,875

	Guatemala —1.6%

	Corporate Debt — 0.3%

8,210,000	Threelands Energy Ltd. SARL, 144A, 7.45%, due 10/20/35	8,223,176

	Sovereign and Sovereign Agency Issuers — 1.3%

3,315,000	Guatemala Government Bonds, Reg S, 8.13%, due 10/06/34	3,792,360

4,860,000	Guatemala Government Bonds, Reg S, 6.60%, due 06/13/36	5,196,555

830,000	Guatemala Government Bonds, 144A, 6.25%, due 08/15/36	863,407

20,810,000	Guatemala Government Bonds, Reg S, 6.13%, due 06/01/50	20,194,024

		30,046,346

	Total Guatemala	38,269,522

	Honduras — 0.1%

	Sovereign and Sovereign Agency Issuers — 0.1%

1,531,000	Honduras Government International Bonds, Reg S, 5.63%, due 06/24/30	1,496,553

GMO Emerging Country Debt Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)

(showing percentage of total net assets)

November 30, 2025 (Unaudited)

Par Value†	Description	Value ($)

	Hungary — 2.2%

	Sovereign and Sovereign Agency Issuers — 2.2%

34,230,000	Hungary Government International Bonds, Reg S, 5.50%, due 03/26/36	34,238,557

18,900,000	Hungary Government International Bonds, Reg S, 3.13%, due 09/21/51	11,708,550

4,250,000	Hungary Government International Bonds, 144A, 6.75%, due 09/23/55	4,479,500

	Total Hungary	50,426,607

	India — 1.0%

	Corporate Debt — 1.0%

16,057,116	Adani Green Energy UP Ltd./Prayatna Developers Pvt Ltd./Parampujya Solar Energy, Reg S, 6.70%, due 03/12/42 (b)	15,545,295

8,705,250	Adani Renewable Energy RJ Ltd./Kodangal Solar Parks Pvt Ltd./Wardha Solar Maharashtra, Reg S, 4.63%, due 10/15/39	7,416,873

	Total India	22,962,168

	Indonesia — 0.1%

	Corporate Debt — 0.1%

2,809,200	LLPL Capital Pte. Ltd., Reg S, 6.88%, due 02/04/39	2,926,835

	Iraq — 0.4%

	Corporate Debt — 0.4%

9,350,000	Pearl Petroleum Co. Ltd., Reg S, 13.00%, due 05/15/28	10,125,302

	Israel — 1.0%

	Sovereign and Sovereign Agency Issuers — 1.0%

13,983,000	Israel Electric Corp. Ltd., Reg S, 8.10%, due 12/15/96	18,609,835

8,050,000	State of Israel, Reg S, 3.80%, due 05/13/60	5,503,946

	Total Israel	24,113,781

	Jamaica — 0.9%

	Corporate Debt — 0.9%

21,100,000	NCB Financial Group Ltd., Reg S, 11.00%, due 07/31/30	21,300,239

	Sovereign and Sovereign Agency Issuers — 0.0%

505,000	Jamaica Government International Bonds, 7.88%, due 07/28/45	606,088

	Total Jamaica	21,906,327

	Jordan — 1.1%

	Sovereign and Sovereign Agency Issuers — 1.1%

3,000,000	Jordan Government International Bonds, 144A, 5.75%, due 11/12/32	2,951,250

21,455,000	Jordan Government International Bonds, Reg S, 7.38%, due 10/10/47	21,417,454

	Total Jordan	24,368,704

Par Value†		Description	Value ($)

		Kazakhstan — 0.8%

		Sovereign and Sovereign Agency Issuers — 0.8%

KZT	1,919,000,000	Development Bank of Kazakhstan JSC, 144A, 18.40%, due 10/16/28	3,753,335

	5,000,000	Kazakhstan Government International Bonds, 144A, 5.50%, due 07/01/37	5,120,100

	9,080,000	KazMunayGas National Co. JSC, Reg S, 6.38%, due 10/24/48	9,194,136

		Total Kazakhstan	18,067,571

		Kenya — 1.3%

		Sovereign and Sovereign Agency Issuers — 1.3%

	4,700,000	Republic of Kenya Government International Bonds, Reg S, 9.50%, due 03/05/36	4,756,400

	27,074,000	Republic of Kenya Government International Bonds, Reg S, 8.25%, due 02/28/48 (b)	24,813,321

		Total Kenya	29,569,721

		Kyrgyzstan — 0.2%

		Sovereign and Sovereign Agency Issuers — 0.2%

	3,860,000	Kyrgyz Republic International Bonds, 144A, 7.75%, due 06/03/30	3,890,156

		Lao Peoples Democratic Republic — 0.31%

		Sovereign and Sovereign Agency Issuers — 0.3%

	5,800,000	Laos Government International Bonds, 144A, 11.25%, due 11/12/30	5,848,212

		Latvia — 0.3%

		Sovereign and Sovereign Agency Issuers — 0.3%

	6,850,000	Latvia Government International Bonds, Reg S, 5.13%, due 07/30/34	7,073,515

		Lebanon — 1.2%

		Sovereign and Sovereign Agency Issuers — 1.2%

	5,047,000	Lebanon Government International Bonds, Reg S, 7.00%, due 03/20/28 (c)	1,110,340

	55,005,000	Lebanon Government International Bonds, Reg S, 7.15%, due 11/20/31 (c)	12,073,597

	13,300,000	Lebanon Government International Bonds, Reg S, 8.20%, due 05/17/33 (c)	2,919,350

	51,714,000	Lebanon Government International Bonds, Reg S, 8.25%, due 05/17/34 (c)	11,351,223

		Total Lebanon	27,454,510

		Mexico — 6.3%

		Sovereign and Sovereign Agency Issuers — 6.3%

	4,800,000	Comision Federal de Electricidad, Reg S, 5.00%, due 07/30/49	4,111,896

GBP	50,806,000	Mexico Government International Bonds, 5.63%, due 03/19/2114	51,187,117

	4,700,000	Petroleos Mexicanos, Reg S, 6.63% (f)	3,513,250

GMO Emerging Country Debt Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)

(showing percentage of total net assets)

November 30, 2025 (Unaudited)

Par Value†	Description	Value ($)

	Mexico — continued

	Sovereign and Sovereign Agency Issuers — continued

99,700,000	Petroleos Mexicanos, 7.69%, due 01/23/50	88,902,490

	Total Mexico	147,714,753

	Mongolia — 0.4%

	Sovereign and Sovereign Agency Issuers — 0.4%

8,290,000	Development Bank of Mongolia LLC, Reg S, 8.50%, due 07/03/28	8,432,422

	Montenegro — 0.1%

	Sovereign and Sovereign Agency Issuers — 0.1%

1,200,000	Montenegro Government International Bonds, Reg S, 7.25%, due 03/12/31	1,286,316

	Morocco — 0.2%

	Sovereign and Sovereign Agency Issuers — 0.2%

5,700,000	Morocco Government International Bonds, Reg S, 4.00%, due 12/15/50	4,152,094

	Mozambique — 0.3%

	Sovereign and Sovereign Agency Issuers — 0.3%

9,076,000	Mozambique International Bonds, Reg S, Step Up, 9.00%, due 09/15/31	7,701,531

	Nigeria — 1.1%

	Sovereign and Sovereign Agency Issuers — 1.1%

4,400,000	Nigeria Government International Bonds, 144A, 9.13%, due 01/13/46	4,666,200

22,150,000	Nigeria Government International Bonds, Reg S, 8.25%, due 09/28/51	21,419,050

	Total Nigeria	26,085,250

	Oman — 1.0%

	Sovereign and Sovereign Agency Issuers — 1.0%

21,790,000	Oman Government International Bonds, Reg S, 6.75%, due 01/17/48	24,200,628

	Pakistan — 0.5%

	Sovereign and Sovereign Agency Issuers — 0.5%

6,240,000	Pakistan Government International Bonds, Reg S, 7.88%, due 03/31/36	5,967,000

2,900,000	Pakistan Government International Bonds, Reg S, 8.88%, due 04/08/51	2,776,750

1,946,000	Pakistan Water & Power Development Authority, Reg S, 7.50%, due 06/04/31	1,838,362

	Total Pakistan	10,582,112

	Panama — 1.2%

	Sovereign and Sovereign Agency Issuers — 1.2%

8,937,000	Panama Government International Bonds, 8.13%, due 04/28/34	10,232,865

4,600,000	Panama Government International Bonds, 4.50%, due 04/16/50	3,497,150

Par Value†		Description	Value ($)

		Panama — continued

		Sovereign and Sovereign Agency Issuers — continued

	19,420,000	Panama Government International Bonds, 4.50%, due 04/01/56	14,487,320

		Total Panama	28,217,335

		Peru — 2.4%

		Corporate Debt — 0.4%

	9,421,256	Peru LNG SRL, Reg S, 5.38%, due 03/22/30	9,088,592

		Sovereign and Sovereign Agency Issuers — 2.0%

	4,800,000	Peru Government International Bonds, 3.60%, due 01/15/72	3,099,600

	63,145,000	Petroleos del Peru SA, Reg S, 5.63%, due 06/19/47	44,546,903

			47,646,503

		Total Peru	56,735,095

		Philippines — 0.5%

		Sovereign and Sovereign Agency Issuers — 0.5%

	3,500,000	Bangko Sentral ng Pilipinas International Bonds, 8.60%, due 06/15/97 (e)	5,035,610

	9,400,000	Philippines Government International Bonds, 3.20%, due 07/06/46	6,815,000

		Total Philippines	11,850,610

		Poland — 3.3%

		Sovereign and Sovereign Agency Issuers — 3.3%

	33,900,000	Republic of Poland Government International Bonds, 5.13%, due 09/18/34	34,857,675

	30,000,000	Republic of Poland Government International Bonds, 5.38%, due 02/12/35	31,236,300

	11,700,000	Republic of Poland Government International Bonds, 5.50%, due 03/18/54	11,398,725

		Total Poland	77,492,700

		Romania — 3.7%

		Sovereign and Sovereign Agency Issuers — 3.7%

	7,548,000	Romania Government International Bonds, Reg S, 6.38%, due 01/30/34	7,785,762

	34,450,000	Romania Government International Bonds, Reg S, 5.75%, due 03/24/35	33,695,200

	9,710,000	Romania Government International Bonds, Reg S, 6.63%, due 05/16/36	10,025,575

EUR	4,500,000	Romania Government International Bonds, Reg S, 2.88%, due 04/13/42	3,480,493

EUR	18,200,000	Romania Government International Bonds, 144A, 6.50%, due 10/07/45	21,000,106

EUR	2,000,000	Romania Government International Bonds, Reg S, 3.38%, due 01/28/50	1,486,176

GMO Emerging Country Debt Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)

(showing percentage of total net assets)

November 30, 2025 (Unaudited)

Par Value†		Description	Value ($)

		Romania — continued

		Sovereign and Sovereign Agency Issuers — continued

	12,460,000	Romania Government International Bonds, Reg S, 4.00%, due 02/14/51	8,530,490

		Total Romania	86,003,802

		Russia — 0.0%

		Sovereign and Sovereign Agency Issuers — 0.0%

	6,870,000	GTLK Europe Capital DAC, Reg S, 4.65%, due 03/10/27 (c)(e)(g)	3,435

	5,200,000	GTLK Europe Capital DAC, Reg S, 4.80%, due 02/26/28 (c)(e)(g)	2,600

	6,800,000	GTLK Europe Capital DAC, Reg S, 4.35%, due 02/27/29 (c)(e)(g)	3,400

	20,000,000	Russia Foreign Bonds - Eurobond, 144A, 5.10%, due 03/28/35 (c) (e) (g)	10,000

	6,400,000	Russia Foreign Bonds - Eurobond, Reg S, 5.10%, due 03/28/35 (c) (e) (g)	3,200

		Total Russia	22,635

		Rwanda — 0.2%

		Sovereign and Sovereign Agency Issuers — 0.2%

	4,350,000	Rwanda International Government Bonds, Reg S, 5.50%, due 08/09/31	3,978,901

		Saudi Arabia — 2.0%

		Corporate Debt — 0.2%

	3,401,255	Acwa Power Management & Investments One Ltd., Reg S, 5.95%, due 12/15/39	3,485,232

		Sovereign and Sovereign Agency Issuers — 1.8%

	8,900,000	Saudi Government International Bonds, Reg S, 4.63%, due 10/04/47	7,842,502

	8,400,000	Saudi Government International Bonds, Reg S, 5.00%, due 01/18/53	7,678,860

	11,440,000	Saudi Government International Bonds, Reg S, 3.75%, due 01/21/55	8,345,480

	28,600,000	Saudi Government International Bonds, Reg S, 3.45%, due 02/02/61	18,929,768

			42,796,610

		Total Saudi Arabia	46,281,842

		Senegal — 0.5%

		Sovereign and Sovereign Agency Issuers — 0.5%

EUR	3,500,000	Senegal Government International Bonds, Reg S, 4.75%, due 03/13/28	2,985,000

	15,050,000	Senegal Government International Bonds, Reg S, 6.75%, due 03/13/48	8,442,147

		Total Senegal	11,427,147

		Serbia — 0.8%

		Sovereign and Sovereign Agency Issuers — 0.8%

	18,500,000	Serbia International Bonds, Reg S, 6.00%, due 06/12/34	19,221,515

Par Value†		Description	Value ($)

		South Africa — 1.9%

		Sovereign and Sovereign Agency Issuers — 1.9%

ZAR	150,350,000	Eskom Holdings, Zero Coupon, due 12/31/32	3,301,835

	46,120,000	Republic of South Africa Government International Bonds, 5.75%, due 09/30/49	38,948,340

ZAR	20,200,000	Transnet, Reg S, 13.50%, due 04/18/28	1,266,097

		Total South Africa	43,516,272

		Sri Lanka —1.5%

		Sovereign and Sovereign Agency Issuers — 1.5%

	4,621,404	Sri Lanka Government International Bonds, Reg S, 4.00%, due 04/15/28 (b)	4,422,684

	1,822,885	Sri Lanka Government International Bonds, Step Up, Reg S, 3.10%, due 01/15/30	1,715,791

	11,631,276	Sri Lanka Government International Bonds, Step Up, Reg S, 3.35%, due 03/15/33	10,084,316

	8,235,292	Sri Lanka Government International Bonds, Step Up, Reg S, 3.60%, due 06/15/35	6,249,557

	2,715,484	Sri Lanka Government International Bonds, Step Up, 144A, 3.60%, due 05/15/36 (b)	2,468,375

	11,435,771	Sri Lanka Government International Bonds, Step Up, Reg S, 3.60%, due 02/15/38	10,475,166

		Total Sri Lanka	35,415,889

		SupraNational — 0.3%

		Sovereign and Sovereign Agency Issuers — 0.3%

NGN	1,891,000,000	Asian Development Bank, 20.00%, due 03/27/26	1,317,634

NGN	3,450,000,000	European Bank for Reconstruction & Development, 21.00%, due 07/21/26	2,388,518

NGN	4,325,000,000	European Bank for Reconstruction & Development, 22.50%, due 07/31/26	3,045,723

		Total SupraNational	6,751,875

		Suriname — 0.4%

		Sovereign and Sovereign Agency Issuers — 0.4%

	8,195,000	Suriname Government International Bonds, Reg S, Variable Rate, 9.00%, due 12/31/50	9,784,830

		Tajikistan — 0.1%

		Sovereign and Sovereign Agency Issuers — 0.1%

	1,916,000	Republic of Tajikistan International Bonds, Reg S, 7.13%, due 09/14/27	1,904,025

		Trinidad And Tobago — 1.1%

		Sovereign and Sovereign Agency Issuers — 1.1%

	20,329,000	Port of Spain Waterfront Development, Reg S, 7.88%, due 02/19/40	20,298,710

GMO Emerging Country Debt Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)

(showing percentage of total net assets)

November 30, 2025 (Unaudited)

Par Value†		Description	Value ($)
		Trinidad And Tobago — continued

		Sovereign and Sovereign Agency Issuers — continued

	5,822,000	Telecommunications Services of Trinidad & Tobago Ltd., Reg S, 8.88%, due 10/18/29	5,919,518

		Total Trinidad And Tobago	26,218,228

		Tunisia —1.5%

		Sovereign and Sovereign Agency Issuers —1.5%

JPY	5,411,700,000	Tunisian Republic, 4.30%, due 08/02/30 (a)	30,877,230

JPY	190,000,000	Tunisian Republic, 4.20%, due 03/17/31 (a)	1,070,388

JPY	730,000,000	Tunisian Republic, 3.50%, due 02/03/33	3,861,352

		Total Tunisia	35,808,970

		Turkey — 4.6%

		Corporate Debt —1.6%

	42,350,000	Zorlu Enerji Elektrik Uretim AS, Reg S, 11.00%, due 04/23/30	36,105,916

		Sovereign and Sovereign Agency Issuers — 3.0%

	6,200,000	Turkiye Government International Bonds, 6.80%, due 11/04/36	6,231,214

	28,600,000	Turkiye Government International Bonds, 4.88%, due 04/16/43	22,014,850

	50,713,000	Turkiye Government International Bonds, 5.75%, due 05/11/47	41,700,286

		Total Turkey	69,946,350

			106,052,266

		Ukraine — 1.7%

		Sovereign and Sovereign Agency Issuers — 1.7%

	5,000,000	NPC Ukrenergo, Reg S, 6.88%, due 11/09/28 (c)	4,150,000

	2,211,014	Ukraine Government International Bonds, Step Up, Reg S, Zero Coupon, due 02/01/30	1,226,007

	18,426,157	Ukraine Government International Bonds, Step Up, Reg S, 3.00%, due 02/01/34	8,420,754

	4,022,412	Ukraine Government International Bonds, Step Up, Reg S, 4.50%, due 02/01/34	2,353,111

	7,982,158	Ukraine Government International Bonds, Step Up, Reg S, 3.00%, due 02/01/35	4,493,955

	13,555,124	Ukraine Government International Bonds, Step Up, Reg S, 4.50%, due 02/01/35	7,807,752

	5,818,464	Ukraine Government International Bonds, Step Up, Reg S, 3.00%, due 02/01/36	3,264,158

	14,953,917	Ukraine Government International Bonds, Step Up, Reg S, 4.50%, due 02/01/36	8,486,348

Par Value†	Description	Value ($)
	Ukraine — continued

	Sovereign and Sovereign Agency Issuers — continued

211,141	Ukraine Railways Via Rail Capital Markets PLC, Reg S, 7.88%, due 07/15/28 (c)	142,520

	Total Ukraine	40,344,605

	United Arab Emirates — 1.0%

	Sovereign and Sovereign Agency Issuers — 1.0%

10,700,000	Abu Dhabi Government International Bonds, Reg S, 3.13%, due 09/30/49	7,808,325

8,300,000	Finance Department Government of Sharjah, Reg S, 4.00%, due 07/28/50	5,804,854

12,500,000	Finance Department Government of Sharjah, Reg S, 4.38%, due 03/10/51	9,188,625

	Total United Arab Emirates	22,801,804

	United States — 2.8%

	Asset-Backed Securities — 0.2%

334,982	CWHEQ Revolving Home Equity Loan Trust, Series 05-F, Class 2A, AMBAC, Variable Rate, 1 mo. USD Term SOFR + 0.35%, 4.31%, due 12/15/35	326,328

9,788	CWHEQ Revolving Home Equity Loan Trust, Series 05-H, Class 2A, FGIC, Variable Rate, 1 mo. USD Term SOFR + 0.35%, 4.31%, due 12/15/35	9,790

308,237	CWHEQ Revolving Home Equity Loan Trust, Series 06-D, Class 2A, XLCA, Variable Rate, 1 mo. USD Term SOFR + 0.31%, 4.27%, due 05/15/36	299,135

5,572,250	Morgan Stanley IXIS Real Estate Capital Trust, Series 06-2, Class A3, Variable Rate, 1 mo. USD Term SOFR + 0.26%, 4.22%, due 11/25/36	1,790,331

5,622,450	Morgan Stanley IXIS Real Estate Capital Trust, Series 06-2, Class A4, Variable Rate, 1 mo. USD Term SOFR + 0.33%, 4.29%, due 11/25/36	1,806,485

2,852,654	WaMu Asset-Backed Certificates WaMu Trust, Series 07-HE2, Class 2A4, Variable Rate, 1 mo. USD Term SOFR + 0.83%, 4.79%, due 04/25/37	1,037,639

		5,269,708

	U.S. Government — 2.6%

15,000,000	U.S. Treasury Bonds, 4.25%, due 08/15/54 (h)	13,969,336

38,000,000	U.S. Treasury Floating Rate Notes, Variable Rate, 3 mo. Treasury money market yield + 0.16%, 3.94%, due 07/31/27	37,988,395

8,300,000	U.S. Treasury Notes, 3.88%, due 11/30/27	8,358,359

		60,316,090

	Total United States	65,585,798

GMO Emerging Country Debt Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)

(showing percentage of total net assets)

November 30, 2025 (Unaudited)

Par Value†		Description	Value ($)

		Uruguay — 0.4%

		Sovereign and Sovereign Agency Issuers — 0.4%

	1,900,000	Oriental Republic of Uruguay, 5.25%, due 09/10/60	1,808,800

UYU	85,300,000	Uruguay Government International Bonds, 9.75%, due 07/20/33	2,387,812

UYU	146,000,000	Uruguay Government International Bonds, 8.00%, due 10/29/35	3,734,606

	1,718,000	Uruguay Government International Bonds, 5.10%, due 06/18/50	1,644,126

		Total Uruguay	9,575,344

		Uzbekistan —1.3%

		Sovereign and Sovereign Agency Issuers — 1.3%

	3,300,000	Jscb Agrobank, Reg S, 9.25%, due 10/02/29	3,562,977

	5,200,000	Republic of Uzbekistan International Bonds, Reg S, 3.70%, due 11/25/30	4,790,110

	600,000	Republic of Uzbekistan International Bonds, Reg S, 6.95%, due 05/25/32	644,400

	5,100,000	Uzbek Industrial & Construction Bank ATB, Reg S, 8.95%, due 07/24/29	5,432,010

	5,900,000	Uzbekneftegaz JSC, Reg S, 4.75%, due 11/16/28	5,586,563

	10,590,000	Uzbekneftegaz JSC, Reg S, 8.75%, due 05/07/30	11,212,162

		Total Uzbekistan	31,228,222

		Venezuela — 5.4%

		Sovereign and Sovereign Agency Issuers — 5.4%

	101,165,000	C.A. La Electricidad de Caracas, Reg S, 8.50%, due 04/10/18 (a)(c)	16,114,573

	9,800,000	Petroleos de Venezuela SA, Reg S, 9.00%, due 11/17/21 (c)	2,450,000

	10,497,000	Petroleos de Venezuela SA, Reg S, 6.00%, due 11/15/26 (c)	2,550,771

	64,470,000	Petroleos de Venezuela SA, Reg S, 9.75%, due 05/17/35 (c)	17,342,430

	94,620,000	Petroleos de Venezuela SA, Reg S, 6.00%, due 05/16/49 (c)	22,992,660

	29,650,000	Venezuela Government International Bonds, Reg S, 12.75%, due 08/23/22 (c)	9,117,375

	136,793,000	Venezuela Government International Bonds, Reg S, 9.00%, due 05/07/23 (c)	37,276,092

	59,200,000	Venezuela Government International Bonds, Reg S, 11.95%, due 08/05/31 (c)	18,292,800

		Total Venezuela	126,136,701

		Vietnam — 0.3%

		Sovereign and Sovereign Agency Issuers — 0.3%

	7,318,000	Vietnam Government International Bonds, Variable Rate, 6 mo. USD LIBOR + 0.81%, 5.49%, due 03/13/28 (a)	7,391,180

Par Value†		Description	Value ($)

		Zambia — 0.4%

		Sovereign and Sovereign Agency Issuers — 0.4%

	4,540,219	Zambia Government International Bonds, Reg S, Step Up, 5.75%, due 06/30/33	4,360,313

	6,477,950	Zambia Government International Bonds, Reg S, 0.50%, due 12/31/53	4,451,582

		Total Zambia	8,811,895

		TOTAL DEBT OBLIGATIONS (COST $2,380,927,710)	2,214,909,040

		LOAN ASSIGNMENTS — 1.0%

		Serbia — 0.6%

	12,400,000	Telekom Srbija AD Beograd, Variable Rate, 8.42%, due 06/13/29 (a)	14,244,456

		Turkey —0.4%

	8,132,142	Meridiam Eastern Europe Investment S.à.r.l Loan Agreement, 8.85%, due 06/23/28 (e)	9,247,408

		TOTAL LOAN ASSIGNMENTS (COST $23,113,895)	23,491,864

		LOAN PARTICIPATIONS — 0.1%

		Angola — 0.1%

	2,635,715	Angola Government International Bonds Loan Agreement (Participation via Avenir Issuer II Ireland DAC), Reg S, 6.93%, due 02/19/27 (a)	2,599,473

		Iraq — 0.0%

EUR	280,326	Republic of Iraq Paris Club Loan Agreement (Participation with Credit Suisse), 4.50%, due 12/30/27 (e)	307,132

		Russia — 0.0%

EUR	76,893,500	Russian Foreign Trade Obligations, (Participation with GML International Ltd.) (a) (c) (g)	3

		Sudan — 0.0%

CHF	11,833,578	Republic of Sudan, Loan Agreement, Tranche A (Participation via Abu Dhabi Investment Company) (a) (c)	368,372

CHF	5,155,077	Republic of Sudan, Loan Agreement, Tranche B (Participation via Abu Dhabi Investment Company) (a) (c)	144,427

		Total Sudan	512,799

		TOTAL LOAN PARTICIPATIONS (COST $23,363,931)	3,419,407

GMO Emerging Country Debt Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)

(showing percentage of total net assets)

November 30, 2025 (Unaudited)

Par Value† / Shares		Description	Value ($)

		INVESTMENT FUNDS — 0.7%

		Colombia — 0.7%

	9,300,000	Bona Fide Investment Holdings II LLC (e) (i) (j)	15,318,960

		TOTAL INVESTMENT FUNDS (COST $9,300,000)	15,318,960

		RIGHTS/WARRANTS —1.4%

		Argentina —1.0%

EUR	239,989,676	Argentina Republic GDP Linked Warrants, Variable Rate, Expires 12/15/35 (k)	22,015,996

JPY	1,723,445,000	Argentina Republic GDP Linked Warrants, Variable Rate, Expires 12/15/35 (e) (k)	154,465

		Total Argentina	22,170,461

		Ukraine — 0.4%

	10,646,000	Ukraine GDP Linked Warrants, Variable Rate, Reg S, Expires 05/31/41(c)(k)	9,900,780

		TOTAL RIGHTS/WARRANTS (COST $40,863,566)	32,071,241

		SHORT-TERM INVESTMENTS —1.1%

		Money Market Funds — 0.1%

	2,624,114	State Street Institutional Treasury Money Market Fund – Premier Class, 3.88% (l)	2,624,114

Par Value†	Description	Value ($)

	Repurchase Agreements —1.0%

18,999,596	Nomura Securities International, Inc. Repurchase Agreement, dated 11/28/25, maturing on 12/01/25 with a maturity value of $19,005,993 and an effective yield of 4.04%, collateralized by a U.S. Treasury Note with maturity date 03/31/27 and a market value of $19,397,975.	18,999,596

3,214,363	Nomura Securities International, Inc. Repurchase Agreement, dated 10/10/25, to be returned on demand at face value plus an effective yield of 3.55%, collateralized by a Suzano Austria GmbH, 3.75%, due 01/15/31 and a market value of $3,254,656. (m)	3,214,363

	Total Repurchase Agreements	22,213,959

	TOTAL SHORT-TERM INVESTMENTS (COST $24,838,073)	24,838,073

	TOTAL INVESTMENTS — 99.4% (Cost $2,502,407,175)	2,314,048,585

	SECURITIES SOLD SHORT — (0.1)%

	Corporate Debt — (0.1)%

	Brazil — (0.1)%

(3,400,000)	Suzano Austria GmbH, 3.75%, due 01/15/31	(3,211,266)

	TOTAL CORPORATE DEBT (PROCEEDS $3,162,000)	(3,211,266)

	TOTAL SECURITIES SOLD SHORT — (0.1)% (PROCEEDS $3,162,000)	(3,211,266)

	Other Assets and Liabilities (net) — 0.7%	18,089,484

	TOTAL NET ASSETS — 100.0%	$2,328,926,803

Additional information on each restricted security is as follows:

Issuer Description	Acquisition Date	Acquisition Cost	Value as a Percentage of Fund’s Net Assets	Value as of November 30, 2025

Bona Fide Investment Holdings II LLC	06/07/23	$9,300,000	0.7%	$15,318,960

GTLK Europe Capital DAC, Reg S, 4.65%, due 03/10/27	04/30/20	6,718,628	0.0%	3,435

GTLK Europe Capital DAC, Reg S, 4.80%, due 02/26/28	03/12/21	5,262,098	0.0%	2,600

GTLK Europe Capital DAC, Reg S, 4.35%, due 02/27/29	01/26/22	5,890,814	0.0%	3,400

Russia Foreign Bonds - Eurobond, 144A, 5.10%, due 03/28/35	03/21/19	20,000,000	0.0%	10,000

Russia Foreign Bonds - Eurobond, Reg S, 5.10%, due 03/28/35	10/11/19	6,765,011	0.0%	3,200

Russian Foreign Trade Obligations, (Participation with GML International Ltd.)	07/12/07	17,524,215	0.0%	3

				$15,341,598

GMO Emerging Country Debt Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)

November 30, 2025 (Unaudited)

A summary of outstanding financial instruments at November 30, 2025 is as follows:

Forward Currency Contracts

Settlement Date	Counter- party	Currency Sold		Currency Purchased		Net Unrealized Appreciation (Depreciation) ($)
01/14/2026	BCLY	EUR	127,070,000	USD	148,344,060	555,887
01/14/2026	JPM	EUR	9,100,000	USD	10,615,124	31,411
01/14/2026	MSCI	EUR	2,800,000	USD	3,274,885	18,358
01/15/2026	BCLY	GBP	37,800,000	USD	50,178,290	142,428
01/14/2026	MSCI	JPY	3,983,320,000	USD	26,309,637	698,204
12/02/2025	MSCI	USD	4,646,599	BRL	25,100,000	55,669
12/03/2025	SSB	USD	1,147,717	EUR	990,000	1,092
01/15/2026	MSCI	USD	3,170,394	GBP	2,400,000	6,486
02/02/2026	JPM	USD	4,883,795	PEN	17,000,000	163,337
02/02/2026	BCLY	USD	12,304,845	TRY	565,100,000	356,205

Settlement Date	Counter- party	Currency Sold		Currency Purchased		Net Unrealized Appreciation (Depreciation) ($)
01/29/2026	MSCI	USD	1,707,767	ZAR	30,000,000	37,837
03/03/2026	CITI	BRL	7,000,000	USD	1,270,740	(14,015)
12/02/2025	MSCI	BRL	25,100,000	USD	4,622,212	(80,055)
03/03/2026	MSCI	BRL	25,100,000	USD	4,550,976	(55,791)
02/13/2026	JPM	COP	98,825,000,000	USD	25,871,773	(193,169)
01/14/2026	SSB	EUR	6,300,000	USD	7,302,202	(24,984)
01/15/2026	SSB	GBP	5,000,000	USD	6,557,848	(60,652)
01/20/2026	JPM	USD	11,686,768	KRW	16,482,200,000	(428,125)

						$1,210,123

Reverse Repurchase Agreements(n)

Face Value		Description	Value ($)

USD	(916,906)	Morgan Stanley & Co. International PLC, 3.85%, dated 11/13/24, (Collateral: Bolivia Government International Bonds, Reg S, 4.50%, due 03/20/28), to be repurchased on demand at face value plus accrued interest.	(916,906)

USD	(1,189,412)	Morgan Stanley & Co. International PLC, 3.60%, dated 02/12/25, (Collateral: Bolivia Government International Bonds, Reg S, 4.50%, due 03/20/28), to be repurchased on demand at face value plus accrued interest.	(1,189,412)

USD	(1,804,975)	Morgan Stanley & Co. International PLC, 3.60%, dated 02/19/25, (Collateral: Bolivia Government International Bonds, Reg S, 4.50%, due 03/20/28), to be repurchased on demand at face value plus accrued interest.	(1,804,975)

USD	(5,923,035)	Morgan Stanley & Co. International PLC, 3.90%, dated 03/12/25, (Collateral: Bahrain Government International Bonds, Reg S, 6.25%, due 01/25/51), to be repurchased on demand at face value plus accrued interest.	(5,923,035)

USD	(305,271)	Morgan Stanley & Co. International PLC, 3.50%, dated 03/25/25, (Collateral: Bolivia Government International Bonds, Reg S, 4.50%, due 03/20/28), to be repurchased on demand at face value plus accrued interest.	(305,271)

USD	(5,752,812)	Morgan Stanley & Co. International PLC, 3.90%, dated 05/02/25, (Collateral: Bahrain Government International Bonds, Reg S, 6.25%, due 01/25/51), to be repurchased on demand at face value plus accrued interest.	(5,752,812)

USD	(364,522)	Morgan Stanley & Co. International PLC, 3.75%, dated 06/25/25, (Collateral: Sri Lanka Government International Bonds, Step Up, 144A, 3.60%, due 05/15/36), to be repurchased on demand at face value plus accrued interest.	(364,522)

USD	(351,993)	Morgan Stanley & Co. International PLC, 3.25%, dated 08/11/25, (Collateral: Bolivia Government International Bonds, Reg S, 4.50%, due 03/20/28), to be repurchased on demand at face value plus accrued interest.	(351,993)

USD	(3,052,597)	Morgan Stanley & Co. International PLC, 3.60%, dated 10/06/25, (Collateral: Bahrain Government International Bonds, Reg S, 6.00%, due 09/19/44), to be repurchased on demand at face value plus accrued interest.	(3,052,597)

USD	(254,168)	Morgan Stanley & Co. International PLC, 3.60%, dated 10/17/25, (Collateral: Bahrain Government International Bonds, Reg S, 6.25%, due 01/25/51), to be repurchased on demand at face value plus accrued interest.	(254,168)

USD	(2,941,394)	Morgan Stanley & Co. International PLC, 3.35%, dated 11/06/25, (Collateral: Adani Green Energy UP Ltd./Prayatna Developers Pvt Ltd./Parampujya Solar Energy, Reg S, 6.70%, due 03/12/42), to be repurchased on demand at face value plus accrued interest.	(2,941,394)

USD	(4,829,939)	Morgan Stanley & Co. International PLC, 3.40%, dated 11/10/25, (Collateral: Republic of Kenya Government International Bonds, Reg S, 8.25%, due 02/28/48), to be repurchased on demand at face value plus accrued interest.	(4,829,939)

USD	(1,264,241)	Morgan Stanley & Co. International PLC, 3.40%, dated 11/14/25, (Collateral: Bahrain Government International Bonds, Reg S, 6.25%, due 01/25/51), to be repurchased on demand at face value plus accrued interest.	(1,264,241)

USD	(129,809)	Morgan Stanley & Co. International PLC, 3.00%, dated 11/17/25, (Collateral: Congolese International Bonds, Reg S, Step Up, 6.00%, due 06/30/29), to be repurchased on demand at face value plus accrued interest.	(129,809)

USD	(4,192,148)	Morgan Stanley & Co. International PLC, 3.40%, dated 11/20/25, (Collateral: Republic of Kenya Government International Bonds, Reg S, 8.25%, due 02/28/48), to be repurchased on demand at face value plus accrued interest.	(4,192,148)

EUR	(1,148,457)	Nomura International PLC, 1.50%, dated 11/18/25, (Collateral: Argentina Republic Government International Bonds, Step Up, 3.00%, due 07/09/41), to be repurchased on demand at face value plus accrued interest.	(1,148,457)

USD	(439,142)	Nomura International PLC, 3.45%, dated 11/18/25, (Collateral: Braskem Netherlands Finance BV, Reg S, 8.50%, due 01/12/31), to be repurchased on demand at face value plus accrued interest.	(439,142)

GMO Emerging Country Debt Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)

November 30, 2025 (Unaudited)

Reverse Repurchase Agreements(n) — continued

Face Value		Description	Value ($)

USD	(14,59,000)	Nomura International, PLC, 3.45%, dated 11/18/25, (Collateral: Sri Lanka Government International Bonds, Reg S, 4.00%, due 04/15/28), to be repurchased on demand at face value plus accrued interest.	(1,459,000)

			$(36,319,821)

		Average balance outstanding	$(58,128,217)

		Average interest rate (net)	(3.77)%

		Maximum balance outstanding	$(79,192,918)

Average balance outstanding was calculated based on daily face value balances outstanding during the period that the Fund had entered into reverse repurchase agreements. Average interest rate was calculated based on interest received and/or paid during the period that the Fund had entered into the reverse repurchase agreements.

Swap Contracts

Centrally Cleared Credit Default Swaps

Reference Entity	Notional Amount		Annual Premium	Implied Credit Spread (1)	Maximum Potential Amount of Future Payments by the Fund Under the Contract (2)	Expiration Date	Periodic Payment Frequency	Premiums Paid/ (Received) ($)	Value ($)	Net Unrealized Appreciation/ (Depreciation) ($)
Buy Protection^:
CDX.EM.S43	USD	138,200,000	1.00%	1.24%	N/A	06/20/2030	Quarterly	$3,552,920	$1,338,191	$(2,214,729)

OTC Credit Default Swaps

Reference Entity	Counter- party	Notional Amount		Annual Premium	Implied Credit Spread (1)	Maximum Potential Amount of Future Payments by the Fund Under the Contract (2)	Expiration Date	Periodic Payment Frequency	Premiums Paid/ (Received) ($)	Value ($)	Net Unrealized Appreciation/ (Depreciation) ($)
Buy Protection^:
Republic of Brazil	MORD	USD	12,700,000	1.00%	0.54%	N/A	12/20/2026	Quarterly	(63,507)	(60,850)	2,657
Republic of Colombia	MSCI	USD	45,300,000	1.00%	0.86%	N/A	12/20/2026	Quarterly	(125,808)	(65,045)	60,763
Republic of South Africa Government International Bonds	JPM	USD	34,300,000	1.00%	0.33%	N/A	12/20/2026	Quarterly	(234,413)	(240,269)	(5,856)
Republic of Egypt	CITI	USD	2,300,000	1.00%	2.04%	N/A	12/20/2027	Quarterly	655,500	46,706	(608,794)
Republic of Egypt	JPM	USD	2,500,000	1.00%	2.04%	N/A	12/20/2027	Quarterly	690,000	50,767	(639,233)
Republic of Egypt	JPM	USD	2,500,000	1.00%	2.04%	N/A	12/20/2027	Quarterly	725,000	50,767	(674,233)
Kingdom of Bahrain	MORD	USD	5,400,000	1.00%	1.24%	N/A	06/20/2028	Quarterly	401,901	32,252	(369,649)
Panama Government International Bonds	CITI	USD	118,200,000	1.00%	0.83%	N/A	06/20/2028	Quarterly	672,244	(484,798)	(1,157,042)
Republic of Turkey	MORD	USD	1,600,000	1.00%	1.49%	N/A	06/20/2028	Quarterly	350,661	18,989	(331,672)
Israel Government International Bonds	BOA	USD	9,500,000	1.00%	0.61%	N/A	12/20/2029	Quarterly	211,213	(141,547)	(352,760)
Israel Government International Bonds	JPM	USD	3,800,000	1.00%	0.61%	N/A	12/20/2029	Quarterly	76,240	(56,618)	(132,858)
United States of Mexico	MORD	USD	29,400,000	1.00%	0.78%	N/A	12/20/2029	Quarterly	273,879	(246,266)	(520,145)
Republic of South Africa Government International Bonds	MSCI	USD	21,500,000	1.00%	1.44%	N/A	12/20/2030	Quarterly	912,525	429,301	(483,224)
United States of Mexico	GS	USD	14,700,000	1.00%	1.14%	N/A	09/20/2031	Quarterly	1,940,881	108,236	(1,832,645)

GMO Emerging Country Debt Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)

November 30, 2025 (Unaudited)

Swap Contracts — continued

OTC Credit Default Swaps — continued

Reference Entity	Counter- party	Notional Amount		Annual Premium	Implied Credit Spread (1)	Maximum Potential Amount of Future Payments by the Fund Under the Contract (2)	Expiration Date	Periodic Payment Frequency	Premiums Paid/ (Received) ($)	Value ($)	Net Unrealized Appreciation/ (Depreciation) ($)
Sell Protection^:
Panama Government International Bonds	CITI	USD	118,200,000	1.00%	0.83%	118,200,000 USD	06/20/2028	Quarterly	(2,251,395)	(954,367)	1,297,028

									$4,234,921	$(1,512,742)	$(5,747,663)

^

Buy Protection - Fund pays a premium and buys credit protection. If a credit event occurs the Fund will, depending on the terms of the particular swap contract, either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

Sell Protection - Fund receives a premium and sells credit protection. If a credit event occurs the Fund will, depending on the terms of the particular swap contract, either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(1)

As of November 30, 2025, implied credit spreads in absolute terms, calculated using a model, and utilized in determining the market value of credit default swap contracts on the reference security, serve as an indicator of the current status of the payment/performance risk and reflect the likelihood or risk of default for the reference entity. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection. Wider (i.e. higher) credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the contract.

(2)	The maximum potential amount the Fund could be required to pay as a seller of credit protection if a credit event occurs as defined under the terms of that particular swap contract.

Centrally Cleared Interest Rate Swaps

Fund Pays	Fund Receives	Notional Amount		Expiration Date	Periodic Payment Frequency	Premiums Paid/ (Received) ($)	Value ($)	Net Unrealized Appreciation/ (Depreciation) ($)
USD-SOFR-OIS COMPOUND	4.01%	USD	162,500,000	12/21/2027	Annually	155,081	2,300,770	2,145,689
BRL-CDI	15.00%	BRL	360,784,572	01/02/2029	At Maturity	125,820	5,510,772	5,384,952
2.70%	EURIBOR	EUR	6,700,000	03/20/2034	Semi-Annually	(20,134)	(32,818)	(12,684)
1.10%	JPY-TONA-OIS-COMPOUND	JPY	7,694,000,000	09/18/2034	Annually	(96,110)	1,814,683	1,910,793
USD-SOFR-OIS COMPOUND	4.00%	USD	39,000,000	09/17/2035	Annually	1,325,871	1,302,998	(22,873)
1.40%	THB-THOR	THB	835,000,000	12/17/2035	Quarterly	173,060	661,797	488,737
4.60%	GBP-SONIA-COMPOUND	GBP	25,800,000	09/17/2055	Annually	(103,591)	(1,009,340)	(905,749)
2.80%	EURIBOR	EUR	32,300,000	12/17/2055	Semi-Annually	583,056	2,099,346	1,516,290

						$2,143,053	$12,648,208	$10,505,155

GMO Emerging Country Debt Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)

November 30, 2025 (Unaudited)

Swap Contracts — continued

OTC Total Return Swaps

Fund Pays	Fund Receives	Counterparty	Notional Amount		Expiration Date	Periodic Payment Frequency	Premiums Paid/ (Received) ($)	Value ($)	Net Unrealized Appreciation/ (Depreciation) ($)
JPMorgan EMBIGD ex CCC	USD-SOFR-OIS COMPOUND	JPM	USD	40,500,000	01/06/2026	At Maturity	$—	$(435,435)	$(435,435)

As of November 30, 2025, for the above contracts and/or agreements, the Fund had sufficient cash and/or securities to cover commitments or collateral requirements, if any, of the relevant broker or exchange.

Notes to Schedule of Investments:

†	Denominated in U.S. Dollar, unless otherwise indicated.

(a)	Investment valued using significant unobservable inputs.

(b)	All or a portion of this security has been pledged to cover collateral requirements on reverse repurchase agreements.

(c)	Security is in default.

(d)	Security is backed by the United States International Development Finance Corporation.

(e)

Investment valued at fair value using methods determined in good faith by the Trustees of GMO Trust or persons acting at their direction pursuant to procedures approved by the Trustees. Investment valued using significant unobservable inputs.

(f)	Perpetual security with no stated maturity date.

(g)	The security is restricted as to resale.

(h)

All or a portion of this security has been pledged to cover margin requirements on futures and/or cleared swap contracts, collateral on securities sold short, OTC swap contracts, forward currency contracts, written options, repurchase agreements and/or reverse repurchase agreements, if any.

(i)	Affiliated company.

(j)

Private placement security; restricted as to resale. Represents investment in a pool of constitutional obligations of the Colombian government owed to individuals. Share amount represents the Fund’s invested capital.

(k)	Indexed security in which price and/or coupon is linked to the price of a specific instrument or financial statistic.

(1)	The rate disclosed is the 7 day net yield as of November 30, 2025.

(m)	The repurchase agreement has an open maturity date and can be closed by either party on demand.

(n)	Reverse repurchase agreements have an open maturity date and can be closed by either party on demand.

The rates shown on variable rate notes are the current interest rates at November 30, 2025, which are subject to change based on the terms of the security.

Portfolio Abbreviations:

144A - Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional investors.

AMBAC - Insured as to the payment of principal and interest by AMBAC Assurance Corporation.

CDI - Certificado de Deposito Interbancario

EURIBOR - Euro Interbank Offered Rate

FGIC - Insured as to the payment of principal and interest by Financial Guaranty Insurance Corporation.

GDP - Gross Domestic Product

JSC - Joint-Stock Company

LIBOR - London Interbank Offered Rate

OIS - Overnight Indexed Swaps

Reg S - Security exempt from registration under Regulation S of the Securities Act of 1933, which exempts from registration securities offered and sold outside the United States. Security may not be offered or sold in the United States except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act of 1933.

SOFR - Secured Overnight Financing Rate

SONIA - Sterling Overnight Interbank Average Rate

STEP - Coupon increases periodically based upon a predetermined schedule. Stated interest rate in effect at August 31, 2025.

THOR - Thai Overnight Repurchase Rate

TONA - Tokyo Overnight Average Rate

USD LIBOR - London Interbank Offered Rate denominated in United States Dollar.

XLCA - Insured as to the payment of principal and interest by XL Capital Assurance.

Counterparty Abbreviations:

BCLY - Barclays Bank PLC

BOA - Bank of America, N.A.

CITI - Citibank N. A.

GS - Goldman Sachs International

JPM - JPMorgan Chase Bank, N.A.

MORD - Morgan Stanley Capital Services LLC

MSCI - Morgan Stanley & Co. International PLC

SSB - State Street Bank and Trust Company

Currency Abbreviations:

BRL - Brazilian Real

CHF - Swiss Franc

COP - Colombian Peso

DOP - Dominican Republic Peso

EUR - Euro

GBP - British Pound

JPY - Japanese Yen

KRW - South Korean Won

KZT - Kazakhstan Tenge

NGN - Nigerian Naira

PEN - Peruvian Sol

THB - Thai Baht

TRY - Turkish Lira

USD - United States Dollar

UYU - Uruguay Peso

ZAR - South African Rand

GMO High Yield Fund

(A Series of GMO Trust)

Schedule of Investments

(showing percentage of total net assets)

November 30, 2025 (Unaudited)

Par Value†	Description	Value ($)

	DEBT OBLIGATIONS — 77.2%

	Corporate Debt — 24.4%

	Australia — 0.6%

395,000	Fortescue Treasury Pty. Ltd., 144A, 4.50%, due 09/15/27	393,770

365,000	Mineral Resources Ltd., 144A, 8.00%, due 11/01/27	373,138

	Total Australia	766,908

	Canada — 2.1%

385,000	Baytex Energy Corp., 144A, 8.50%, due 04/30/30	406,072

365,000	Champion Iron Canada, Inc., 144A, 7.88%, due 07/15/32	384,393

395,000	goeasy Ltd., 144A, 7.38%, due 10/01/30	382,296

415,000	Open Text Holdings, Inc., 144A, 4.13%, due 02/15/30	395,649

385,000	RB Global Holdings, Inc., 144A, 6.75%, due 03/15/28	394,169

350,000	Sagicor Financial Co. Ltd., 144A, 5.30%, due 05/13/28	347,818

400,000	Superior Plus LP/Superior General Partner, Inc., 144A, 4.50%, due 03/15/29	386,882

	Total Canada	2,697,279

	Finland — 0.3%

370,000	Amer Sports Co., 144A, 6.75%, due 02/16/31	385,726

	France — 0.2%

225,000	Forvia SE, 144A, 8.00%, due 06/15/30	239,700

	Hong Kong — 0.1%

200,000	Melco Resorts Finance Ltd., 144A, 5.38%, due 12/04/29	193,098

	Italy — 0.3%

355,000	Telecom Italia Capital SA, 7.20%, due 07/18/36	386,036

	Japan — 0.8%

370,000	Kioxia Holdings Corp., 144A, 6.25%, due 07/24/30	380,734

225,000	Nissan Motor Co. Ltd., 144A, 8.13%, due 07/17/35	237,824

300,000	Rakuten Group, Inc., 144A, 9.75%, due 04/15/29	333,357

	Total Japan	951,915

	Macau — 0.3%

350,000	Wynn Macau Ltd., 144A, 5.13%, due 12/15/29	342,471

Par Value†	Description	Value ($)

	Corporate Debt — continued

	Norway — 0.2%

225,000	Seadrill Finance Ltd., 144A, 8.38%, due 08/01/30	232,549

	United Kingdom — 0.2%

269,000	Zegona Finance PLC, 144A, 8.63%, due 07/15/29	284,975

	United States — 19.3%

385,000	Adient Global Holdings Ltd., 144A, 7.00%, due 04/15/28	395,026

425,000	Advance Auto Parts, Inc., 3.90%, due 04/15/30	390,553

375,000	Allegiant Travel Co., 144A, 7.25%, due 08/15/27	379,727

360,000	Alliance Resource Operating Partners LP/Alliance Resource Finance Corp., 144A, 8.63%, due 06/15/29	379,723

265,000	Arbor Realty SR, Inc., 144A, 7.88%, due 07/15/30	266,099

410,000	Boyd Gaming Corp., 144A, 4.75%, due 06/15/31	399,442

360,000	Brandywine Operating Partnership LP, 8.88%, due 04/12/29	389,909

350,000	BWX Technologies, Inc., 144A, 4.13%, due 06/30/28	343,373

380,000	Carnival Corp., 144A, 5.75%, due 08/01/32	389,543

410,000	Charles River Laboratories International, Inc., 144A, 3.75%, due 03/15/29	395,572

415,000	Clearway Energy Operating LLC, 144A, 3.75%, due 02/15/31	386,681

315,000	Cleveland-Cliff’s, Inc., 144A, 7.63%, due 01/15/34	326,852

390,000	CNX Resources Corp., 144A, 6.00%, due 01/15/29	391,464

435,000	Coinbase Global, Inc., 144A, 3.63%, due 10/01/31	386,717

395,000	Credit Acceptance Corp., 144A, 6.63%, due 03/15/30	392,128

410,000	Crowdstrike Holdings, Inc., 3.00%, due 02/15/29	392,722

350,000	Delek Logistics Partners LP/Delek Logistics Finance Corp., 144A, 8.63%, due 03/15/29	366,855

320,000	Deluxe Corp., 144A, 8.13%, due 09/15/29	337,074

94,000	Directv Financing LLC/Directv Financing Co-Obligor, Inc., 144A, 5.88%, due 08/15/27	94,028

285,000	Elanco Animal Health, Inc., 6.65%, due 08/28/28	298,718

275,000	Encore Capital Group, Inc., 144A, 6.63%, due 04/15/31	274,916

75,000	Fair Isaac Corp., 144A, 4.00%, due 06/15/28	73,929

385,000	FT Al Aviation Investors LLC, 144A, 5.50%, due 05/01/28	386,495

250,000	Genting New York LLC/GENNY Capital, Inc., 144A, 7.25%, due 10/01/29	258,465

GMO High Yield Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)

(showing percentage of total net assets)

November 30, 2025 (Unaudited)

Par Value†	Description	Value ($)

	Corporate Debt — continued

	United States — continued

400,000	GFL Environmental, Inc., 144A, 4.00%, due 08/01/28	392,169

300,000	Global Net Lease, Inc., 144A, 4.50%, due 09/30/28	292,440

385,000	Gulfport Energy Operating Corp., 144A, 6.75%, due 09/01/29	397,433

400,000	Hilton Domestic Operating Co., Inc., 144A, 3.75%, due 05/01/29	388,085

400,000	Howard Hughes Corp., 144A, 4.13%, due 02/01/29	388,306

400,000	Ingevity Corp., 144A, 3.88%, due 11/01/28	387,710

350,000	Iron Mountain, Inc., 144A, 4.50%, due 02/15/31	334,756

275,000	Jazz Securities DAC, 144A, 4.38%, due 01/15/29	271,479

340,000	Kohl’s Corp., 144A, 10.00%, due 06/01/30	372,013

360,000	Macy’s Retail Holdings LLC, 144A, 7.38%, due 08/01/33	378,784

375,000	Match Group Holdings II LLC, 144A, 3.63%, due 10/01/31	343,182

395,000	Moog, Inc., 144A, 4.25%, due 12/15/27	392,737

300,000	Mueller Water Products, Inc., 144A, 4.00%, due 06/15/29	291,377

400,000	Novelis Corp., 144A, 4.75%, due 01/30/30	384,841

415,000	NRG Energy, Inc., 144A, 3.63%, due 02/15/31	388,377

165,000	OneMain Finance Corp., 6.50%, due 03/15/33	165,799

370,000	Patrick Industries, Inc., 144A, 6.38%, due 11/01/32	378,950

390,000	PBF Holding Co. LLC/PBF Finance Corp., 6.00%, due 02/15/28	385,793

395,000	PTC, Inc., 144A, 4.00%, due 02/15/28	389,900

375,000	Resideo Funding, Inc., 144A, 6.50%, due 07/15/32	383,908

400,000	Resorts World Las Vegas LLC/RWLV Capital, Inc., Reg S, 4.63%, due 04/16/29	352,290

400,000	ROBLOX Corp., 144A, 3.88%, due 05/01/30	382,451

350,000	Seagate Data Storage Technology Pte. Ltd., 144A, 5.75%, due 12/01/34	359,793

355,000	Sealed Air Corp., 144A, 6.88%, due 07/15/33	373,744

425,000	Sensata Technologies, Inc., 144A, 3.75%, due 02/15/31	397,440

300,000	Somnigroup International, Inc., 144A, 4.00%, due 04/15/29	292,110

300,000	Steelcase, Inc., 5.13%, due 01/18/29	293,913

450,000	Sunoco LP, 144A, 4.50%, due 10/01/29	438,449

360,000	Talen Energy Supply LLC, 144A, 8.63%, due 06/01/30	381,650

390,000	TerraForm Power Operating LLC, 144A, 5.00%, due 01/31/28	389,318

365,000	Tidewater, Inc., 144A, 9.13%, due 07/15/30	390,224

410,000	TopBuild Corp., 144A, 4.13%, due 02/15/32	390,924

Par Value† / Shares	Description	Value ($)

	Corporate Debt — continued

	United States — continued

385,000	TransDigm, Inc., 144A, 6.00%, due 01/15/33	393,664

385,000	Travel & Leisure Co., 6.00%, due 04/01/27	390,976

410,000	TTM Technologies, Inc., 144A, 4.00%, due 03/01/29	397,109

410,000	Twilio, Inc., 3.63%, due 03/15/29	396,782

380,000	U.S. Foods, Inc., 144A, 4.63%, due 06/01/30	375,005

410,000	United Rentals North America, Inc., 3.88%, due 02/15/31	391,947

390,000	Vertiv Group Corp., 144A, 4.13%, due 11/15/28	386,621

445,000	VF Corp., 2.95%, due 04/23/30	399,409

395,000	Viasat, Inc., 144A, 5.63%, due 04/15/27	395,401

370,000	Vistra Operations Co. LLC, 144A, 7.75%, due 10/15/31	393,011

375,000	Wayfair LLC, 144A, 7.25%, due 10/31/29	390,093

385,000	Wynn Las Vegas LLC/Wynn Las Vegas Capital Corp., 144A, 5.25%, due 05/15/27	386,459

	Total United States	24,342,833

	Total Corporate Debt	30,823,490

	U.S. Government — 52.8%

1,355,000	U.S. Treasury Floating Rate Notes, Variable Rate, 3 mo. Treasury money market yield + 0.10%, 3.88%, due 01/31/27 (a)	1,353,809

60,278,000	U.S. Treasury Floating Rate Notes, Variable Rate, 3 mo. Treasury money market yield + 0.16%, 3.94%, due 04/30/27 (a)	60,261,484

4,575,000	U.S. Treasury Floating Rate Notes, Variable Rate, 3 mo. Treasury money market yield + 0.16%, 3.94%, due 07/31/27 (a)	4,573,603

450,000	U.S. Treasury Floating Rate Notes, Variable Rate, 3 mo. Treasury money market yield + 0.19%, 3.97%, due 10/31/27	449,989

	Total U.S. Government	66,638,885

	TOTAL DEBT OBLIGATIONS (COST $97,042,103)	97,462,375

	SHORT-TERM INVESTMENTS — 21.6%

	Money Market Funds — 3.3%

4,151,948	State Street Institutional Treasury Money Market Fund – Premier Class, 3.88% (b)	4,151,948

	Repurchase Agreements — 4.8%

5,999,423	Nomura Securities International, Inc. Repurchase Agreement, dated 11/28/25, maturing on 12/01/25 with a maturity value of $6,001,443 and an effective yield of 4.04%, collateralized by a U.S. Treasury Note with maturity date 03/31/27 and a market value of $6,124,507.	5,999,423

GMO High Yield Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)

(showing percentage of total net assets)

November 30, 2025 (Unaudited)

	Par Value†	Description	Value ($)

		Sovereign and Sovereign Agency Issuers — 13.5%

JPY	2,672,000,000	Japan Treasury Discount Bills, Zero Coupon, due 01/07/26	17,097,639

		TOTAL SHORT-TERM INVESTMENTS (COST $28,016,053)	27,249,010

		TOTAL INVESTMENTS — 98.8% (Cost $125,058,156)	124,711,385

		Other Assets and Liabilities (net) — 1.2%	1,476,369

		TOTAL NET ASSETS — 100.0%	$126,187,754

A summary of outstanding financial instruments at November 30, 2025 is as follows:

Forward Currency Contracts

Settlement Date	Counter- party	Currency Sold		Currency Purchased		Net Unrealized Appreciation (Depreciation) ($)
01/07/2026	DB	JPY	2,672,000,000	USD	18,027,790	858,557

Futures Contracts

Number of Contracts +	Type	Expiration Date	Notional Amount ($)	Value/Net Unrealized Appreciation (Depreciation) ($)
Buys
15	U.S. Treasury Note 10 Yr. (CBT)	March 2026	1,700,156	1,621
21	U.S. Treasury Note 2 Yr. (CBT)	March 2026	4,386,047	(1,665)
34	U.S. Treasury Note 5 Yr. (CBT)	March 2026	3,732,031	(571)

			$9,818,234	$(615)

+	Buys - Fund is long the futures contract.
Sales - Fund is short the futures contract.

Swap Contracts

Centrally Cleared Credit Default Swaps

Reference Entity	Notional Amount		Annual Premium	Implied Credit Spread (1)	Maximum Potential Amount of Future Payments by the Fund Under the Contract (2)	Expiration Date	Periodic Payment Frequency	Premiums Paid/ (Received) ($)	Value ($)	Net Unrealized Appreciation/ (Depreciation) ($)

Sell Protection^:
CDX.NA.HY.45	USD	17,280,000	5.00%	3.23%	17,280,000 USD	12/20/2030	Quarterly	$1,228,105	$1,286,807	$58,702

^

Buy Protection - Fund pays a premium and buys credit protection. If a credit event occurs the Fund will, depending on the terms of the particular swap contract, either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

Sell Protection - Fund receives a premium and sells credit protection. If a credit event occurs the Fund will, depending on the terms of the particular swap contract, either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(1)

As of November 30, 2025, implied credit spreads in absolute terms, calculated using a model, and utilized in determining the market value of credit default swap contracts on the reference security, serve as an indicator of the current status of the payment/performance risk and reflect the likelihood or risk of default for the reference entity. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection. Wider (i.e. higher) credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the contract.

(2)	The maximum potential amount the Fund could be required to pay as a seller of credit protection if a credit event occurs as defined under the terms of that particular swap contract.

GMO High Yield Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)

November 30, 2025 (Unaudited)

Swap Contracts — continued

OTC Total Return Swaps

Fund Pays	Fund Receives	Counterparty	Notional Amount		Expiration Date	Periodic Payment Frequency	Premiums Paid/ (Received) ($)	Value ($)	Net Unrealized Appreciation/ (Depreciation) ($)

SOFR	Total Return on iBoxx USD Liquid High Yield Index	GS	USD	35,795,000	12/20/2025	Quarterly	146	290,143	289,997
SOFR	Total Return on iBoxx USD Liquid High Yield Index	BOA	USD	2,805,000	12/20/2025	Quarterly	(3)	21,280	21,283
SOFR	Total Return on iBoxx USD Liquid High Yield Index	GS	USD	627,000	12/20/2025	Quarterly	—	4,269	4,269
SOFR	Total Return on iBoxx USD Liquid High Yield Index	MSCI	USD	1,320,000	12/20/2025	Quarterly	—	12,313	12,313
SOFR	Total Return on iBoxx USD Liquid High Yield Index	GS	USD	1,106,000	12/20/2025	Quarterly	(2)	9,396	9,398
SOFR	Total Return on iBoxx USD Liquid High Yield Index	GS	USD	1,161,000	12/20/2025	Quarterly	(1)	8,206	8,207
SOFR	Total Return on iBoxx USD Liquid High Yield Index	BOA	USD	1,046,000	12/20/2025	Quarterly	(1)	6,850	6,851
SOFR	Total Return on iBoxx USD Liquid High Yield Index	MSCI	USD	791,000	12/20/2025	Quarterly	—	13,356	13,356
SOFR	Total Return on iBoxx USD Liquid High Yield Index	BCLY	USD	1,560,000	12/20/2025	Quarterly	(4)	21,818	21,822
SOFR	Total Return on iBoxx USD Liquid High Yield Index	MSCI	USD	8,417,000	12/20/2025	Quarterly	36	74,791	74,755
SOFR	Total Return on iBoxx USD Liquid High Yield Index	BOA	USD	1,030,000	12/20/2025	Quarterly	2	10,494	10,492
SOFR	Total Return on iBoxx USD Liquid High Yield Index	MSCI	USD	19,200,000	03/20/2026	Quarterly	78	152,521	152,443

							$251	$625,437	$625,186

As of November 30, 2025, for the above contracts and/or agreements, the Fund had sufficient cash and/or securities to cover commitments or collateral requirements, if any, of the relevant broker or exchange.

Notes to Schedule of Investments:

†	Denominated in U.S. Dollar, unless otherwise indicated.

(a)

All or a portion of this security has been pledged to cover margin requirements on futures and/or cleared swap contracts, collateral on OTC swap contracts, forward currency contracts, written options, repurchase agreements and/or reverse repurchase agreements, if any.

(b)	The rate disclosed is the 7 day net yield as of November 30, 2025.

The rates shown on variable rate notes are the current interest rates at November 30, 2025, which are subject to change based on the terms of the security.

Portfolio Abbreviations:

144A - Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional investors.

Reg S - Security exempt from registration under Regulation S of the Securities Act of 1933, which exempts from registration securities offered and sold outside the United States. Security may not be offered or sold in the United States except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act of 1933.

SOFR - Secured Overnight Financing Rate

Counterparty Abbreviations:

BCLY - Barclays Bank PLC

BOA - Bank of America, N.A.

DB - Deutsche Bank AG

GS - Goldman Sachs International

MSCI - Morgan Stanley & Co. International PLC

Currency Abbreviations:

JPY - Japanese Yen

USD - United States Dollar

GMO Multi-Sector Fixed Income Fund

(A Series of GMO Trust)

Schedule of Investments

(showing percentage of total net assets)

November 30, 2025 (Unaudited)

Par Value†	Description	Value ($)

	DEBT OBLIGATIONS — 58.8%

	Belgium — 0.2%

	Corporate Debt — 0.2%

150,000	Anheuser-Busch Cos. LLC/Anheuser-Busch InBev Worldwide, Inc., 4.90%, due 02/01/46	141,273

	Canada — 0.9%

	Corporate Debt — 0.9%

150,000	Brookfield Finance, Inc., 6.35%, due 01/05/34	163,094

120,000	Brookfield Finance, Inc., 5.97%, due 03/04/54	122,035

100,000	Emera U.S. Finance LP, 4.75%, due 06/15/46	86,406

165,000	Rogers Communications, Inc., 5.30%, due 02/15/34	167,288

150,000	Toronto-Dominion Bank, 4.78%, due 12/17/29	153,733

150,000	TransCanada PipeLines Ltd., 4.25%, due 05/15/28	150,404

	Total Canada	842,960

	Germany — 0.5%

	Corporate Debt — 0.5%

150,000	Deutsche Bank AG, Variable Rate, 3.55%, due 09/18/31	142,939

200,000	Deutsche Bank AG, Variable Rate, 3.04%, due 05/28/32	184,076

150,000	Deutsche Bank AG, Variable Rate, 5.40%, due 09/11/35	153,698

	Total Germany	480,713

	United Kingdom — 0.9%

	Corporate Debt — 0.9%

100,000	BAT Capital Corp., 7.08%, due 08/02/43	113,237

100,000	BAT Capital Corp., 4.54%, due 08/15/47	84,366

150,000	BAT Capital Corp., 7.08%, due 08/02/53	171,596

135,000	nVent Finance SARL, 5.65%, due 05/15/33	141,471

120,000	Smith & Nephew PLC, 2.03%, due 10/14/30	107,877

165,000	Smith & Nephew PLC, 5.40%, due 03/20/34	172,203

	Total United Kingdom	790,750

	United States — 56.3%

	Corporate Debt —18.2%

150,000	3M Co., 2.25%, due 09/19/26	147,919

150,000	3M Co., 2.88%, due 10/15/27	147,217

150,000	3M Co., 2.38%, due 08/26/29	141,347

165,000	Albemarle Corp., 5.05%, due 06/01/32	165,586

100,000	Altria Group, Inc., 6.88%, due 11/01/33	113,623

100,000	Altria Group, Inc., 5.80%, due 02/14/39	104,088

200,000	Altria Group, Inc., 3.40%, due 02/04/41	155,883

150,000	Apple, Inc., 4.38%, due 05/13/45	136,342

120,000	AppLovin Corp., 5.13%, due 12/01/29	122,750

150,000	AppLovin Corp., 5.38%, due 12/01/31	156,056

Par Value†	Description	Value ($)

	United States — continued

	Corporate Debt — continued

120,000	AppLovin Corp., 5.50%, due 12/01/34	124,208

200,000	Aptiv Swiss Holdings Ltd., 4.15%, due 05/01/52	156,259

150,000	Bank of New York Mellon Corp., Variable Rate, 3.44%, due 02/07/28	149,063

150,000	Bank of New York Mellon Corp., Variable Rate, 5.83%, due 10/25/33	162,429

150,000	Bank of New York Mellon Corp., Variable Rate, 6.47%, due 10/25/34	168,324

150,000	Boeing Co., 3.90%, due 05/01/49	113,457

150,000	Boeing Co., 5.93%, due 05/01/60	148,916

150,000	Boeing Co., 7.01%, due 05/01/64	171,767

135,000	BorgWarner, Inc., 4.95%, due 08/15/29	138,144

165,000	BorgWarner, Inc., 5.40%, due 08/15/34	171,106

150,000	Boston Properties LP, REIT, 5.75%, due 01/15/35	154,446

150,000	Capital One Financial Corp., Variable Rate, 5.82%, due 02/01/34	157,916

150,000	Capital One Financial Corp., Variable Rate, 6.38%, due 06/08/34	163,017

100,000	Capital One Financial Corp., Variable Rate, 7.96%, due 11/02/34	118,378

100,000	Cencora, Inc., 3.45%, due 12/15/27	98,870

150,000	CenterPoint Energy Houston Electric LLC, 4.80%, due 03/15/30	153,941

150,000	CenterPoint Energy Houston Electric LLC, 4.95%, due 04/01/33	153,687

150,000	CenterPoint Energy Houston Electric LLC, 5.05%, due 03/01/35	153,016

100,000	Citizens Financial Group, Inc., Variable Rate, 5.84%, due 01/23/30	104,194

150,000	Citizens Financial Group, Inc., Variable Rate, 5.72%, due 07/23/32	157,325

150,000	Citizens Financial Group, Inc., Variable Rate, 6.65%, due 04/25/35	165,199

150,000	Coca-Cola Co., 5.40%, due 05/13/64	149,796

150,000	Coming, Inc., 5.35%, due 11/15/48	147,630

200,000	Coming, Inc., 4.38%, due 11/15/57	164,710

200,000	Crown Castle, Inc., 2.25%, due 01/15/31	179,001

200,000	Crown Castle, Inc., 2.10%, due 04/01/31	176,316

150,000	Crown Castle, Inc., 5.20%, due 09/01/34	152,100

150,000	Enbridge Energy Partners LP, 7.38%, due 10/15/45	177,354

100,000	Entergy Louisiana LLC, 5.35%, due 03/15/34	104,497

100,000	Entergy Louisiana LLC, 5.15%, due 09/15/34	102,900

150,000	Estee Lauder Cos., Inc., 4.38%, due 05/15/28	151,560

125,000	Estee Lauder Cos., Inc., 2.60%, due 04/15/30	117,272

100,000	Fox Corp., 5.48%, due 01/25/39	101,279

250,000	GE Capital International Funding Co. Unlimited Co., 4.42%, due 11/15/35	247,067

150,000	General Motors Co., 6.75%, due 04/01/46	162,675

180,000	General Motors Co., 5.40%, due 04/01/48	165,417

150,000	General Motors Co., 5.95%, due 04/01/49	147,196

GMO Multi-Sector Fixed Income Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)

(showing percentage of total net assets)

November 30, 2025 (Unaudited)

Par Value†	Description	Value ($)

	United States — continued

	Corporate Debt — continued

150,000	Gilead Sciences, Inc., 2.95%, due 03/01/27	148,439

100,000	Goldman Sachs Group, Inc., Variable Rate, 3.62%, due 03/15/28	99,339

150,000	Goldman Sachs Group, Inc., Variable Rate, 4.22%, due 05/01/29	150,309

150,000	Hasbro, Inc., 3.90%, due 11/19/29	147,322

150,000	Hasbro, Inc., 6.05%, due 05/14/34	159,080

150,000	HCA, Inc., 6.10%, due 04/01/64	152,553

150,000	Howmet Aerospace, Inc., 3.00%, due 01/15/29	145,600

195,000	Intel Corp., 4.10%, due 05/11/47	150,958

180,000	Intel Corp., 4.90%, due 08/05/52	153,497

165,000	Intel Corp., 5.90%, due 02/10/63	159,418

150,000	Jacobs Engineering Group, Inc., 6.35%, due 08/18/28	158,284

125,000	Jacobs Engineering Group, Inc., 5.90%, due 03/01/33	132,144

150,000	JPMorgan Chase & Co., Variable Rate, 4.91%, due 07/25/33	154,015

100,000	Kroger Co., 5.65%, due 09/15/64	97,475

150,000	Las Vegas Sands Corp., 6.00%, due 08/15/29	156,888

150,000	Las Vegas Sands Corp., 6.00%, due 06/14/30	157,365

125,000	Las Vegas Sands Corp., 6.20%, due 08/15/34	131,719

150,000	Lowe’s Cos., Inc., 5.85%, due 04/01/63	150,494

100,000	M&T Bank Corp., Variable Rate, 5.05%, due 01/27/34	100,906

150,000	Marathon Petroleum Corp., 5.70%, due 03/01/35	155,783

150,000	MasTec, Inc., 5.90%, due 06/15/29	156,851

150,000	Micron Technology, Inc., 5.65%, due 11/01/32	157,879

135,000	Micron Technology, Inc., 5.88%, due 02/09/33	143,788

150,000	Micron Technology, Inc., 6.05%, due 11/01/35	160,980

150,000	Morgan Stanley, Variable Rate, 3.77%, due 01/24/29	149,008

150,000	Morgan Stanley, Variable Rate, 4.43%, due 01/23/30	151,124

150,000	Mylan, Inc., 5.20%, due 04/15/48	122,560

100,000	National Fuel Gas Co., 5.95%, due 03/15/35	105,266

150,000	Newmont Corp./Newcrest Finance Pty. Ltd., 5.35%, due 03/15/34	157,353

200,000	Omega Healthcare Investors, Inc., 3.38%, due 02/01/31	186,719

150,000	Omega Healthcare Investors, Inc., 3.25%, due 04/15/33	133,742

175,000	Oracle Corp., 4.00%, due 07/15/46	127,776

150,000	Oracle Corp., 6.90%, due 11/09/52	155,798

175,000	Oracle Corp., 5.50%, due 09/27/64	147,332

165,000	Paramount Global, 4.95%, due 01/15/31	162,810

125,000	Paramount Global, 4.20%, due 05/19/32	116,414

200,000	Paramount Global, 4.95%, due 05/19/50	155,728

150,000	Philip Morris International, Inc., 0.88%, due 05/01/26	148,050

Par Value†	Description	Value ($)

	United States — continued

	Corporate Debt — continued

120,000	Polaris, Inc., 6.95%, due 03/15/29	127,582

165,000	Qorvo, Inc., 4.38%, due 10/15/29	162,771

150,000	RTX Corp., 3.50%, due 03/15/27	149,133

150,000	RTX Corp., 4.45%, due 11/16/38	142,572

150,000	RTX Corp., 4.88%, due 10/15/40	147,174

250,000	Sabra Health Care LP, 3.20%, due 12/01/31	228,695

150,000	Santander Holdings USA, Inc., Variable Rate, 6.17%, due 01/09/30	156,615

150,000	Santander Holdings USA, Inc., Variable Rate, 5.74%, due 03/20/31	155,409

150,000	Santander Holdings USA, Inc., Variable Rate, 6.34%, due 05/31/35	161,193

50,000	Simon Property Group LP, 5.85%, due 03/08/53	51,709

120,000	Synchrony Financial, Variable Rate, 5.45%, due 03/06/31	122,760

165,000	Synchrony Financial, Variable Rate, 6.00%, due 07/29/36	169,628

150,000	Synovus Financial Corp., Variable Rate, 6.17%, due 11/01/30	155,523

150,000	Take-Two Interactive Software, Inc., 4.95%, due 03/28/28	152,749

150,000	Tapestry, Inc., 5.10%, due 03/11/30	153,977

150,000	Tapestry, Inc., 5.50%, due 03/11/35	153,770

150,000	Targa Resources Corp., 6.50%, due 02/15/53	158,345

100,000	TC PipeLines LP, 3.90%, due 05/25/27	99,621

195,000	Utah Acquisition Sub, Inc., 5.25%, due 06/15/46	161,508

150,000	Ventas Realty LP, 4.40%, due 01/15/29	150,791

100,000	Ventas Realty LP, 3.00%, due 01/15/30	95,234

100,000	Ventas Realty LP, 5.63%, due 07/01/34	104,846

100,000	VeriSign, Inc., 2.70%, due 06/15/31	90,771

150,000	VeriSign, Inc., 5.25%, due 06/01/32	154,212

195,000	Viatris, Inc., 4.00%, due 06/22/50	130,754

100,000	VMware LLC, 1.40%, due 08/15/26	98,240

150,000	VMware LLC, 3.90%, due 08/21/27	149,746

150,000	VMware LLC, 1.80%, due 08/15/28	141,557

150,000	Walmart, Inc., 4.05%, due 06/29/48	127,607

150,000	Westinghouse Air Brake Technologies Corp., 5.61%, due 03/11/34	159,211

150,000	Williams Cos., Inc., 5.15%, due 03/15/34	153,106

		16,788,818

	U.S. Government — 19.5%

424,000	U.S. Treasury Floating Rate Notes, Variable Rate, 3 mo. Treasury money market yield + 0.25%, 4.03%, due 01/31/26	424,031

16,451,000	U.S. Treasury Floating Rate Notes, Variable Rate, 3 mo. Treasury money market yield + 0.16%, 3.94%, due 04/30/27(a)	16,446,493

1,080,000	U.S. Treasury Floating Rate Notes, Variable Rate, 3 mo. Treasury money market yield + 0.16%, 3.94%, due 07/31/27(a)	1,079,670

		17,950,194

GMO Multi-Sector Fixed Income Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)

(showing percentage of total net assets)

November 30, 2025 (Unaudited)

Par Value† / Shares	Description	Value ($)

	United States — continued

	U.S. Government Agency — 18.6%

10,100,000	Uniform Mortgage-Backed Security, TBA, 3.00%, due 12/01/55	8,968,952

4,800,000	Government National Mortgage Association, TBA, 3.50%, due 12/20/55	4,399,688

1,875,000	Uniform Mortgage-Backed Security, TBA, 5.50%, due 12/01/54	1,898,636

1,875,000	Uniform Mortgage-Backed Security, TBA, 6.00%, due 12/01/54	1,919,717

		17,186,993

	Total United States	51,926,005

	TOTAL DEBT OBLIGATIONS (COST $53,708,309)	54,181,701

	INVESTMENT FUNDS — 21.0%

	United States — 21.0%

196,141	GMO Emerging Country Debt Fund, Class VI(b)	4,581,848

602,517	GMO Opportunistic Income Fund, Class VI(b)	14,779,736

	Total United States	19,361,584

	TOTAL INVESTMENT FUNDS (COST $21,061,149)	19,361,584

	Par Value† / Shares	Description	Value ($)

		SHORT-TERM INVESTMENTS — 34.9%

		Repurchase Agreements — 28.2%

	25,999,760	Nomura Securities International, Inc. Repurchase Agreement, dated 11/28/25 , maturing on 12/01/25 with a maturity value of $26,008,514 and an effective yield of 4.04%, collateralized by a U.S. Treasury Note with maturity date 03/31/27 and a market value of $26,544,917.	25,999,760

		Money Market Funds — 1.4%

	1,264,633	State Street Institutional Treasury Money Market Fund – Premier Class, 3.88%(c)	1,264,633

		Sovereign and Sovereign Agency Issuers — 5.3%

JPY	770,000,000	Japan Treasury Discount Bills, Zero Coupon, due 02/16/26	4,924,295

		TOTAL SHORT-TERM INVESTMENTS (COST $32,243,194)	32,188,688

		TOTAL INVESTMENTS — 114.7% (Cost $107,012,652)	105,731,973

		Other Assets and Liabilities (net) — (14.7%)	(13,586,932)

		TOTAL NET ASSETS — 100.0%	$92,145,041

A summary of outstanding financial instruments at November 30, 2025 is as follows:

Forward Currency Contracts

Settlement Date	Counter- party	Currency Sold		Currency Purchased		Net Unrealized Appreciation (Depreciation) ($)
12/2/2025	CITI	BRL	250,000	USD	46,871	36
12/2/2025	MSCI	BRL	1,763,667	USD	330,659	251
12/11/2025	BOA	CAD	560,000	USD	406,717	5,775
12/11/2025	CITI	CAD	540,000	USD	389,775	3,152
12/11/2025	DB	CAD	410,000	USD	297,948	4,401
12/11/2025	MSCI	CAD	380,000	USD	273,878	1,810
1/15/2026	SSB	CHF	1,573,976	USD	1,973,885	3,788
1/15/2026	CITI	CZK	800,000	USD	38,440	9
2/17/2026	DB	EUR	180,000	USD	209,794	93
2/18/2026	CITI	INR	35,000,000	USD	392,398	2,438
1/14/2026	GS	JPY	32,000,000	USD	206,246	497
2/17/2026	MSCI	JPY	770,000,000	USD	5,033,594	67,694
1/14/2026	MSCI	JPY	18,000,000	USD	115,932	198
1/15/2026	MSCI	NOK	1,100,000	USD	109,973	1,273
1/12/2026	SSB	PHP	1,500,000	USD	25,665	103
1/21/2026	SSB	SGD	490,000	USD	380,766	1,229
1/22/2026	CITI	THB	600,000	USD	18,983	275
1/22/2026	MSCI	THB	3,022,300	USD	95,540	1,303
2/12/2026	SSB	USD	181,729	AUD	280,000	1,787
12/2/2025	CITI	USD	44,947	BRL	250,000	1,888
12/2/2025	MSCI	USD	324,783	BRL	1,763,667	5,625
3/3/2026	MSCI	USD	365,106	BRL	2,013,667	4,476
12/11/2025	CITI	USD	150,278	CAD	210,000	76
12/11/2025	JPM	USD	100,130	CAD	140,000	106
12/11/2025	MSCI	USD	435,666	CAD	610,000	1,075
2/13/2026	JPM	USD	418,870	COP	1,600,000,000	3,127

Settlement Date	Counter- party	Currency Sold		Currency Purchased		Net Unrealized Appreciation (Depreciation) ($)
2/17/2026	MSCI	USD	174,672	EUR	150,000	78
1/15/2026	MSCI	USD	287,373	GBP	220,000	3,841
2/19/2026	GS	USD	224,240	HUF	74,769,900	2,102
1/15/2026	CITI	USD	43,342	MXN	800,000	173
1/15/2026	SSB	USD	193,722	MXN	3,619,101	3,133
2/17/2026	SSB	USD	39,835	NZD	70,000	469
2/2/2026	JPM	USD	356,230	PEN	1,240,000	11,914
2/2/2026	MSCI	USD	34,799	PEN	120,000	827
1/21/2026	BOA	USD	46,379	SGD	60,000	95
1/21/2026	CITI	USD	69,410	SGD	90,000	301
1/21/2026	DB	USD	38,545	SGD	50,000	183
1/21/2026	MSCI	USD	38,641	SGD	50,000	88
1/21/2026	SSB	USD	38,493	SGD	50,000	235
1/22/2026	CITI	USD	260,298	THB	8,400,000	1,617
1/29/2026	BCLY	USD	34,526	ZAR	600,000	386
1/29/2026	CITI	USD	34,039	ZAR	600,000	873
1/29/2026	MSCI	USD	352,938	ZAR	6,200,000	7,820
1/29/2026	SSB	USD	11,387	ZAR	200,000	250
1/29/2026	SSB	ZAR	200,000	USD	11,696	59
2/12/2026	MSCI	AUD	190,000	USD	124,203	(326)
12/2/2025	MSCI	BRL	2,013,667	USD	372,777	(4,466)
12/11/2025	BCLY	CAD	410,000	USD	291,102	(2,444)
12/11/2025	JPM	CAD	250,000	USD	178,506	(486)
12/11/2025	MSCI	CAD	190,000	USD	135,777	(257)
2/13/2026	MSCI	CLP	89,728,500	USD	95,697	(1,036)
1/15/2026	CITI	CZK	1,200,000	USD	56,948	(698)

GMO Multi-Sector Fixed Income Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)

November 30, 2025 (Unaudited)

Forward Currency Contracts — continued

Settlement Date	Counter- party	Currency Sold		Currency Purchased		Net Unrealized Appreciation (Depreciation) ($)
1/15/2026	MSCI	CZK	2,400,000	USD	114,611	(682)
2/17/2026	MSCI	EUR	140,000	USD	162,670	(430)
1/15/2026	DB	GBP	130,000	USD	170,459	(1,622)
1/15/2026	GS	GBP	200,000	USD	263,667	(1,073)
1/15/2026	MSCI	GBP	70,000	USD	92,202	(457)
2/10/2026	BCLY	IDR	600,000,000	USD	35,814	(184)
2/10/2026	GS	IDR	800,000,000	USD	47,918	(79)
2/12/2026	CITI	ILS	536,203	USD	164,447	(356)
2/12/2026	GS	ILS	100,000	USD	30,587	(148)
1/15/2026	GS	MXN	400,000	USD	21,458	(300)
1/15/2026	CITI	NOK	2,000,000	USD	196,042	(1,596)
2/17/2026	MSCI	NZD	2,440,000	USD	1,386,938	(17,942)
1/12/2026	CITI	PHP	3,000,000	USD	50,805	(320)
1/12/2026	SSB	PHP	3,500,000	USD	59,452	(193)
2/20/2026	CITI	PLN	100,000	USD	27,266	(118)
2/20/2026	MSCI	PLN	400,000	USD	109,196	(339)
2/24/2026	GS	RON	1,181,041	USD	266,425	(1,561)

Settlement Date	Counter- party	Currency Sold		Currency Purchased		Net Unrealized Appreciation (Depreciation) ($)
12/2/2025	MSCI	USD	377,530	BRL	2,013,667	(286)
12/11/2025	BOA	USD	215,602	CAD	300,000	(812)
12/11/2025	SSB	USD	856,047	CAD	1,180,000	(11,205)
1/15/2026	BCLY	USD	398,240	GBP	300,000	(1,130)
1/15/2026	CITI	USD	147,498	GBP	110,000	(1,891)
1/15/2026	MSCI	USD	66,427	GBP	50,000	(242)
2/10/2026	MSCI	USD	53,640	IDR	894,041,000	(1)
1/14/2026	MSCI	USD	2,476,210	JPY	374,902,084	(65,714)
1/20/2026	SSB	USD	141,944	KRW	205,778,325	(1,382)
1/15/2026	CITI	USD	118,948	NOK	1,200,000	(366)
1/15/2026	SSB	USD	1,698,764	NOK	17,185,429	(526)
1/12/2026	SSB	USD	42,858	PHP	2,500,000	(253)
1/14/2026	GS	USD	499,800	SEK	4,700,000	(687)
1/21/2026	GS	USD	46,654	SGD	60,000	(180)
12/8/2025	SSB	USD	37,391	TWD	1,154,400	(664)

						$24,477

Futures Contracts

Number of Contracts +	Type	Expiration Date	Notional Amount ($)	Value/Net Unrealized Appreciation (Depreciation) ($)
Buys
36	U.S. Long Bond (CBT)	March 2026	4,227,750	17,326
33	U.S. Treasury Note 10 Yr. (CBT)	March 2026	3,740,344	3,566
48	U.S. Treasury Note 2 Yr. (CBT)	March 2026	10,025,250	(3,806)
120	U.S. Treasury Note 5 Yr. (CBT)	March 2026	13,171,875	(1,875)
3	U.S. Treasury Ultra 10 Yr. (CBT)	March 2026	348,609	746
34	U.S. Ultra Bond (CBT)	March 2026	4,111,875	23,375

			$35,625,703	$39,332

+	Buys - Fund is long the futures contract.
Sales - Fund is short the futures contract.

Swap Contracts

Centrally Cleared Credit Default Swaps

Reference Entity	Notional Amount		Annual Premium	Implied Credit Spread (1)	Maximum Potential Amount of Future Payments by the Fund Under the Contract (2)	Expiration Date	Periodic Payment Frequency	Premiums Paid/ (Received) ($)	Value ($)	Net Unrealized Appreciation/ (Depreciation) ($)

Buy Protection^:
CDX.EM.S44	USD	4,260,000	1.00%	1.35%	N/A	12/20/2030	Quarterly	95,637	67,108	(28,529)
CDX.NA.IG.S45	USD	8,320,000	1.00%	0.51%	N/A	12/20/2030	Quarterly	(190,909)	(187,150)	3,759

								$(95,272)	$(120,042)	$(24,770)

GMO Multi-Sector Fixed Income Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)

November 30, 2025 (Unaudited)

Swap Contracts — continued

Centrally Cleared Credit Default Swaps — continued

^

Buy Protection - Fund pays a premium and buys credit protection. If a credit event occurs the Fund will, depending on the terms of the particular swap contract, either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

Sell Protection - Fund receives a premium and sells credit protection. If a credit event occurs the Fund will, depending on the terms of the particular swap contract, either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(1)

As of November 30, 2025, implied credit spreads in absolute terms, calculated using a model, and utilized in determining the market value of credit default swap contracts on the reference security, serve as an indicator of the current status of the payment/performance risk and reflect the likelihood or risk of default for the reference entity. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection. Wider (i.e. higher) credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the contract.

(2)	The maximum potential amount the Fund could be required to pay as a seller of credit protection if a credit event occurs as defined under the terms of that particular swap contract.

Centrally Cleared Interest Rate Swaps

Fund Pays	Fund Receives	Notional Amount		Expiration Date	Periodic Payment Frequency	Premiums Paid/ (Received) ($)	Value ($)	Net Unrealized Appreciation/ (Depreciation) ($)

3.25%	3 Month AUD BBSW	AUD	5,500,000	12/17/2027	Quarterly	1,581	38,161	36,580
3.48%	3 Month AUD BBSW	AUD	900,000	12/17/2027	Quarterly	—	3,612	3,612
3.54%	3 Month AUD BBSW	AUD	1,100,000	12/17/2027	Quarterly	(111)	3,655	3,766
3 Month AUD BBSW	3.28%	AUD	1,500,000	12/17/2027	Quarterly	—	(9,842)	(9,842)
CAD-CORRA-OIS-COMPOUND	2.22%	CAD	1,000,000	12/17/2027	Annually	—	(1,043)	(1,043)
CAD-CORRA-OIS-COMPOUND	2.31%	CAD	1,500,000	12/17/2027	Annually	—	302	302
CAD-CORRA-OIS-COMPOUND	2.35%	CAD	1,500,000	12/17/2027	Annually	—	1,220	1,220
CAD-CORRA-OIS-COMPOUND	2.40%	CAD	7,600,000	12/17/2027	Annually	1,343	10,616	9,273
2.33%	CAD-CORRA-OIS-COMPOUND	CAD	2,000,000	12/17/2027	Annually	—	(1,084)	(1,084)
2.33%	CAD-CORRA-OIS-COMPOUND	CAD	1,000,000	12/17/2027	Annually	(486)	(465)	21
CHF-SARON-OIS-COMPOUND	(0.10)%	CHF	11,200,000	12/17/2027	Annually	(1,827)	(9,596)	(7,769)
(0.06)%	CHF-SARON-OIS-COMPOUND	CHF	1,000,000	12/17/2027	Annually	—	(192)	(192)
(0.11)%	CHF-SARON-OIS-COMPOUND	CHF	500,000	12/17/2027	Annually	—	567	567
(0.07)%	CHF-SARON-OIS-COMPOUND	CHF	500,000	12/17/2027	Annually	—	43	43
EUR-EuroSTR-COMPOUND	1.83%	EUR	1,800,000	12/17/2027	Annually	(374)	(4,077)	(3,703)
EUR-EuroSTR-COMPOUND	1.93%	EUR	1,000,000	12/17/2027	Annually	—	42	42
1.85%	EUR-EuroSTR-COMPOUND	EUR	1,000,000	12/17/2027	Annually	—	1,717	1,717
1.92%	EUR-EuroSTR-COMPOUND	EUR	500,000	12/17/2027	Annually	—	59	59
1.84%	EUR-EuroSTR-COMPOUND	EUR	900,000	12/17/2027	Annually	—	1,792	1,792
1.82%	EUR-EuroSTR-COMPOUND	EUR	700,000	12/17/2027	Annually	—	1,697	1,697
1.90%	EUR-EuroSTR-COMPOUND	EUR	1,000,000	12/17/2027	Annually	—	689	689
1.91%	EUR-EuroSTR-COMPOUND	EUR	900,000	12/17/2027	Annually	—	425	425
3.63%	GBP-SONIA-COMPOUND	GBP	5,600,000	12/17/2027	Annually	437	(18,646)	(19,083)
3.75%	GBP-SONIA-COMPOUND	GBP	500,000	12/17/2027	Annually	—	(3,H4)	(3,H4)
3.74%	GBP-SONIA-COMPOUND	GBP	1,000,000	12/17/2027	Annually	—	(6,139)	(6,139)
3 Month NZD Bank Bill Rate	2.51%	NZD	1,300,000	12/17/2027	Quarterly	—	(5,444)	(5,444)
3 Month NZD Bank Bill Rate	2.57%	NZD	1,700,000	12/17/2027	Quarterly	—	(5,985)	(5,985)
3 Month NZD Bank Bill Rate	2.88%	NZD	1,700,000	12/17/2027	Quarterly	—	(61)	(61)
3 Month NZD Bank Bill Rate	2.92%	NZD	2,000,000	12/17/2027	Quarterly	488	728	240
2.92%	3 Month NZD Bank Bill Rate	NZD	2,000,000	12/17/2027	Quarterly	—	(773)	(773)
3 Month SEK STIBOR	2.08%	SEK	16,300,000	12/17/2027	Quarterly	—	(3,779)	(3,779)
3 Month SEK STIBOR	2.08%	SEK	10,000,000	12/17/2027	Quarterly	—	(2,267)	(2,267)
3 Month SEK STIBOR	2.10%	SEK	8,653,000	12/17/2027	Quarterly	—	(1,588)	(1,588)
3 Month SEK STIBOR	2.12%	SEK	10,000,000	12/17/2027	Quarterly	—	(1,414)	(1,414)
3 Month SEK STIBOR	2.18%	SEK	9,000,000	12/17/2027	Quarterly	—	(107)	(107)
1.93%	3 Month SEK STIBOR	SEK	10,100,000	12/17/2027	Quarterly	20	5,372	5,352
2.02%	3 Month SEK STIBOR	SEK	10,000,000	12/17/2027	Quarterly	—	3,407	3,407
2.04%	3 Month SEK STIBOR	SEK	5,000,000	12/17/2027	Quarterly	—	1,570	1,570
BRL-CDI	14.00%	BRL	3,218,663	01/02/2029	At Maturity	6,412	25,872	19,460
MXN-TIIE ON-OIS COMPOUND	7.29%	MXN	17,800,000	12/11/2030	Monthly	(868)	(2,714)	(1,846)
1.68%	CNY-CNREPOFIX=CFXS-Reuters	CNY	4,800,000	12/17/2030	Quarterly	(1,191)	(2,951)	(1,760)
COP-IBR-OIS-COMPOUND	8.54%	COP	3,722,000,000	12/17/2030	Quarterly	417	(50,316)	(50,733)
CZK-PRIBOR-PRBO	3.75%	CZK	18,900,000	12/17/2030	Semi-Annually	(406)	(8,960)	(8,554)
HKD-HIBOR-HKAB	2.83%	HKD	1,300,000	12/17/2030	Quarterly	86	376	290

GMO Multi-Sector Fixed Income Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)

November 30, 2025 (Unaudited)

Swap Contracts — continued

Centrally Cleared Interest Rate Swaps — continued

Fund Pays	Fund Receives	Notional Amount		Expiration Date	Periodic Payment Frequency	Premiums Paid/ (Received) ($)	Value ($)	Net Unrealized Appreciation/ (Depreciation) ($)
3.79%	ILS-SHIR-OIS COMPOUND	ILS	2,250,000	12/17/2030	Annually	(3,995)	(5,389)	(1,394)
5.72%	INR-FBIL-MIBOR-OIS-COMPOUND	INR	90,000,000	12/17/2030	Semi-Annually	(670)	1,026	1,696
KRW-CD-KSDA-Bloomberg	2.80%	KRW	587,300,000	12/17/2030	Quarterly	(1,794)	(5,507)	(3,713)
MYR-KLIBOR-BNM	3.11%	MYR	3,600,000	12/17/2030	Quarterly	(3,021)	(8,897)	(5,876)
4.06%	PLN-WIBOR-WIBO	PLN	2,300,000	12/17/2030	Semi-Annually	158	(6,852)	(7,010)
1.42%	SGD-SORA-COMPOUND	SGD	1,200,000	12/17/2030	Semi-Annually	(822)	15,215	16,037
1.09%	THB-THOR	THB	25,100,000	12/17/2030	Quarterly	(238)	8,677	8,915
TWD-Reuters-6165	1.73%	TWD	2,200,000	12/17/2030	Quarterly	40	(461)	(501)
ZAR-JIBAR-SAFEX	7.00%	ZAR	1,600,000	12/17/2030	Quarterly	16	1,306	1,290
6 Month AUD BBSW	4.14%	AUD	200,000	12/17/2035	Semi-Annually	—	(4,924)	(4,924)
6 Month AUD BBSW	4.16%	AUD	200,000	12/17/2035	Semi-Annually	—	(4,700)	(4,700)
6 Month AUD BBSW	4.17%	AUD	400,000	12/17/2035	Semi-Annually	—	(9,027)	(9,027)
6 Month AUD BBSW	4.19%	AUD	400,000	12/17/2035	Semi-Annually	(259)	(8,696)	(8,437)
6 Month AUD BBSW	4.19%	AUD	1,200,000	12/17/2035	Semi-Annually	(1,039)	(26,344)	(25,305)
6 Month AUD BBSW	4.19%	AUD	200,000	12/17/2035	Semi-Annually	—	(4,343)	(4,343)
6 Month AUD BBSW	4.24%	AUD	300,000	12/17/2035	Semi-Annually	—	(5,778)	(5,778)
6 Month AUD BBSW	4.31%	AUD	200,000	12/17/2035	Semi-Annually	—	(3,042)	(3,042)
6 Month AUD BBSW	4.36%	AUD	300,000	12/17/2035	Semi-Annually	234	(3,850)	(4,084)
4.21%	6 Month AUD BBSW	AUD	300,000	12/17/2035	Semi-Annually	—	6,250	6,250
4.30%	6 Month AUD BBSW	AUD	300,000	12/17/2035	Semi-Annually	—	4,810	4,810
4.35%	6 Month AUD BBSW	AUD	300,000	12/17/2035	Semi-Annually	(91)	3,930	4,021
4.36%	6 Month AUD BBSW	AUD	300,000	12/17/2035	Semi-Annually	—	3,754	3,754
4.35%	6 Month AUD BBSW	AUD	200,000	12/17/2035	Semi-Annually	—	2,636	2,636
CAD-CORRA-OIS-COMPOUND	2.84%	CAD	250,000	12/17/2035	Annually	—	(1,196)	(1,196)
CAD-CORRA-OIS-COMPOUND	2.87%	CAD	200,000	12/17/2035	Annually	—	(595)	(595)
CAD-CORRA-OIS-COMPOUND	2.89%	CAD	400,000	12/17/2035	Annually	—	(704)	(704)
CAD-CORRA-OIS-COMPOUND	2.90%	CAD	300,000	12/17/2035	Annually	440	(388)	(828)
2.95%	CAD-CORRA-OIS-COMPOUND	CAD	1,700,000	12/17/2035	Annually	687	(2,890)	(3,577)
2.90%	CAD-CORRA-OIS-COMPOUND	CAD	200,000	12/17/2035	Annually	(541)	171	712
2.90%	CAD-CORRA-OIS-COMPOUND	CAD	300,000	12/17/2035	Annually	—	406	406
2.83%	CAD-CORRA-OIS-COMPOUND	CAD	250,000	12/17/2035	Annually	—	1,375	1,375
2.94%	CAD-CORRA-OIS-COMPOUND	CAD	200,000	12/17/2035	Annually	—	(278)	(278)
3.00%	CAD-CORRA-OIS-COMPOUND	CAD	350,000	12/17/2035	Annually	—	(1,849)	(1,849)
CHF-SARON-OIS-COMPOUND	0.42%	CHF	100,000	12/17/2035	Annually	—	(906)	(906)
CHF-SARON-OIS-COMPOUND	0.43%	CHF	100,000	12/17/2035	Annually	—	(875)	(875)
CHF-SARON-OIS-COMPOUND	0.49%	CHF	100,000	12/17/2035	Annually	—	(98)	(98)
CHF-SARON-OIS-COMPOUND	0.50%	CHF	200,000	12/17/2035	Annually	—	188	188
0.44%	CHF-SARON-OIS-COMPOUND	CHF	1,600,000	12/17/2035	Annually	2,221	10,718	8,497
0.45%	CHF-SARON-OIS-COMPOUND	CHF	2,300,000	12/17/2035	Annually	1,163	13,407	12,244
0.48%	CHF-SARON-OIS-COMPOUND	CHF	200,000	12/17/2035	Annually	—	333	333
EUR-EuroSTR-COMPOUND	2.40%	EUR	100,000	12/17/2035	Annually	—	(1,333)	(1,333)
EUR-EuroSTR-COMPOUND	2.41%	EUR	200,000	12/17/2035	Annually	—	(2,531)	(2,531)
EUR-EuroSTR-COMPOUND	2.41%	EUR	170,000	12/17/2035	Annually	—	(2,151)	(2,151)
EUR-EuroSTR-COMPOUND	2.41%	EUR	100,000	12/17/2035	Annually	—	(1,234)	(1,234)
EUR-EuroSTR-COMPOUND	2.41%	EUR	100,000	12/17/2035	Annually	—	(1,245)	(1,245)
EUR-EuroSTR-COMPOUND	2.44%	EUR	200,000	12/17/2035	Annually	—	(1,908)	(1,908)
EUR-EuroSTR-COMPOUND	2.47%	EUR	200,000	12/17/2035	Annually	—	(1,390)	(1,390)
EUR-EuroSTR-COMPOUND	2.48%	EUR	200,000	12/17/2035	Annually	—	(1,100)	(1,100)
EUR-EuroSTR-COMPOUND	2.50%	EUR	200,000	12/17/2035	Annually	—	(716)	(716)
EUR-EuroSTR-COMPOUND	2.50%	EUR	200,000	12/17/2035	Annually	—	(623)	(623)
EUR-EuroSTR-COMPOUND	2.51%	EUR	100,000	12/17/2035	Annually	—	(239)	(239)
EUR-EuroSTR-COMPOUND	2.52%	EUR	175,000	12/17/2035	Annually	—	(164)	(164)
2.46%	EUR-EuroSTR-COMPOUND	EUR	100,000	12/17/2035	Annually	157	778	621
2.46%	EUR-EuroSTR-COMPOUND	EUR	400,000	12/17/2035	Annually	546	3,030	2,484
2.54%	EUR-EuroSTR-COMPOUND	EUR	200,000	12/17/2035	Annually	—	(113)	(113)
2.54%	EUR-EuroSTR-COMPOUND	EUR	200,000	12/17/2035	Annually	—	(206)	(206)
2.54%	EUR-EuroSTR-COMPOUND	EUR	200,000	12/17/2035	Annually	—	(61)	(61)

GMO Multi-Sector Fixed Income Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)

November 30, 2025 (Unaudited)

Swap Contracts — continued

Centrally Cleared Interest Rate Swaps — continued

Fund Pays	Fund Receives	Notional Amount		Expiration Date	Periodic Payment Frequency	Premiums Paid/ (Received) ($)	Value ($)	Net Unrealized Appreciation/ (Depreciation) ($)
2.48%	EUR-EuroSTR-COMPOUND	EUR	200,000	12/17/2035	Annually	—	1,089	1,089
2.49%	EUR-EuroSTR-COMPOUND	EUR	200,000	12/17/2035	Annually	—	996	996
2.55%	EUR-EuroSTR-COMPOUND	EUR	100,000	12/17/2035	Annually	—	(155)	(155)
GBP-SONIA-COMPOUND	4.02%	GBP	200,000	12/17/2035	Annually	—	1,486	1,486
GBP-SONIA-COMPOUND	4.10%	GBP	1,700,000	12/17/2035	Annually	(1,035)	27,472	28,507
GBP-SONIA-COMPOUND	4.10%	GBP	1,300,000	12/17/2035	Annually	(1,360)	20,444	21,804
GBP-SONIA-COMPOUND	4.19%	GBP	145,000	12/17/2035	Annually	—	3,640	3,640
GBP-SONIA-COMPOUND	4.20%	GBP	200,000	12/17/2035	Annually	—	5,411	5,411
4.19%	GBP-SONIA-COMPOUND	GBP	100,000	12/17/2035	Annually	—	(2,505)	(2,505)
3.94%	GBP-SONIA-COMPOUND	GBP	200,000	12/17/2035	Annually	—	400	400
3.94%	GBP-SONIA-COMPOUND	GBP	130,000	12/17/2035	Annually	—	183	183
3.90%	GBP-SONIA-COMPOUND	GBP	200,000	12/17/2035	Annually	—	1,213	1,213
3.91%	3 Month NZD Bank Bill Rate	NZD	400,000	12/17/2035	Quarterly	(504)	335	839
3.78%	3 Month NZD Bank Bill Rate	NZD	600,000	12/17/2035	Quarterly	—	4,340	4,340
3.74%	3 Month NZD Bank Bill Rate	NZD	300,000	12/17/2035	Quarterly	—	2,735	2,735
3.67%	3 Month NZD Bank Bill Rate	NZD	400,000	12/17/2035	Quarterly	—	5,055	5,055
3.61%	3 Month NZD Bank Bill Rate	NZD	300,000	12/17/2035	Quarterly	—	4,653	4,653
3.74%	3 Month NZD Bank Bill Rate	NZD	300,000	12/17/2035	Quarterly	—	2,713	2,713
3.93%	3 Month NZD Bank Bill Rate	NZD	400,000	12/17/2035	Quarterly	—	(89)	(89)
3 Month NZD Bank Bill Rate	3.57%	NZD	200,000	12/17/2035	Quarterly	—	(3,488)	(3,488)
3 Month NZD Bank Bill Rate	3.62%	NZD	400,000	12/17/2035	Quarterly	—	(6,030)	(6,030)
3 Month NZD Bank Bill Rate	3.75%	NZD	400,000	12/17/2035	Quarterly	—	(3,347)	(3,347)
3 Month NZD Bank Bill Rate	3.91%	NZD	400,000	12/17/2035	Quarterly	—	(355)	(355)
3 Month NZD Bank Bill Rate	3.92%	NZD	2,900,000	12/17/2035	Quarterly	4,283	(1,734)	(6,017)
3 Month SEK STIBOR	2.61%	SEK	2,000,000	12/17/2035	Quarterly	(172)	(4,917)	(4,745)
3 Month SEK STIBOR	2.64%	SEK	2,000,000	12/17/2035	Quarterly	—	(4,363)	(4,363)
3 Month SEK STIBOR	2.65%	SEK	2,000,000	12/17/2035	Quarterly	—	(4,095)	(4,095)
3 Month SEK STIBOR	2.65%	SEK	1,000,000	12/17/2035	Quarterly	—	(2,020)	(2,020)
3 Month SEK STIBOR	2.76%	SEK	2,000,000	12/17/2035	Quarterly	—	(2,127)	(2,127)
3 Month SEK STIBOR	2.78%	SEK	2,000,000	12/17/2035	Quarterly	—	(1,647)	(1,647)
2.76%	3 Month SEK STIBOR	SEK	1,420,000	12/17/2035	Quarterly	—	1,399	1,399
2.74%	3 Month SEK STIBOR	SEK	3,640,000	12/17/2035	Quarterly	—	4,393	4,393
2.78%	3 Month SEK STIBOR	SEK	2,000,000	12/17/2035	Quarterly	—	1,712	1,712
2.73%	3 Month SEK STIBOR	SEK	2,400,000	12/17/2035	Quarterly	—	3,118	3,118
2.73%	3 Month SEK STIBOR	SEK	2,000,000	12/17/2035	Quarterly	—	2,571	2,571
2.74%	3 Month SEK STIBOR	SEK	1,000,000	12/17/2035	Quarterly	—	1,244	1,244
2.81%	3 Month SEK STIBOR	SEK	2,000,000	12/17/2035	Quarterly	—	1,185	1,185
2.84%	3 Month SEK STIBOR	SEK	2,000,000	12/17/2035	Quarterly	—	548	548
USD-SOFR-OIS COMPOUND	3.50%	USD	100,000	12/17/2035	Annually	—	(941)	(941)
USD-SOFR-OIS COMPOUND	3.53%	USD	300,000	12/17/2035	Annually	—	(2,028)	(2,028)
USD-SOFR-OIS COMPOUND	3.55%	USD	200,000	12/17/2035	Annually	—	(1,057)	(1,057)
USD-SOFR-OIS COMPOUND	3.60%	USD	100,000	12/17/2035	Annually	—	(103)	(103)
USD-SOFR-OIS COMPOUND	3.61%	USD	300,000	12/17/2035	Annually	—	(20)	(20)
3.52%	USD-SOFR-OIS COMPOUND	USD	1,600,000	12/17/2035	Annually	(769)	11,356	12,125
3.51%	USD-SOFR-OIS COMPOUND	USD	200,000	12/17/2035	Annually	—	1,622	1,622
3.50%	USD-SOFR-OIS COMPOUND	USD	200,000	12/17/2035	Annually	—	1,815	1,815
3.67%	USD-SOFR-OIS COMPOUND	USD	200,000	12/17/2035	Annually	—	(1,022)	(1,022)
3.64%	USD-SOFR-OIS COMPOUND	USD	100,000	12/17/2035	Annually	—	(246)	(246)
3.68%	USD-SOFR-OIS COMPOUND	USD	200,000	12/17/2035	Annually	—	(1,124)	(1,124)

						$(844)	$(13,513)	$(12,669)

GMO Multi-Sector Fixed Income Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)

November 30, 2025 (Unaudited)

As of November 30, 2025, for the above contracts and/or agreements, the Fund had sufficient cash and/or securities to cover commitments or collateral requirements, if any, of the relevant broker or exchange.

Notes to Schedule of Investments:

†	Denominated in U.S. Dollar, unless otherwise indicated.
(a)

All or a portion of this security has been pledged to cover margin requirements on futures and/or cleared swap contracts, collateral on OTC swap contracts, forward currency contracts, written options, repurchase agreements and/or reverse repurchase agreements, if any.

(b)	Affiliated company.
(c)	The rate disclosed is the 7 day net yield as of November 30, 2025.

The rates shown on variable rate notes are the current interest rates at November 30, 2025, which are subject to change based on the terms of the security.

Portfolio Abbreviations:

AUD BBSW - Bank Bill Swap Reference Rate denominated in Australian Dollar.

BNM - Bank Negara Malaysia

BRL CDI - Brazilian Interbank Offered Rate dominated in Brazilian Real.

CDI - Certificado de Deposito Interbancario

CNY-CNREPOFIX=CFXS - China 7 Day Interbank Repo Trading Rate denominated in Chinese Reminibi.

CORRA - Canadian Overnight Repo Rate Average

EuroSTR - Euro Short-Term Rate

FBIL - Financial Benchmarks India PVT. LTD.

HIBOR - Hong Kong Interbank Offered Rate

HKAB - Hong Kong Association of Banks

IBR - Indicador Bancario de Referencia

KLIBOR - Kuala Lumpur Interbank Offered Rate

KSDA - Korean Securities Dealers Association

MIBOR - Mumbai Interbank Offer Rate

NZD Bank Bill Rate - Bank Bill Rate denominated in New Zealand Dollar.

OIS - Overnight Indexed Swaps

PLN WIBOR WIBO - Warsaw Interbank Offered Rate denominated in Polish Zloty.

PRIBOR - Prague Interbank Offered Rate

REIT - Real Estate Investment Trust

SAFEX - South African Futures Exchange

SARON - Swiss Average Rate Overnight

SEK STTBOR - Stockholm Interbank Offered Rate denominated in Swedish Krona.

SHIR - Shekel Overnight Interest Rate

SOFR - Secured Overnight Financing Rate

SONIA - Sterling Overnight Interbank Average Rate

SORA - Singapore Overnight Rate Average

TBA - To Be Announced - Delayed Delivery Security

THOR - Thai Overnight Repurchase Rate

THE - The Interbank Equilibrium Interest Rate denominated in Mexican Peso

WIBOR - Warsaw Interbank Offered Rate

ZAR JIBAR - Johannesburg Interbank Average Rate denominated in South African Rand.

Counterparty Abbreviations:

BCLY - Barclays Bank PLC

BOA - Bank of America, N.A.

CITI - Citibank N.A.

DB - Deutsche Bank AG

GS - Goldman Sachs International

JPM - JPMorgan Chase Bank, N.A.

MSCI - Morgan Stanley & Co. International PLC

SSB - State Street Bank and Trust Company

Currency Abbreviations:

AUD - Australian Dollar

BRL - Brazilian Real

CAD - Canadian Dollar

CHF - Swiss Franc

CLP - Chilean Peso

CNY - China Yuan Renminbi

COP - Colombian Peso

CZK - Czech Republic Koruna

EUR - Euro

GBP - British Pound

HKD - Hong Kong Dollar

HUF - Hungarian Forint

IDR - Indonesian Rupiah

ILS - Israeli Shekel

INR - Indian Rupee

JPY - Japanese Yen

KRW - South Korean Won

MXN - Mexican Peso

MYR - Malaysian Ringgit

NOK - Norwegian Krone

NZD - New Zealand Dollar

PEN - Peruvian Sol

PHP - Philippines Peso

PLN - Polish Zloty

RON - Romanian New Leu

SEK - Swedish Krona

SGD - Singapore Dollar

THB - Thai Baht

TWD - Taiwan New Dollar

USD - United States Dollar

ZAR - South African Rand

GMO Opportunistic Income Fund

(A Series of GMO Trust)

Schedule of Investments

(showing percentage of total net assets)

November 30, 2025 (Unaudited)

Par Value†	Description	Value ($)

	DEBT OBLIGATIONS — 95.8%

	Asset-Backed Securities — 71.8%

	Auto Retail Prime — 0.5%

6,847,000	Chase Auto Owner Trust, Series 24-4A, Class A3, 144A, 4.94%, due 07/25/29	6,910,371

	Auto Retail Subprime — 1.8%

5,856,151	GM Financial Consumer Automobile Receivables Trust, Series 24-1, Class A3, 4.85%, due 12/18/28	5,888,333

7,000,000	Hyundai Auto Receivables Trust, Series 24-A, Class A3, 4.99%, due 02/15/29	7,056,097

3,621,000	Volkswagen Auto Loan Enhanced Trust, Series 24-1, Class A3, 4.63%, due 07/20/29	3,663,165

6,030,000	World Omni Auto Receivables Trust, Series 24-C, Class A3, 4.43%, due 12/17/29	6,064,450

	Total Auto Retail Subprime	22,672,045

	CMBS CDO — 0.0%

8,586,000	ARCap Resecuritization Trust, Series 05-1A, Class B, 144A, 5.55%, due 12/21/42	9

	Collateralized Loan Obligations — 6.8%

3,905,958	Battalion CLO XV Ltd., Series 20-15A, Class A1RR, 144A, Variable Rate, 3 mo. USD Term SOFR + 0.98%, 4.86%, due 01/17/33	3,905,180

3,123,210	Black Diamond CLO Ltd., Series 16-1A, Class A1AR, 144A, Variable Rate, 3 mo. USD Term SOFR + 1.29%, 5.15%, due 04/26/31	3,128,317

2,571,001	BlueMountain CLO Ltd., Series 13-2A, Class BR, 144A, Variable Rate, 3 mo. USD Term SOFR + 1.86%, 5.72%, due 10/22/30	2,572,472

18,683,473	Canyon Capital CLO Ltd., Series 16-1A, Class AR, 144A, Variable Rate, 3 mo. USD Term SOFR + 1.33%, 5.24%, due 07/15/31	18,695,674

4,697,099	Dryden 64 CLO Ltd., Series 18-64A, Class A, 144A, Variable Rate, 3 mo. USD Term SOFR + 1.23%, 5.12%, due 04/18/31	4,700,430

4,945,735	Elevation CLO Ltd., Series 18-10A, Class AR, 144A, Variable Rate, 3 mo. USD Term SOFR + 0.92%, 4.80%, due 10/20/31	4,942,921

10,035,295	Gallatin CLO VIII Ltd., Series 17-1A, Class A1R, 144A, Variable Rate, 3 mo. USD Term SOFR + 1.35%, 5.26%, due 07/15/31	10,043,463

2,909,988	Jefferson Mill CLO Ltd., Series 15-1A, Class ARR, 144A, Variable Rate, 3 mo. USD Term SOFR + 1.23%, 5.11%, due 10/20/31	2,911,012

Par Value†	Description	Value ($)

	Asset-Backed Securities — continued

	Collateralized Loan Obligations — continued

1,135,765	MidOcean Credit CLO VI, Series 16-6A, Class ARRR, 144A, Variable Rate, 3 mo. USD Term SOFR + 1.23%, 5.10%, due 04/20/33	1,136,718

493,620	Mountain View CLO IX Ltd., Series 15-9A, Class A1R, 144A, Variable Rate, 3 mo. USD Term SOFR + 1.38%, 5.29%, due 07/15/31	493,704

1,441,859	Mountain View CLO LLC, Series 16-1A, Class AR2, 144A, Variable Rate, 3 mo. USD Term SOFR + 1.26%, 5.17%, due 04/14/33	1,441,823

4,000,000	Mountain View CLO Ltd., Series 13-1A, Class BRR, 144A, Variable Rate, 3 mo. USD Term SOFR + 1.93%, 5.84%, due 10/12/30	4,003,836

2,878,008	Northwoods Capital XVII Ltd., Series 18-17A, Class A, 144A, Variable Rate, 3 mo. USD Term SOFR + 1.32%, 5.18%, due 04/22/31	2,884,060

1,083,456	OZLM VII Ltd., Series 14-7A, Class SUB, 144A, Variable Rate, 0.00, due 07/17/26	108

1,673,975	OZLM XVIII Ltd., Series 18-18A, Class A, 144A, Variable Rate, 3 mo. USD Term SOFR + 1.28%, 5.19%, due 04/15/31	1,674,687

1,572,517	OZLM XXII Ltd., Series 18-22A, Class A2, 144A, Variable Rate, 3 mo. USD Term SOFR + 1.76%, 5.64%, due 01/17/31	1,575,278

6,000,000	Rockford Tower CLO Ltd., Series 18-1 A, Class B, 144A, Variable Rate, 3 mo. USD Term SOFR + 1.98%, 5.87%, due 05/20/31	6,012,678

103,440	Shackleton CLO Ltd., Series 14-5RA, Class A, 144A, Variable Rate, 3 mo. USD Term SOFR + 1.36%, 5.23%, due 05/07/31	103,474

311,223	Sound Point CLO XIX Ltd., Series 18-1A, Class A, 144A, Variable Rate, 3 mo. USD Term SOFR + 1.26%, 5.17%, due 04/15/31	311,363

755,452	Sounds Point CLO IV-R Ltd., Series 13-3RA, Class A, 144A, Variable Rate, 3 mo. USD Term SOFR + 1.41%, 5.30%, due 04/18/31	756,380

1,306,188	Steele Creek CLO Ltd., Series 16-1A, Class AR, 144A, Variable Rate, 3 mo. USD Term SOFR + 1.38%, 5.42%, due 06/15/31	1,306,387

255,892	Symphony CLO XV Ltd., Series 14-15A, Class AR3, 144A, Variable Rate, 3 mo. USD Term SOFR + 1.34%, 5.22%, due 01/17/32	256,037

1,531,843	Venture 32 CLO Ltd., Series 18-32A, Class Al, 144A, Variable Rate, 3 mo. USD Term SOFR + 1.36%, 5.25%, due 07/18/31	1,534,801

GMO Opportunistic Income Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)

(showing percentage of total net assets)

November 30, 2025 (Unaudited)

Par Value†	Description	Value ($)

	Asset-Backed Securities — continued

	Collateralized Loan Obligations — continued

1,667,909	Venture 38 CLO Ltd., Series 19-38A, Class ARR, 144A, Variable Rate, 3 mo. USD Term SOFR + 1.00%, 4.84%, due 07/30/32	1,668,243

2,070,000	Voya CLO Ltd., Series 25-1A, Class X, 144A, Variable Rate, 3 mo. USD Term SOFR + 0.90%, 4.78%, due 04/20/38	2,069,969

2,827,523	Zais CLO 13 Ltd., Series 19-13A, Class A1AR, 144A, Variable Rate, 3 mo. USD Term SOFR + 1.30%, 5.20%, due 07/15/32	2,828,396

5,368,000	Zais CLO 16 Ltd., Series 20-16A, Class A1R2, 144A, Variable Rate, 3 mo. USD Term SOFR + 1.13%, 5.01%, due 10/20/34	5,360,034

	Total Collateralized Loan Obligations	86,317,445

	Commercial Mortgage-Backed Securities — 22.4%

15,387,600	BBCMS Mortgage Trust, Series 18-TALL, Class A, 144A, Variable Rate, 1 mo. USD Term SOFR + 0.92%, 4.88%, due 03/15/37	14,466,369

11,037,000	BBCMS Mortgage Trust, Series 18-CHRS, Class E, 144A, Variable Rate, 4.41%, due 08/05/38	9,485,595

5,056,020	Bear Steams Mortgage Funding Trust, Series 06-AR1, Class 1A1, Variable Rate, 1 mo. USD Term SOFR + 0.53%, 4.49%, due 07/25/36	4,735,596

4,825,120	Benchmark Mortgage Trust, Series 18-B8, Class A5, 4.23%, due 01/15/52	4,789,935

16,000,000	Benchmark Mortgage Trust, Series 19-B9, Class A5, 4.02%, due 03/15/52	15,744,006

6,490,722	Benchmark Mortgage Trust, Series 19-B11, Class A5, 3.54%, due 05/15/52	6,292,823

9,635,057	Benchmark Mortgage Trust, Series 20-B19, Class A5, 1.85%, due 09/15/53	8,570,177

9,567,000	Benchmark Mortgage Trust, Series 20-B20, Class A5, 2.03%, due 10/15/53	8,509,562

10,694,000	Benchmark Mortgage Trust, Series 22-B32, Class A5, Variable Rate, 3.00%, due 01/15/55	9,611,778

5,295,000	Benchmark Mortgage Trust, Series 22-B33, Class A5, 3.46%, due 03/15/55	4,961,035

16,535,000	Benchmark Mortgage Trust, Series 22-B34, Class A5, Variable Rate, 3.79%, due 04/15/55	15,537,316

10,395,000	Benchmark Mortgage Trust, Series 19-B15, Class A5, 2.93%, due 12/15/72	9,764,368

8,000,000	BX Commercial Mortgage Trust, Series 20-VIV4, Class A, 144A, 2.84%, due 03/09/44	7,444,595

Par Value†	Description	Value ($)

	Asset-Backed Securities — continued

	Commercial Mortgage-Backed Securities — continued

8,000,000	BX Commercial Mortgage Trust, Series 20-VIVA, Class D, 144A, Variable Rate, 3.67%, due 03/11/44	7,472,121

13,000,000	BX Trust, Series 19-OC11, Class A, 144A, 3.20%, due 12/09/41	12,367,203

4,570,000	BX Trust, Series 19-OC11, Class D, 144A, Variable Rate, 4.08%, due 12/09/41	4,354,214

9,000,000	BX Trust, Series 19-OC11, Class E, 144A, Variable Rate, 4.08%, due 12/09/41	8,312,474

15,516,000	COMM Mortgage Trust, Series 24-277P, Class A, 144A, 6.34%, due 08/10/44	16,372,354

26,327,712	COMM Mortgage Trust, Series 18-COR3, Class A3, 4.23%, due 05/10/51	25,766,350

8,625,000	Grace Trust, Series 20-GRCE, Class A, 144A, 2.35%, due 12/10/40	7,751,749

13,916,000	Houston Galleria Mall Trust, Series 25-HGLR, Class A, 144A, Variable Rate, 5.64%, due 02/05/45	14,585,563

11,393,000	JP Morgan Chase Commercial Mortgage Securities Trust, Series 24-OMNI, Class A, 144A, Variable Rate, 5.99%, due 10/05/39	11,600,325

14,600,000	MKT Mortgage Trust, Series 20-525M, Class A, 144A, 2.69%, due 02/12/40	13,182,493

7,008,749	OBX Trust, Series 25-NQM8, Class Al, 144A, Step Up, 5.47%, due 03/25/65	7,054,476

4,000,000	ROCK Trust, Series 24-CNTR, Class A, 144A, 5.39%, due 11/13/41	4,125,524

4,000,000	ROCK Trust, Series 24-CNTR, Class E, 144A, 8.82%, due 11/13/41	4,222,381

1,362,979	Velocity Commercial Capital Loan Trust, Series 22-1, Class A, 144A, Variable Rate, 3.38%, due 02/25/52	1,242,117

3,715,390	WaMu Commercial Mortgage Securities Trust, Series 06-SL1, Class E, 144A, Variable Rate, 5.81%, due 11/23/43	3,695,734

11,594,960	WaMu Commercial Mortgage Securities Trust, Series 07-SL3, Class J, 144A, Variable Rate, 6.53%, due 03/23/45	10,682,935

2,285,000	Wells Fargo Commercial Mortgage Trust, Series 19-C51, Class A4, 3.31%, due 06/15/52	2,180,361

2,442,804	WFRBS Commercial Mortgage Trust, Series 14-C21, Class B, Variable Rate, 4.21%, due 08/15/47	2,383,908

9,814,966	WFRBS Commercial Mortgage Trust, Series 14-C21, Class C, Variable Rate, 4.23%, due 08/15/47	9,225,970

	Total Commercial Mortgage-Backed Securities	286,491,407

	Credit Cards — 1.1%

13,695,000	American Express Credit Account Master Trust, Series 24-3, Class A, 4.65%, due 07/15/29	13,878,275

GMO Opportunistic Income Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)

(showing percentage of total net assets)

November 30, 2025 (Unaudited)

Par Value†	Description	Value ($)

	Asset-Backed Securities — continued

	Residential Mortgage-Backed Securities — Other — 9.7%

734,336	ACE Securities Corp. Home Equity Loan Trust, Series 06-ASL1, Class A, Variable Rate, 1 mo. USD Term SOFR + 0.39%, 4.35%, due 02/25/36	50,277

2,040,944	ACE Securities Corp. Home Equity Loan Trust, Series 05-SD3, Class M2, Variable Rate, 1 mo. USD Term SOFR + 2.36%, 6.32%, due 08/25/45	1,862,451

17,663,707	American Home Mortgage Investment Trust, Series 06-2, Class 4A, Variable Rate, 1 mo. USD Term SOFR + 0.47%, 4.43%, due 02/25/36	513,016

8,199,586	Angel Oak Mortgage Trust, Series 25-5, Class A1, 144A, Step Up, 5.57%, due 04/25/70	8,261,310

1,327,993	Atlas Senior Loan Fund XV Ltd., Series 19-15A, Class A1R, 144A, Variable Rate, 3 mo. USD Term SOFR + 1.22%, 5.08%, due 10/23/32	1,329,492

13,743,281	BankAmerica Manufactured Housing Contract Trust, Series 98-1, Class B2, Variable Rate, 8.00%, due 08/10/28	1,107,983

1,937,569	BCMSC Trust, Series 99-A, Class M1, Variable Rate, 6.79%, due 03/15/29	1,924,636

8,834,023	BCMSC Trust, Series 99-B, Class A4, Variable Rate, 7.30%, due 12/17/29	537,148

2,928,137	BCMSC Trust, Series 00-A, Class A4, Variable Rate, 8.29%, due 06/15/30	197,512

4,478,979	Bear Steams Mortgage Funding Trust, Series 07-AR1, Class 1A1, Variable Rate, 1 mo. USD Term SOFR + 0.27%, 4.23%, due 01/25/37	3,978,277

74,153	Bear Steams Mortgage Funding Trust, Series 07-SL2, Class 1A, Variable Rate, 1 mo. USD Term SOFR + 0.43%, 4.39%, due 02/25/37	95,561

944,904	Conseco Finance Corp., Series 97-6, Class Ml, Variable Rate, 7.21%, due 01/15/29	960,160

916,718	Conseco Finance Corp., Series 98-6, Class Ml, Variable Rate, 6.63%, due 06/01/30	930,533

4,219,126	Conseco Finance Securitizations Corp., Series 02-2, Class M2, Variable Rate, 9.16%, due 03/01/33	4,273,158

4,640,579	Conseco Finance Securitizations Corp., Series 01-3, Class Ml, Variable Rate, 7.15%, due 05/01/33	4,816,723

3,685,703	Conseco Finance Securitizations Corp., Series 02-1, Class M2, Variable Rate, 9.55%, due 12/01/33	3,641,643

515,225	CoreVest American Finance Ltd., Series 21-1, Class A, 144A, 1.57%, due 04/15/53	508,281

1,401,475	Dryden 40 Senior Loan Fund, Series 15-40A, Class AR2, 144A, Variable Rate, 3 mo. USD Term SOFR + 1.15%, 5.00%, due 08/15/31	1,402,276

Par Value†	Description	Value ($)

	Asset-Backed Securities — continued

	Residential Mortgage-Backed Securities — Other — continued

6,188,118	FirstKey Homes Trust, Series 21-SFR3, Class A, 144A, 2.14%, due 12/17/38	6,047,285

2,065,676	GMACM Home Equity Loan Trust, Series 04-HE3, Class A3, FSA, Variable Rate, 1 mo. USD Term SOFR + 0.61%, 4.57%, due 10/25/34	2,045,650

1,079,209	GMACM Home Equity Loan Trust, Series 07-HE3, Class 2A1, Variable Rate, 7.00%, due 09/25/37	1,069,287

4,328,989	Home Equity Loan Trust, Series 05-HS1, Class AI4, Step Up, 5.41%, due 09/25/35	47,530

7,633,491	Home Loan Trust, Series 06-HI4, Class A4, Step Up, 6.22%, due 09/25/36	1,378,580

8,346,803	Home Loan Trust, Series 07-HI1, Class A4, Step Up, 6.43%, due 03/25/37	782,841

8,485,464	Invitation Homes Trust, Series 24-SFR1, Class A, 144A, 4.00%, due 09/17/41	8,358,959

3,332,776	Lehman ABS Manufactured Housing Contract Trust, Series 01-B, Class M2, Variable Rate, 7.17%, due 04/15/40	3,173,856

3,481,919	MASTR Second Lien Trust, Series 06-1, Class A, Variable Rate, 1 mo. USD Term SOFR + 0.43%, 4.39%, due 03/25/36	187,017

84,047	Mellon Re-REMICS Pass-Through Trust, Series 04-TBC1, Class A, 144A, Variable Rate, 1 mo. USD Term SOFR + 0.36%, 4.30%, due 02/26/34	78,511

741,413	New Century Home Equity Loan Trust, Series 03-B, Class Ml, Variable Rate, 1 mo. USD Term SOFR + 1.09%, 5.04%, due 10/25/33	747,454

13,460,399	New Century Home Equity Loan Trust, Series 06-S1, Class A2A, Variable Rate, 1 mo. USD Term SOFR + 0.31%, 4.27%, due 03/25/36	285,760

7,678,088	New Century Home Equity Loan Trust, Series 06-S1, Class Al, Variable Rate, 1 mo. USD Term SOFR + 0.45%, 4.41%, due 03/25/36	162,918

20,470,627	New Century Home Equity Loan Trust, Series 06-S1, Class A2B, Variable Rate, 1 mo. USD Term SOFR + 0.51%, 4.47%, due 03/25/36	434,245

10,725	Nomura Asset Acceptance Corp. Alternative Loan Trust, Series 05-S3, Class Ml, Variable Rate, 1 mo. USD Term SOFR + 1.01%, 5.01%, due 08/25/35(a)	221,160

1,297,409	Oakwood Mortgage Investors, Inc., Series 01-E, Class A2, 5.05%, due 11/15/19	1,259,586

538,518	Oakwood Mortgage Investors, Inc., Series 98-A, Class Bl, Variable Rate, 7.50%, due 05/15/28	540,743

1,927,470	Oakwood Mortgage Investors, Inc., Series 98-D, Class Ml, 144A, 7.42%, due 01/15/29	1,940,635

GMO Opportunistic Income Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)

(showing percentage of total net assets)

November 30, 2025 (Unaudited)

Par Value†	Description	Value ($)

	Asset-Backed Securities — continued

	Residential Mortgage-Backed Securities — Other — continued

5,702,990	Oakwood Mortgage Investors, Inc., Series 99-E, Class Al, Variable Rate, 7.61%, due 03/15/30	2,274,331

11,752,084	Oakwood Mortgage Investors, Inc., Series 00-D, Class A4, Variable Rate, 7.40%, due 07/15/30	1,452,514

3,279,241	Oakwood Mortgage Investors, Inc., Series 01-B, Class Ml, 144A, Variable Rate, 7.92%, due 03/15/31	3,231,381

2,460,710	Oakwood Mortgage Investors, Inc., Series 01-D, Class A4, Variable Rate, 6.93%, due 09/15/31	970,873

267,963	Oakwood Mortgage Investors, Inc., Series 01-E, Class A3, 5.69%, due 12/15/31	263,496

1,863,337	Oakwood Mortgage Investors, Inc., Series 02-C, Class Ml, Variable Rate, 6.89%, due 11/15/32	1,883,832

1,278,902	Progress Residential Trust, Series 21-SFR10, Class A, 144A, 2.39%, due 12/17/40	1,216,442

3,391,927	RALI Trust, Series 05-QS11, Class Al, 5.50%, due 07/25/35	2,902,751

12,773,300	Tricon American Homes, Series 20-SFR1, Class A, 144A, 1.50%, due 07/17/38	12,541,567

11,107,536	Tricon American Homes Trust, Series 19-SFR1, Class A, 144A, 2.75%, due 03/17/38	11,045,897

5,707,392	Tricon American Homes Trust, Series 20-SFR2, Class A, 144A, 1.48%, due 11/17/39	5,430,547

9,936,339	Tricon Residential Trust, Series 24-SFR4, Class A, 144A, 4.30%, due 11/17/41	9,905,184

1,314,637	UCFC Manufactured Housing Contract, Series 98-2, Class Ml, 6.73%, due 10/15/29	1,275,582

4,626,407	Verus Securitization Trust, Series 22-5, Class Al, 144A, Step Up, 3.80%, due 04/25/67	4,593,251

	Total Residential Mortgage-Backed Securities — Other	124,140,102

	Residential Mortgage-Backed Securities — Performing Loans — 0.6%

1,912,677	Ajax Mortgage Loan Trust, Series 21-A, Class Al, 144A, Variable Rate, 1.07%, due 09/25/65	1,736,606

3,359,189	COLT Trust, Series 21-RPL1, Class Al, 144A, Variable Rate, 1.67%, due 09/25/61	3,113,033

3,725,481	CSMC Trust, Series 21-RPL2, Class Al A, 144A, Variable Rate, 1.11%, due 01/25/60	3,191,860

	Total Residential Mortgage-Backed Securities — Performing Loans	8,041,499

Par Value†	Description	Value ($)

	Asset-Backed Securities — continued

	Residential Mortgage-Backed Securities — Prime — 2.5%

7,238,353	American Home Mortgage Assets Trust, Series 06-4, Class 1A12, Variable Rate, 1 mo. USD Term SOFR + 0.32%, 4.28%, due 10/25/46	3,653,372

341,790	Bear Steams ARM Trust, Series 05-9, Class Al, Variable Rate, 1 yr. CMT + 2.30%, 6.42%, due 10/25/35	331,088

3,588,210	CSMC Mortgage-Backed Trust, Series 07-4, Class 2A1, 6.00%, due 06/25/37	1,869,903

1,005,933	IndyMac INDA Mortgage Loan Trust, Series 06-AR3, Class 1A1, Variable Rate, 3.95%, due 12/25/36	764,552

770,958	IndyMac INDA Mortgage Loan Trust, Series 07-AR1, Class 1A1, Variable Rate, 4.05%, due 03/25/37	594,751

6,267,351	IndyMac INDX Mortgage Loan Trust, Series 06-AR2, Class 1A1A, Variable Rate, 1 mo. USD Term SOFR + 0.55%, 4.51%, due 04/25/46	5,882,243

1,599,490	Morgan Stanley Mortgage Loan Trust, Series 06-2, Class 6A, 6.50%, due 02/25/36	638,631

50,789,310	RFMSI Trust, Series 05-SA4, Class 2A2, Variable Rate, 6.23%, due 09/25/35(a)	—

3,751,610	Structured Adjustable Rate Mortgage Loan Trust, Series 05-9, Class 2A2A, Variable Rate, 1 yr. MTA + 1.40%, 5.48%, due 05/25/35	3,065,172

2,986,664	Structured Asset Mortgage Investments II Trust, Series 07-AR1, Class 1A1, Variable Rate, 1 mo. USD Term SOFR + 0.43%, 4.39%, due 01/25/37	2,738,326

595,708	WaMu Mortgage Pass-Through Certificates Trust, Series 05-AR10, Class 1A3, Variable Rate, 4.67%, due 09/25/35	566,570

760,079	WaMu Mortgage Pass-Through Certificates Trust, Series 06-AR19, Class 2A, Variable Rate, 1 yr. MTA + 1.25%, 5.33%, due 01/25/47	717,210

1,516,477	Washington Mutual Mortgage Pass-Through Certificates WMALT Trust, Series 05-4, Class CB3, Variable Rate, 1 mo. USD Term SOFR + 0.56%, 4.52%, due 06/25/35	1,322,697

1,616,615	Washington Mutual Mortgage Pass-Through Certificates WMALT Trust, Series 05-10, Class 4CB3, Variable Rate, 1 mo. USD Term SOFR + 0.71%, 4.67%, due 12/25/35	1,433,444

3,844,827	Washington Mutual Mortgage Pass-Through Certificates WMALT Trust, Series 06-8, Class A5, Step Up, 4.10%, due 10/25/36	1,282,743

GMO Opportunistic Income Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)

(showing percentage of total net assets)

November 30, 2025 (Unaudited)

Par Value†	Description	Value ($)

	Asset-Backed Securities — continued

	Residential Mortgage-Backed Securities — Prime — continued

7,150,641	Washington Mutual Mortgage Pass-Through Certificates WMALT Trust, Series 07-5, Class A6, 6.00%, due 06/25/37	6,672,262

	Total Residential Mortgage-Backed Securities — Prime	31,532,964

	Residential Mortgage-Backed Securities — Subprime — 1.9%

668,492	ABFC Trust, Series 05-AQ1, Class A5, Step Up, 4.11%, due 06/25/35	658,717

527,057	BCAP LLC Trust, Series 14-RR2, Class 11A3, 144A, Variable Rate, 5.09%, due 05/26/37	516,681

14,473,952	Bravo Mortgage Asset Trust, Series 06-1A, Class Ml, 144A, Variable Rate, 1 mo. USD Term SOFR + 0.71%, 4.67%, due 07/25/36	13,214,937

301,984	Carrington Mortgage Loan Trust, Series 07-RFC1, Class A3, Variable Rate, 1 mo. USD Term SOFR + 0.25%, 4.21%, due 12/25/36	298,296

657,972	CHL Mortgage Pass-Through Trust, Series 04-HYB6, Class A2, Variable Rate, 5.28%, due 11/20/34	633,290

1,842,976	First Franklin Mortgage Loan Trust, Series 06-FF12, Class Al, Variable Rate, 1 mo. USD Term SOFR + 0.22%, 4.17%, due 09/25/36	1,782,130

1,759,132	Home Equity Asset Trust, Series 06-2, Class Ml, 144A, Variable Rate, 1 mo. USD Term SOFR + 0.68%, 4.64%, due 05/25/36	1,816,943

662,327	Lehman XS Trust, Series 07-15N, Class 2A1, Variable Rate, 1 mo. USD Term SOFR + 0.61%, 4.57%, due 08/25/37	657,115

2,314,760	Residential Asset Mortgage Products Trust, Series 05-RS1, Class MII2, Variable Rate, 1 mo. USD Term SOFR + 0.91%, 5.27%, due 01/25/35	2,262,628

1,080,570	Saxon Asset Securities Trust, Series 04-3, Class Ml, Variable Rate, 1 mo. USD Term SOFR + 1.01%, 4.97%, due 12/26/34	1,055,642

1,470,334	Washington Mutual Mortgage Pass-Through Certificates WMALT Trust, Series 06-AR9, Class 2A, Variable Rate, 1 yr. MTA + 0.84%, 4.92%, due 11/25/46	1,289,104

	Total Residential Mortgage-Backed Securities — Subprime	24,185,483

	Residential Mortgage-Backed Securities — Alt-A — 3.3%

790,317	Bear Steams ALT-A Trust, Series 04-11, Class 1M1, Variable Rate, 1 mo. USD Term SOFR + 1.01%, 4.97%, due 11/25/34	792,679

Par Value†	Description	Value ($)

	Asset-Backed Securities — continued

	Residential Mortgage-Backed Securities — Alt-A — continued

1,564,595	Bear Steams ALT-A Trust, Series 07-1, Class 1A1, Variable Rate, 1 mo. USD Term SOFR + 0.43%, 4.39%, due 01/25/47	1,370,075

1,179,451	Bear Steams Asset-Backed Securities I Trust, Series 04-AC5, Class Al, Step Up, 5.25%, due 10/25/34	1,149,389

3,198,939	Citigroup Mortgage Loan Trust, Inc., Series 06-AR5, Class 2A2A, Variable Rate, 4.79%, due 07/25/36	1,765,950

98,391	Countrywide Alternative Loan Trust, Series 04-J11, Class 1CB1, 5.50%, due 11/25/34	98,711

2,021,740	Countrywide Alternative Loan Trust, Series 05-18CB, Class A8, 5.50%, due 05/25/35	1,521,698

1,478,105	Countrywide Alternative Loan Trust, Series 06-7CB, Class 1A1, Variable Rate, 1 mo. USD Term SOFR + 0.81%, 4.77%, due 05/25/36	599,188

1,535,131	Countrywide Alternative Loan Trust, Series 06-28CB, Class Al, Variable Rate, 1 mo. USD Term SOFR + 0.81%, 4.77%, due 10/25/36	546,129

2,125,106	Deutsche Alt-A Securities, Inc. Mortgage Loan Trust, Series 06-AF1, Class A4, Variable Rate, 1 mo. USD Term SOFR + 0.71%, 4.67%, due 04/25/36	2,031,010

7,463,831	Deutsche Alt-A Securities, Inc. Mortgage Loan Trust, Series 07-AR2, Class Al, Variable Rate, 1 mo. USD Term SOFR + 0.41%, 4.37%, due 03/25/37	7,179,539

4,004,148	Fieldstone Mortgage Investment Trust, Series 04-4, Class M4, Variable Rate, 1 mo. USD Term SOFR + 2.66%, 6.62%, due 10/25/35	2,573,595

10,241,138	GSAA Home Equity Trust, Series 06-9, Class A3, Variable Rate, 1 mo. USD Term SOFR + 0.43%, 4.39%, due 06/25/36	1,906,421

10,206,548	GSR Mortgage Loan Trust, Series 07-OA2, Class 1A1, Variable Rate, 3.28%, due 06/25/47	5,856,869

5,292,189	HarborView Mortgage Loan Trust, Series 07-4, Class 2A1, Variable Rate, 1 mo. USD Term SOFR + 0.55%, 4.29%, due 07/19/37	5,155,602

26,996	JP Morgan Resecuritization Trust, Series 09-10, Class 7A1, 144A, Variable Rate, 6.05%, due 02/26/37	26,871

1,019,285	Merrill Lynch First Franklin Mortgage Loan Trust, Series 07-H1, Class 2A1, Variable Rate, 1 mo. USD Term SOFR + 3.11%, 7.07%, due 10/25/37	1,003,757

2,475,199	Residential Asset Securitization Trust, Series 25-A8CB, Class A6, 5.00%, due 07/25/35	1,218,335

GMO Opportunistic Income Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)

(showing percentage of total net assets)

November 30, 2025 (Unaudited)

Par Value†	Description	Value ($)

	Asset-Backed Securities — continued

	Residential Mortgage-Backed Securities — Alt-A — continued

15,303,444	Residential Asset Securitization Trust, Series 06-A7CB, Class 3A1, 6.50%, due 07/25/36	3,706,154

7,574,330	Terwin Mortgage Trust, Series 06-7, Class 2A3, 144A, Variable Rate, 1 mo. USD Term SOFR + 0.65%, 4.61%, due 08/25/37	3,299,732

	Total Residential Mortgage-Backed Securities — Alt-A	41,801,704

	Small Balance Commercial Mortgages — 4.7%

1,976,965	Bayview Commercial Asset Trust, Series 05-2A, Class Al, 144A, Variable Rate, 1 mo. USD Term SOFR + 0.58%, 4.53%, due 08/25/35	1,932,169

965,295	Bayview Commercial Asset Trust, Series 05-4A, Class A2, 144A, Variable Rate, 1 mo. USD Term SOFR + 0.70%, 4.69%, due 01/25/36	924,057

1,259,120	Bayview Commercial Asset Trust, Series 06-1A, Class A2, 144A, Variable Rate, 1 mo. USD Term SOFR + 0.65%, 4.61%, due 04/25/36	1,197,193

506,138	Bayview Commercial Asset Trust, Series 06-1A, Class Ml, 144A, Variable Rate, 1 mo. USD Term SOFR + 0.68%, 4.64%, due 04/25/36	475,512

684,418	Bayview Commercial Asset Trust, Series 06-2A, Class Al, 144A, Variable Rate, 1 mo. USD Term SOFR + 0.46%, 4.41%, due 07/25/36	663,676

1,399,985	Bayview Commercial Asset Trust, Series 06-2A, Class A2, 144A, Variable Rate, 1 mo. USD Term SOFR + 0.53%, 4.49%, due 07/25/36	1,361,005

3,239,298	Bayview Commercial Asset Trust, Series 06-3A, Class Al, 144A, Variable Rate, 1 mo. USD Term SOFR + 0.49%, 4.44%, due 10/25/36	3,133,416

5,434,472	Bayview Commercial Asset Trust, Series 06-SP2, Class A, 144A, Variable Rate, 1 mo. USD Term SOFR + 0.53%, 4.49%, due 01/25/37	5,203,592

924,539	Bayview Commercial Asset Trust, Series 07-1, Class Al, 144A, Variable Rate, 1 mo. USD Term SOFR + 0.44%, 4.40%, due 03/25/37	889,712

1,597,654	Bayview Commercial Asset Trust, Series 07-3, Class Al, 144A, Variable Rate, 1 mo. USD Term SOFR + 0.47%, 4.43%, due 07/25/37	1,539,345

4,573,616	Bayview Commercial Asset Trust, Series 07-2A, Class Al, 144A, Variable Rate, 1 mo. USD Term SOFR + 0.52%, 4.47%, due 07/25/37	4,293,829

Par Value†	Description	Value ($)

	Asset-Backed Securities — continued

	Small Balance Commercial Mortgages — continued

5,979,582	Bayview Commercial Asset Trust, Series 07-4A, Class Al, 144A, Variable Rate, 1 mo. USD Term SOFR + 0.79%, 4.74%, due 09/25/37	5,687,640

831,385	Bayview Commercial Asset Trust, Series 08-1, Class A4,144A, Variable Rate, 1 mo. USD Term SOFR + 2.36%, 6.32%, due 01/25/38	821,874

75,691,547	FRESB Mortgage Trust, Series 20-SB76, Class X1, IO, Variable Rate, 0.00, due 05/25/30	2,862,738

92,887,195	FRESB Mortgage Trust, Series 19-SB63, Class X1, Variable Rate, 1.81%, due 04/25/39	3,203,299

35,071,520	FRESB Mortgage Trust, Series 20-SB74, Class X1, Variable Rate, 0.00, due 03/25/40	1,318,363

132,093,043	FRESB Mortgage Trust, Series 20-SB77, Class X1, IO, Variable Rate, 0.17%, due 06/25/40	5,110,244

1,295,000	Harvest Commercial Capital Loan Trust, Series 19-1, Class M4, 144A, Variable Rate, 4.64%, due 09/25/46	1,269,884

3,500,000	Harvest Commercial Capital Loan Trust, Series 19-1, Class M5, 144A, Variable Rate, 5.73%, due 09/25/46	3,423,237

3,230,000	Harvest Commercial Capital Loan Trust, Series 20-1, Class M4, 144A, Variable Rate, 5.96%, due 04/25/52	3,220,656

1,747,263	Harvest Commercial Capital Loan Trust, Series 24-1, Class A, 6.16%, due 10/25/56	1,801,183

2,111,576	Lehman Brothers Small Balance Commercial Mortgage Trust, Series 07-1 A, Class Ml, 144A, Variable Rate, 1 mo. USD Term SOFR + 0.61%, 4.57%, due 03/25/37	1,947,558

3,731,451	Lehman Brothers Small Balance Commercial Mortgage Trust, Series 07-3A, Class Ml, 144A, Variable Rate, 5.50%, due 10/25/37	3,734,691

3,562,933	Velocity Commercial Capital Loan Trust, Series 21-4, Class A, 144A, Variable Rate, 2.52%, due 12/26/51	3,235,519

1,243,761	Velocity Commercial Capital Loan Trust, Series 21-4, Class M3,144A, Variable Rate, 3.81%, due 12/26/51	1,041,139

	Total Small Balance Commercial Mortgages	60,291,531

	Student Loans — Federal Family Education Loan Program — 4.2%

7,350,672	AccessLex Institute, Series 04-2, Class A4, Variable Rate, 90 day USD SOFR Average + 0.60%, 4.91%, due 04/26/32	7,267,850

GMO Opportunistic Income Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)

(showing percentage of total net assets)

November 30, 2025 (Unaudited)

Par Value†	Description	Value ($)

	Asset-Backed Securities — continued

	Student Loans — Federal Family Education Loan Program — continued

3,095,785	AccessLex Institute, Series 04-2, Class B, Variable Rate, 90 day USD SOFR Average + 0.96%, 5.27%, due 01/25/43	2,827,264

9,761,242	SLC Student Loan Trust, Series 08-2, Class A4, Variable Rate, 90 day USD SOFR Average + 1.16%, 5.53%, due 06/15/40	9,676,381

7,482,198	SLM Student Loan Trust, Series 08-4, Class A4, Variable Rate, 90 day USD SOFR Average + 1.91%, 6.22%, due 07/25/22	7,499,134

7,653,884	SLM Student Loan Trust, Series 08-5, Class A4, Variable Rate, 90 day USD SOFR Average + 1.96%, 6.27%, due 07/25/23	7,691,064

3,983,896	SLM Student Loan Trust, Series 07-7, Class A4, Variable Rate, 90 day USD SOFR Average + 0.59%, 4.90%, due 01/25/49	3,929,907

15,494,048	SLM Student Loan Trust, Series 08-6, Class A4, Variable Rate, 90 day USD SOFR Average + 1.36%, 5.67%, due 07/26/83	15,408,045

	Total Student Loans — Federal Family Education Loan Program	54,299,645

	Student Loans — Private — 12.3%

2,606,984	Commonbond Student Loan Trust, Series 21-AGS, Class A, 144A, 1.20%, due 03/25/52	2,234,333

1,147,667	ELFI Graduate Loan Program LLC, Series 21-A, Class A, 144A, 1.53%, due 12/26/46	1,033,506

4,584,282	KeyCorp Student Loan Trust, Series 05-A, Class 2C, Variable Rate, 3 mo. USD Term SOFR + 1.56%, 5.55%, due 12/27/38	4,498,257

11,586,833	KeyCorp Student Loan Trust, Series 06-A, Class 2C, Variable Rate, 3 mo. USD Term SOFR + 1.41%, 5.40%, due 03/27/42	9,658,135

3,645,302	KeyCorp Student Loan Trust, Series 04-A, Class 2D, Variable Rate, 3 mo. USD Term SOFR + 1.51%, 5.37%, due 07/28/42	3,516,523

8,758,011	National Collegiate Commutation Trust, Series 07-3, Class A3R4,144A, Variable Rate, 7-DayAuct + 0.00%, 8.64%, due 03/31/38(a)	1,149,489

7,625,000	National Collegiate II Commutation Trust, Series 07-4, Class A3R7, Variable Rate, 28 day ARS + 0.00%, 8.07%, due 03/25/38(a)	1,000,781

898,577	National Collegiate Student Loan Trust, Series 06-4, Class A4, Variable Rate, 1 mo. USD Term SOFR + 0.42%, 4.38%, due 05/25/32	894,272

Par Value†	Description	Value ($)

	Asset-Backed Securities — continued

	Student Loans — Private — continued

2,728,431	National Collegiate Student Loan Trust, Series 07-2, Class A4, Variable Rate, 1 mo. USD Term SOFR + 0.40%, 4.36%, due 01/25/33	2,683,772

3,059,664	National Collegiate Student Loan Trust, Series 06-1, Class A5, Variable Rate, 1 mo. USD Term SOFR + 0.46%, 4.42%, due 03/25/33	3,028,929

901,406	National Collegiate Student Loan Trust, Series 05-2, Class A51, Variable Rate, 1 mo. USD Term SOFR + 0.48%, 4.44%, due 06/25/33	894,693

7,177,456	National Collegiate Student Loan Trust, Series 07-1, Class A4, Variable Rate, 1 mo. USD Term SOFR + 0.42%, 4.37%, due 10/25/33	7,096,719

24,944	National Collegiate Student Loan Trust, Series 07-3, Class A3A4, Variable Rate, 7.75%, due 03/25/38 (b)	19,442

75,000	National Collegiate Student Loan Trust, Series 07-4, Class A3A7, Variable Rate, 7.75%, due 03/25/38 (b)	58,455

3,637,760	Navient Private Education Refi Loan Trust, Series 22-A, Class A, 144A, 2.23%, due 07/15/70	3,340,856

1,083,199	Navient Student Loan Trust, Series 23-BA, Class A1B, 144A, Variable Rate, 30 day USD SOFR Average + 1.70%, 5.84%, due 03/15/72	1,092,723

2,012,091	Nelnet Student Loan Trust, Series 21-A, Class APT1, 144A, 1.36%, due 04/20/62	1,899,929

3,041,723	Nelnet Student Loan Trust, Series 21-DA, Class AFL, 144A, Variable Rate, 1 mo. USD Term SOFR + 0.80%, 4.76%, due 04/20/62	3,028,094

1,939,289	SLM Private Credit Student Loan Trust, Series 03-A, Class C, Variable Rate, 3 mo. USD Term SOFR + 1.86%, 5.90%, due 06/15/32	937,977

1,797,000	SLM Private Credit Student Loan Trust, Series 03-A, Class A3, Variable Rate, 7.03%, due 06/15/32 (b)	1,791,250

5,400,350	SLM Private Credit Student Loan Trust, Series 03-C, Class C, Variable Rate, 3 mo. USD Term SOFR + 1.86%, 5.90%, due 09/15/32	1,442,778

850,000	SLM Private Credit Student Loan Trust, Series 03-C, Class A3, Variable Rate, 8.07%, due 09/15/32 (b)	847,280

2,306,007	SLM Private Credit Student Loan Trust, Series 04-A, Class A3, Variable Rate, 3 mo. USD Term SOFR + 0.66%, 4.70%, due 06/15/33	2,300,004

5,308,318	SLM Private Credit Student Loan Trust, Series 04-B, Class A4, Variable Rate, 3 mo. USD Term SOFR + 0.69%, 4.73%, due 09/15/33	5,248,895

GMO Opportunistic Income Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)

(showing percentage of total net assets)

November 30, 2025 (Unaudited)

Par Value†	Description	Value ($)

	Asset-Backed Securities — continued

	Student Loans — Private — continued

12,317,503	SLM Private Credit Student Loan Trust, Series 05-A, Class A4, Variable Rate, 3 mo. USD Term SOFR + 0.57%, 4.61%, due 12/15/38	12,158,746

14,192,035	SLM Private Credit Student Loan Trust, Series 06-A, Class A5, Variable Rate, 3 mo. USD Term SOFR + 0.55%, 4.59%, due 06/15/39	13,660,034

8,763,448	SLM Private Credit Student Loan Trust, Series 05-B, Class A4, Variable Rate, 3 mo. USD Term SOFR + 0.59%, 4.63%, due 06/15/39	8,560,678

1,334,104	SLM Private Credit Student Loan Trust, Series 06-BW, Class A5, Variable Rate, 3 mo. USD Term SOFR + 0.46%, 4.50%, due 12/15/39	1,298,760

6,783,112	SLM Private Credit Student Loan Trust, Series 06-B, Class A5, Variable Rate, 3 mo. USD Term SOFR + 0.53%, 4.57%, due 12/15/39	6,630,718

2,672,291	SLM Private Credit Student Loan Trust, Series 06-C, Class C, Variable Rate, 3 mo. USD Term SOFR + 0.65%, 4.69%, due 12/15/39	2,527,233

8,973,423	SLM Private Credit Student Loan Trust, Series 07-A, Class A4A, Variable Rate, 3 mo. USD Term SOFR + 0.50%, 4.54%, due 12/16/41	8,823,687

3,291,261	SLM Private Education Loan Trust, Series 10-C, Class A5,144A, Variable Rate, 1 mo. USD Term SOFR + 4.86%, 8.82%, due 10/15/41	3,459,674

4,014,846	SLM Student Loan Trust, Series 08-2, Class A3, Variable Rate, 90 day USD SOFR Average + 1.01%, 5.32%, due 04/25/23	4,014,738

1,274,406	SMB Private Education Loan Trust, Series 15-B, Class B, 144A, 3.50%, due 12/17/40	1,271,128

1,150,000	SMB Private Education Loan Trust, Series 14-A, Class C, 144A, 4.50%, due 09/15/45	1,003,361

13,296,097	SMB Private Education Loan Trust, Series 21-A, Class B, 144A, 2.31%, due 01/15/53	12,999,765

1,000	SMB Private Education Loan Trust, Series 23-B, Class R, 144A, 0.00, due 10/16/56 (b)	473,209

263,443	South Carolina Student Loan Corp., Series 15-A, Class A, Variable Rate, 1 mo. USD Term SOFR + 1.61%, 5.57%, due 01/25/36	263,490

2,258,822	Towd Point Asset Trust, Series 18-SL1, Class B, 144A, Variable Rate, 1 mo. USD Term SOFR + 1.16%, 5.12%, due 01/25/46	2,258,564

17,741,000	Towd Point Asset Trust, Series 21-SL1, Class C, 144A, Variable Rate, 1 mo. USD Term SOFR + 1.51%, 5.47%, due 11/20/61	17,522,438

	Total Student Loans — Private	156,623,315

	Total Asset-Backed Securities	917,185,795

Par Value† / Shares	Description	Value ($)

	U.S. Government — 15.9%

190,150,000	U.S. Treasury Floating Rate Notes, Variable Rate, 3 mo. Treasury money market yield + 0.16%, 3.94%, due 04/30/27 (c)	190,097,899

13,200,000	U.S. Treasury Floating Rate Notes, Variable Rate, 3 mo. Treasury money market yield + 0.16%, 3.94%, due 07/31/27 (c)	13,195,969

	Total U.S. Government	203,293,868

	U.S. Government Agency — 8.1%

13,800,000	Uniform Mortgage-Backed Security, TBA, 5.50%, due 12/01/39	14,122,263

33,263,000	Uniform Mortgage-Backed Security, TBA, 5.50%, due 12/01/54	33,682,314

48,970,000	Uniform Mortgage-Backed Security, TBA, 6.00%, due 12/01/54	50,137,893

4,600,000	Uniform Mortgage-Backed Security, TBA, 6.50%, due 12/01/54	4,765,165

	Total U.S. Government Agency	102,707,635

	TOTAL DEBT OBLIGATIONS (COST $1,292,582,374)	1,223,187,298

	INVESTMENT FUNDS — 0.9%

	United States — 0.9%

2,323,242	GMO U.S. Treasury Fund, Class VI (d)	11,639,444

2,000	GMO Ultra-Short Income ETF (d)	100,103

	Total United States	11,739,547

	TOTAL INVESTMENT FUNDS (COST $11,803,621)	11,739,547

	SHORT-TERM INVESTMENTS — 9.4%

	Money Market Funds — 0.4%

4,389,281	State Street Institutional Treasury Money Market Fund – Premier Class, 3.88%(e)	4,389,281

	Repurchase Agreements — 9.0%

115,000,525	Daiwa Capital Markets America, Inc. Repurchase Agreement, dated 11/28/25 maturing on 12/01/25 with a maturity value of $115,039,338 and an effective yield of 4.05%, collateralized by a U.S. Treasury Note with maturity date 05/31/30 and a market value of $115,066,857.	115,000,525

	TOTAL SHORT-TERM INVESTMENTS (COST $119,389,806)	119,389,806

GMO Opportunistic Income Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)

(showing percentage of total net assets)

November 30, 2025 (Unaudited)

PURCHASED OPTIONS — 0.0%

Description	Exercise Rate	Expiration Date	Number of Contracts	Notional Amount	Value ($)

Options on Exchange-Traded Futures Contract - Puts — 0.0%
3-Month SOFR Futures	95.63	12/12/25	1,622,500	USD 155,613,975	4,056

TOTAL PURCHASED OPTIONS (COST $65,964)	4,056

TOTAL INVESTMENTS — 106.1% (Cost $1,423,841,765)	1,354,320,707

Shares	Description	Value ($)

	SECURITIES SOLD SHORT — (3.7)%

	DEBT OBLIGATIONS — (3.7)%

	U.S. Government Agency — (3.7)%

(12,880,000)	Uniform Mortgage-Backed Security, TBA, 4.00%, due 12/01/55	(12,272,121)

(5,520,000)	Uniform Mortgage-Backed Security, TBA, 4.50%, due 12/01/55	(5,405,838)

(20,000,000)	Uniform Mortgage-Backed Security, TBA, 2.50%, due 12/01/40	(18,924,048)

(10,500,000)	Uniform Mortgage-Backed Security, TBA, 6.00%, due 12/01/54	(10,753,697)

	Total U.S. Government Agency	(47,355,704)

	TOTAL DEBT OBLIGATIONS (PROCEEDS $47,119,378)	(47,355,704)

	TOTAL SECURITIES SOLD SHORT (PROCEEDS $47,119,378)	(47,355,704)

	Other Assets and Liabilities (net) — (2.4)%	(30,207,649)

	TOTAL NET ASSETS — 100.0%	$1,276,757,354

A summary of outstanding financial instruments at November 30, 2025 is as follows:

Forward Currency Contracts

Settlement Date	Counter- party	Currency Sold		Currency Purchased		Net Unrealized Appreciation (Depreciation) ($)
01/30/2026	DB	EUR	8,367,000	USD	9,782,732	43,730
01/30/2026	DB	USD	263,756	EUR	227,000	467
01/30/2026	DB	EUR	94,000	USD	109,221	(193)
01/30/2026	MSCI	EUR	91,000	USD	104,919	(1,004)

Settlement Date	Counter- party	Currency Sold		Currency Purchased		Net Unrealized Appreciation (Depreciation) ($)
01/30/2026	DB	USD	2,538,343	EUR	2,171,000	(11,347)

						$31,653

GMO Opportunistic Income Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)

November 30, 2025 (Unaudited)

Futures Contracts

Number of Contracts +	Type	Expiration Date	Notional Amount ($)	Value/Net Unrealized Appreciation (Depreciation) ($)
Buys
497	U.S. Treasury Note 10 Yr. (CBT)	March 2026	56,331,844	53,703
429	U.S. Treasury Note 2 Yr. (CBT)	March 2026	89,600,672	(34,017)
354	U.S. Treasury Ultra 10 Yr. (CBT)	March 2026	41,135,906	88,033
5	U.S. Ultra Bond (CBT)	March 2026	604,688	3,430

			$187,673,110	$111,149

Number of Contracts +	Type	Expiration Date	Notional Amount ($)	Value/Net Unrealized Appreciation (Depreciation) ($)
Sales
361	U.S. Treasury Note 5 Yr. (CBT)	March 2026	$39,625,391	$29,742

+	Buys - Fund is long the futures contract.
Sales - Fund is short the futures contract.

Written Options

Description	Counterparty	Exercise Rate	Expiration Date	Principal/ Notional Amount		Floating Rate Index	Pay/Receive Floating Rate	Value ($)

Written Options on Credit Default Swaps - Puts
ITRAXX.FINSR.44	BOA	0.75%	01/21/26	EUR	(52,212,000)	Put	Pay	(33,065)
ITRAXX.FINSR.44	JPM	0.75%	01/21/26	EUR	(52,212,000)	Put	Pay	(33,065)

				Total Written Option on Credit Default Swaps — Puts				(66,130)

				TOTAL WRITTEN OPTIONS (Premiums $147,892)				$(66,130)

Swap Contracts

Centrally Cleared Credit Default Swaps

Reference Entity	Notional Amount		Annual Premium	Implied Credit Spread (1)	Maximum Potential Amount of Future Payments by the Fund Under the Contract (2)	Expiration Date	Periodic Payment Frequency	Premiums Paid/ (Received) ($)	Value ($)	Net Unrealized Appreciation/ (Depreciation) ($)

Buy Protection^:
CDX.NA.IG.S45	USD	152,730,000	1.00%	0.51%	N/A	12/20/2030	Quarterly	(3,516,450)	(3,435,509)	80,941
ITRAXX.EUR.44	EUR	23,700,000	1.00%	0.53%	N/A	12/20/2030	Quarterly	(590,879)	(616,584)	(25,705)
ITRAXX.FINSR.44	EUR	104,424,000	1.00%	0.57%	N/A	12/20/2030	Quarterly	(2,290,097)	(2,490,131)	(200,034)
ITRAXX.XO.42	EUR	21,453,167	5.00%	2.38%	N/A	12/20/2029	Quarterly	(1,906,872)	(2,378,038)	(471,166)
ITRAXX.EUR.42	EUR	47,150,000	1.00%	0.42%	N/A	12/20/2029	Quarterly	(881,120)	(1,235,253)	(354,133)
CDX.NA.IG.44	USD	20,000,000	1.00%	0.47%	N/A	06/20/2030	Quarterly	(459,727)	(447,700)	12,027

								$(9,645,145)	$(10,603,215)	$(958,070)

GMO Opportunistic Income Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)

November 30, 2025 (Unaudited)

Swap Contracts — continued

OTC Credit Default Swaps

Reference Entity	Counter- party	Notional Amount		Annual Premium	Implied Credit Spread (1)	Maximum Potential Amount of Future Payments by the Fund Under the Contract (2)	Expiration Date	Periodic Payment Frequency	Premiums Paid/ (Received) ($)	Value ($)	Net Unrealized Appreciation/ (Depreciation) ($)

Buy Protection^:
CDX.NA.HY.43	GS	USD	11,900,000	5.00%	2.63%	N/A	12/20/2029	Quarterly	(896,533)	(1,055,370)	(158,837)
CMBX.NA.A.7	CGMI	USD	317,171	2.00%	156.47%	N/A	01/17/2047	Monthly	19,918	85,985	66,067
CMBX.NA.A.7	CGMI	USD	2,233,597	2.00%	156.47%	N/A	01/17/2047	Monthly	132,620	605,528	472,908
CMBX.NA.A.7	GS	USD	634,342	2.00%	156.47%	N/A	01/17/2047	Monthly	34,924	171,970	137,046
CMBX.NA.AS.7	BOA	USD	252,950	1.00%	1.35%	N/A	01/17/2047	Monthly	2,659	66	(2,593)
CMBX.NA.AS.7	DB	USD	427,180	1.00%	1.35%	N/A	01/17/2047	Monthly	(6,732)	112	6,844
CMBX.NA.AS.7	DB	USD	936,438	1.00%	1.35%	N/A	01/17/2047	Monthly	11,081	246	(10,835)
CMBX.NA.AS.7	GS	USD	247,055	1.00%	1.35%	N/A	01/17/2047	Monthly	6,334	65	(6,269)
CMBX.NA.AS.7	MORD	USD	745,095	1.00%	1.35%	N/A	01/17/2047	Monthly	11,554	196	(11,358)
CMBX.NA.AA.11	CGMI	USD	4,000,000	1.50%	1.77%	N/A	11/18/2054	Monthly	(6,041)	18,657	24,698
CMBX.NA.AA.11	CGMI	USD	4,626,000	1.50%	1.77%	N/A	11/18/2054	Monthly	(63,740)	21,577	85,317
CMBX.NA.AA.11	MORD	USD	4,624,500	1.50%	1.77%	N/A	11/18/2054	Monthly	(67,279)	21,570	88,849
CMBX.NA.AA.11	MORD	USD	4,624,500	1.50%	1.77%	N/A	11/18/2054	Monthly	(61,371)	21,570	82,941
CMBX.NA.BBB-.11	CGMI	USD	5,215,000	3.00%	10.79%	N/A	11/18/2054	Monthly	798,547	676,212	(122,335)
CMBX.NA.BBB-.11	CGMI	USD	5,752,000	3.00%	10.79%	N/A	11/18/2054	Monthly	1,213,313	745,843	(467,470)
CMBX.NA.BBB-.11	GS	USD	9,940,000	3.00%	10.79%	N/A	11/18/2054	Monthly	1,289,094	1,288,887	(207)
CMBX.NA.A.8	CGMI	USD	2,663,103	2.00%	66.24%	N/A	10/17/2057	Monthly	139,813	142,920	3,107
CMBX.NA.A.8	GS	USD	974,163	2.00%	66.24%	N/A	10/17/2057	Monthly	16,453	52,280	35,827
CMBX.NA.A.8	MORD	USD	1,065,241	2.00%	66.24%	N/A	10/17/2057	Monthly	57,257	57,168	(89)
CMBX.NA.BBB-.18	GS	USD	5,156,000	3.00%	6.04%	N/A	12/17/2057	Monthly	331,918	490,808	158,890
CMBX.NA.BBB-.18	GS	USD	8,160,000	3.00%	6.04%	N/A	12/17/2057	Monthly	633,175	776,764	143,589
CMBX.NA.BBB-.18	MSCI	USD	5,156,000	3.00%	6.04%	N/A	12/17/2057	Monthly	360,920	490,808	129,888
CMBX.NA.BBB-.9	MORD	USD	3,048,126	3.00%	268.34%	N/A	09/17/2058	Monthly	348,327	722,609	374,282
CMBX.NA.AA.12	GS	USD	6,974,000	1.50%	1.74%	N/A	08/17/2061	Monthly	(61,732)	43,054	104,786
CMBX.NA.AA.6	GS	USD	489,974	1.50%	35.14%	N/A	05/11/2063	Monthly	3,634	58,511	54,877
CMBX.NA.BBB-.6	CGMI	USD	1,647,177	3.00%	19.00%	N/A	05/11/2063	Monthly	523,116	187,321	(335,795)
CMBX.NA.BBB-.6	GS	USD	1,572,410	3.00%	19.00%	N/A	05/11/2063	Monthly	222,103	178,819	(43,284)
CMBX.NA.A.15	CGMI	USD	5,000,000	2.00%	2.92%	N/A	11/18/2064	Monthly	600,000	214,335	(385,665)
CMBX.NA.A.15	MORD	USD	3,000,000	2.00%	2.92%	N/A	11/18/2064	Monthly	287,104	128,601	(158,503)
CMBX.NA.A.15	MSCI	USD	4,560,000	2.00%	2.92%	N/A	11/18/2064	Monthly	275,394	195,473	(79,921)
CMBX.NA.BBB-.15	CGMI	USD	5,000,000	3.00%	6.65%	N/A	11/18/2064	Monthly	796,875	772,583	(24,292)
CMBX.NA.BBB-.15	GS	USD	5,000,000	3.00%	6.65%	N/A	11/18/2064	Monthly	787,500	772,583	(14,917)
CMBX.NA.BBB-.15	MSCI	USD	5,000,000	3.00%	6.65%	N/A	11/18/2064	Monthly	718,500	772,583	54,083
CMBX.NA.A.14	GS	USD	2,682,000	2.00%	3.41%	N/A	12/16/2072	Monthly	349,769	149,025	(200,744)
CMBX.NA.AA.13	CGMI	USD	2,000,000	1.50%	1.82%	N/A	12/16/2072	Monthly	147,237	22,227	(125,010)
CMBX.NA.AA.13	CGMI	USD	3,000,000	1.50%	1.82%	N/A	12/16/2072	Monthly	138,948	33,340	(105,608)
CMBX.NA.BBB-.14	CGMI	USD	3,933,500	3.00%	8.17%	N/A	12/16/2072	Monthly	1,111,214	721,699	(389,515)
CMBX.NA.BBB-.14	GS	USD	1,360,000	3.00%	8.17%	N/A	12/16/2072	Monthly	340,000	249,526	(90,474)
Sell Protection:
CDX.NA.HY.39	JPM	USD	11,060,000	5.00%	0.80%	11,060,000 USD	12/20/2027	Quarterly	962,650	927,594	(35,056)
CDX.NA.HY.43	GS	USD	18,250,000	5.00%	0.97%	18,250,000 USD	12/20/2029	Quarterly	2,749,160	2,798,995	49,835
CDX.NA.HY.43	MSCI	USD	3,967,000	5.00%	0.97%	3,967,000 USD	12/20/2029	Quarterly	595,601	608,417	12,816
CDX.NA.HY.43	GS	USD	3,060,000	5.00%	0.97%	3,060,000 USD	12/20/2029	Quarterly	288,677	469,311	180,634
CDX.NA.HY.43	GS	USD	3,060,000	5.00%	2.63%	3,060,000 USD	12/20/2029	Quarterly	(161,755)	271,381	433,136
ITRAXX.EUR.42	BOA	EUR	78,580,000	1.00%	0.20%	78,580,000 EUR	12/20/2029	Quarterly	2,735,205	2,850,378	115,173
ITRAXX.XO.42	CITI	EUR	16,100,000	5.00%	0.41%	16,100,000 EUR	12/20/2029	Quarterly	3,122,806	3,218,533	95,727
ITRAXX.XO.42	JPM	EUR	31,118,246	5.00%	0.41%	31,118,246 EUR	12/20/2029	Quarterly	6,590,292	6,220,813	(369,479)
ITRAXX.EUR.44	BOA	EUR	39,500,000	1.00%	0.28%	39,500,000 EUR	12/20/2030	Quarterly	1,589,343	1,591,061	1,718
CMBX.NA.AA.7	CGMI	USD	797,068	1.50%	183.52%	797,068 USD	01/17/2047	Monthly	(19,927)	(99,368)	(79,441)
CMBX.NA.BBB-.17	GS	USD	3,966,000	3.00%	5.67%	3,966,000 USD	12/15/2056	Monthly	(506,904)	(563,503)	(56,599)
CMBX.NA.BBB-.17	MSCI	USD	3,966,000	3.00%	5.67%	3,966,000 USD	12/15/2056	Monthly	(526,734)	(563,503)	(36,769)
CMBX.NA.AAA.10	GS	USD	7,540,000	0.50%	0.12%	7,540,000 USD	11/17/2059	Monthly	68,960	21,882	(47,078)
CMBX.NA.AAA.15	CGMI	USD	9,997,937	0.50%	0.54%	9,997,937 USD	11/18/2064	Monthly	(373,031)	(17,012)	356,019
CMBX.NA.AAA.15	GS	USD	2,824,417	0.50%	0.54%	2,824,417 USD	11/18/2064	Monthly	(43,456)	(4,806)	38,650
CMBX.NA.AAA.15	MSCI	USD	9,118,119	0.50%	0.54%	9,118,119 USD	11/18/2064	Monthly	(131,714)	(15,515)	116,199

									$27,485,046	$27,550,809	$65,763

GMO Opportunistic Income Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)

November 30, 2025 (Unaudited)

Swap Contracts — continued

OTC Credit Default Swaps — continued

^

Buy Protection - Fund pays a premium and buys credit protection. If a credit event occurs the Fund will, depending on the terms of the particular swap contract, either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

Sell Protection - Fund receives a premium and sells credit protection. If a credit event occurs the Fund will, depending on the terms of the particular swap contract, either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(1)

As of November 30,2025, implied credit spreads in absolute terms, calculated using a model, and utilized in determining the market value of credit default swap contracts on the reference security, serve as an indicator of the current status of the payment/performance risk and reflect the likelihood or risk of default for the reference entity. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection. Wider (i.e. higher) credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the contract.

(2)	The maximum potential amount the Fund could be required to pay as a seller of credit protection if a credit event occurs as defined under the terms of that particular swap contract.

Centrally Cleared Interest Rate Swaps

Fund Pays	Fund Receives	Notional Amount		Expiration Date	Periodic Payment Frequency	Premiums Paid/ (Received) ($)	Value ($)	Net Unrealized Appreciation/ (Depreciation) ($)
3.81%	USD - SOFR - COMPOUND	USD	26,000,000	08/31/2029	Annually	(8,601)	(497,069)	(488,468)

OTC Total Return Swaps

Fund Pays	Fund Receives	Counterparty	Notional Amount		Expiration Date	Periodic Payment Frequency	Premiums Paid/ (Received) ($)	Value ($)	Net Unrealized Appreciation/ (Depreciation) ($)
Total Return on iBoxx
USD Liquid Leveraged Loans	SOFR	JPM	USD	9,130,000	12/20/2025	Quarterly	(37)	(82,311)	(82,274)
Total Return on iBoxx
USD Liquid Leveraged Loans	SOFR	MSCI	USD	9,220,000	12/20/2025	Quarterly	14	(81,076)	(81,090)

							$(23)	$(163,387)	$(163,364)

As of November 30, 2025, for the above contracts and/or agreements, the Fund had sufficient cash and/or securities to cover commitments or collateral requirements, if any, of the relevant broker or exchange.

GMO Opportunistic Income Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)

November 30, 2025 (Unaudited)

Notes to Schedule of Investments:

†	Denominated in U.S. Dollar, unless otherwise indicated.

(a)

Investment valued at fair value using methods determined in good faith by the Trustees of GMO Trust or persons acting at their direction pursuant to procedures approved by the Trustees. Investment valued using significant unobservable inputs.

(b)	Investment valued using significant unobservable inputs.

(c)

All or a portion of this security has been pledged to cover margin requirements on futures and/or cleared swap contracts, collateral on OTC swap contracts, forward currency contracts, written options, repurchase agreements and/or reverse repurchase agreements, if any.

(d)	Affiliated company.

(e)	The rate disclosed is the 7 day net yield as of November 30, 2025.

The rates shown on variable rate notes are the current interest rates at November 30, 2025, which are subject to change based on the terms of the security.

Portfolio Abbreviations:

144A - Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional investors.

CDO - Collateralized Debt Obligation

CLO - Collateralized Loan Obligation

CMBS - Commercial Mortgage Backed Security

CMT - Constant Maturity Treasury

ETF - Exchange-Traded Fund

FSA - Insured as to the payment of principal and interest by Financial Security Assurance.

IO - Interest Only

MTA - Monthly Treasury Average Index

SOFR - Secured Overnight Financing Rate

STEP - Coupon increases periodically based upon a predetermined schedule. Stated interest rate in effect at August 31, 2025.

TBA - To Be Announced - Delayed Delivery Security

Counterparty Abbreviations:

BOA - Bank of America, N.A.

CGMI - Citigroup Global Markets Inc.

CITI - Citibank N.A.

DB - Deutsche Bank AG

GS - Goldman Sachs International

JPM - JPMorgan Chase Bank, N.A.

MORD - Morgan Stanley Capital Services LLC

MSCI - Morgan Stanley & Co. International PLC

Currency Abbreviations:

EUR - Euro

USD - United States Dollar

GMO U.S. Treasury Fund

(A Series of GMO Trust)

Schedule of Investments

(showing percentage of total net assets)

November 30, 2025 (Unaudited)

Shares/ Par Value	Description	Value ($)

	SHORT-TERM INVESTMENTS — 99.7%

	Money Market Funds — 0.0%

103,191	State Street Institutional Treasury Plus Money Market Fund – Premier Class, 3.93%(a)	103,191

	Repurchase Agreements — 31.3%

160,000,863	Daiwa Capital Markets America, Inc. Repurchase Agreement, dated 11/28/25 maturing on 12/01/25 with a maturity value of $160,054,864 and an effective yield of 4.05%, collateralized by a U.S. Treasury Note with maturity date 05/31/30 and a market value of $160,093,150.	160,000,863

21,199,408	Daiwa Capital Markets America, Inc. Repurchase Agreement, dated 11/28/25 maturing on 12/01/25 with a maturity value of $21,206,386 and an effective yield of 3.95%, collateralized by a U.S. Treasury Note with maturity date 02/15/28 and a market value of $21,661,551.	21,199,408

	Total Repurchase Agreements	181,200,271

	U.S. Government — 68.4%

92,188,000	U.S. Treasury Floating Rate Notes, Variable Rate, 3 mo. Treasury money market yield + 0.16%, 3.94%, due 04/30/27	92,162,740

50,000,000	U.S. Treasury Floating Rate Notes, Variable Rate, 3 mo. Treasury money market yield + 0.16%, 3.94%, due 07/31/27	49,984,731

14,199,985	U.S. Treasury Inflation-Indexed Bonds, 2.00%, due 01/15/26	14,186,118

14,328,404	U.S. Treasury Inflation-Indexed Notes, 0.13%, due 04/15/26	14,238,765

Par Value	Description	Value ($)

	U.S. Government — continued

14,294,300	U.S. Treasury Inflation-Indexed Notes, 0.13%, due 07/15/26	14,215,687

14,381,092	U.S. Treasury Inflation-Indexed Notes, 0.13%, due 10/15/26	14,258,208

20,540,000	U.S. Treasury Notes, 4.25%, due 12/31/25	20,546,877

21,139,000	U.S. Treasury Notes, 4.38%, due 07/31/26	21,224,877

21,328,000	U.S. Treasury Notes, 3.75%, due 08/31/26	21,332,899

28,243,000	U.S. Treasury Notes, 4.63%, due 09/15/26	28,450,410

27,960,000	U.S. Treasury Notes, 4.25%, due 11/30/26	28,122,954

28,050,000	U.S. Treasury Notes, 4.25%, due 12/31/26	28,231,887

28,180,000	U.S. Treasury Notes, 4.13%, due 01/31/27	28,341,815

21,680,000	U.S. Treasury Notes, 1.88%, due 02/28/27	21,231,156

	Total U.S. Government	396,529,124

	TOTAL SHORT-TERM INVESTMENTS (COST $577,788,201)	577,832,586

	TOTAL INVESTMENTS — 99.7% (Cost $577,788,201)	577,832,586

	Other Assets and Liabilities (net) — 0.3%	1,861,912

	TOTAL NET ASSETS — 100.0%	$579,694,498

Notes to Schedule of Investments:

(a)	The rate disclosed is the 7 day net yield as of November 30, 2025.

The rates shown on variable rate notes are the current interest rates at November 30, 2025, which are subject to change based on the terms of the security.

Organization

Each of Asset Allocation Bond Fund, Emerging Country Debt Fund, High Yield Fund, Multi-Sector Fixed Income Fund, Opportunistic Income Fund and U.S. Treasury Fund (each a “Fund” and collectively the “Funds”) is a series of GMO Trust (the “Trust”). The Trust is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Trust was established as a Massachusetts business trust under the laws of The Commonwealth of Massachusetts on June 24, 1985. The Declaration of Trust permits the Trustees of the Trust (“Trustees”) to create an unlimited number of series of shares (Funds) and to subdivide Funds into classes. The Funds are advised and managed by Grantham, Mayo, Van Otterloo & Co. LLC (“GMO”).

The Funds may invest in GMO U.S. Treasury Fund and in money market funds unaffiliated with GMO.

Some of the Funds may invest in other GMO Funds (“underlying funds”). The financial statements of the underlying funds should be read in conjunction with the Funds’ financial statements. The financial statements are available without charge on the Securities and Exchange Commission’s (“SEC”) website at www.sec.gov or on GMO’s website at www.gmo.com.

Each Fund has elected to be treated or intends to elect to be treated and intends to qualify each tax year as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended. Each Fund intends to distribute its net investment income, if any, and its net realized short-term and long-term capital gains, if any, after giving effect to any available capital loss carryforwards for U.S. federal income tax purposes. Therefore, each Fund makes no provision for U.S. federal income or excise taxes.

Please see the Funds’ Prospectus, available on www.gmo.com, for information regarding specific risks for each Fund.

Basis of presentation

The preparation of the Schedule of Investments in accordance with accounting principles generally accepted in the United States of America (“U.S. GAAP”) requires management to make estimates and assumptions that affect the reported amounts and disclosures in the Schedule of Investments during the reporting period. GMO believes the estimates and security valuations are appropriate; however, actual results may differ from those estimates, and the security valuations reflected in the Schedule of Investments may differ from the value a Fund ultimately realizes upon the sale of those securities.

Portfolio valuation

Typically, the Funds and the underlying funds value fixed income securities at the most recent price supplied by a pricing source determined by GMO. GMO evaluates pricing sources on an ongoing basis and may change a pricing source at any time. GMO monitors erratic or unusual movements (including unusual inactivity) in the prices supplied for a security and has discretion to override a price supplied by a source (e.g., by taking a price supplied by another source) when it believes that the price supplied is not reliable. Alternative pricing sources are often but not always available for securities held by the Funds and the underlying funds.

Exchange-traded securities (other than exchange-traded options) for which market quotations are readily available are valued at (i) the last sale price or (ii) official closing price or (iii) most recent quoted price published by the exchange (if no reported last sale or official closing price) or (iv) the quoted price provided by a pricing source (in the event GMO deems the private market to be a more reliable indicator of market value than the exchange). Exchange-traded options are valued at the last sale price, provided that price is between the closing bid and ask prices. If the last sale price is not within that range, then they will be valued at the closing bid price for long positions and the closing ask price for short positions. Cleared derivatives are valued using the closing price quoted (which may be based on a model) by the relevant clearing house. If an updated quote for a cleared derivative is not available when a Fund calculates its net asset value, the derivative will generally be valued using an industry standard model, which may differ from the model used by the relevant clearing house. Over-the-counter (“OTC”) derivatives are valued at the price generally determined by an industry standard model. Unlisted non-fixed income securities for which market quotations are readily available are generally valued at the most recent quoted price. Shares of the underlying funds and other open-end registered investment companies are valued at their most recent net asset value.

The foregoing valuation methodologies are modified for equities that trade in non-U.S. securities markets that close before the close of the New York Stock Exchange (“NYSE”) due to time zone differences, including equities that underlie futures, options and other derivatives (to the extent the market for those derivatives closes prior to the close of the NYSE). In those cases, prices will generally be adjusted, to the extent practicable and available, based on inputs from an independent pricing service approved by the Trustees that are intended to reflect changes in valuation through the NYSE close. These securities listed on foreign exchanges (including the value of equity securities that underlie futures, options and other derivatives (to the extent the market for such instruments closes prior to the close of the NYSE)) are classified as Level 2 (levels defined below).

“Quoted price” typically means the bid price for securities held long and the ask price for securities sold short. If a market quotation for a security does not involve a bid or an ask, the “quoted price” may be the price provided by a market participant or other third-party pricing source in accordance with the market practice for that security. If an updated quoted price for a security is not available when a Fund calculates its net asset value, the Fund will generally use the last quoted price so long as GMO believes that the last quoted price continues to represent that security’s fair value.

In the case of derivatives, prices determined by a model may reflect an estimate of the average of bid and ask prices, regardless of whether a Fund has a long position or a short position.

If quotations are not readily available or circumstances make an existing valuation methodology or procedure unreliable, derivatives and other securities are valued at fair value as determined in good faith by the Trustees or persons acting at their direction pursuant to procedures approved by the Trustees. Because of the uncertainty inherent in fair value pricing, the price determined for a particular security may be materially different from the value realized upon its sale. The Funds and/or the underlying funds classify such securities as Level 3 (levels defined below). For the period ended November 30, 2025, the Funds did not reduce the value of any of their OTC derivatives contracts, if any, based on the creditworthiness of their counterparties.

U.S. GAAP requires the Funds to disclose the fair value of their investments in a three-level hierarchy (Levels 1, 2 and 3). The valuation hierarchy is based upon the relative observability of inputs to the valuation of the Funds’ investments. The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Changes in valuation techniques may result in transfers into or out of an investment’s assigned level within the fair value hierarchy. In addition, in periods of market dislocation, the observability of prices and inputs may be reduced for many instruments. This condition, as well as changes related to the liquidity of investments, could cause a security to be reclassified between levels.

The three levels are defined as follows:

Level 1 – Valuations based on quoted prices for identical securities in active markets.

The types of assets and liabilities categorized in Level 1 generally include actively traded domestic and certain foreign equity securities; certain U.S. government obligations; derivatives actively traded on a national securities exchange (such as some futures and options); and shares of open-end mutual funds and exchange-traded funds (even if their investments are valued using Level 2 or Level 3 inputs).

Level 2 – Valuations determined using other significant direct or indirect observable inputs.

The types of assets and liabilities categorized in Level 2 generally include certain U.S. government agency securities, mortgage-backed securities, asset-backed securities, certain sovereign debt obligations, and corporate bonds valued using vendor prices or broker quotes; cleared derivatives and certain OTC derivatives such as swaps, options, swaptions, and forward currency contracts valued using industry standard models; certain restricted securities valued at the most recent available market or quoted price; certain debt obligations, such as collateralized loan obligations, that have yet to begin trading that are valued at cost; and certain foreign equity securities that are adjusted based on inputs from an independent pricing service approved by the Trustees, including the value of equity securities that underlie futures, options and other derivatives (to the extent the market for such instruments closes prior to the close of the NYSE) to reflect estimated valuation changes through the NYSE close.

Level 3 – Valuations based primarily on inputs that are unobservable and significant.

The types of assets and liabilities categorized in Level 3 generally include, but are not limited to, certain debt securities (such as asset-backed, mortgage-backed, loans and sovereign debt) and derivatives even though they may be valued using broker quotes; certain debt securities and derivatives adjusted by a specified discount for liquidity or other considerations; certain sovereign debt securities valued using comparable securities issued by the sovereign adjusted by a specified spread; securities whose trading has been suspended or that have been de-listed from their current primary trading exchange valued at the most recent available market or quoted price; certain loan assignments valued using a vendor price of a comparable loan; certain investment funds whose valuations are based on monthly net asset value statements; securities in default or bankruptcy proceedings for which there is no current market quotation valued at the most recent available market or quoted price and potential litigation recoveries and interests related to bankruptcy proceedings.

The following is a summary of the respective levels assigned to the Funds’ direct securities and derivatives, if any, as of November 30, 2025:

Description	Level 1	Level 2	Level 3	Total
Asset Allocation Bond Fund
Asset Valuation Inputs
Debt Obligations
U.S. Government	$9,277,305	$—	$—	$9,277,305

TOTAL DEBT OBLIGATIONS	9,277,305	—	—	9,277,305

Short-Term Investments	1,313,999	37,999,193	—	39,313,192

Total Investments	10,591,304	37,999,193	—	48,590,497

Derivatives^
Futures Contracts
Interest Rate Risk	478,375	—	—	478,375

Total	$11,069,679	$37,999,193	$—	$49,068,872

Emerging Country Debt Fund
Asset Valuation Inputs
Debt Obligations
Asset-Backed Securities	$—	$5,269,708	$—	$5,269,708
Corporate Debt	—	182,512,490	15,483,636	197,996,126
Sovereign and Sovereign Agency Issuers	—	1,848,636,866	102,690,250	1,951,327,116
U.S. Government	60,316,090	—	—	60,316,090

TOTAL DEBT OBLIGATIONS	60,316,090	2,036,419,064	118,173,886	2,214,909,040

Loan Assignments	—	—	23,491,864	23,491,864
Loan Participations	—	—	3,419,407	3,419,407
Investment Funds	—	—	15,318,960	15,318,960
Rights/Warrants	—	31,916,776	154,465	32,071,241
Short-Term Investments	2,624,114	22,213,959	—	24,838,073

Total Investments	62,940,204	2,090,549,799	160,558,582	2,314,048,585

Derivatives^
Forward Currency Contracts
Foreign Currency Risk	—	2,066,914	—	2,066,914
Swap Contracts
Credit Risk	—	2,075,209	—	2,075,209
Interest Rate Risk	—	13,690,366	—	13,690,366

Total	$62,940,204	$2,108,382,288	$160,558,582	$2,331,881,074

Liability Valuation Inputs
Debt Obligations
Corporate Debt	$—	$(3,211,266)	$—	$(3,211,266)

TOTAL DEBT OBLIGATIONS	—	(3,211,266)	—	(3,211,266)

Derivatives^
Forward Currency Contracts
Foreign Currency Risk	—	(856,791)	—	(856,791)
Swap Contracts
Credit Risk	—	(2,249,760)	—	(2,249,760)
Interest Rate Risk	—	(1,477,593)	—	(1,477,593)

Total	$—	$(7,795,410)	$—	$(7,795,410)

Description	Level 1	Level 2	Level 3	Total
High Yield Fund
Asset Valuation Inputs
Debt Obligations
Corporate Debt	$—	$30,823,490	$—	$30,823,490
U.S. Government	66,638,885	—	—	66,638,885

TOTAL DEBT OBLIGATIONS	66,638,885	30,823,490	—	97,462,375

Short-Term Investments	4,151,948	23,097,062	—	27,249,010

Total Investments	70,790,833	53,920,552	—	124,711,385

Derivatives^
Forward Currency Contracts
Foreign Currency Risk	—	858,557	—	858,557
Futures Contracts
Interest Rate Risk	1,621	—	—	1,621
Swap Contracts
Credit Risk	—	1,286,807	—	1,286,807
Interest Rate Risk	—	625,437	—	625,437

Total	$70,792,454	$56,691,353	$—	$127,483,807

Liability Valuation Inputs
Derivatives^
Futures Contracts
Interest Rate Risk	$(2,236)	$—	$—	$(2,236)

Total	$(2,236)	$—	$—	$(2,236)

Multi-Sector Fixed Income Fund
Asset Valuation Inputs
Debt Obligations
Corporate Debt	$—	$19,044,514	$—	$19,044,514
U.S. Government	17,950,194	—	—	17,950,194
U.S. Government Agency	—	17,186,993	—	17,186,993

TOTAL DEBT OBLIGATIONS	17,950,194	36,231,507	—	54,181,701

Investment Funds	19,361,584	—	—	19,361,584
Short-Term Investments	1,264,633	30,924,055	—	32,188,688

Total Investments	38,576,411	67,155,562	—	105,731,973

Derivatives^
Forward Currency Contracts
Foreign Currency Risk	—	146,929	—	146,929
Futures Contracts
Interest Rate Risk	45,013	—	—	45,013
Swap Contracts
Credit Risk	—	67,108	—	67,108
Interest Rate Risk	—	293,060	—	293,060

Total	$38,621,424	$67,662,659	$—	$106,284,083

Liability Valuation Inputs
Derivatives^
Forward Currency Contracts
Foreign Currency Risk	$—	$(122,452)	$—	$(122,452)
Futures Contracts
Interest Rate Risk	(5,681)	—	—	(5,681)
Swap Contracts
Credit Risk	—	(187,150)	—	(187,150)
Interest Rate Risk	—	(306,573)	—	(306,573)

Total	$(5,681)	$(616,175)	$—	$(621,856)

Description	Level 1	Level 2	Level 3	Total
Opportunistic Income Fund
Asset Valuation Inputs
Debt Obligations
Asset-Backed Securities	$—	$911,624,729	$5,561,066	$917,185,795
U.S. Government	203,293,868	—	—	203,293,868
U.S. Government Agency	—	102,707,635	—	102,707,635

TOTAL DEBT OBLIGATIONS	203,293,868	1,014,332,364	5,561,066	1,223,187,298

Investment Funds	11,739,547	—	—	11,739,547
Short-Term Investments	4,389,281	115,000,525	—	119,389,806
Purchased Options	4,056	—	—	4,056

Total Investments	219,426,752	1,129,332,889	5,561,066	1,354,320,707

Derivatives^
Forward Currency Contracts
Foreign Currency Risk	—	44,197	—	44,197
Futures Contracts
Interest Rate Risk	174,908	—	—	174,908
Swap Contracts
Credit Risk	—	29,869,886	—	29,869,886

Total	$219,601,660	$1,159,246,972	$5,561,066	$1,384,409,698

Liability Valuation Inputs
Debt Obligations
U.S. Government Agency	$—	$(47,355,704)	$—	$(47,355,704)

TOTAL DEBT OBLIGATIONS	—	(47,355,704)	—	(47,355,704)

Derivatives^
Forward Currency Contracts
Foreign Currency Risk	—	(12,544)	—	(12,544)
Futures Contracts
Interest Rate Risk	(34,017)	—	—	(34,017)
Written Options
Credit Risk	—	(66,130)	—	(66,130)
Swap Contracts
Credit Risk	—	(12,922,292)	—	(12,922,292)
Equity Risk	—	(163,387)	—	(163,387)
Interest Rate Risk	—	(497,069)	—	(497,069)

Total	$(34,017)	$(61,017,126)	$—	$(61,051,143)

U.S. Treasury Fund
Asset Valuation Inputs
Short-Term Investments	$339,733,537	$238,099,049	$—	$577,832,586

Total Investments	339,733,537	238,099,049	—	577,832,586

Total	$339,733,537	$238,099,049	$—	$577,832,586

The risks referenced in the tables above are not intended to be inclusive of all risks. Please see the Prospectus for more information.

^

In the tables above derivatives are based on market values, rather than the notional amounts of derivatives, except for bond forward contracts and forward currency contracts which are based on unrealized appreciation/(depreciation). Excludes purchased options, if any, which are included in investments.

The underlying funds held at period end are classified above as Level 1. Certain underlying funds invest in securities and/or derivatives which may have been fair valued using methods determined in good faith by or at the direction of the Trustees or which may have been valued using significant unobservable inputs. For a summary of the levels assigned to the underlying funds’ direct securities and derivatives, if any, please refer to the underlying funds’ financial statements which are available on the SEC’s website at www.sec.gov or on GMO’s website at www.gmo.com.

As of November 30, 2025, under U.S. GAAP the following Funds require additional disclosures about fair value measurements for Level 3 securities and derivatives, if any (determined by each category of asset or liability as compared to a Fund’s total net assets). Level 3 holdings include investments valued using unadjusted prices supplied by a third-party pricing source (e.g., broker quotes, vendor). Emerging Country Debt Fund’s Level 3 holdings also include Enel Generacion Chile SA, 8.13%, due 02/01/97 which is valued based on the average of a selection of comparable bonds and applying a 270 basis point discount for liquidity considerations and an investment fund valued based on a monthly net asset value statement.

The following is a reconciliation of securities and derivatives, if any, for Funds in which significant unobservable inputs (Level 3) were used in determining value:

	Balances as of February 28, 2025	Purchases	Sales	Accrued Discounts/ Premiums	Total Realized Gain/ (Loss)	Change in Unrealized Appreciation (Depreciation)	Transfer into Level 3		Transfer out of Level 3	Balances as of November 30, 2025	Net Change in Unrealized Appreciation (Depreciation) from Investments Still Held as of November 30, 2025
Emerging Country Debt Fund
Debt Obligations
Corporate Debt	$14,400,563	$—	$—	$(1,379)	$—	$1,084,452	$—		$—	$15,483,636	$1,084,452
Sovereign and Sovereign Agency Issuers	118,110,776	—	(40,234,445)	1,692,904	(173,549)	15,903,384	7,391,180	‡	—	102,690,250	15,763,912
Investment Funds	13,164,429	—	—	—	—	2,154,531	—		—	15,318,960	2,154,531
Loan Assignments	25,781,502	—	(5,014,959)	43,451	310,380	2,371,490	—		—	23,491,864	2,787,008
Loan Participations	4,496,624	—	(944,507)	84,312	26,885	(243,907)	—		—	3,419,407	(243,907)
Rights/Warrants	200,239	—	—	—	—	(45,774)	—		—	154,465	(45,774)

Total Investments	176,154,133	—	(46,193,911)	1,819,288	163,716	21,224,176	7,391,180		—	160,558,582	21,500,222

Total	$176,154,133	$—	$(46,193,911)#	$1,819,288	$163,716	$21,224,176	$7,391,180		$—	$160,558,582	$21,500,222

‡	Financial assets transferred between levels were due to a change in observable and/or unobservable inputs.
#	Includes $7,934,257 of proceeds received from partial calls and/or principal paydowns as applicable.

The following table summarizes the quantitative inputs used in the valuation of investments classified within Level 3 of the fair value hierarchy for the period ended November 30, 2025.

Quantitative information about Level 3 Fair Value Measurements*

Investment Type	Total Fair Value ($)	Valuation Methodology	Unobservable Inputs	Range (Weighted Average)
Emerging Country Debt Fund
Sovereign and Sovereign Agency Issuers	9,196,035	Fair Value	Discount for lack of liquidity/marketability	0.50% - 1.60% (0.99%)
Sovereign and Sovereign Agency Issuers	22,635	Fair Value	Discount for lack of liquidity/marketability	99% (N/A)
Corporate Debt	15,483,636	Fair Value	Discount for lack of liquidity/marketability	2.70% (N/A)
Loan Assignments	9,247,408	Fair Value	Vendor price of comparable loan	N/A
Loan Participations	307,132	Fair Value	Discount for lack of liquidity/marketability	5.00% (N/A)
Warrants	154,465	Fair Value	Discount for lack of liquidity/marketability	50% (N/A)
Investment Funds	15,318,960	Fair Value	Net asset value statement	(N/A)

*

The table does not include Level 3 securities or derivatives that are valued by pricing vendors or brokers. As of November 30, 2025, the value of these securities and/or derivatives for Emerging Country Debt Fund was $110,828,311. The inputs for these investments are not readily available or cannot be reasonably estimated.

Investments in affiliated companies and other Funds of the Trust

An affiliated company for the purposes of this disclosure is a company in which a Fund has or had direct ownership of at least 5% of the issuer’s voting securities or an investment in other funds of GMO Trust. A summary of the Funds’ transactions involving companies that are or were affiliates during the period ended November 30, 2025 is set forth below:

Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income*	Distributions of Realized Gains*	Net Realized Gain (Loss)	Net Increase/ Decrease in Unrealized Appreciation/ Depreciation	Value, end of period
Emerging Country Debt Fund
Bona Fide Investment Holdings II LLC	$13,164,429	$—	$—	$—	$—	$—	$2,154,531	$15,318,960

Multi-Sector Fixed Income Fund
GMO Emerging Country Debt Fund, Class VI	$4,020,885	$—	$—	$62,804	$—	$—	$560,963	$4,581,848
GMO Opportunistic Income Fund, Class VI	14,731,536	—	—	617,339	—	—	48,200	14,779,736

Totals	$18,752,421	$—	$—	$680,143	$—	$—	$609,163	$19,361,584

Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income*	Distributions of Realized Gains*	Net Realized Gain (Loss)	Net Increase/ Decrease in Unrealized Appreciation/ Depreciation	Value, end of period
Opportunistic Income Fund
GMO U.S. Treasury Fund, Class VI	$11,639,444	$—	$—	$368,653	$—	$—	$—	$11,639,444
GMO Ultra-Short Income ETF	—	100,080	—	264	—	—	23	100,103

Totals	$11,639,444	$100,080	$—	$368,917	$—	$—	$23	$11,739,547

*

The table above includes estimated sources of all distributions paid by the underlying funds during the period March 1, 2025 through November 30, 2025. The actual tax characterization of distributions paid by the underlying funds will be determined at the end of the fiscal year ending February 28, 2026.

Subsequent events

In December 2025, the Board of Trustees approved the liquidation of GMO Multi-Sector Fixed Income Fund. The Fund is expected to liquidate on or about February 11, 2026.

***

For additional information regarding the Funds, please see the Funds’ most recent annual or semiannual shareholder report available on the SEC’s website, www.sec.gov, or visit GMO’s website at www.gmo.com.

GMO Alternative Allocation Fund

(A Series of GMO Trust)

Consolidated Schedule of Investments

(showing percentage of total net assets)

November 30, 2025 (Unaudited)

Shares	Description	Value ($)

	COMMON STOCKS — 138.5%

	Australia — 1.6%

17,688	Aristocrat Leisure Ltd. (a)	676,046

82,909	BHP Group Ltd. (a)	2,268,637

135,423	BlueScope Steel Ltd. (a)	2,157,198

70,152	Brambles Ltd. (a)	1,105,553

27,401	Computershare Ltd. (a)	644,189

77,064	Evolution Mining, Ltd. (a)	600,041

141,970	Fortescue Ltd. (a)	1,995,328

61,571	James Hardie Industries PLC * (a) (b) (c)	1,217,874

97,095	Medibank Pvt Ltd. (a)	301,942

156,301	Stockland – (REIT) (a)	616,312

85,055	Vicinity Ltd. – (REIT) (a)	137,117

5,886	Wesfarmers Ltd. (a)	315,866

	Total Australia	12,036,103

	Austria — 0.2%

7,341	Erste Group Bank AG	802,412

12,408	OMV AG (a)	686,549

474	Verbund AG (a)	34,949

	Total Austria	1,523,910

	Belgium — 0.4%

37,344	Ageas SA (a)	2,551,452

1,203	KBC Group NV	148,092

290	Sofina SA (a)	81,793

	Total Belgium	2,781,337

	Canada — 8.2%

3,900	Alimentation Couche-Tard, Inc. (a)	213,022

15,000	Canadian Tire Corp. Ltd. – Class A (a)	1,824,967

11,900	CCL Industries, Inc. – Class B (a)	727,650

19,900	CGI, Inc. (a)	1,772,481

18,600	Empire Co. Ltd. – Class A (a)	684,797

200	Fairfax Financial Holdings Ltd. (a)	344,389

2,000	FirstService Corp. (a)	314,487

3,100	iA Financial Corp., Inc. (a)	366,157

19,406	IGM Financial, Inc. (a)	792,237

3,000	Kinross Gold Corp. (a)	84,540

42,288	Magna International, Inc. (a) (d)	2,065,346

3,400	Magna International, Inc. (a) (d)	166,393

42,597	Manulife Financial Corp. (a)	1,499,840

895,387	New Gold, Inc. * (a)	7,476,481

31,751	Nutrien Ltd. (c) (d)	1,846,956

500	Nutrien Ltd. (a) (d)	29,089

994,800	NuVista Energy Ltd. * (a)	13,219,390

48,300	Open Text Corp. (a) (d)	1,624,812

10,800	Open Text Corp. (a) (d)	363,619

465,807	Pan American Silver Corp. (NASDAQ)	21,273,406

37,000	Power Corp. of Canada (a)	1,883,824

6,900	TFI International, Inc. (a) (b)	603,681

8,100	TMX Group Ltd. (a)	297,349

Shares	Description	Value ($)

	Canada — continued

25,200	Toronto-Dominion Bank (a)	2,121,564

	Total Canada	61,596,477

	China — 0.7%

969,000	AviChina Industry & Technology Co. Ltd. – Class H	484,119

45,000	Bank of Communications Co. Ltd. – Class H	41,344

61,000	Beijing Enterprises Holdings Ltd.	267,006

410,000	China Communications Services Corp. Ltd. – Class H	256,865

1,419,000	China Construction Bank Corp. – Class H	1,494,921

250,000	China National Building Material Co. Ltd. – Class H	168,317

231,000	China Overseas Land & Investment Ltd.	396,051

1,137,000	China Railway Group Ltd. – Class H	571,862

202,500	China Resources Pharmaceutical Group Ltd.	124,742

58,800	China Taiping Insurance Holdings Co. Ltd.	131,740

841,000	CITIC Ltd.	1,318,351

11,735	Qfin Holdings, Inc. (a)	229,184

	Total China	5,484,502

	Denmark — 1.1%

648	AP Moller – Maersk AS – Class A (a)	1,299,862

950	AP Moller – Maersk AS – Class B (a)	1,900,992

9,349	Genmab AS *	3,003,687

23,968	Novo Nordisk AS – Class B (a)	1,186,964

32,367	Rockwool AS – B Shares (a)	1,094,157

	Total Denmark	8,485,662

	Finland — 0.6%

20,624	Neste OYJ (a)	398,738

341,169	Nokia OYJ (a)	2,077,760

10,883	Orion OYJ – Class B (a)	779,120

23,564	Wartsila OYJ Abp (a)	764,857

	Total Finland	4,020,475

	France — 2.2%

6,167	Amundi SA (a)	493,703

74,905	ArcelorMittal SA	3,246,283

4,885	BioMerieux (a)	612,057

2,331	Capgemini SE (a)	365,227

6,640	Carrefour SA (a)	102,246

6,003	Cie de Saint-Gobain SA (a)	599,141

14,758	Cie Generale des Etablissements Michelin SCA (a)	483,056

45,444	Dassault Systemes SE (a)	1,272,846

6,649	Ipsen SA	959,956

4,497	Legrand SA (a)	682,256

146	L’Oreal SA (a)	63,683

3,385	LVMH Moet Hennessy Louis Vuitton SE (a)	2,501,933

9,045	Safran SA (a)	3,040,583

GMO Alternative Allocation Fund

(A Series of GMO Trust)

Consolidated Schedule of Investments — (Continued)

(showing percentage of total net assets)

November 30, 2025 (Unaudited)

Shares	Description	Value ($)

	France — continued

1,898	Schneider Electric SE (a)	510,762

4,707	STMicroelectronics NV	108,433

16,513	Teleperformance SE (a)	1,137,278

6,071	TotalEnergies SE (a)	399,391

	Total France	16,578,834

	Germany — 2.2%

54,308	Bayer AG (Registered) (a)	1,921,345

12,644	Bayerische Motoren Werke AG (a)	1,292,381

13,572	Continental AG (a)	1,010,314

2,191	Daimler Truck Holding AG (a)	92,745

14,555	Deutsche Post AG (a)	757,505

121,860	E.ON SE (a)	2,170,600

1,226	GEA Group AG (a)	83,071

2,983	Heidelberg Materials AG (a)	765,974

17,106	Infineon Technologies AG	722,136

5,915	Knorr-Bremse AG (a)	627,444

29,770	Mercedes-Benz Group AG (a)	2,010,365

407	Rational AG (a)	304,263

13,216	SAP SE (a)	3,190,474

5,016	Scout24 SE (a)	513,046

2,431	Siemens AG (Registered) (a)	644,710

3,644	Talanx AG (a)	473,507

	Total Germany	16,579,880

	Greece — 0.0%

24,819	Eurobank Ergasias Services & Holdings SA	98,303

	Hong Kong — 2.0%

226,000	CK Asset Holdings Ltd. (a)	1,162,025

227,500	CK Hutchison Holdings Ltd. (a)	1,604,859

4,063	Futu Holdings Ltd. ADR (a) (c)	689,329

429,917	Hang Seng Bank Ltd.	8,418,214

166,000	HKT Trust & HKT Ltd. (a)	253,979

211,000	SITC International Holdings Co. Ltd.	725,487

61,000	Sun Hung Kai Properties Ltd. (a)	774,721

57,500	Techtronic Industries Co. Ltd. (a)	676,264

785,000	WH Group Ltd. (a)	822,077

	Total Hong Kong	15,126,955

	Indonesia — 0.0%

382,500	Astra International Tbk. PT	150,667

168,600	Indofood Sukses Makmur Tbk. PT	74,451

	Total Indonesia	225,118

	Ireland — 0.1%

5,794	Kingspan Group PLC	497,383

	Israel — 2.8%

64,888	Bank Hapoalim BM	1,404,567

97,458	Bank Leumi Le-Israel BM	2,043,818

626	Check Point Software Technologies Ltd. * (c)	116,918

Shares	Description	Value ($)

	Israel — continued

32,370	CyberArk Software Ltd. * (a)	14,844,558

38,023	ICL Group Ltd.	210,751

39,317	Israel Discount Bank Ltd. – Class A	411,746

16,682	Nice Ltd. Sponsored ADR* (a)	1,769,460

2,253	Nice Ltd. *	235,770

	Total Israel	21,037,588

	Italy — 1.1%

10,465	Leonardo SpA (a)	573,582

11,871	Poste Italiane SpA (a)	284,156

7,383	Prysmian SpA (a)	740,969

10,796	Recordati Industria Chimica e Farmaceutica SpA (a)	638,424

194,371	Stellantis NV (a)	2,080,548

4,606,036	Telecom Italia SpA * (a)	2,596,841

45,864	Tenaris SA (a)	922,682

15,972	Tenaris SA ADR (a)	642,394

	Total Italy	8,479,596

	Japan — 8.4%

11,000	AGC, Inc. (a)	380,630

7,800	Amano Corp.	210,155

11,000	Bandai Namco Holdings, Inc. (a)	322,786

9,900	Capcom Co. Ltd. (a)	242,061

12,300	Chubu Electric Power Co., Inc. (a)	192,244

15,600	Credit Saison Co. Ltd. (a)	392,786

10,800	Dai Nippon Printing Co. Ltd. (a)	182,657

31,500	Daito Trust Construction Co. Ltd. (a)	602,584

20,700	Daiwa House Industry Co. Ltd. (a)	706,515

14,800	Daiwabo Holdings Co. Ltd.	288,345

14,200	Denka Co. Ltd.	248,879

10,400	EXEO Group, Inc. (a)	163,602

16,300	Fuji Corp. (a)	357,295

11,600	Fuji Electric Co. Ltd. (a)	809,809

12,200	FUJIFILM Holdings Corp. (a)	261,933

5,200	Fujikura Ltd. (a)	601,787

28,100	H.U. Group Holdings, Inc.	656,657

200	Hikari Tsushin, Inc. (a)	55,664

191,300	Honda Motor Co. Ltd. (a)	1,929,072

129,000	Inpex Corp. (a)	2,751,578

31,400	Isuzu Motors Ltd. (a)	481,182

20,900	Kanematsu Corp. (a)	462,189

99,100	Kawasaki Kisen Kaisha Ltd. (a)	1,319,443

64,400	Kirin Holdings Co. Ltd. (a)	1,011,470

9,500	Komatsu Ltd. (a)	312,069

4,800	Konami Group Corp. (a)	733,595

5,200	Kraftia Corp. (a)	263,862

6,000	Kubota Corp. (a)	86,599

8,900	Kyowa Kirin Co. Ltd.	149,821

7,400	Macnica Holdings, Inc.	110,007

19,800	Makita Corp. (a)	575,695

25,200	Maruichi Steel Tube Ltd.	232,832

19,600	MatsukiyoCocokara & Co. (a)	362,517

GMO Alternative Allocation Fund

(A Series of GMO Trust)

Consolidated Schedule of Investments — (Continued)

(showing percentage of total net assets)

November 30, 2025 (Unaudited)

Shares	Description	Value ($)

	Japan — continued

13,000	Maxell Ltd.	185,364

49,100	Mitsubishi Electric Corp. (a)	1,327,563

17,700	Mitsubishi UFJ Financial Group, Inc. (a)	277,528

59,300	Mitsui OSK Lines Ltd. (a)	1,683,774

17,800	Mizuno Corp.	346,913

12,100	Morinaga & Co. Ltd.	206,900

6,700	NEC Corp. (a)	253,144

10,600	NH Foods Ltd. (a)	468,598

66,900	Nippon Yusen KK (a)	2,118,864

820,700	Nissan Motor Co. Ltd. * (a)	2,000,841

30,500	Nitto Denko Corp. (a)	754,733

250,900	NTT, Inc. (a)	250,048

22,800	Osaka Gas Co. Ltd. (a)	800,192

2,600	Otsuka Holdings Co. Ltd. (a)	147,252

233,400	Panasonic Holdings Corp. (a)	2,920,822

40,300	Penta-Ocean Construction Co. Ltd. (a)	445,223

12,000	Recruit Holdings Co. Ltd. (a)	613,755

110,200	Renesas Electronics Corp.	1,299,540

7,000	Sankyu, Inc. (a)	378,428

14,200	SBI Holdings, Inc. (a)	299,433

1,700	SCREEN Holdings Co. Ltd.	140,209

20,400	SCSK Corp. (a)	743,621

24,600	Sega Sammy Holdings, Inc. (a)	422,738

134,500	Shionogi & Co. Ltd.	2,306,830

10,000	Stanley Electric Co. Ltd.	195,778

96,600	Subaru Corp. (a)	2,157,476

22,000	SUMCO Corp.	174,085

20,800	Sumitomo Electric Industries Ltd. (a)	819,614

17,000	Sumitomo Mitsui Financial Group, Inc.	514,394

16,500	Sumitomo Mitsui Trust Group, Inc.	479,351

2,700	Sumitomo Realty & Development Co. Ltd. (a)	130,476

74,500	Suzuki Motor Corp. (a)	1,165,056

17,000	T&D Holdings, Inc. (a)	369,316

26,200	TDK Corp. (a)	430,049

10,200	THK Co. Ltd. (a)	261,447

39,200	Tokai Carbon Co. Ltd.	258,326

1,600	Tokyo Electron Ltd.	327,100

27,300	Tokyo Gas Co. Ltd. (a)	1,106,486

11,300	TOPPAN Holdings, Inc. (a)	364,818

15,600	Tosei Corp. (a)	165,466

16,000	TOTO Ltd. (a)	418,861

8,600	Towa Corp.	118,327

97,366	Toyota Industries Corp.	10,907,772

80,600	Toyota Tsusho Corp. (a)	2,612,459

35,700	Yamaha Corp. (a)	247,259

145,900	Yamaha Motor Co. Ltd. (a)	1,057,309

15,400	Yokogawa Electric Corp. (a)	492,557

13,500	Zenkoku Hosho Co. Ltd. (a)	273,995

	Total Japan	62,898,410

	Mexico — 0.1%

65,583	Cemex SAB de CV Sponsored ADR (c)	707,641

Shares	Description	Value ($)

	Netherlands — 3.6%

23,936	ABN AMRO Bank NV	811,000

9,678	Akzo Nobel NV	629,151

508	ASM International NV	281,015

2,139	ASML Holding NV	2,262,319

6,130	DSM-Firmenich AG (a)	504,211

20,875	EXOR NV (a)	1,758,650

13,100	ING Groep NV (a)	339,670

465,454	JDE Peet’s NV	17,097,201

16,239	Koninklijke Ahold Delhaize NV (a)	672,269

20,959	Koninklijke KPN NV (a)	96,023

26,877	NN Group NV (a)	1,950,446

6,603	Randstad NV	256,962

3,891	Wolters Kluwer NV	412,693

	Total Netherlands	27,071,610

	New Zealand — 0.0%

65,902	Meridian Energy Ltd. (a)	212,965

	Norway — 0.5%

85,468	Equinor ASA (a)	1,965,406

109,136	Norsk Hydro ASA (a)	782,232

18,475	Orkla ASA (a)	197,779

9,287	Yara International ASA	339,218

	Total Norway	3,284,635

	Poland — 0.4%

84,223	ORLEN SA	2,168,776

143,893	PGE Polska Grupa Energetyczna SA *	389,182

	Total Poland	2,557,958

	Portugal — 0.1%

35,627	Galp Energia SGPS SA	716,219

	Singapore — 0.4%

145,500	CapitaLand Integrated Commercial Trust – (REIT)	264,279

57,300	Singapore Exchange Ltd.	747,172

16,400	Wilmar International Ltd.	41,079

798,000	Yangzijiang Shipbuilding Holdings Ltd.	2,067,259

	Total Singapore	3,119,789

	South Korea — 1.7%

12,475	Doosan Bobcat, Inc.	469,798

12,666	Hankook Tire & Technology Co. Ltd.	530,064

38,235	HMM Co. Ltd.	498,817

3,375	Hyundai Glovis Co. Ltd.	378,087

8,786	Hyundai Mobis Co. Ltd.	1,852,650

4,746	Hyundai Motor Co.	845,246

27,526	Kia Corp.	2,138,756

10,353	LG Corp.	556,235

26,481	LG Electronics, Inc.	1,545,389

1,179	POSCO Holdings, Inc. Sponsored ADR (a)	62,581

1,150	POSCO Holdings, Inc.	242,681

GMO Alternative Allocation Fund

(A Series of GMO Trust)

Consolidated Schedule of Investments — (Continued)

(showing percentage of total net assets)

November 30, 2025 (Unaudited)

Shares	Description	Value ($)

	South Korea — continued

31,539	Samsung Electronics Co. Ltd.	2,166,188

4,901	Shinhan Financial Group Co. Ltd. ADR	265,095

3,769	Shinhan Financial Group Co. Ltd.	201,460

5,458	SK Square Co. Ltd. *	1,114,464

	Total South Korea	12,867,511

	Spain — 1.2%

13,537	Aena SME SA (a)	368,679

22,615	Amadeus IT Group SA (a)	1,664,319

120,435	Banco Bilbao Vizcaya Argentaria SA (a)	2,603,038

302,123	Banco Santander SA (a)	3,240,841

72,369	Repsol SA (a)	1,340,951

	Total Spain	9,217,828

	Sweden — 0.8%

4,009	Assa Abloy AB – Class B (a)	152,478

18,211	Atlas Copco AB – B Shares (a)	278,747

3,786	Atlas Copco AB – Class A (a)	64,340

7,552	Boliden AB * (a)	362,388

1,782	Industrivarden AB – C Shares (a)	74,913

59,890	Investor AB – B Shares (a)	2,039,294

5,494	Sandvik AB (a)	166,136

18,689	Skanska AB – B Shares (a)	479,982

36,211	SKF AB – B Shares (a)	949,732

1,078	Swedish Orphan Biovitrum AB * (a)	38,756

164,736	Telefonaktiebolaget LM Ericsson – B Shares (a)	1,589,630

2,072	Volvo AB – B Shares (a)	62,151

	Total Sweden	6,258,547

	Switzerland — 1.1%

10,231	ABB Ltd. (Registered) (a)	736,261

3,330	BKW AG (a)	695,436

6,667	Logitech International SA (Registered) (a)	752,290

22,739	Nestle SA (Registered) (a)	2,261,629

1,395	Novartis AG (Registered) (a)	181,992

6,015	Roche Holding AG (a) (d)	2,304,366

470	Roche Holding AG (a) (d)	187,135

1,898	Schindler Holding AG (Registered) (a)	644,257

448	SGS SA (Registered) (a)	51,395

7,704	UBS Group AG (Registered) (a)	297,331

205	VAT Group AG (a)	90,472

	Total Switzerland	8,202,564

	Taiwan — 1.4%

9,000	Asustek Computer, Inc.	172,717

63,000	Compal Electronics, Inc.	59,050

287,000	Evergreen Marine Corp. Taiwan Ltd.	1,643,945

25,000	Pegatron Corp.	57,508

4,000	Realtek Semiconductor Corp.	66,565

16,100	Silicon Motion Technology Corp. ADR (b)	1,432,256

148,170	Taiwan Semiconductor Manufacturing Co. Ltd.	6,831,583

Shares	Description	Value ($)

	Taiwan — continued

28,000	Wan Hai Lines Ltd.	72,021

54,000	Yang Ming Marine Transport Corp.	89,635

	Total Taiwan	10,425,280

	Thailand — 0.8%

364,000	Kasikornbank PCL NVDR	2,110,798

2,437,800	Krung Thai Bank PCL NVDR	2,085,361

255,800	PTT Exploration & Production PCL NVDR	846,968

98,600	PTT PCL NVDR	94,260

108,000	SCB X PCL NVDR	436,583

	Total Thailand	5,573,970

	Turkey — 0.1%

143,850	Turk Hava Yollari AO	923,868

	United Kingdom — 4.0%

57,960	3i Group PLC (a)	2,423,597

1,962	Auto Trader Group PLC (a)	16,592

1,265,797	BT Group PLC (a)	3,035,480

15,382	Coca-Cola HBC AG (a)	771,702

115,488	Compass Group PLC (a)	3,631,192

72,599	Diageo PLC (a)	1,668,696

10,011	Experian PLC (a)	439,937

25,919	Fresnillo Plc	903,766

49,806	GSK PLC Sponsored ADR (a)	2,383,715

33,216	GSK PLC (a)	790,409

564,805	Haleon PLC (a)	2,777,647

3,082	Halma PLC (a)	145,441

2,166	Intertek Group PLC (a)	132,534

285,300	Kingfisher PLC (a)	1,155,339

4,210	Next PLC (a)	787,390

46,645	Pearson PLC (a)	616,506

21,600	Rentokil Initial PLC ADR (a) (b)	597,240

3,558	Rio Tinto PLC Sponsored ADR (c)	255,998

43,262	Sage Group PLC (a)	615,957

4,387	Shell PLC ADR (a)	323,629

16,562	Smiths Group PLC (a)	536,161

49,771	Unilever PLC (a)	2,994,613

873,631	Vodafone Group PLC (a)	1,087,967

164,697	Vodafone Group PLC Sponsored ADR (a)	2,053,772

	Total United Kingdom	30,145,280

	United States — 90.7%

24,492	AAON, Inc. (c)	2,289,512

34,015	Abbott Laboratories (a) (c)	4,384,533

13,952	Accenture PLC – Class A (a)	3,488,000

13,452	Acushnet Holdings Corp. (c)	1,131,313

28,099	ACV Auctions, Inc. – Class A * (c)	220,577

7,074	Adobe, Inc. * (a) (c)	2,264,600

231,681	Air Lease Corp. (a)	14,811,366

36,497	Akamai Technologies, Inc. * (a) (c)	3,267,211

117,606	Akero Therapeutics, Inc. * (c)	6,393,062

48,326	Albertsons Cos., Inc. – Class A (c)	885,816

GMO Alternative Allocation Fund

(A Series of GMO Trust)

Consolidated Schedule of Investments — (Continued)

(showing percentage of total net assets)

November 30, 2025 (Unaudited)

Shares	Description	Value ($)

	United States — continued

6,729	Align Technology, Inc. * (a) (c)	990,442

12,957	Allegion PLC (a)	2,151,251

1,387	Allstate Corp. (a) (c)	295,403

29,810	Alphabet, Inc. – Class A (a) (c)	9,544,566

989	Alphabet, Inc. – Class C (c)	316,599

23,014	Amazon.com, Inc. * (c)	5,367,325

6,718	American Electric Power Co., Inc. (c)	831,487

763	AMETEK, Inc. (a) (c)	150,990

5,748	Amphenol Corp. – Class A (a)	809,893

7,306	Annaly Capital Management, Inc. – (REIT) (a)	166,577

29,453	Apple, Inc. (a) (c)	8,212,969

3,314	Applied Materials, Inc. (c)	835,956

16,518	AptarGroup, Inc. (a)	2,060,620

8,680	Aptiv PLC * (c)	673,134

59,006	Aramark (c)	2,193,253

7,321	Arch Capital Group Ltd. * (a)	687,588

90,328	Avidity Biosciences * (a) (c)	6,476,518

10,448	Axcelis Technologies, Inc. * (c)	864,781

7,567	Badger Meter, Inc. (c)	1,351,012

14,832	Balchem Corp. (a)	2,316,907

44,645	Bank of America Corp. (a) (c)	2,395,204

5,600	Becton Dickinson & Co. (a) (b)	1,086,512

17,230	Best Buy Co., Inc. (a) (c)	1,365,994

18,343	Booz Allen Hamilton Holding Corp. (a) (c)	1,530,907

41,492	Bristol-Myers Squibb Co. (a) (c)	2,041,406

12,602	Broadcom, Inc. (c)	5,078,102

11,190	Brown-Forman Corp. – Class B (c)	324,286

19,716	Bruker Corp. (c)	962,338

13,820	Builders FirstSource, Inc. * (c)	1,551,019

2,423	Bunge Global SA (c)	232,778

23,205	Cactus, Inc. – Class A (c)	995,959

111,141	Cadence Bank	4,427,857

190	Cadence Design Systems, Inc. * (c)	59,250

13,543	Capital One Financial Corp. (a)	2,966,865

38,000	Capri Holdings Ltd. * (a) (b) (c)	964,060

23,955	Carnival Corp. * (c)	617,560

50	Cboe Global Markets, Inc. (c)	12,909

8,835	CBRE Group, Inc. – Class A * (a) (c)	1,429,768

30,646	Centene Corp. * (a) (c)	1,205,614

216,056	Ceridian HCM Holding, Inc. * (a)	14,929,470

8,384	CF Industries Holdings, Inc. (c)	659,821

3,802	CH Robinson Worldwide, Inc. (a)	604,024

109,134	Chart Industries, Inc. * (a) (b)	22,257,879

4,400	Charter Communications, Inc. – Class A * (a) (b)	880,528

900	Chevron Corp. (c)	136,017

14,997	Cigna Group (a)	4,158,368

15,190	Cirrus Logic, Inc. * (c)	1,827,965

4,291	Cisco Systems, Inc. (c)	330,150

34,142	Citigroup, Inc. (a) (c)	3,537,111

10,056	Citizens Financial Group, Inc.	544,030

5,928	Clean Harbors, Inc. * (a) (c)	1,348,976

Shares	Description	Value ($)

	United States — continued

2,000	CMS Energy Corp. (c)	150,880

142,312	CNH Industrial NV (c)	1,342,002

34,617	Coca-Cola Co. (a) (c)	2,531,195

4,921	Coca-Cola Consolidated, Inc. (a)	801,877

48,069	Cognizant Technology Solutions Corp. – Class A (a) (b) (c)	3,735,442

17,900	Cohen & Steers, Inc. (a)	1,132,175

69,358	Comcast Corp. – Class A (a) (c)	1,851,165

252,922	Comerica, Inc.	20,329,870

13,400	ConocoPhillips (a) (b)	1,188,446

6,193	Consolidated Edison, Inc. (a) (c)	621,529

15,849	Constellation Brands, Inc. – Class A (c)	2,161,487

17,500	Cooper Cos., Inc. * (a) (b)	1,363,775

21,581	Corteva, Inc. (a) (b) (c)	1,456,070

150	Costco Wholesale Corp. (c)	137,039

1,400	Crowdstrike Holdings, Inc. – Class A * (a) (c)	712,824

33,600	CSX Corp. (b) (c)	1,188,096

5,436	Cummins, Inc. (a) (c)	2,707,019

42,627	CVS Health Corp. (c)	3,425,506

1,800	Darden Restaurants, Inc. (a) (c)	323,244

7,887	Deckers Outdoor Corp. * (a)	694,293

5,143	Dell Technologies, Inc. – Class C (c)	685,819

16,140	Delta Air Lines, Inc. (c)	1,034,574

37,287	Devon Energy Corp. (a) (c)	1,381,856

3,304	Dick’s Sporting Goods, Inc. (c)	682,507

9,790	Docusign, Inc. * (c)	678,936

28,102	Dolby Laboratories, Inc. – Class A (c)	1,895,480

2,329	Dollar General Corp. (a)	255,002

2,989	DoorDash, Inc. – Class A * (a)	592,928

3,613	Dover Corp. (a) (c)	669,417

13,340	DR Horton, Inc. (c)	2,121,193

4,961	DTE Energy Co. (a)	679,806

3,195	Duke Energy Corp. (a) (c)	395,988

17,000	DuPont de Nemours, Inc. (a) (b)	676,090

14,827	Dynatrace, Inc. * (c)	660,691

40,156	eBay, Inc. (c)	3,324,515

8,874	Edwards Lifesciences Corp. * (a) (c)	769,110

98,086	Electronic Arts, Inc. (a)	19,816,315

16,010	Elevance Health, Inc. (a) (c)	5,415,543

2,861	Eli Lilly & Co. (a) (c)	3,076,920

18,236	Entegris, Inc. (c)	1,406,725

16,940	EOG Resources, Inc. (c)	1,826,979

3,292	EPAM Systems, Inc. * (a)	615,604

4,378	Essential Utilities, Inc. (a)	173,325

3,552	Everest Group Ltd. (a)	1,116,358

9,875	Evergy, Inc. (c)	766,794

84,671	Exact Sciences Corp. *	8,576,326

15,971	Exelon Corp. (c)	752,554

8,071	Expedia Group, Inc. (a) (c)	2,063,674

1,176	Expeditors International of Washington, Inc. (a) (c)	172,754

4,568	Fabrinet * (c)	2,098,585

4,885	FedEx Corp. (a)	1,346,697

8,893	Fidelity National Financial, Inc. (a)	528,511

GMO Alternative Allocation Fund

(A Series of GMO Trust)

Consolidated Schedule of Investments — (Continued)

(showing percentage of total net assets)

November 30, 2025 (Unaudited)

Shares	Description	Value ($)

	United States — continued

198,684	Ford Motor Co. (a)	2,638,524

247,744	Fox Corp. – Class B (a)	14,433,565

225,711	Frontier Communications Parent, Inc. * (a)	8,558,961

12,029	FTI Consulting, Inc. * (c)	1,962,531

16,091	Gaming & Leisure Properties, Inc. – (REIT) (c)	700,441

2,934	Garmin Ltd. (a) (c)	573,069

95,635	GCI Liberty, Inc. * (c) (e)	—

37,271	GE HealthCare Technologies, Inc. (a) (c)	2,981,307

5,060	General Mills, Inc. (c)	239,591

38,174	General Motors Co. (a)	2,806,552

16,500	Gitlab Inc. – Class A * (b) (c)	677,490

3,927	Global Payments, Inc. (a) (c)	297,510

20,800	GLOBALFOUNDRIES, Inc. * (b)	745,472

45,607	Globus Medical, Inc. – Class A * (b) (c)	4,152,061

942	Goldman Sachs Group, Inc. (c)	778,130

6,710	Hartford Insurance Group, Inc. (a) (c)	919,471

108,976	Hewlett Packard Enterprise Co. (a)	2,383,305

134,723	Hillenbrand, Inc. (a) (c)	4,289,580

8,908	Hilton Worldwide Holdings, Inc. (a)	2,539,047

114,257	Hologic, Inc. * (a)	8,565,847

7,107	Houlihan Lokey, Inc. (a) (c)	1,246,568

3,623	Howmet Aerospace, Inc. (a)	741,230

107,961	HP, Inc. (a)	2,636,408

4,300	Humana, Inc. (b) (c)	1,056,811

534,405	Huntington Bancshares, Inc.	8,710,801

1,008	IDEXX Laboratories, Inc. * (a) (c)	758,903

28,866	Incyte Corp. * (c)	3,015,342

2,311	Installed Building Products, Inc. (c)	619,394

67,322	Intel Corp. *	2,730,580

5,184	International Business Machines Corp. (a)	1,599,679

28,500	International Paper Co. (a) (b)	1,125,180

4,835	Intuitive Surgical, Inc. * (c)	2,772,776

17,967	Jack Henry & Associates, Inc. (c)	3,134,882

1,077	Jacobs Solutions, Inc. (c)	145,190

27,163	Johnson & Johnson (a) (c)	5,620,568

442	JPMorgan Chase & Co. (a)	138,381

3,806	Kadant, Inc. (c)	1,058,525

76,241	Kellanova (a) (c)	6,376,797

784,174	Kenvue, Inc. (a)	13,605,419

16,794	Kimberly-Clark Corp. (a) (b)	1,832,561

35,521	Kimco Realty Corp. – (REIT) (a)	733,864

6,928	Kinder Morgan, Inc. (c)	189,273

1,779	KLA Corp. (c)	2,091,161

127,183	Kraft Heinz Co. (a) (b)	3,244,438

9,501	Kroger Co. (c)	639,227

41,837	Lam Research Corp. (c)	6,526,572

19,400	Lamb Weston Holdings, Inc. (a) (b) (c)	1,145,764

3,965	Leidos Holdings, Inc. (a) (c)	757,711

15,992	Lennar Corp. – Class A (a) (c)	2,099,750

201	Lennox International, Inc. (c)	100,273

223,025	Liberty Broadband Corp. – Class C * (a)	10,323,827

2,179	LPL Financial Holdings, Inc. (c)	775,811

2,977	Lululemon Athletica, Inc. * (a)	548,304

Shares	Description	Value ($)

	United States — continued

44,072	LyondellBasell Industries NV – Class A (a)	2,159,087

495	M&T Bank Corp. (c)	94,159

20,981	Malibu Boats, Inc. – Class A *	595,651

12,260	Marzetti Co. (a) (c)	2,046,684

10,402	Masimo Corp. * (c)	1,481,557

57,944	Merck & Co., Inc. (a)	6,074,270

16,046	Meta Platforms, Inc. – Class A (a) (b)	10,397,006

3,486	Micron Technology, Inc. (c)	824,369

22,623	Microsoft Corp. (a) (c)	11,130,742

8,300	Middleby Corp. * (a) (b) (c)	981,060

6,373	Molina Healthcare, Inc. * (c)	944,861

39,952	Molson Coors Beverage Co. – Class B (a) (c)	1,858,168

821	Monolithic Power Systems, Inc. (c)	762,028

10,692	Monster Beverage Corp. * (a) (c)	801,793

4,728	Morgan Stanley (a)	802,152

6,380	Netflix, Inc. * (a)	686,360

4,720	Neurocrine Biosciences, Inc. *	718,195

42,433	New York Times Co. – Class A (a)	2,736,928

274,212	News Corp. – Class A (a) (c)	7,041,764

1,540	Nordson Corp. (c)	365,996

51,136	Norfolk Southern Corp. (a) (c)	14,936,314

285,639	Northwestern Energy Group, Inc. (a)	19,734,799

18,235	Nucor Corp. (a)	2,908,300

17,372	Ollie’s Bargain Outlet Holdings, Inc. * (a) (c)	2,138,667

17,880	Omnicom Group, Inc. (a) (b) (c)	1,280,566

37,899	ON Semiconductor Corp. * (c)	1,904,046

17,746	PACCAR, Inc. (a)	1,870,783

3,950	Paycom Software, Inc. (c)	636,622

42,701	PayPal Holdings, Inc. (a) (c)	2,676,926

53,100	Penn Entertainment, Inc. * (b) (c)	788,004

6,722	Pentair PLC (a) (c)	707,423

110,549	Pfizer, Inc. (a) (c)	2,845,531

49,991	Pinterest, Inc. – Class A * (a) (c)	1,305,765

2,649	Preformed Line Products Co. (a) (c)	543,707

20,910	PriceSmart, Inc. (a) (c)	2,574,021

5,339	Principal Financial Group, Inc. (a)	452,854

2,833	Progressive Corp. (a)	648,162

16,222	PulteGroup, Inc. (a) (c)	2,063,276

8,500	Qnity Electronics, Inc.	689,265

73,547	Qorvo, Inc. *	6,316,952

13,540	QUALCOMM, Inc. (c)	2,275,939

7,476	Quest Diagnostics, Inc. (c)	1,414,310

4,849	RBC Bearings, Inc. * (a)	2,157,660

3,697	Reddit, Inc. – Class A * (c)	800,290

751	Regency Centers Corp. – (REIT) (a)	53,441

3,910	Regeneron Pharmaceuticals, Inc. (a)	3,050,543

39,107	Regions Financial Corp. (c)	995,273

162,919	REV Group, Inc. (a)	8,678,695

1,420	ROBLOX Corp. – Class A * (a)	134,943

77,000	Rocket Cos., Inc. – Class A (a) (b)	1,538,460

15,853	Salesforce, Inc. (a)	3,654,751

43,697	Solventum Corp. * (a) (b) (c)	3,725,606

13,739	State Street Corp. (a) (c)	1,635,216

GMO Alternative Allocation Fund

(A Series of GMO Trust)

Consolidated Schedule of Investments — (Continued)

(showing percentage of total net assets)

November 30, 2025 (Unaudited)

Shares	Description	Value ($)

	United States — continued

15,613	Steel Dynamics, Inc. (c)	2,620,330

24,652	StepStone Group, Inc. – Class A (a)	1,557,020

41,421	Synchrony Financial (a) (c)	3,204,329

24,476	T. Rowe Price Group, Inc. (a)	2,505,853

29,033	Target Corp. (a) (c)	2,630,970

3,206	TE Connectivity PLC (a)	725,037

216,657	TEGNA, Inc. (a)	4,229,145

25,100	Terex Corp. (a) (b)	1,159,871

19,577	Texas Instruments, Inc. (c)	3,294,222

4,520	Textron, Inc. (a)	375,883

9,839	Thermo Fisher Scientific, Inc. (a) (c)	5,813,176

15,607	TJX Cos., Inc. (c)	2,371,015

10,115	Tradeweb Markets, Inc. – Class A (a) (c)	1,101,119

1,672	Trane Technologies PLC (c)	704,715

39,855	Trex Co., Inc. * (a) (c)	1,394,128

440,477	TXNM Energy, Inc. (a)	25,745,881

112,827	U.S. Bancorp (a)	5,534,164

23,377	Uber Technologies, Inc. * (a)	2,046,423

1,355	Ulta Beauty, Inc. * (c)	730,115

4,200	Union Pacific Corp. (a) (b)	973,686

26,196	United Airlines Holdings, Inc. * (a)	2,670,944

23,935	United Parcel Service, Inc. – Class B (a)	2,292,734

800	United Rentals, Inc. (a) (b)	652,144

10,947	UnitedHealth Group, Inc. (a) (c)	3,609,992

10,704	Universal Display Corp.	1,273,027

6,500	Universal Health Services, Inc. – Class B (a) (c)	1,583,595

4,265	Valero Energy Corp. (a)	753,881

2,397	Veeva Systems, Inc. – Class A * (a)	575,975

1,492	VeriSign, Inc. (c)	375,969

66,840	Verizon Communications, Inc. (a)	2,747,792

24,053	VICI Properties, Inc. – (REIT) (a)	693,207

10,427	Visa, Inc. – Class A (a) (c)	3,487,206

4,800	Waters Corp. * (a) (b) (c)	1,936,416

24,555	Wells Fargo & Co. (a)	2,108,047

3,438	Williams-Sonoma, Inc. (c)	618,874

41,000	WillScot Holdings Corp. (b) (c)	809,750

5,746	Woodward, Inc. (a) (c)	1,723,972

11,271	WP Carey, Inc. – (REIT) (a)	759,327

13,915	XPEL, Inc. * (c)	646,769

2,443	Yum! Brands, Inc. (a)	374,292

6,023	Zoetis, Inc. (a) (c)	772,028

33,649	Zoom Communications, Inc. * (a) (c)	2,858,819

	Total United States	680,033,704

	TOTAL COMMON STOCKS (COST $959,550,497)	1,038,769,902

	PREFERRED STOCKS (f) —0.5%

	Brazil — 0.0%

95,400	Cia Energetica de Minas Gerais	205,532

Shares / Par Value†		Description	Value ($)

		Germany — 0.5%

	12,434	Bayerische Motoren Werke AG (a)	1,173,359

	18,587	Volkswagen AG (a)	2,124,797

		Total Germany	3,298,156

		South Korea — 0.0%

	492	Hyundai Motor Co. (d)	65,185

	542	Hyundai Motor Co. (d)	70,983

	2,532	Samsung Electronics Co. Ltd.	129,494

		Total South Korea	265,662

		TOTAL PREFERRED STOCKS (COST $3,314,638)	3,769,350

		RIGHTS/WARRANTS — 0.1%

		Canada — 0.0%

	176,256	Resolute Forest Products, Inc. * (g)	264,384

		United States — 0.1%

	13,635	ABIOMED, Inc. * (g)	21,816

	195,149	Bristol-Myers Squibb Co. * (g)	341,511

	38,486	Pershing Square Holdings Ltd. * (g)	11,546

	121,981	Walgreens Boots Alliance, Inc. * (g)	60,990

		Total United States	435,863

		TOTAL RIGHTS/WARRANTS (COST $613,270)	700,247

		INVESTMENT FUNDS — 5.1%

		United States — 5.1%

	9,856,086	Altaba, Inc.* (g)	12,812,912

	4,990,020	GMO U.S. Treasury Fund, Class VI (h)	25,000,000

		TOTAL INVESTMENT FUNDS (COST $37,090,463)	37,812,912

		DEBT OBLIGATIONS — 36.8%

		Dominican Republic — 0.3%

		Sovereign and Sovereign Agency Issuers — 0.3%

DOP	25,000,000	Dominican Republic Central Bank Notes, 144A, 13.00%, due 01/30/26	400,559

DOP	100,000,000	Dominican Republic International Bonds, Reg S, 13.63%, due 02/03/33	1,916,946

		Total Dominican Republic	2,317,505

		Kazakhstan — 0.0%

		Sovereign and Sovereign Agency Issuers — 0.0%

KZT	183,000,000	Development Bank of Kazakhstan JSC, 144A, 18.40%, due 10/16/28	357,926

GMO Alternative Allocation Fund

(A Series of GMO Trust)

Consolidated Schedule of Investments — (Continued)

(showing percentage of total net assets)

November 30, 2025 (Unaudited)

Par Value†		Description	Value ($)

		SupraNational — 0.0%

		Sovereign and Sovereign Agency Issuers — 0.0%

NGN	320,000,000	Asian Development Bank, 20.00%, due 03/27/26	222,973

		United States — 36.4%

		U.S. Government — 24.3%

	4,900,000	U.S. Treasury Floating Rate Notes, Variable Rate, 3 mo. Treasury money market yield + 0.10%, 3.88%, due 01/31/27 (i)	4,895,695

	104,360,000	U.S. Treasury Floating Rate Notes, Variable Rate, 3 mo. Treasury money market yield + 0.16%, 3.94%, due 04/30/27 (a) (i)	104,331,405

	69,900,000	U.S. Treasury Floating Rate Notes, Variable Rate, 3 mo. Treasury money market yield + 0.16%, 3.94%, due 07/31/27 (a) (i)	69,878,653

	2,730,000	U.S. Treasury Floating Rate Notes, Variable Rate, 3 mo. Treasury money market yield + 0.19%, 3.97%, due 10/31/27 (i)	2,729,935

		Total U.S. Government	181,835,688

		U.S. Government Agency — 12.1%

	15,000,000	Uniform Mortgage-Backed Security, TBA, 5.50%, due 12/01/39	15,350,286

	18,613,000	Uniform Mortgage-Backed Security, TBA, 5.50%, due 12/01/54	18,847,636

	55,300,000	Uniform Mortgage-Backed Security, TBA, 6.00%, due 12/01/54	56,618,858

		Total U.S. Government Agency	90,816,780

		Total United States	272,652,468

		Uruguay — 0.1%

		Sovereign and Sovereign Agency Issuers — 0.1%

UYU	13,000,000	Uruguay Government International Bonds, 8.25%, due 05/21/31	334,671

UYU	14,000,000	Uruguay Government International Bonds, 8.00%, due 10/29/35	358,113

		Total Uruguay	692,784

Shares / Par Value†		Description	Value ($)

		Uruguay — continued

		TOTAL DEBT OBLIGATIONS (COST $276,070,606)	276,243,656

		SHORT-TERM INVESTMENTS — 16.4%

		Money Market Funds — 1.4%

	10,362,552	State Street Institutional Treasury Money Market Fund – Premier Class, 3.88% (j)	10,362,552

		Repurchase Agreements — 12.6%

	95,066,125	Daiwa Capital Markets America, Inc. Repurchase Agreement, dated 11/28/25, maturing on 12/01/25 with a maturity value of $95,098,210 and an effective yield of 4.05%, collateralized by a U.S. Treasury Note with maturity date 05/31/30 and a market value of $95,120,958.	95,066,125

		Sovereign and Sovereign Agency Issuers — 2.4%

EGP	58,000,000	Egypt Treasury Bills, Zero Coupon, due 09/01/26	1,017,556

EGP	34,000,000	Egypt Treasury Bills, Zero Coupon, due 10/06/26	584,379

EGP	56,000,000	Egypt Treasury Bills, Zero Coupon, due 10/20/26	955,449

JPY	2,000,000,000	Japan Treasury Discount Bills, Zero Coupon, due 01/07/26	12,797,634

NGN	1,600,000,000	Nigeria OMO Bills, Zero Coupon, due 12/30/25	1,083,800

NGN	1,700,000,000	Nigeria OMO Bills, Zero Coupon, due 02/24/26	1,118,019

NGN	600,000,000	Nigeria OMO Bills, Zero Coupon, due 04/07/26	386,570

		Total Sovereign and Sovereign Agency Issuers	17,943,407

		TOTAL SHORT-TERM INVESTMENTS (COST $123,819,034)	123,372,084

PURCHASED OPTIONS — 0.0%

Description	Exercise Price	Expiration Date	Number of Contracts	Notional Amount		Value ($)
Equity Options – Puts — 0.0%
Humana, Inc. (b)	270.00	01/16/26	31	USD	761,887	91,450
Humana, Inc. (b)	230.00	01/16/26	12	USD	294,924	9,840
Rocket Cos., Inc. (b)	9.20	01/16/26	81	USD	161,838	405

Total Equity Options – Puts						101,695

TOTAL PURCHASED OPTIONS (COST $55,321)						101,695

TOTAL INVESTMENTS — 197.4%
(Cost $1,400,513,829)						1,480,769,846

GMO Alternative Allocation Fund

(A Series of GMO Trust)

Consolidated Schedule of Investments — (Continued)

(showing percentage of total net assets)

November 30, 2025 (Unaudited)

Shares	Description	Value ($)

	SECURITIES SOLD SHORT — (94.3)%

	Common Stocks — (87.3)%

	Australia — (2.5)%

(143,386)	APA Group	(869,831)

(25,842)	CAR Group Ltd.	(589,006)

(2,220)	Cochlear Ltd.	(405,717)

(8,604)	Commonwealth Bank of Australia	(859,896)

(38,376)	GPT Group – (REIT)	(139,578)

(27,086)	Insurance Australia Group Ltd.	(137,586)

(193,788)	Lottery Corp. Ltd.	(694,204)

(6,073)	Macquarie Group Ltd.	(784,423)

(66,561)	Mirvac Group – (REIT)	(94,278)

(5,328)	National Australia Bank Ltd.	(140,088)

(20,417)	NEXTDC Ltd. *	(181,908)

(9,673)	Pro Medicus Ltd.	(1,691,434)

(6,427)	REA Group Ltd.	(825,441)

(74,097)	Scentre Group – (REIT)	(198,098)

(9,244)	SEEK Ltd.	(148,292)

(23,818)	SGH Ltd.	(738,138)

(1,047,787)	Sigma Healthcare Ltd.	(1,976,448)

(359,054)	South32 Ltd.	(760,816)

(125,916)	Transurban Group	(1,231,433)

(45,170)	Vicinity Ltd. – (REIT)	(72,819)

(17,437)	Washington H Soul Pattinson & Co. Ltd.	(432,114)

(3,012)	Westpac Banking Corp.	(74,191)

(53,194)	WiseTech Global Ltd.	(2,547,537)

(25,967)	Woodside Energy Group Ltd.	(424,709)

(20,320)	Woolworths Group Ltd.	(390,365)

(29,316)	Xero Ltd. *	(2,352,502)

	Total Australia	(18,760,852)

	Belgium — (0.3)%

(9,116)	Anheuser-Busch InBev SA	(561,959)

(6,735)	Elia Group SA	(813,424)

(1,405)	Groupe Bruxelles Lambert NV	(121,526)

(51)	Lotus Bakeries NV	(458,273)

(1,522)	Syensqo SA	(124,246)

	Total Belgium	(2,079,428)

	Brazil — (0.4)%

(164,850)	NU Holdings Ltd. – Class A *	(2,866,741)

	Canada — (4.6)%

(3,658)	Agnico Eagle Mines Ltd.	(638,065)

(48,900)	AltaGas Ltd.	(1,508,868)

(2,700)	AtkinsRealis Group, Inc.	(167,570)

(1,200)	Brookfield Corp.	(56,657)

(15,262)	Brookfield Renewable Corp.	(633,220)

(13,566)	Cameco Corp. *	(1,200,727)

(24,915)	Enbridge, Inc.	(1,215,354)

(5,666)	Franco-Nevada Corp.	(1,188,953)

(20,615)	GFL Environmental, Inc. (d)	(937,364)

Shares	Description	Value ($)

	Canada — continued

(1,700)	GFL Environmental, Inc. (d)	(77,345)

(21,500)	Keyera Corp.	(694,640)

(497,737)	Pan American Silver Corp.	(22,731,649)

(29,639)	Pembina Pipeline Corp.	(1,155,625)

(18,217)	Restaurant Brands International, Inc.	(1,318,729)

(30,500)	Saputo, Inc.	(864,507)

	Total Canada	(34,389,273)

	Chile — (0.1)%

(20,022)	Latam Airlines Group SA ADR	(965,661)

	China — (0.3)%

(10,000)	Akeso, Inc. *	(158,931)

(7,200)	BeOne Medicines Ltd. – Class H *	(190,254)

(28,000)	Genscript Biotech Corp. *	(53,831)

(14,000)	Innovent Biologics, Inc. *	(169,713)

(1,300)	Legend Biotech Corp. ADR*	(36,023)

(25,630)	NIO, Inc. – Class A *	(145,187)

(164,018)	NIO, Inc. ADR *	(902,099)

(13,000)	XPeng, Inc. – Class A *	(141,674)

(23,919)	XPeng, Inc. ADR *	(522,152)

	Total China	(2,319,864)

	Denmark — (0.7)%

(21,627)	Coloplast AS – Class B	(1,952,964)

(2,380)	Novonesis Novozymes A/S – Class B	(148,563)

(48,693)	Orsted AS *	(1,037,105)

(76,320)	Tryg AS	(1,890,510)

(1,867)	Zealand Pharma AS *	(150,054)

	Total Denmark	(5,179,196)

	Finland — (0.2)%

(47,602)	Nordea Bank Abp	(842,347)

(39,520)	Stora Enso Oyj – Class R	(465,070)

	Total Finland	(1,307,417)

	France — (1.0)%

(15,272)	Aeroports de Paris SA	(2,239,830)

(216)	Dassault Aviation SA	(67,942)

(20,180)	Edenred SE	(432,755)

(919)	Gecina SA – (REIT)	(85,197)

(76,139)	Getlink SE	(1,377,187)

(773)	Hermes International SCA	(1,886,386)

(2,166)	Kering SA	(737,611)

(12,760)	Renault SA	(511,501)

(2,836)	Unibail-Rodamco-Westfield – (REIT) *	(301,240)

	Total France	(7,639,649)

	Germany — (2.1)%

(337)	adidas AG	(62,769)

(14,672)	BASF SE	(765,165)

(21,550)	Bayer AG (Registered)	(762,411)

(19,670)	Commerzbank AG	(771,818)

GMO Alternative Allocation Fund

(A Series of GMO Trust)

Consolidated Schedule of Investments — (Continued)

(showing percentage of total net assets)

November 30, 2025 (Unaudited)

Shares	Description	Value ($)

	Germany — continued

(3,747)	CTS Eventim AG & Co. KGaA	(366,885)

(67,025)	Delivery Hero SE *	(1,562,710)

(955)	Deutsche Boerse AG	(255,271)

(43,873)	Deutsche Lufthansa AG	(421,296)

(12,393)	Evonik Industries AG	(190,736)

(18,020)	Hensoldt AG	(1,429,802)

(7,760)	LEG Immobilien SE	(582,998)

(5,698)	MTU Aero Engines AG	(2,331,380)

(718)	Nemetschek SE	(80,241)

(98)	Rational AG	(73,262)

(673)	Rheinmetall AG	(1,151,092)

(18,439)	Siemens Energy AG *	(2,469,023)

(10,188)	Talanx AG	(1,323,844)

(49,603)	Vonovia SE	(1,501,639)

	Total Germany	(16,102,342)

	Hong Kong — (0.5)%

(88,600)	AIA Group Ltd.	(922,847)

(28,000)	Galaxy Entertainment Group Ltd.	(145,285)

(15,000)	Henderson Land Development Co. Ltd.	(56,685)

(21,700)	Hongkong Land Holdings Ltd.	(137,920)

(17,300)	Link REIT	(82,170)

(187,000)	MTR Corp. Ltd.	(742,578)

(298,000)	Sands China Ltd.	(814,696)

(32,500)	Swire Pacific Ltd. – Class A	(279,028)

(68,000)	Wharf Holdings Ltd.	(206,395)

	Total Hong Kong	(3,387,604)

	Israel — (0.7)%

(10,023)	Monday.com Ltd. *	(1,441,909)

(32,200)	Teva Pharmaceutical Industries Ltd. ADR*	(865,858)

(30,072)	Wix.com Ltd. *	(2,878,191)

	Total Israel	(5,185,958)

	Italy — (1.0)%

(16,677)	Eni SpA	(311,835)

(6,553)	Ferrari NV	(2,574,167)

(84,722)	FinecoBank Banca Fineco SpA	(2,083,995)

(188,421)	Infrastrutture Wireless Italiane SpA	(1,725,557)

(153,551)	Nexi SpA	(718,051)

(60,323)	Telecom Italia SpA/Milano *	(34,010)

	Total Italy	(7,447,615)

	Japan — (5.3)%

(10,100)	Advantest Corp.	(1,343,911)

(182,500)	Aeon Co. Ltd.	(3,304,307)

(65,300)	ANA Holdings, Inc.	(1,232,081)

(55,100)	Asics Corp.	(1,319,799)

(48,700)	Astellas Pharma, Inc.	(612,374)

(30,200)	Chiba Bank Ltd.	(318,336)

(9,200)	Disco Corp.	(2,565,615)

(22,700)	East Japan Railway Co.	(586,806)

Shares	Description	Value ($)

	Japan — continued

(23,800)	FANUC Corp.	(762,836)

(300)	Fast Retailing Co. Ltd.	(109,606)

(8,300)	Fujikura Ltd.	(960,544)

(4,500)	Hitachi Ltd.	(143,307)

(99,500)	IHI Corp.	(1,775,535)

(157,400)	Japan Exchange Group, Inc.	(1,798,577)

(61,400)	Japan Post Bank Co. Ltd.	(738,912)

(800)	Kawasaki Heavy Industries Ltd.	(50,670)

(2,000)	Keyence Corp.	(680,819)

(41,800)	Kobe Bussan Co. Ltd.	(1,015,997)

(4,300)	Lasertec Corp.	(776,305)

(8,600)	Mizuho Financial Group, Inc.	(303,295)

(109,700)	MonotaRO Co. Ltd.	(1,607,390)

(315,900)	Nissan Motor Co. Ltd. *	(770,154)

(168,700)	Oriental Land Co. Ltd.	(3,245,032)

(472,500)	Rakuten Group, Inc. *	(2,891,822)

(42,200)	Resona Holdings, Inc.	(429,607)

(39,700)	Sanrio Co. Ltd.	(1,422,304)

(2,800)	Shimano, Inc.	(294,015)

(99,500)	Shiseido Co. Ltd.	(1,416,381)

(300)	SMC Corp.	(105,521)

(1,618,900)	SoftBank Corp.	(2,316,189)

(18,200)	SoftBank Group Corp.	(1,957,608)

(7,700)	Tokyo Metro Co. Ltd.	(79,180)

(36,500)	Tokyu Corp.	(425,950)

(37,300)	Toyota Motor Corp.	(752,409)

(15,700)	Yokohama Financial Group, Inc.	(124,204)

(20,000)	Zensho Holdings Co. Ltd.	(1,205,128)

(4,500)	ZOZO, Inc.	(38,765)

	Total Japan	(39,481,291)

	Netherlands — (1.3)%

(590)	Adyen NV *	(922,146)

(27,985)	Aegon Ltd. Common Stock Eur.12	(226,315)

(6,035)	AerCap Holdings NV	(808,690)

(12,320)	BE Semiconductor Industries NV	(1,866,110)

(94,199)	CVC Capital Partners PLC	(1,555,747)

(2,396)	DSM-Firmenich AG	(197,078)

(7,049)	Heineken NV	(574,995)

(60,059)	InPost SA *	(705,216)

(27,354)	Koninklijke Philips NV	(771,653)

(96,108)	Universal Music Group NV	(2,469,754)

	Total Netherlands	(10,097,704)

	New Zealand — (0.2)%

(125,384)	Auckland International Airport Ltd.	(575,813)

(59,426)	Contact Energy Ltd.	(328,553)

(33,281)	Infratil Ltd.	(223,002)

	Total New Zealand	(1,127,368)

	Norway — (0.4)%

(69,990)	Kongsberg Gruppen ASA	(1,658,269)

GMO Alternative Allocation Fund

(A Series of GMO Trust)

Consolidated Schedule of Investments — (Continued)

(showing percentage of total net assets)

November 30, 2025 (Unaudited)

Shares	Description	Value ($)

	Norway — continued

(28,228)	Salmar ASA	(1,651,693)

	Total Norway	(3,309,962)

	Peru — (0.3)%

(17,255)	Southern Copper Corp.	(2,325,688)

	Portugal — (0.1)%

(67,147)	EDP Renovaveis SA	(894,725)

	Singapore — (0.8)%

(89,383)	CapitaLand Integrated Commercial Trust – (REIT)	(162,351)

(723,200)	CapitaLand Investment Ltd.	(1,481,265)

(400,243)	Grab Holdings Ltd. – Class A *	(2,181,324)

(123,400)	Keppel Ltd.	(975,958)

(3,100)	Sea Ltd. ADR *	(430,931)

(125,000)	Singapore Airlines Ltd.	(626,551)

	Total Singapore	(5,858,380)

	South Africa — (0.0)%

(5,705)	Sibanye Stillwater Ltd. ADR*	(76,048)

	Spain — (0.8)%

(78,303)	Cellnex Telecom SA *	(2,351,613)

(54,318)	Ferrovial SE	(3,562,401)

(33,931)	Grifols SA	(415,295)

	Total Spain	(6,329,309)

	Sweden — (1.1)%

(64,805)	Beijer Ref AB	(1,032,979)

(75,319)	EQT AB	(2,609,197)

(45,711)	Fastighets AB Balder – B Shares *	(328,633)

(7,218)	H & M Hennes & Mauritz AB – Class B	(131,145)

(130,860)	Nibe Industrier AB – B Shares	(484,398)

(15,091)	Saab AB – Class B	(761,083)

(6,263)	Sagax AB – Class B	(134,001)

(2,761)	Spotify Technology SA *	(1,653,480)

(68,258)	Svenska Cellulosa AB SCA – Class B	(887,567)

	Total Sweden	(8,022,483)

	Switzerland — (1.3)%

(2,540)	Alcon AG	(202,479)

(14,217)	Amrize Ltd *	(732,025)

(39,176)	Avolta AG	(2,159,325)

(4,721)	Banque Cantonale Vaudoise (Registered)	(572,536)

(31)	Chocoladefabriken Lindt & Spruengli AG	(456,393)

(2,203)	Cie Financiere Richemont SA – Class A (Registered)	(468,359)

(726)	Galderma Group AG	(144,939)

(1,667)	Partners Group Holding AG	(1,978,774)

(11,895)	Sandoz Group AG	(841,399)

(31,599)	SIG Group AG	(383,343)

Shares	Description	Value ($)

	Switzerland — continued

(1,090)	Straumann Holding AG	(124,587)

(2,015)	Swatch Group AG	(407,598)

(46)	Swiss Life Holding AG	(50,453)

(3,540)	Swiss Prime Site AG (Registered)	(522,017)

(3,735)	Swiss Re AG	(659,126)

	Total Switzerland	(9,703,353)

	United Kingdom — (3.2)%

(12,832)	Anglo American PLC	(484,989)

(11,843)	Antofagasta PLC	(433,033)

(27,323)	Barratt Redrow PLC	(142,754)

(115,084)	BP PLC	(691,154)

(2,556)	Bunzl PLC	(73,232)

(52,326)	Entain PLC	(538,989)

(31,127)	Glencore PLC *	(148,792)

(225,394)	Informa PLC	(2,866,137)

(16,949)	InterContinental Hotels Group PLC	(2,250,107)

(25,022)	Land Securities Group PLC – (REIT)	(200,303)

(17,013)	London Stock Exchange Group PLC	(2,004,005)

(1,787)	M&G PLC	(6,439)

(252,751)	Melrose Industries PLC	(1,993,675)

(216,957)	Phoenix Group Holdings PLC	(2,000,156)

(10,593)	Prudential PLC	(153,484)

(9,850)	Reckitt Benckiser Group PLC	(763,369)

(142,485)	Rentokil Initial PLC (b)	(784,393)

(170,158)	Rolls-Royce Holdings PLC	(2,401,654)

(23,253)	Segro PLC – (REIT)	(219,691)

(67,740)	Severn Trent PLC	(2,526,692)

(5,448)	St James’s Place PLC	(100,357)

(52,203)	United Utilities Group PLC	(854,907)

(16,813)	Whitbread PLC	(554,043)

(132,567)	Wise PLC – Class A *	(1,551,291)

(44,298)	WPP PLC	(178,126)

	Total United Kingdom	(23,921,772)

	United States — (58.1)%

(2,713)	3M Co.	(466,772)

(12,532)	AbbVie, Inc.	(2,853,536)

(400)	AeroVironment, Inc. *	(111,784)

(57,901)	Affirm Holdings, Inc. *	(4,108,076)

(3,052)	Air Products and Chemicals, Inc.	(796,725)

(6,000)	Alexandria Real Estate Equities, Inc. – (REIT)	(322,020)

(8,073)	Alnylam Pharmaceuticals, Inc. *	(3,642,780)

(12,200)	American Healthcare REIT, Inc.	(619,516)

(8,396)	American International Group, Inc.	(639,439)

(1,194)	American Water Works Co., Inc.	(155,304)

(16,000)	Americold Realty Trust, Inc. – (REIT)	(173,280)

(4,174)	Analog Devices, Inc.	(1,107,529)

(9,100)	Annaly Capital Management, Inc. – (REIT)	(207,480)

(16,200)	Antero Resources Corp. *	(590,166)

(5,700)	Apollo Global Management, Inc.	(751,545)

(5,800)	Applied Digital Corp. *	(157,180)

GMO Alternative Allocation Fund

(A Series of GMO Trust)

Consolidated Schedule of Investments — (Continued)

(showing percentage of total net assets)

November 30, 2025 (Unaudited)

Shares	Description	Value ($)

	United States — continued

(2,156)	AppLovin Corp. – Class A *	(1,292,479)

(4,731)	ARES Management Corp. – Class A	(742,057)

(367)	Arista Networks, Inc. *	(47,960)

(9,560)	Arthur J Gallagher & Co.	(2,367,247)

(5,000)	AST SpaceMobile, Inc. *	(281,000)

(20,675)	AT&T, Inc.	(537,964)

(1,600)	ATI, Inc. *	(161,280)

(208,900)	Aurora Innovation, Inc. *	(875,291)

(4,847)	Axon Enterprise, Inc. *	(2,618,059)

(1,500)	Baker Hughes Co.	(75,300)

(10,300)	Ball Corp.	(510,159)

(1,600)	Bank of New York Mellon Corp.	(179,360)

(40,393)	Baxter International, Inc.	(756,965)

(3,322)	Becton Dickinson & Co. (b)	(644,534)

(11,048)	Bentley Systems, Inc. – Class B	(463,574)

(3,000)	Bill Holdings, Inc. *	(150,450)

(3,000)	Biogen, Inc. *	(546,270)

(9,845)	BioMarin Pharmaceutical, Inc. *	(550,631)

(279,782)	Black Hills Corp.	(20,645,114)

(5,024)	Blackstone, Inc.	(735,614)

(3,000)	Bloom Energy Corp. – Class A *	(327,720)

(50,500)	Blue Owl Capital, Inc.	(757,500)

(26,083)	Boeing Co. *	(4,929,687)

(3,700)	Bridgebio Pharma, Inc. *	(266,437)

(2,400)	Bright Horizons Family Solutions, Inc. *	(246,624)

(25,646)	Brighthouse Financial, Inc. *	(1,681,095)

(11,319)	Burlington Stores, Inc. *	(2,854,991)

(1,400)	Camden Property Trust – (REIT)	(148,876)

(1,016)	Carlisle Cos., Inc.	(323,159)

(2,900)	Carlyle Group, Inc.	(158,137)

(2,200)	Carpenter Technology Corp.	(700,788)

(10,776)	Carvana Co. *	(4,035,612)

(3,500)	Casella Waste Systems, Inc. – Class A *	(337,365)

(7,600)	Cava Group, Inc. *	(371,564)

(52,642)	Charter Communications, Inc. – Class A * (b)	(10,534,717)

(12,600)	Chewy, Inc. – Class A *	(438,102)

(687)	Church & Dwight Co., Inc.	(58,505)

(9,383)	Cintas Corp.	(1,745,426)

(19,742)	Cloudflare, Inc. – Class A *	(3,952,546)

(472,424)	Coeur Mining, Inc. *	(8,158,763)

(13,100)	Coherent Corp. *	(2,151,806)

(8,042)	Coinbase Global, Inc. – Class A *	(2,194,018)

(5,120)	Constellation Energy Corp.	(1,865,523)

(2,372)	Cooper Cos., Inc. * (b)	(184,850)

(18,366)	Corebridge Financial, Inc.	(551,347)

(1,900)	Corpay, Inc. *	(562,020)

(908)	CoStar Group, Inc. *	(62,470)

(1,614)	Crown Castle, Inc. – (REIT)	(147,326)

(1,300)	Cytokinetics, Inc. *	(88,569)

(1,601)	Danaher Corp.	(363,075)

(12,231)	Dexcom, Inc. *	(776,302)

(5,281)	Diamondback Energy, Inc.	(805,828)

Shares	Description	Value ($)

	United States — continued

(15,494)	Digital Realty Trust, Inc. – (REIT)	(2,480,899)

(6,685)	Dollar Tree, Inc. *	(740,765)

(11,900)	Dominion Energy, Inc.	(746,963)

(9,984)	DoorDash, Inc. – Class A *	(1,980,526)

(31,843)	Dow, Inc.	(759,456)

(112,022)	DraftKings, Inc. – Class A *	(3,714,650)

(4,500)	DT Midstream, Inc.	(546,570)

(33,520)	DuPont de Nemours, Inc. (b)	(1,333,090)

(9,200)	Dutch Bros, Inc. – Class A *	(539,212)

(10,400)	D-Wave Quantum, Inc. *	(235,768)

(2,700)	EchoStar Corp. – Class A *	(197,883)

(409)	Ecolab, Inc.	(112,540)

(41,941)	EQT Corp.	(2,552,529)

(1,976)	Equifax, Inc.	(419,643)

(6,989)	Erie Indemnity Co. – Class A	(2,065,180)

(2,900)	Essential Utilities, Inc.	(114,811)

(7,616)	Estee Lauder Cos., Inc. – Class A	(716,437)

(7,800)	Exact Sciences Corp. *	(790,062)

(1,311)	Exxon Mobil Corp.	(151,971)

(2,031)	Fair Isaac Corp. *	(3,667,641)

(49,140)	Fastenal Co.	(1,985,256)

(63,605)	Fidelity National Information Services, Inc.	(4,183,301)

(479,479)	Fifth Third Bancorp	(20,838,157)

(403)	First Citizens BancShares, Inc. – Class A	(756,790)

(7,129)	Fiserv, Inc. *	(438,220)

(4,881)	Flutter Entertainment PLC * (d)	(1,015,856)

(2,200)	Flutter Entertainment PLC * (d)	(459,382)

(14,486)	Fortive Corp.	(774,711)

(209,990)	Fox Corp. – Class A	(13,754,345)

(2,300)	Freshpet, Inc. *	(131,468)

(5,600)	FTAI Aviation Ltd.	(970,144)

(28,300)	GameStop Corp. – Class A *	(637,599)

(3,025)	Gartner, Inc. *	(704,039)

(1,826)	GE Vernova, Inc.	(1,095,180)

(3,900)	Glaukos Corp. *	(414,531)

(2,500)	Guardant Health, Inc. *	(271,050)

(8,600)	Guidewire Software, Inc. *	(1,857,428)

(11,000)	Healthcare Realty Trust, Inc. – (REIT)	(200,530)

(1,900)	HealthEquity, Inc. *	(199,842)

(58,300)	Healthpeak Properties, Inc. – (REIT)	(1,064,558)

(18,800)	Hecla Mining Co.	(316,216)

(741)	Hershey Co.	(139,367)

(7,939)	HubSpot, Inc. *	(2,916,154)

(790,104)	Huntington Bancshares, Inc.	(12,878,695)

(25,279)	Hyatt Hotels Corp. – Class A	(4,155,615)

(7,222)	Illumina, Inc. *	(949,332)

(9,108)	Ingersoll Rand, Inc.	(731,737)

(6,200)	Insmed, Inc. *	(1,288,174)

(9,975)	Insulet Corp. *	(3,263,720)

(28,265)	Intel Corp. *	(1,146,428)

(1,900)	Interactive Brokers Group, Inc. – Class A	(123,538)

(32,929)	International Flavors & Fragrances, Inc.	(2,287,907)

GMO Alternative Allocation Fund

(A Series of GMO Trust)

Consolidated Schedule of Investments — (Continued)

(showing percentage of total net assets)

November 30, 2025 (Unaudited)

Shares	Description	Value ($)

	United States — continued

(19,963)	International Paper Co. (b)	(788,139)

(3,800)	Invitation Homes, Inc. – (REIT)	(107,160)

(1,100)	Ionis Pharmaceuticals, Inc. *	(91,003)

(34,400)	IonQ, Inc. *	(1,695,920)

(2,609)	IQVIA Holdings, Inc. *	(600,096)

(2,200)	Iron Mountain, Inc. – (REIT)	(189,970)

(395)	JB Hunt Transport Services, Inc.	(68,714)

(1,500)	Jefferies Financial Group, Inc.	(86,340)

(19,600)	Keurig Dr. Pepper, Inc.	(546,840)

(3,000)	KeyCorp	(55,140)

(3,901)	Keysight Technologies, Inc. *	(772,203)

(114,687)	Kimberly-Clark Corp. (b)	(12,514,645)

(27,600)	Kimco Realty Corp. – (REIT)	(570,216)

(25,699)	KKR & Co., Inc.	(3,143,245)

(21,548)	Kraft Heinz Co. (b)	(549,689)

(2,600)	Kratos Defense & Security Solutions, Inc. *	(197,860)

(37,126)	Liberty Media Corp.-Liberty Formula One – Class C *	(3,563,354)

(6,368)	Linde PLC	(2,612,918)

(21,112)	Live Nation Entertainment, Inc. *	(2,775,172)

(262)	Lululemon Athletica, Inc. *	(48,255)

(3,600)	Lumentum Holdings, Inc. *	(1,170,576)

(3,900)	MARA Holdings, Inc. *	(46,059)

(59,621)	Marvell Technology, Inc.	(5,330,117)

(2,749)	Mastercard, Inc. – Class A	(1,513,407)

(8,900)	McCormick & Co., Inc.	(600,572)

(1,196)	McKesson Corp.	(1,053,820)

(884)	MercadoLibre, Inc. *	(1,831,454)

(39,221)	Microchip Technology, Inc.	(2,101,461)

(13,980)	MongoDB, Inc. *	(4,646,533)

(1,586)	Moody’s Corp.	(778,377)

(500)	Morgan Stanley	(84,830)

(3,139)	Motorola Solutions, Inc.	(1,160,426)

(8,700)	MP Materials Corp. *	(538,965)

(4,454)	MSCI, Inc.	(2,510,809)

(15,304)	Natera, Inc. *	(3,654,748)

(248,360)	News Corp. – Class B	(7,309,235)

(14,608)	NextEra Energy, Inc.	(1,260,524)

(8,918)	NIKE, Inc. – Class B	(576,370)

(25,101)	Nutanix, Inc. – Class A *	(1,199,828)

(739)	Occidental Petroleum Corp.	(31,038)

(35,568)	Okta, Inc. *	(2,857,177)

(2,899)	Old Dominion Freight Line, Inc.	(392,206)

(3,400)	Omega Healthcare Investors, Inc. – (REIT)	(156,128)

(43,352)	ONEOK, Inc.	(3,156,893)

(2,908)	O’Reilly Automotive, Inc. *	(295,744)

(29,695)	Otis Worldwide Corp.	(2,638,401)

(171,000)	Ovintiv, Inc.	(7,004,160)

(1,220)	PACCAR, Inc.	(128,612)

(11,070)	Palantir Technologies, Inc. – Class A *	(1,864,742)

(79,509)	Palo Alto Networks, Inc. *	(15,117,046)

(20,477)	Paychex, Inc.	(2,287,076)

Shares	Description	Value ($)

	United States — continued

(35,200)	PG&E Corp.	(567,424)

(2,900)	Planet Fitness, Inc. – Class A *	(324,713)

(2,256)	Pool Corp.	(549,562)

(3,452)	Prudential Financial, Inc.	(373,679)

(1,600)	Public Service Enterprise Group, Inc.	(133,632)

(12,247)	Pure Storage, Inc. – Class A *	(1,089,493)

(1,900)	Q2 Holdings, Inc. *	(137,047)

(9,800)	Qnity Electronics, Inc.	(794,682)

(3,100)	QuantumScape Corp. *	(37,882)

(10,100)	QXO, Inc. *	(189,173)

(23,611)	Realty Income Corp. – (REIT)	(1,360,230)

(2,600)	Regency Centers Corp. – (REIT)	(185,016)

(4,400)	Reinsurance Group of America, Inc.	(835,428)

(4,600)	REVOLUTION Medicines, Inc. *	(357,696)

(7,833)	Revvity, Inc.	(817,844)

(6,900)	Rigetti Computing, Inc. *	(176,433)

(10,000)	Riot Blockchain, Inc. *	(161,300)

(246,328)	Rivian Automotive, Inc. – Class A *	(4,153,090)

(29,380)	Robinhood Markets, Inc. – Class A *	(3,775,036)

(25,208)	ROBLOX Corp. – Class A *	(2,395,516)

(33,102)	Rocket Cos., Inc. – Class A (b)	(661,378)

(57,351)	Rocket Lab Corp. *	(2,416,771)

(4,600)	Roku, Inc. *	(445,234)

(33,745)	Rollins, Inc.	(2,074,643)

(949)	Royal Caribbean Cruises Ltd.	(252,671)

(6,507)	RTX Corp.	(1,138,139)

(9,700)	Rubrik, Inc. – Class A *	(672,404)

(7,800)	Ryan Specialty Holdings, Inc.	(452,946)

(105)	S&P Global, Inc.	(52,377)

(80,600)	Samsara, Inc. – Class A *	(3,065,218)

(4,000)	Sarepta Therapeutics, Inc. *	(85,360)

(2,996)	Seagate Technology Holdings PLC	(828,963)

(4,010)	ServiceNow, Inc. *	(3,257,764)

(1,500)	Shift4 Payments, Inc. – Class A *	(110,670)

(70,607)	Skyworks Solutions, Inc.	(4,656,532)

(178,623)	Snap, Inc. – Class A *	(1,371,825)

(16,980)	Snowflake, Inc. *	(4,266,055)

(98,325)	SoFi Technologies, Inc. *	(2,922,219)

(13,900)	SoundHound AI, Inc. – Class A *	(167,495)

(7,800)	Southern Co.	(710,736)

(15,369)	Starbucks Corp.	(1,338,794)

(3,400)	Starwood Property Trust, Inc. – (REIT)	(62,356)

(3,132)	STERIS PLC	(833,989)

(8,580)	Strategy, Inc. *	(1,520,204)

(10,998)	Sun Communities, Inc. – (REIT)	(1,416,982)

(1,729)	Sysco Corp.	(131,750)

(15,244)	Take-Two Interactive Software, Inc. *	(3,751,091)

(15,757)	Targa Resources Corp.	(2,762,360)

(5,400)	TechnipFMC PLC	(244,404)

(700)	Tempus AI, Inc. *	(54,551)

(159,808)	Terex Corp. (b)	(7,384,728)

(6,795)	Tesla, Inc. *	(2,923,005)

GMO Alternative Allocation Fund

(A Series of GMO Trust)

Consolidated Schedule of Investments — (Continued)

(showing percentage of total net assets)

November 30, 2025 (Unaudited)

Shares	Description	Value ($)

	United States — continued

(2,845)	Texas Pacific Land Corp.	(2,458,905)

(3,541)	T-Mobile U.S., Inc.	(740,104)

(23,866)	Toast, Inc. – Class A *	(815,979)

(12,471)	Tractor Supply Co.	(683,161)

(5,993)	Trade Desk, Inc. – Class A *	(237,083)

(389)	TransDigm Group, Inc.	(529,106)

(9,108)	TransUnion	(774,635)

(1,300)	Truist Financial Corp.	(60,450)

(5,800)	Twilio, Inc. – Class A *	(752,202)

(3,687)	Tyler Technologies, Inc. *	(1,731,489)

(43,396)	UDR, Inc. – (REIT)	(1,580,482)

(14,867)	U-Haul Holding Co. NVDR	(715,251)

(51,136)	Union Pacific Corp. (b)	(11,854,859)

(19,700)	Unity Software, Inc. *	(837,644)

(1,200)	Upstart Holdings, Inc. *	(53,952)

(8,400)	Uranium Energy Corp. *	(103,068)

(2,400)	Varonis Systems, Inc. *	(79,368)

(8,000)	Vaxcyte, Inc. *	(396,880)

(33,946)	Ventas, Inc. – (REIT)	(2,737,066)

(1,144)	Verisk Analytics, Inc.	(257,480)

(15,461)	Vistra Corp.	(2,765,354)

(7,400)	Vornado Realty Trust – (REIT)	(272,468)

(11,511)	Waste Connections, Inc.	(2,032,267)

(2,921)	Waste Management, Inc.	(636,398)

(7,763)	Watsco, Inc.	(2,689,103)

(1,400)	Wayfair, Inc. – Class A *	(155,120)

(16,927)	Welltower, Inc. – (REIT)	(3,524,540)

(215)	West Pharmaceutical Services, Inc.	(59,609)

(11,331)	Western Digital Corp.	(1,850,692)

(46,471)	Williams Cos., Inc.	(2,831,478)

(1,280)	Willis Towers Watson PLC	(410,880)

(1,315)	Workday, Inc. – Class A *	(283,540)

(2,199)	Zebra Technologies Corp. – Class A *	(555,797)

(36,679)	Zillow Group, Inc. – Class C *	(2,728,184)

(8,282)	Zimmer Biomet Holdings, Inc.	(807,661)

(13,786)	Zscaler, Inc. *	(3,467,179)

	Total United States	(435,673,191)

	TOTAL COMMON STOCKS (PROCEEDS $621,544,256)	(654,452,874)

Shares / Par Value†	Description	Value ($)

	PREFERRED STOCKS (f) — (0.3)%

	Germany — (0.3)%

(6,480)	Sartorius AG	(1,889,974)

(13,747)	Dr. Ing hc F Porsche AG	(714,864)

	TOTAL PREFERRED STOCKS (PROCEEDS $2,578,775)	(2,604,838)

	RIGHTS/WARRANTS — (0.0)%

	United States — (0.0)%

(1,710)	GameStop Corp. *	(5,711)

	TOTAL RIGHTS/WARRANTS (PROCEEDS $0)	(5,711)

	DEBT OBLIGATIONS — (6.7)%

	United States — (6.7)%

	U.S. Government Agency — (6.7)%

(15,000,000)	Uniform Mortgage-Backed Security, TBA, 2.50%, due 12/01/40	(14,193,036)

(11,500,000)	Uniform Mortgage-Backed Security, TBA, 6.00%, due 12/01/54	(11,777,859)

(17,500,000)	Uniform Mortgage-Backed Security, TBA, 4.00%, due 12/01/55	(16,674,078)

(7,500,000)	Uniform Mortgage-Backed Security, TBA, 4.50%, due 12/01/55	(7,344,888)

	Total United States	(49,989,861)

	TOTAL DEBT OBLIGATIONS (PROCEEDS $49,733,047)	(49,989,861)

	TOTAL SECURITIES SOLD SHORT (PROCEEDS $673,856,078)	(707,053,284)

	Other Assets and Liabilities (net) — (3.1)%	(23,664,763)

	TOTAL NET ASSETS — 100.0%	$750,051,799

GMO Alternative Allocation Fund

(A Series of GMO Trust)

Consolidated Schedule of Investments — (Continued)

November 30, 2025 (Unaudited)

A summary of outstanding financial instruments at November 30, 2025 is as follows:

Forward Currency Contracts

Settlement Date	Counter- party	Currency Sold		Currency Purchased		Net Unrealized Appreciation (Depreciation) ($)
12/11/2025	BOA	CAD	2,780,000	USD	2,019,058	28,667
12/11/2025	DB	CAD	4,140,000	USD	3,008,544	44,438
12/11/2025	CITI	CAD	5,550,000	USD	4,005,787	32,166
12/11/2025	MSCI	CAD	3,860,000	USD	2,782,027	18,391
02/13/2026	CITI	CAD	1,273,068	USD	914,277	15
12/08/2025	SSB	CHF	51,580,793	USD	65,205,824	935,017
01/15/2026	SSB	CHF	16,237,275	USD	20,362,773	39,076
12/08/2025	MSCI	CHF	2,271,612	USD	2,851,499	21,019
01/15/2026	CITI	CZK	8,200,000	USD	394,014	96
01/30/2026	DB	EUR	10,835,066	USD	12,668,406	56,628
01/30/2026	SSB	EUR	106,000	USD	123,674	292
02/17/2026	DB	EUR	1,800,000	USD	2,097,936	930
02/13/2026	GS	HKD	66,637,135	USD	8,587,790	10,365
02/18/2026	CITI	INR	337,000,000	USD	3,778,402	23,648
01/07/2026	DB	JPY	2,000,000,000	USD	13,493,854	642,633
02/17/2026	SSB	JPY	2,170,420,918	USD	14,162,736	165,213
01/14/2026	GS	JPY	309,000,000	USD	1,991,563	4,795
01/14/2026	MSCI	JPY	398,000,000	USD	2,563,391	4,383
01/15/2026	MSCI	NOK	10,200,000	USD	1,019,754	11,805
01/12/2026	SSB	PHP	15,000,000	USD	256,654	1,028
01/22/2026	MSCI	SEK	69,264,506	USD	7,388,214	29,548
01/21/2026	SSB	SGD	4,940,000	USD	3,838,746	12,386
01/22/2026	CITI	THB	7,500,000	USD	237,291	3,438
01/22/2026	MSCI	THB	29,752,251	USD	940,515	12,828
02/12/2026	SSB	USD	1,791,326	AUD	2,760,000	17,619
02/27/2026	JPM	USD	9,230,548	AUD	14,276,486	126,725
12/02/2025	BCLY	USD	10,264,823	BRL	55,751,334	179,707
12/02/2025	MSCI	USD	23,753,835	BRL	128,990,453	411,409
12/02/2025	CITI	USD	404,523	BRL	2,250,000	16,995
03/03/2026	MSCI	USD	23,795,705	BRL	131,240,453	291,713
03/03/2026	BCLY	USD	10,132,921	BRL	55,751,334	99,485
12/11/2025	MSCI	USD	4,213,710	CAD	5,900,000	10,500
12/11/2025	JPM	USD	1,029,906	CAD	1,440,000	1,088
02/13/2026	MSCI	USD	5,962,305	CAD	8,345,652	31,183
02/25/2026	BOA	USD	10,951,193	CAD	15,379,034	99,267
12/11/2025	CITI	USD	1,481,307	CAD	2,070,000	746
12/08/2025	MSCI	USD	812,328	CHF	652,534	744
02/13/2026	MSCI	USD	5,179,195	CLP	4,867,200,000	67,943
02/13/2026	JPM	USD	12,896,486	COP	49,262,000,000	96,290
01/15/2026	MSCI	USD	4,221,519	CZK	88,400,000	25,108
01/30/2026	MSCI	USD	111,837	EUR	97,000	1,069
02/17/2026	MSCI	USD	1,735,078	EUR	1,490,000	778
01/15/2026	MSCI	USD	2,664,730	GBP	2,040,000	35,618
02/27/2026	MSCI	USD	1,620,977	GBP	1,235,652	14,568
02/19/2026	GS	USD	2,247,867	HUF	749,520,539	21,069
02/10/2026	CITI	USD	204,482	IDR	3,409,500,000	74
02/10/2026	SSB	USD	219,366	IDR	3,677,500,000	1,269
02/27/2026	UBSA	USD	25,883,123	JPY	4,024,465,793	94,420
02/27/2026	BCLY	USD	1,931,926	JPY	300,109,317	5,251
02/17/2026	MSCI	USD	3,581,923	JPY	556,277,595	5,634
01/12/2026	CITI	USD	1,842,008	KRW	2,699,315,314	1,171
12/02/2025	JPM	USD	6,579,552	MXN	121,479,591	58,314
12/02/2025	MSCI	USD	6,582,315	MXN	121,479,591	55,551
01/15/2026	SSB	USD	9,518,236	MXN	177,818,725	153,949
01/15/2026	CITI	USD	806,277	MXN	14,900,000	4,185
03/03/2026	JPM	USD	10,903,710	MXN	202,220,756	41,441
02/27/2026	UBSA	USD	41,002,643	NOK	420,284,262	517,641

Settlement Date	Counter- party	Currency Sold		Currency Purchased		Net Unrealized Appreciation (Depreciation) ($)
02/17/2026	SSB	USD	916,206	NZD	1,610,000	10,784
02/02/2026	JPM	USD	12,967,911	PEN	45,140,000	433,708
02/02/2026	DB	USD	844,791	PEN	2,900,000	16,190
02/02/2026	MSCI	USD	382,793	PEN	1,320,000	9,102
01/12/2026	CITI	USD	160,802	PHP	9,500,000	1,095
01/22/2026	GS	USD	1,795,875	SEK	17,037,360	14,175
01/21/2026	DB	USD	431,709	SGD	560,000	2,048
01/21/2026	CITI	USD	724,914	SGD	940,000	3,179
01/21/2026	MSCI	USD	401,863	SGD	520,000	911
01/21/2026	SSB	USD	423,428	SGD	550,000	2,584
01/21/2026	BOA	USD	394,224	SGD	510,000	805
01/22/2026	CITI	USD	3,719,900	THB	120,100,000	24,866
02/02/2026	BCLY	USD	4,265,022	TRY	195,800,000	121,871
01/29/2026	SSB	USD	432,707	ZAR	7,600,000	9,513
01/29/2026	MSCI	USD	13,356,571	ZAR	234,400,000	282,418
01/29/2026	BCLY	USD	414,307	ZAR	7,200,000	4,638
01/29/2026	CITI	USD	226,925	ZAR	4,000,000	5,822
01/29/2026	SSB	ZAR	4,800,000	USD	280,705	1,409
02/12/2026	MSCI	AUD	1,920,000	USD	1,255,099	(3,298)
12/02/2025	MSCI	BRL	131,240,453	USD	24,295,690	(291,074)
12/02/2025	BCLY	BRL	55,751,334	USD	10,345,395	(99,135)
12/11/2025	MSCI	CAD	1,870,000	USD	1,336,332	(2,528)
12/11/2025	JPM	CAD	2,510,000	USD	1,792,200	(4,879)
12/11/2025	BCLY	CAD	3,660,000	USD	2,599,189	(21,253)
02/13/2026	MSCI	CAD	9,835,323	USD	7,044,957	(18,348)
02/13/2026	BCLY	CAD	256,914	USD	183,604	(901)
02/13/2026	SSB	CAD	4,443,318	USD	3,174,417	(16,582)
02/13/2026	GS	CAD	1,490,229	USD	1,060,670	(9,549)
12/08/2025	BCLY	CHF	1,851,505	USD	2,289,510	(17,506)
02/13/2026	MSCI	CLP	855,903,500	USD	912,662	(10,054)
02/13/2026	CITI	CLP	1,640,400,000	USD	1,755,960	(12,491)
01/15/2026	MSCI	CZK	24,800,000	USD	1,184,318	(7,044)
01/15/2026	CITI	CZK	9,600,000	USD	455,803	(5,369)
01/30/2026	DB	EUR	307,000	USD	356,710	(631)
02/12/2026	JPM	EUR	14,640,999	USD	17,025,933	(26,730)
01/30/2026	SSB	EUR	1,282,600	USD	1,490,318	(2,600)
02/27/2026	UBSA	EUR	50,525,271	USD	58,526,200	(364,614)
02/17/2026	MSCI	EUR	1,340,000	USD	1,556,987	(4,118)
01/15/2026	DB	GBP	1,310,000	USD	1,717,701	(16,346)
01/15/2026	MSCI	GBP	780,000	USD	1,027,398	(5,088)
01/15/2026	GS	GBP	1,930,000	USD	2,544,385	(10,357)
02/10/2026	GS	IDR	9,000,000,000	USD	538,706	(1,258)
02/10/2026	BCLY	IDR	4,800,000,000	USD	286,509	(1,472)
02/12/2026	CITI	ILS	5,167,605	USD	1,584,839	(3,433)
02/12/2026	GS	ILS	950,000	USD	290,576	(1,408)
01/12/2026	CITI	KRW	3,562,187,923	USD	2,420,984	(11,392)
12/02/2025	JPM	MXN	222,063,668	USD	12,080,916	(53,047)
12/02/2025	SSB	MXN	10,493,348	USD	567,968	(5,408)
01/15/2026	GS	MXN	3,600,000	USD	193,118	(2,699)
12/02/2025	BCLY	MXN	10,402,166	USD	564,262	(4,131)
01/15/2026	CITI	NOK	25,400,000	USD	2,489,683	(20,307)
02/17/2026	MSCI	NZD	24,550,000	USD	13,954,637	(180,519)
02/27/2026	SSB	NZD	2,022,893	USD	1,138,757	(26,415)
02/27/2026	GS	NZD	1,834,262	USD	1,031,024	(25,498)
02/02/2026	MSCI	PEN	400,000	USD	118,147	(609)
02/02/2026	GS	PEN	800,000	USD	236,672	(840)
01/12/2026	SSB	PHP	29,500,000	USD	501,133	(1,598)

GMO Alternative Allocation Fund

(A Series of GMO Trust)

Consolidated Schedule of Investments — (Continued)

November 30, 2025 (Unaudited)

Forward Currency Contracts — continued

Settlement Date	Counter- party	Currency Sold		Currency Purchased		Net Unrealized Appreciation (Depreciation) ($)
01/12/2026	CITI	PHP	30,000,000	USD	508,005	(3,247)
02/20/2026	MSCI	PLN	3,850,000	USD	1,051,011	(3,263)
02/20/2026	CITI	PLN	1,000,000	USD	272,657	(1,181)
02/24/2026	GS	RON	11,441,896	USD	2,581,118	(15,123)
12/11/2025	SSB	USD	6,565,446	CAD	9,050,000	(85,937)
12/11/2025	BOA	USD	2,206,325	CAD	3,070,000	(8,304)
12/08/2025	SSB	USD	1,318,744	CHF	1,052,154	(7,737)
01/15/2026	MSCI	USD	717,415	GBP	540,000	(2,617)
01/15/2026	BCLY	USD	3,995,679	GBP	3,010,000	(11,341)
01/15/2026	CITI	USD	1,488,389	GBP	1,110,000	(19,082)
02/10/2026	MSCI	USD	7,051,085	IDR	117,523,243,000	(164)
01/14/2026	MSCI	USD	25,269,985	JPY	3,825,915,155	(670,613)
02/17/2026	MSCI	USD	315,754	JPY	48,929,317	(198)

Settlement Date	Counter- party	Currency Sold		Currency Purchased		Net Unrealized Appreciation (Depreciation) ($)
01/12/2026	JPM	USD	5,550,598	KRW	8,008,180,238	(82,355)
01/20/2026	SSB	USD	1,364,983	KRW	1,978,830,175	(13,286)
01/15/2026	SSB	USD	17,380,410	NOK	175,827,768	(5,377)
01/15/2026	CITI	USD	862,375	NOK	8,700,000	(2,654)
01/12/2026	SSB	USD	4,596,050	PHP	268,100,000	(27,158)
01/14/2026	GS	USD	4,795,650	SEK	45,100,000	(6,294)
01/21/2026	GS	USD	450,986	SGD	580,000	(1,738)
01/22/2026	MSCI	USD	5,879,750	THB	186,000,000	(80,195)
12/08/2025	SSB	USD	358,129	TWD	11,056,651	(6,361)
01/27/2026	MSCI	ZAR	18,061,690	USD	1,035,011	(16,099)

						$3,171,594

Futures Contracts

Number of Contracts +	Type	Expiration Date	Notional Amount ($)	Value/Net Unrealized Appreciation (Depreciation) ($)
Buys
56	Australia Government Bond 10 Yr.	December 2025	4,100,266	(72,717)
55	Canadian Government Bond	March 2026	4,838,599	12,925
473	Corn(i)	March 2026	10,589,287	55,637
383	Cotton(i)	March 2026	12,391,965	(96,648)
208	Euro Bund	December 2025	31,105,547	241,714
91	FTSE 100 Index	December 2025	11,741,415	447,354
70	Health Care Select Sector Futures	December 2025	11,144,700	828,509
582	IODEX Futures(i)	January 2026	5,948,040	73,373
220	Lean Hogs(i)	February 2026	7,128,000	49,096
43	NYMEX Platinum(i)	January 2026	3,622,750	593,866
164	S&P 500 E-Mini	December 2025	56,247,900	893,911
51	S&P/TSX 60 Index Futures	December 2025	13,443,315	508,923
4	Silver(i)	March 2026	1,143,260	127,737
53	Soybean (i)	January 2026	3,015,037	163,910
31	SPI 200 Futures	December 2025	4,378,761	35,786
548	Sugar(i)	February 2026	9,335,290	(614,064)
13	Swiss Market New Index Futures	December 2025	2,082,543	38,456
81	TOPIX Index	December 2025	17,550,101	1,101,361
35	U.S. Treasury Ultra 10 Yr. (CBT)	March 2026	4,067,109	8,704
13	U.S. Ultra Bond (CBT)	March 2026	1,572,188	8,937
173	UK Gilt Long Bond	March 2026	20,971,834	180,596
41	WTI Crude(i)	December 2025	2,400,550	(13,516)

			$238,818,457	$4,573,850

Sales
202	CAC40 10 Euro	December 2025	19,056,341	(339,381)
89	CBOE Volatility Index(i)	December 2025	1,625,914	124,132
87	Cocoa(i)	March 2026	4,788,480	288,057

Number of Contracts +	Type	Expiration Date	Notional Amount ($)	Value/Net Unrealized Appreciation (Depreciation) ($)
137	Coffee(i)	March 2026	19,584,150	118,276
87	Copper(i)	March 2026	11,466,600	(296,408)
32	DAX Index Futures	December 2025	22,148,054	462,198
160	E-mini Russell 2000 Index	December 2025	20,040,800	(515,388)
23	FTSE MIB Index	December 2025	5,791,974	(61,006)
297	FTSE Taiwan Index	December 2025	27,113,276	(1,139,771)
8	Gold(i)	February 2026	3,403,920	(30,894)
138	Hang Seng Index	December 2025	23,023,830	(257,460)
625	IFSC NIFTY 50 Index	December 2025	33,090,749	(100,422)
550	KOSPI 200 Index	December 2025	51,974,467	(3,605,639)
101	Live Cattle Futures(i)	February 2026	8,801,140	100,737
599	MSCI Singapore	December 2025	20,514,616	(237,249)
67	Natural Gas(i)	December 2025	3,249,500	(473,380)
62	NY Harbor ULSD Futures(i)	December 2025	5,997,272	(201,291)
223	OMX Stockholm 30 Index	December 2025	6,605,705	(285,594)
83	RBOB Gasoline(i)	December 2025	6,349,749	(117,542)
31	Soybean Meal(i)	January 2026	987,970	22,104
575	Soybean Oil(i)	January 2026	17,957,250	(393,855)
39	Technology Select Sector Futures	December 2025	11,260,470	(499,105)
84	U.S. Treasury Note 2 Yr. (CBT)	March 2026	17,544,188	5,250
29	U.S. Treasury Note 5 Yr. (CBT)	March 2026	3,183,203	193
258	WCE Canola Futures(i)	January 2026	2,402,671	(88,244)
273	Wheat(i)	March 2026	7,350,525	130,916

			$355,312,814	$(7,390,766)

+	Buys - Fund is long the futures contract.
Sales - Fund is short the futures contract.

GMO Alternative Allocation Fund

(A Series of GMO Trust)

Consolidated Schedule of Investments — (Continued)

November 30, 2025 (Unaudited)

Written Options

Description	Exercise Price	Expiration Date	Number of Contracts	Notional Amount		Value ($)
Equity Options – Calls
Chart Industries, Inc.(b)	145.00	12/19/25	(38)	USD	(775,010)	(235,600)
Globus Medical, Inc.(b)	70.00	12/19/25	(113)	USD	(1,028,752)	(251,990)
Globus Medical, Inc.(b)	60.00	12/19/25	(46)	USD	(418,784)	(145,820)
Middleby Corp.(b)	125.00	12/19/25	(83)	USD	(981,060)	(16,185)
Becton Dickinson & Co.(b)	210.00	01/16/26	(40)	USD	(776,080)	(3,800)
Becton Dickinson & Co.(b)	175.00	01/16/26	(16)	USD	(310,432)	(34,080)
Capri Holdings Ltd.(b)	15.00	01/16/26	(380)	USD	(964,060)	(454,100)
ConocoPhillips(b)	85.00	01/16/26	(64)	USD	(567,616)	(40,640)
DuPont de Nemours, Inc.(b)	65.00	01/16/26	(170)	USD	(676,090)	(294,100)
Humana, Inc.(b)	270.00	01/16/26	(31)	USD	(761,887)	(20,150)
Humana, Inc.(b)	230.00	01/16/26	(12)	USD	(294,924)	(29,472)
Kraft Heinz Co.(b)	27.50	01/16/26	(204)	USD	(520,404)	(4,284)
Omnicom Group, Inc.(b)	70.00	01/16/26	(39)	USD	(279,318)	(15,990)
Penn Entertainment, Inc.(b)	15.00	01/16/26	(354)	USD	(525,336)	(38,232)
Penn Entertainment, Inc.(b)	16.00	01/16/26	(177)	USD	(262,668)	(12,213)
Rocket Cos., Inc.(b)	108.00	01/16/26	(70)	USD	(139,860)	(801,500)
Silicon Motion Technology Corp.(b)	55.00	01/16/26	(161)	USD	(1,432,256)	(565,110)
United Rentals, Inc.(b)	720.00	01/16/26	(8)	USD	(652,144)	(88,640)
WillScot Holdings Corp.(b)	22.50	01/16/26	(410)	USD	(809,750)	(26,650)
Waters Corp.(b)	290.00	02/20/26	(48)	USD	(1,936,416)	(576,000)
ConocoPhillips(b)	92.50	03/20/26	(70)	USD	(620,830)	(29,400)
Corteva, Inc.(b)	60.00	03/20/26	(118)	USD	(796,146)	(128,620)
CSX Corp.(b)	32.50	03/20/26	(336)	USD	(1,188,096)	(134,400)
James Hardie Industries PLC(b)	20.00	03/20/26	(615)	USD	(1,216,470)	(153,750)
Kraft Heinz Co.(b)	27.50	03/20/26	(267)	USD	(681,117)	(16,020)
Union Pacific Corp.(b)	230.00	03/20/26	(42)	USD	(973,686)	(55,020)
Cognizant Technology Solutions Corp.(b)	65.00	04/17/26	(110)	USD	(854,810)	(169,400)
Gitlab, Inc.(b)	45.00	04/17/26	(165)	USD	(677,490)	(90,750)
GLOBALFOUNDRIES, Inc.(b)	35.00	04/17/26	(208)	USD	(745,472)	(95,680)
Solventum Corp.(b)	70.00	04/17/26	(101)	USD	(861,126)	(188,870)
Cooper Cos., Inc.(b)	70.00	05/15/26	(99)	USD	(771,507)	(151,470)
Cooper Cos., Inc.(b)	75.00	05/15/26	(76)	USD	(592,268)	(91,960)
Rentokil Initial PLC(b)	25.00	05/15/26	(216)	USD	(597,240)	(101,520)
Terex Corp.(b)	47.00	05/15/26	(121)	USD	(559,141)	(67,760)
Terex Corp.(b)	44.00	05/15/26	(130)	USD	(600,730)	(94,900)
Charter Communications, Inc.(b)	230.00	06/18/26	(44)	USD	(880,528)	(103,400)
International Paper Co.(b)	42.50	06/18/26	(285)	USD	(1,125,180)	(125,400)
Lamb Weston Holdings, Inc.(b)	62.50	06/18/26	(92)	USD	(543,352)	(54,280)
Lamb Weston Holdings, Inc.(b)	55.00	06/18/26	(102)	USD	(602,412)	(97,920)
Meta Platforms, Inc.(b)	620.00	06/18/26	(9)	USD	(583,155)	(83,700)
TFI International, Inc.(b)	85.00	07/17/26	(69)	USD	(603,681)	(95,220)
Kimberly-Clark Corp.(b)	100.00	09/18/26	(57)	USD	(621,984)	(97,470)
Kimberly-Clark Corp.(b)	105.00	09/18/26	(55)	USD	(600,160)	(75,900)

	Total Equity Options – Calls					(5,957,366)

Index Options – Puts
S&P 500 Index	6,525.00	12/03/25	(2)	USD	(1,369,818)	(140)
S&P 500 Index	6,515.00	12/03/25	(2)	USD	(1,369,818)	(154)
S&P 500 Index	6,520.00	12/03/25	(2)	USD	(1,369,818)	(144)
S&P 500 Index	6,495.00	12/03/25	(2)	USD	(1,369,818)	(120)
S&P 500 Index	6,500.00	12/03/25	(2)	USD	(1,369,818)	(120)
S&P 500 Index	6,510.00	12/03/25	(2)	USD	(1,369,818)	(144)
S&P 500 Index	6,505.00	12/03/25	(2)	USD	(1,369,818)	(150)
Russell 2000 Index	2,390.00	12/05/25	(15)	USD	(3,750,645)	(2,730)
Russell 2000 Index	2,380.00	12/05/25	(15)	USD	(3,750,645)	(2,325)
Russell 2000 Index	2,385.00	12/05/25	(15)	USD	(3,750,645)	(2,535)
S&P 500 Index	6,615.00	12/05/25	(2)	USD	(1,369,818)	(790)
S&P 500 Index	6,660.00	12/05/25	(9)	USD	(6,164,181)	(5,607)
S&P 500 Index	6,625.00	12/05/25	(2)	USD	(1,369,818)	(920)
S&P 500 Index	6,635.00	12/05/25	(2)	USD	(1,369,818)	(1,000)

GMO Alternative Allocation Fund

(A Series of GMO Trust)

Consolidated Schedule of Investments — (Continued)

November 30, 2025 (Unaudited)

Written Options — continued

Description	Exercise Price	Expiration Date		Number of Contracts	Notional Amount		Value ($)
S&P 500 Index	6,605.00	12/05/25		(2)	USD	(1,369,818)	(780)
S&P 500 Index	6,610.00	12/05/25		(2)	USD	(1,369,818)	(780)
S&P 500 Index	6,630.00	12/05/25		(2)	USD	(1,369,818)	(960)
S&P 500 Index	6,620.00	12/05/25		(2)	USD	(1,369,818)	(880)
S&P 500 Index	6,790.00	12/12/25		(9)	USD	(6,164,181)	(43,110)
S&P 500 Index	6,845.00	12/19/25		(9)	USD	(6,164,181)	(77,220)
S&P 500 Index	6,725.00	12/26/25		(9)	USD	(6,164,181)	(53,100)
S&P 500 Index	6,730.00	01/02/26		(9)	USD	(6,164,181)	(62,370)
S&P 500 Index	6,600.00	01/09/26		(10)	USD	(6,849,090)	(55,200)
S&P 500 Index	6,850.00	01/16/26	(9)		USD	(6,164,181)	(115,020)

	Total Index Options – Puts						(426,299)

	TOTAL WRITTEN OPTIONS (Premiums $4,529,928)						$(6,383,665)

Swap Contracts

Centrally Cleared Credit Default Swaps

Reference Entity	Notional Amount		Annual Premium	Implied Credit Spread (1)	Maximum Potential Amount of Future Payments by the Fund Under the Contract (2)	Expiration Date	Periodic Payment Frequency	Premiums Paid/ (Received) ($)	Value ($)	Net Unrealized Appreciation/ (Depreciation) ($)
Buy Protection^:
ITRAXX.XO.42	EUR	12,847,956	5.00%	2.38%	N/A	12/20/2029	Quarterly	(1,123,318)	(1,424,169)	(300,851)
ITRAXX.EUR.42	EUR	60,000,000	1.00%	0.42%	N/A	12/20/2029	Quarterly	(1,121,256)	(1,571,903)	(450,647)
CDX.NA.IG.44	USD	34,000,000	1.00%	0.47%	N/A	06/20/2030	Quarterly	(780,557)	(761,090)	19,467
CDX.NA.IG.45	USD	82,819,000	1.00%	0.90%	N/A	12/20/2035	Quarterly	(496,918)	(632,820)	(135,902)
ITRAXX.EUR.44	EUR	67,772,000	1.00%	0.93%	N/A	12/20/2035	Quarterly	(261,830)	(441,717)	(179,887)
Sell Protection^:
CDX.NA.HY.45	USD	16,435,000	5.00%	3.23%	16,435,000 USD	12/20/2030	Quarterly	1,154,915	1,223,882	68,967
CDX.NA.IG.45	USD	195,672,000	1.00%	0.51%	195,672,000 USD	12/20/2030	Quarterly	4,323,933	4,401,446	77,513
ITRAXX.EUR.44	EUR	150,793,000	1.00%	0.53%	150,793,000 EUR	12/20/2030	Quarterly	3,756,204	3,923,062	166,858
ITRAXX.XO.44	EUR	15,773,000	5.00%	2.56%	15,773,000 EUR	12/20/2030	Quarterly	1,927,112	1,953,870	26,758

								$7,378,285	$6,670,561	$(707,724)

OTC Credit Default Swaps

Reference Entity	Counter- party	Notional Amount		Annual Premium	Implied Credit Spread (1)	Maximum Potential Amount of Future Payments by the Fund Under the Contract (2)	Expiration Date	Periodic Payment Frequency	Premiums Paid/ (Received) ($)	Value ($)	Net Unrealized Appreciation/ (Depreciation) ($)
Buy Protection^:
CMBX.NA.BBB-.18	GS	USD	6,500,000	3.00%	6.04%	6,500,000 USD	12/17/2057	Monthly	418,438	618,746	200,308
CMBX.NA.BBB-.18	GS	USD	10,000,000	3.00%	6.04%	10,000,000 USD	12/17/2057	Monthly	775,950	951,917	175,967
CMBX.NA.BBB-.18	MSCI	USD	6,500,000	3.00%	6.04%	6,5,000,000 USD	12/17/2057	Monthly	455,000	618,746	163,746
CMBX.NA.A.15	CGMI	USD	2,222,000	2.00%	2.92%	2,222,000 USD	11/18/2064	Monthly	266,640	95,250	(171,390)
CMBX.NA.A.15	MSCI	USD	2,222,500	2.00%	2.92%	2,222,500 USD	11/18/2064	Monthly	134,224	95,271	(38,953)
Sell Protection^:
CDX.NA.HY.39	MSCI	USD	12,000,000	5.00%	0.80%	12,000,000 USD	12/20/2027	Quarterly	990,000	1,006,431	16,431
CDX.NA.HY.43	GS	USD	3,750,000	5.00%	0.97%	3,750,000 USD	12/20/2029	Quarterly	353,771	575,136	221,365
CDX.NA.HY.43	GS	USD	3,750,000	5.00%	2.63%	3,750,000 USD	12/20/2029	Quarterly	(198,229)	332,574	530,803

GMO Alternative Allocation Fund

(A Series of GMO Trust)

Consolidated Schedule of Investments — (Continued)

November 30, 2025 (Unaudited)

Swap Contracts — continued

OTC Credit Default Swaps — continued

Reference Entity	Counter- party	Notional Amount		Annual Premium	Implied Credit Spread (1)	Maximum Potential Amount of Future Payments by the Fund Under the Contract (2)	Expiration Date	Periodic Payment Frequency	Premiums Paid/ (Received) ($)	Value ($)	Net Unrealized Appreciation/ (Depreciation) ($)

ITRAXX.EUR.42	BOA	EUR	100,000,000	1.00%	0.20%	100,000,000 EUR	12/20/2029	Quarterly	3,480,792	3,627,359	146,567
ITRAXX.XO.42	CITI	EUR	10,000,000	5.00%	0.41%	10,000,000 EUR	12/20/2029	Quarterly	1,939,631	1,999,089	59,458
ITRAXX.XO.42	CITI	EUR	11,110,000	5.00%	0.41%	11,110,000 EUR	12/20/2029	Quarterly	2,219,796	2,220,988	1,192
ITRAXX.XO.42	JPM	EUR	8,591,342	5.00%	0.41%	8,591,342 EUR	12/20/2029	Quarterly	1,819,494	1,717,485	(102,009)
ITRAXX.EUR.44	BOA	EUR	50,000,000	1.00%	0.28%	50,000,000 EUR	12/20/2030	Quarterly	2,011,827	2,014,002	2,175
CMBX.NA.BBB-.17	GS	USD	5,000,000	3.00%	5.67%	5,000,000 USD	12/15/2056	Monthly	(639,062)	(710,417)	(71,355)
CMBX.NA.BBB-.17	MSCI	USD	5,000,000	3.00%	5.67%	5,000,000 USD	12/15/2056	Monthly	(664,062)	(710,417)	(46,355)
CMBX.NA.AAA.10	GS	USD	4,610,000	0.50%	0.12%	4,610,000 USD	11/17/2059	Monthly	42,162	13,377	(28,785)
CMBX.NA.AAA.15	CGMI	USD	4,444,083	0.50%	0.54%	4,444,083 USD	11/18/2064	Monthly	(165,812)	(7,562)	158,250
CMBX.NA.AAA.15	GS	USD	1,729,643	0.50%	0.54%	1,729,643 USD	11/18/2064	Monthly	(26,612)	(2,943)	23,669
CMBX.NA.AAA.15	MSCI	USD	4,444,083	0.50%	0.54%	4,444,083 USD	11/18/2064	Monthly	(64,196)	(7,562)	56,634

									$13,149,752	$14,447,470	$1,297,718

^

Buy Protection - Fund pays a premium and buys credit protection. If a credit event occurs the Fund will, depending on the terms of the particular swap contract, either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

Sell Protection - Fund receives a premium and sells credit protection. If a credit event occurs the Fund will, depending on the terms of the particular swap contract, either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(1)

As of November 30, 2025, implied credit spreads in absolute terms, calculated using a model, and utilized in determining the market value of credit default swap contracts on the reference security, serve as an indicator of the current status of the payment/performance risk and reflect the likelihood or risk of default for the reference entity. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection. Wider (i.e. higher) credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the contract.

(2)	The maximum potential amount the Fund could be required to pay as a seller of credit protection if a credit event occurs as defined under the terms of that particular swap contract.

Centrally Cleared Interest Rate Swaps

Fund Pays	Fund Receives	Notional Amount		Expiration Date	Periodic Payment Frequency	Premiums Paid/ (Received) ($)	Value ($)	Net Unrealized Appreciation/ (Depreciation) ($)

3.25%	3 Month AUD BBSW	AUD	54,400,000	12/17/2027	Quarterly	15,638	377,444	361,806
3.48%	3 Month AUD BBSW	AUD	9,811,000	12/17/2027	Quarterly	—	39,370	39,370
3.54%	3 Month AUD BBSW	AUD	10,500,000	12/17/2027	Quarterly	(1,059)	34,885	35,944
3 Month AUD BBSW	3.28%	AUD	16,500,000	12/17/2027	Quarterly	—	(108,267)	(108,267)
CAD-CORRA-OIS-COMPOUND	2.22%	CAD	11,000,000	12/17/2027	Annually	—	(11,471)	(11,471)
CAD-CORRA-OIS-COMPOUND	2.31%	CAD	12,000,000	12/17/2027	Annually	—	2,416	2,416
CAD-CORRA-OIS-COMPOUND	2.35%	CAD	12,000,000	12/17/2027	Annually	—	9,756	9,756
CAD-CORRA-OIS-COMPOUND	2.40%	CAD	68,300,000	12/17/2027	Annually	12,073	95,405	83,332
2.33%	CAD-CORRA-OIS-COMPOUND	CAD	10,500,000	12/17/2027	Annually	—	(5,690)	(5,690)
2.33%	CAD-CORRA-OIS-COMPOUND	CAD	12,000,000	12/17/2027	Annually	(5,838)	(5,586)	252
CHF-SARON-OIS-COMPOUND	(0.10)%	CHF	111,900,000	12/17/2027	Annually	(18,253)	(95,870)	(77,617)
(0.06)%	CHF-SARON-OIS-COMPOUND	CHF	5,500,000	12/17/2027	Annually	—	(1,058)	(1,058)
(0.11)%	CHF-SARON-OIS-COMPOUND	CHF	6,400,000	12/17/2027	Annually	—	7,263	7,263
(0.07)%	CHF-SARON-OIS-COMPOUND	CHF	7,000,000	12/17/2027	Annually	—	600	600
(0.11%)	CHF-SARON-OIS-COMPOUND	CHF	3,500,000	12/17/2027	Annually	—	3,972	3,972

GMO Alternative Allocation Fund

(A Series of GMO Trust)

Consolidated Schedule of Investments — (Continued)

November 30, 2025 (Unaudited)

Swap Contracts — continued

Centrally Cleared Interest Rate Swaps — continued

Fund Pays	Fund Receives	Notional Amount		Expiration Date	Periodic Payment Frequency	Premiums Paid/ (Received) ($)	Value ($)	Net Unrealized Appreciation/ (Depreciation) ($)

EUR-EuroSTR-COMPOUND	1.83%	EUR	17,100,000	12/17/2027	Annually	(3,550)	(38,727)	(35,177)
EUR-EuroSTR-COMPOUND	1.93%	EUR	7,500,000	12/17/2027	Annually	—	314	314
1.85%	EUR-EuroSTR-COMPOUND	EUR	7,000,000	12/17/2027	Annually	—	12,017	12,017
1.92%	EUR-EuroSTR-COMPOUND	EUR	6,000,000	12/17/2027	Annually	—	708	708
1.84%	EUR-EuroSTR-COMPOUND	EUR	9,500,000	12/17/2027	Annually	—	18,912	18,912
1.82%	EUR-EuroSTR-COMPOUND	EUR	5,000,000	12/17/2027	Annually	—	12,123	12,123
1.90%	EUR-EuroSTR-COMPOUND	EUR	7,500,000	12/17/2027	Annually	—	5,167	5,167
1.91%	EUR-EuroSTR-COMPOUND	EUR	8,500,000	12/17/2027	Annually	—	4,012	4,012
GBP-SONIA-COMPOUND	3.50%	GBP	4,000,000	12/17/2027	Annually	—	424	424
3.63%	GBP-SONIA-COMPOUND	GBP	50,600,000	12/17/2027	Annually	3,949	(168,480)	(172,429)
3.75%	GBP-SONIA-COMPOUND	GBP	6,000,000	12/17/2027	Annually	—	(37,364)	(37,364)
3.74%	GBP-SONIA-COMPOUND	GBP	7,500,000	12/17/2027	Annually	—	(46,046)	(46,046)
3.70%	GBP-SONIA-COMPOUND	GBP	6,000,000	12/17/2027	Annually	—	(29,687)	(29,687)
3 Month NZD Bank Bill Rate	2.51%	NZD	13,500,000	12/17/2027	Quarterly	—	(56,534)	(56,534)
3 Month NZD Bank Bill Rate	2.57%	NZD	18,500,000	12/17/2027	Quarterly	—	(65,135)	(65,135)
3 Month NZD Bank Bill Rate	2.88%	NZD	15,500,000	12/17/2027	Quarterly	—	(558)	(558)
3 Month NZD Bank Bill Rate	2.92%	NZD	16,200,000	12/17/2027	Quarterly	3,956	5,899	1,943
2.92%	3 Month NZD Bank Bill Rate NZD		17,500,000	12/17/2027	Quarterly	—	(6,762)	(6,762)
3 Month SEK STIBOR	2.08%	SEK	165,000,000	12/17/2027	Quarterly	—	(38,249)	(38,249)
3 Month SEK STIBOR	2.08%	SEK	100,000,000	12/17/2027	Quarterly	—	(22,667)	(22,667)
3 Month SEK STIBOR	2.10%	SEK	90,000,000	12/17/2027	Quarterly	—	(16,517)	(16,517)
3 Month SEK STIBOR	2.12%	SEK	80,000,000	12/17/2027	Quarterly	—	(11,311)	(11,311)
3 Month SEK STIBOR	2.18%	SEK	80,000,000	12/17/2027	Quarterly	—	(954)	(954)
1.93%	3 Month SEK STIBOR	SEK	100,600,000	12/17/2027	Quarterly	192	53,504	53,312
2.02%	3 Month SEK STIBOR	SEK	105,000,000	12/17/2027	Quarterly	—	35,776	35,776
2.04%	3 Month SEK STIBOR	SEK	50,000,000	12/17/2027	Quarterly	—	15,701	15,701
BRL-CDI	14.00%	BRL	32,240,212	01/02/2029	At Maturity	(80)	259,156	259,236
MXN-TIIE ON-OIS COMPOUND	7.29%	MXN	170,500,000	12/11/2030	Monthly	(6,880)	(25,994)	(19,114)
1.68%	CNY-CNREPOFIX=CFXS-Reuters CNY		46,900,000	12/17/2030	Quarterly	(11,069)	(28,836)	(17,767)
COP-IBR-OIS-COMPOUND	8.54%	COP	40,488,000,000	12/17/2030	Quarterly	4,535	(547,338)	(551,873)
CZK-PRIBOR-PRBO	3.75%	CZK	204,300,000	12/17/2030	Semi-Annually	(4,391)	(96,854)	(92,463)
HKD-HIBOR-HKAB	2.83%	HKD	13,000,000	12/17/2030	Quarterly	868	3,765	2,897
3.79%	ILS-SHIR-OIS COMPOUND	ILS	22,300,000	12/17/2030	Annually	(38,899)	(53,411)	(14,512)
5.72%	INR-FBIL-MIBOR-OIS-COMPOUND INR		895,000,000	12/17/2030	Semi-Annually	(6,662)	10,199	16,861
KRW-CD-KSDA-Bloomberg	2.80%	KRW	5,690,000,000	12/17/2030	Quarterly	(17,101)	(53,357)	(36,256)
MYR-KLIBOR-BNM	3.11%	MYR	36,200,000	12/17/2030	Quarterly	(29,334)	(89,460)	(60,126)
4.06%	PLN-WIBOR-WIBO	PLN	23,270,000	12/17/2030	Semi-Annually	1,595	(69,327)	(70,922)
1.42%	SGD-SORA-COMPOUND	SGD	11,500,000	12/17/2030	Semi-Annually	(7,881)	145,809	153,690
1.09%	THB-THOR	THB	242,600,000	12/17/2030	Quarterly	(2,304)	83,861	86,165
TWD-Reuters-6165	1.73%	TWD	22,100,000	12/17/2030	Quarterly	407	(4,628)	(5,035)
ZAR-JIBAR-SAFEX	7.00%	ZAR	15,300,000	12/17/2030	Quarterly	154	12,488	12,334
6 Month AUD BBSW	4.14%	AUD	2,600,000	12/17/2035	Semi-Annually	—	(64,011)	(64,011)
6 Month AUD BBSW	4.16%	AUD	2,500,000	12/17/2035	Semi-Annually	—	(58,750)	(58,750)
6 Month AUD BBSW	4.17%	AUD	4,000,000	12/17/2035	Semi-Annually	—	(90,266)	(90,266)
6 Month AUD BBSW	4.19%	AUD	3,600,000	12/17/2035	Semi-Annually	(2,334)	(78,264)	(75,930)
6 Month AUD BBSW	4.19%	AUD	13,000,000	12/17/2035	Semi-Annually	(11,258)	(285,393)	(274,135)
6 Month AUD BBSW	4.19%	AUD	2,400,000	12/17/2035	Semi-Annually	—	(52,112)	(52,112)
6 Month AUD BBSW	4.24%	AUD	2,800,000	12/17/2035	Semi-Annually	—	(53,929)	(53,929)
6 Month AUD BBSW	4.31%	AUD	2,300,000	12/17/2035	Semi-Annually	—	(34,977)	(34,977)
6 Month AUD BBSW	4.36%	AUD	2,500,000	12/17/2035	Semi-Annually	1,949	(32,086)	(34,035)
4.30%	6 Month AUD BBSW	AUD	3,600,000	12/17/2035	Semi-Annually	—	57,723	57,723
4.35%	6 Month AUD BBSW	AUD	3,200,000	12/17/2035	Semi-Annually	(964)	41,923	42,887
4.36%	6 Month AUD BBSW	AUD	3,500,000	12/17/2035	Semi-Annually	—	43,801	43,801
4.35%	6 Month AUD BBSW	AUD	2,200,000	12/17/2035	Semi-Annually	—	28,998	28,998
4.21%	6 Month AUD BBSW	AUD	3,800,000	12/17/2035	Semi-Annually	—	79,167	79,167

GMO Alternative Allocation Fund

(A Series of GMO Trust)

Consolidated Schedule of Investments — (Continued)

November 30, 2025 (Unaudited)

Swap Contracts — continued

Centrally Cleared Interest Rate Swaps — continued

Fund Pays	Fund Receives	Notional Amount		Expiration Date	Periodic Payment Frequency	Premiums Paid/ (Received) ($)	Value ($)	Net Unrealized Appreciation/ (Depreciation) ($)
CAD-CORRA-OIS-COMPOUND	2.84%	CAD	2,100,000	12/17/2035	Annually	—	(10,044)	(10,044)
CAD-CORRA-OIS-COMPOUND	2.87%	CAD	2,500,000	12/17/2035	Annually	—	(7,438)	(7,438)
CAD-CORRA-OIS-COMPOUND	2.89%	CAD	2,400,000	12/17/2035	Annually	—	(4,223)	(4,223)
CAD-CORRA-OIS-COMPOUND	2.90%	CAD	2,700,000	12/17/2035	Annually	3,961	(3,488)	(7,449)
2.95%	CAD-CORRA-OIS-COMPOUND	CAD	15,500,000	12/17/2035	Annually	6,265	(26,350)	(32,615)
2.90%	CAD-CORRA-OIS-COMPOUND	CAD	2,100,000	12/17/2035	Annually	(5,684)	1,797	7,481
2.90%	CAD-CORRA-OIS-COMPOUND	CAD	2,700,000	12/17/2035	Annually	—	3,657	3,657
2.83%	CAD-CORRA-OIS-COMPOUND	CAD	2,400,000	12/17/2035	Annually	—	13,199	13,199
2.94%	CAD-CORRA-OIS-COMPOUND	CAD	2,300,000	12/17/2035	Annually	—	(3,193)	(3,193)
3.00%	CAD-CORRA-OIS-COMPOUND	CAD	2,700,000	12/17/2035	Annually	—	(14,267)	(14,267)
CHF-SARON-OIS-COMPOUND	0.42%	CHF	1,300,000	12/17/2035	Annually	—	(11,777)	(11,777)
CHF-SARON-OIS-COMPOUND	0.42%	CHF	800,000	12/17/2035	Annually	—	(7,744)	(7,744)
CHF-SARON-OIS-COMPOUND	0.43%	CHF	1,000,000	12/17/2035	Annually	—	(8,748)	(8,748)
CHF-SARON-OIS-COMPOUND	0.49%	CHF	1,400,000	12/17/2035	Annually	—	(1,378)	(1,378)
CHF-SARON-OIS-COMPOUND	0.50%	CHF	1,200,000	12/17/2035	Annually	—	1,130	1,130
0.44%	CHF-SARON-OIS-COMPOUND	CHF	14,500,000	12/17/2035	Annually	20,126	97,130	77,004
0.45%	CHF-SARON-OIS-COMPOUND	CHF	23,000,000	12/17/2035	Annually	11,624	134,068	122,444
0.48%	CHF-SARON-OIS-COMPOUND	CHF	1,300,000	12/17/2035	Annually	—	2,168	2,168
0.51%	CHF-SARON-OIS-COMPOUND	CHF	1,600,000	12/17/2035	Annually	—	(2,897)	(2,897)
EUR-EuroSTR-COMPOUND	2.40%	EUR	1,700,000	12/17/2035	Annually	—	(22,655)	(22,655)
EUR-EuroSTR-COMPOUND	2.41%	EUR	1,200,000	12/17/2035	Annually	—	(15,183)	(15,183)
EUR-EuroSTR-COMPOUND	2.41%	EUR	1,150,000	12/17/2035	Annually	—	(14,551)	(14,551)
EUR-EuroSTR-COMPOUND	2.41%	EUR	1,100,000	12/17/2035	Annually	—	(13,576)	(13,576)
EUR-EuroSTR-COMPOUND	2.41%	EUR	1,500,000	12/17/2035	Annually	—	(18,668)	(18,668)
EUR-EuroSTR-COMPOUND	2.44%	EUR	2,100,000	12/17/2035	Annually	—	(20,039)	(20,039)
EUR-EuroSTR-COMPOUND	2.47%	EUR	1,500,000	12/17/2035	Annually	—	(10,426)	(10,426)
EUR-EuroSTR-COMPOUND	2.48%	EUR	1,700,000	12/17/2035	Annually	—	(9,349)	(9,349)
EUR-EuroSTR-COMPOUND	2.50%	EUR	1,300,000	12/17/2035	Annually	—	(4,655)	(4,655)
EUR-EuroSTR-COMPOUND	2.50%	EUR	1,900,000	12/17/2035	Annually	—	(5,918)	(5,918)
EUR-EuroSTR-COMPOUND	2.51%	EUR	1,300,000	12/17/2035	Annually	—	(3,106)	(3,106)
EUR-EuroSTR-COMPOUND	2.52%	EUR	1,300,000	12/17/2035	Annually	—	(1,219)	(1,219)
2.46%	EUR-EuroSTR-COMPOUND	EUR	800,000	12/17/2035	Annually	1,259	6,224	4,965
2.46%	EUR-EuroSTR-COMPOUND	EUR	3,800,000	12/17/2035	Annually	5,183	28,777	23,594
2.54%	EUR-EuroSTR-COMPOUND	EUR	1,600,000	12/17/2035	Annually	—	(905)	(905)
2.54%	EUR-EuroSTR-COMPOUND	EUR	1,600,000	12/17/2035	Annually	—	(1,652)	(1,652)
2.54%	EUR-EuroSTR-COMPOUND	EUR	2,300,000	12/17/2035	Annually	—	(705)	(705)
2.48%	EUR-EuroSTR-COMPOUND	EUR	2,200,000	12/17/2035	Annually	—	11,984	11,984
2.49%	EUR-EuroSTR-COMPOUND	EUR	1,400,000	12/17/2035	Annually	—	6,973	6,973

GMO Alternative Allocation Fund

(A Series of GMO Trust)

Consolidated Schedule of Investments — (Continued)

November 30, 2025 (Unaudited)

Swap Contracts — continued

Centrally Cleared Interest Rate Swaps — continued

Fund Pays	Fund Receives	Notional Amount		Expiration Date	Periodic Payment Frequency	Premiums Paid/ (Received) ($)	Value ($)	Net Unrealized Appreciation/ (Depreciation) ($)

2.55%	EUR-EuroSTR-COMPOUND	EUR	1,100,000	12/17/2035	Annually	—	(1,706)	(1,706)
GBP-SONIA-COMPOUND	4.02%	GBP	1,300,000	12/17/2035	Annually	—	9,662	9,662
GBP-SONIA-COMPOUND	4.10%	GBP	17,400,000	12/17/2035	Annually	(10,593)	281,182	291,775
GBP-SONIA-COMPOUND	4.10%	GBP	11,900,000	12/17/2035	Annually	(12,446)	187,142	199,588
GBP-SONIA-COMPOUND	4.16%	GBP	1,400,000	12/17/2035	Annually	—	30,517	30,517
GBP-SONIA-COMPOUND	4.19%	GBP	1,500,000	12/17/2035	Annually	—	37,657	37,657
GBP-SONIA-COMPOUND	4.20%	GBP	1,700,000	12/17/2035	Annually	—	45,995	45,995
4.19%	GBP-SONIA-COMPOUND	GBP	1,200,000	12/17/2035	Annually	—	(30,060)	(30,060)
3.94%	GBP-SONIA-COMPOUND	GBP	1,800,000	12/17/2035	Annually	—	3,601	3,601
3.94%	GBP-SONIA-COMPOUND	GBP	1,700,000	12/17/2035	Annually	—	2,387	2,387
3.90%	GBP-SONIA-COMPOUND	GBP	1,800,000	12/17/2035	Annually	—	10,919	10,919
4.01%	GBP-SONIA-COMPOUND	GBP	1,000,000	12/17/2035	Annually	—	(5,589)	(5,589)
3.91%	3 Month NZD Bank Bill Rate	NZD	3,800,000	12/17/2035	Quarterly	(4,786)	3,188	7,974
3.78%	3 Month NZD Bank Bill Rate	NZD	3,600,000	12/17/2035	Quarterly	—	26,040	26,040
3.74%	3 Month NZD Bank Bill Rate	NZD	3,100,000	12/17/2035	Quarterly	—	28,258	28,258
3.67%	3 Month NZD Bank Bill Rate	NZD	4,300,000	12/17/2035	Quarterly	—	54,345	54,345
3.61%	3 Month NZD Bank Bill Rate	NZD	3,200,000	12/17/2035	Quarterly	—	49,632	49,632
3.74%	3 Month NZD Bank Bill Rate	NZD	3,800,000	12/17/2035	Quarterly	—	34,364	34,364
3.93%	3 Month NZD Bank Bill Rate	NZD	3,600,000	12/17/2035	Quarterly	—	(802)	(802)
3 Month NZD Bank Bill Rate	3.57%	NZD	1,900,000	12/17/2035	Quarterly	—	(33,137)	(33,137)
3 Month NZD Bank Bill Rate	3.62%	NZD	3,300,000	12/17/2035	Quarterly	—	(49,749)	(49,749)
3 Month NZD Bank Bill Rate	3.75%	NZD	4,600,000	12/17/2035	Quarterly	—	(38,491)	(38,491)
3 Month NZD Bank Bill Rate	3.91%	NZD	4,100,000	12/17/2035	Quarterly	—	(3,638)	(3,638)
3 Month NZD Bank Bill Rate	3.92%	NZD	26,700,000	12/17/2035	Quarterly	39,434	(15,960)	(55,394)
3 Month SEK STIBOR	2.61%	SEK	22,100,000	12/17/2035	Quarterly	(1,906)	(54,335)	(52,429)
3 Month SEK STIBOR	2.61%	SEK	5,100,000	12/17/2035	Quarterly	(154)	(12,256)	(12,102)
3 Month SEK STIBOR	2.64%	SEK	16,000,000	12/17/2035	Quarterly	—	(34,903)	(34,903)
3 Month SEK STIBOR	2.65%	SEK	23,000,000	12/17/2035	Quarterly	—	(47,093)	(47,093)
3 Month SEK STIBOR	2.65%	SEK	11,000,000	12/17/2035	Quarterly	—	(22,218)	(22,218)
3 Month SEK STIBOR	2.76%	SEK	18,000,000	12/17/2035	Quarterly	—	(19,147)	(19,147)
3 Month SEK STIBOR	2.78%	SEK	19,000,000	12/17/2035	Quarterly	—	(15,648)	(15,648)
2.76%	3 Month SEK STIBOR	SEK	19,000,000	12/17/2035	Quarterly	—	18,719	18,719
2.74%	3 Month SEK STIBOR	SEK	37,000,000	12/17/2035	Quarterly	—	44,656	44,656
2.78%	3 Month SEK STIBOR	SEK	22,000,000	12/17/2035	Quarterly	—	18,830	18,830
2.73%	3 Month SEK STIBOR	SEK	22,000,000	12/17/2035	Quarterly	—	28,584	28,584
2.73%	3 Month SEK STIBOR	SEK	18,000,000	12/17/2035	Quarterly	—	23,138	23,138
2.74%	3 Month SEK STIBOR	SEK	10,000,000	12/17/2035	Quarterly	—	12,439	12,439
2.81%	3 Month SEK STIBOR	SEK	18,000,000	12/17/2035	Quarterly	—	10,667	10,667
2.84%	3 Month SEK STIBOR	SEK	16,000,000	12/17/2035	Quarterly	—	4,383	4,383
USD-SOFR-OIS COMPOUND	3.50%	USD	1,300,000	12/17/2035	Annually	—	(12,238)	(12,238)
USD-SOFR-OIS COMPOUND	3.53%	USD	1,500,000	12/17/2035	Annually	—	(10,142)	(10,142)
USD-SOFR-OIS COMPOUND	3.55%	USD	1,900,000	12/17/2035	Annually	—	(10,046)	(10,046)
USD-SOFR-OIS COMPOUND	3.60%	USD	1,500,000	12/17/2035	Annually	—	(1,552)	(1,552)

GMO Alternative Allocation Fund

(A Series of GMO Trust)

Consolidated Schedule of Investments — (Continued)

November 30, 2025 (Unaudited)

Swap Contracts — continued

Centrally Cleared Interest Rate Swaps — continued

Fund Pays	Fund Receives	Notional Amount		Expiration Date	Periodic Payment Frequency	Premiums Paid/ (Received) ($)	Value ($)	Net Unrealized Appreciation/ (Depreciation) ($)

USD-SOFR-OIS COMPOUND	3.61%	USD	3,200,000	12/17/2035	Annually	—	(213)	(213)
3.52%	USD-SOFR-OIS COMPOUND	USD	15,200,000	12/17/2035	Annually	(7,301)	107,888	115,189
3.51%	USD-SOFR-OIS COMPOUND	USD	2,000,000	12/17/2035	Annually	—	16,217	16,217
3.50%	USD-SOFR-OIS COMPOUND	USD	1,600,000	12/17/2035	Annually	—	14,523	14,523
3.67%	USD-SOFR-OIS COMPOUND	USD	1,500,000	12/17/2035	Annually	—	(7,668)	(7,668)
3.64%	USD-SOFR-OIS COMPOUND	USD	1,600,000	12/17/2035	Annually	—	(3,936)	(3,936)
3.68%	USD-SOFR-OIS COMPOUND	USD	1,800,000	12/17/2035	Annually	—	(10,112)	(10,112)

						$(77,559)	$(256,121)	$(178,562)

OTC Total Return Swaps

Fund Pays	Fund Receives	Counterparty	Notional Amount		Expiration Date	Periodic Payment Frequency	Premiums Paid/ (Received) ($)	Value ($)	Net Unrealized Appreciation/ (Depreciation) ($)

Total Return on iBoxx USD Liquid Leveraged Loans	USD-SOFR-OIS Compound	MSCI	USD	10,000,000	12/20/2025	Quarterly	(20)	(48,149)	(48,129)
1 Day Overnight Federal Funds Effective Rate plus 0.36%	MSCI Daily Total Return Net Value EAFE Index	UBSA	USD	23,727,853	02/02/2026	Monthly	—	637,551	637,551
MSCI Daily Trust Net Growth EAFE Index	1 Day Overnight Federal Funds Effective Rate plus 0.41%	UBSA	USD	21,941,275	02/02/2026	Monthly	—	311,234	311,234
0.20% (i)	Total Return on Sprott Gold Miners ETF	SOCG	USD	19,359,595	04/02/2026	Quarterly	—	911,461	911,461
0.20% (i)	Total Return on BNP Paribas Cross Asset Trend Index	BNP	USD	17,177,010	04/02/2026	Quarterly	—	304,332	304,332
1 Day Overnight Federal Funds Effective Rate plus 0.13%	MSCI Daily Total Return Net Value EAFE Index 1 Day Overnight Federal	GS	USD	2,036,362	04/30/2026	Monthly	—	48,289	48,289
MSCI Daily Trust Net Growth EAFE Index	Funds Effective Rate plus 0.23%	GS	USD	3,941,261	04/30/2026	Monthly	—	60,694	60,694
Total Return on Equity Basket (k)	1 Month Federal Funds Rate minus 0.40%	MORD	USD	5,385,535	06/18/2026	Monthly	—	5,643	5,643
Total Return on Equity Basket (k)	1 Month Federal Funds Rate minus 0.40%	MORD	USD	1,676,846	06/18/2026	Monthly	—	74,976	74,976
0.15%	SG US Strong Balance Sheet Hedged Index	SOCG	USD	35,092,073	09/17/2026	Quarterly	146	(1,019,613)	(1,019,759)
Total Return on Equity Basket (k)	1 Month Federal Funds Rate minus 0.40%	GS	USD	5,098,476	06/24/2027	Monthly	—	(74,277)	(74,277)
Total Return on Equity Basket (l)	1 Month Federal Funds Rate minus 0.40%	GS	USD	14,237,655	06/24/2026	Monthly	—	(314,931)	(314,931)
Total Return on Equity Basket (l)	1 Month Federal Funds Rate minus 0.40%	MORD	USD	14,445,710	06/18/2027	Monthly	—	63,490	63,490

							$126	$960,700	$960,574

GMO Alternative Allocation Fund

(A Series of GMO Trust)

Consolidated Schedule of Investments — (Continued)

November 30, 2025 (Unaudited)

Notes to Schedule of Investments:

†	Denominated in U.S. Dollar, unless otherwise indicated.

*	Non-income producing security.

(a)

All or a portion of this security has been pledged to cover margin requirements on futures and/or cleared swap contracts, collateral on securities sold short, OTC swap contracts, forward currency contracts, written options, repurchase agreements and/or reverse repurchase agreements, if any.

(b)	All or a portion of this investment is held in connection with one or more holdings within the Fund.

(c)	All or a portion of this security is out on loan.

(d)	Securities are traded on separate exchanges for the same entity.

(e)

Investment valued at fair value using methods determined in good faith by the Trustees of GMO Trust or persons acting at their direction pursuant to procedures approved by the Trustees. Investment valued using significant unobservable inputs.

(f)	Preferred dividend rates are disclosed to the extent that a stated rate exists.

(g)	Investment valued using significant unobservable inputs.

(h)	Affiliated company.

(i)	All or a portion of this security or derivative is owned by GMO Alternative Allocation SPC Ltd., which is a 100% owned subsidiary of GMO Alternative Allocation Fund.

(j)	The rate disclosed is the 7 day net yield as of November 30, 2025.

(k)	Periodic payments made/received are based on the total return of the referenced entity. Custom equity basket swap which has a notional amount of less than 1% of the Fund’s total net assets.

(l)	The following table represents the individual long and/or short positions with in the custom equity basket swap as of November 30, 2025.

Shares	Description	% of Equity Basket	Value ($)

	Custom equity basket swap with GS as the counterparty:

(9,888)	Aena SME SA	1.9%	(269,299)

(236,300)	Airports of Thailand PC NVDR	2.2%	(320,174)

(140,835)	Allefro.eu.SA	8.5%	(1,237,661)

(17,687)	Antofagasta PLC	4.5%	(646,716)

(2,231)	Budimex SA	2.6%	(382,163)

(9,584)	Capitec Bank Holdings Ltd.	14.9%	(2,174,022)

(9,441)	CD Projekt SA	4.6%	(663,556)

(37,379)	Cellnex Telecom SA	7.7%	(1,122,574)

(39,132)	Clicks Group Ltd.	5.5%	(795,784)

(733)	Doosan Co. Ltd.	3.0%	(438,609)

(2,261)	Doosan Enerbility Co. Ltd.	0.8%	(117,885)

(5,186)	eMemory Technology, Inc.	2.3%	(339,593)

(17,234)	Entain PLC	1.2%	(177,520)

(299)	Hermes International SCA	5.0%	(729,663)

(1,490)	HLB, Inc.	0.3%	(47,663)

(236)	HYBE Co. Ltd.	0.3%	(48,222)

(7,898)	Hyundai Rotem Co.	6.5%	(945,833)

(122)	Kakao Corp.	0.0%	(4,886)

(14,000)	Kingdee International Software Group Co. Ltd.	0.2%	(25,538)

(888)	Korea Aerospace Industries Ltd.	0.5%	(66,001)

(160,500)	Localiza Rent A Car ADR	9.4%	(1,360,590)

(119)	LPP SA	3.8%	(554,735)

(8,503)	Phoenix Group Holdings PLC	0.5%	(78,390)

(15,138)	Public Power Corp.	2.1%	(306,010)

(1,279)	Samsung Biologics Co. Ltd.	9.6%	(1,401,933)

(688)	Samsung Epis Holdings Co. Ltd.	1.4%	(200,695)

74,749	Turk Hava Yollari AO	(3.3%)	480,071

(6,953)	Yuhan Corp.	4.0%	(578,804)

	TOTAL COMMON STOCKS		$(14,554,448)

Shares	Description	% of Equity Basket	Value ($)

	Custom equity basket swap with MORD as the counterparty:

(4,759)	Anglo American PLC	1.3%	$(179,868)

(23,213)	Antofagasta PLC	5.9%	(848,772)

(58,411)	Aselsan Elektronik Sanayi ve Ticaret AS	1.8%	(252,344)

604,200	Astra International Tbk PT	(1.7%)	237,995

(1,618)	Celltrion, Inc.	1.4%	(204,784)

(24,830)	Doosan Enerbility Co. Ltd.	9.0%	(1,294,598)

(15,808)	Entain PLC	1.1%	(162,832)

(363,445)	Hacı Ömer Sabancı Holding AS	4.9%	(701,152)

(271)	Hanwha Aerospace Co. Ltd.	1.1%	(157,312)

(8,530)	HLB, Inc.	1.9%	(272,861)

(37,300)	Hong Kong Exchange and Clearing Ltd.	13.8%	(1,983,632)

(662)	HYBE Co. Ltd.	0.9%	(135,266)

137,900	Indofood Sukses Makmur Tbk	(0.4%)	60,895

(151,000)	Innovent Biologics, Inc.	12.7%	(1,830,479)

(909,000)	Kingdee International Software Group Co. Ltd.	11.5%	(1,658,155)

(27,112)	Korea Aerospace Industries Ltd.	14.0%	(2,015,098)

(507)	London Stock Exchange Group PLC	0.4%	(59,721)

(128,419)	Salik Co. PJSC	1.4%	(200,748)

(371)	Samsung Biologics Co. Ltd.	2.8%	(406,659)

(199)	Samsung Epis Holdings Co. Ltd.	0.4%	(58,050)

(122,777)	Samsung Heavy Industries Co. Ltd.	14.3%	(2,058,554)

85,890	Turk Hava Yollari AO	(3.8%)	551,623

(69,900)	Xpeng, Inc., Class A	5.3%	(761,771)

	TOTAL COMMON STOCKS		$(14,392,143)

The rates shown on variable rate notes are the current interest rates at November 30, 2025, which are subject to change based on the terms of the security.

Portfolio Abbreviations:

144A - Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional investors.

ADR - American Depositary Receipt

AUD BBSW - Bank Bill Swap Reference Rate denominated in Australian Dollar.

BNM - Bank Negara Malaysia

BRL CDI - Brazilian Interbank Offered Rate dominated in Brazilian Real.

CDI - Certificado de Deposito Interbancario

CNY-CNREPOFIX=CFXS - China 7 Day Interbank Repo Trading Rate denominated in Chinese Reminibi.

CORRA - Canadian Overnight Repo Rate Average

ETF - Exchange-Traded Fund

EuroSTR - Euro Short-Term Rate

FBIL - Financial Benchmarks India PVT. LTD.

HIBOR - Hong Kong Interbank Offered Rate

HKAB - Hong Kong Association of Banks

IBR - Indicador Bancario de Referencia

JSC - Joint-Stock Company

KLIBOR - Kuala Lumpur Interbank Offered Rate

KSDA - Korean Securities Dealers Association

MIBOR - Mumbai Interbank Offer Rate

NVDR - Non-Voting Depositary Receipt

GMO Alternative Allocation Fund

(A Series of GMO Trust)

Consolidated Schedule of Investments — (Continued)

November 30, 2025 (Unaudited)

NZD Bank Bill Rate - Bank Bill Rate denominated in New Zealand Dollar.

OIS - Overnight Indexed Swaps

OMO - Open Market Operations

PJSC - Private Joint-Stock Company

PLN WIBOR WIBO - Warsaw Interbank Offered Rate denominated in Polish Zloty.

PRIBOR - Prague Interbank Offered Rate

RBOB - Reformulated Blendstock for Oxygenate Blending Reg S - Security exempt from registration under Regulation S of the Securities Act of 1933, which exempts from registration securities offered and sold outside the United States. Security may not be offered or sold in the United States except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act of 1933.

REIT - Real Estate Investment Trust

SAFEX - South African Futures Exchange

SARON - Swiss Average Rate Overnight

SEK STIBOR - Stockholm Interbank Offered Rate denominated in Swedish Krona.

SHIR - Shekel Overnight Interest Rate

SOFR - Secured Overnight Financing Rate

SONIA - Sterling Overnight Interbank Average Rate

SORA - Singapore Overnight Rate Average

TBA - To Be Announced - Delayed Delivery Security

THOR - Thai Overnight Repurchase Rate

TIIE - The Interbank Equilibrium Interest Rate denominated in Mexican Peso

WIBOR - Warsaw Interbank Offered Rate

ZAR JIBAR - Johannesburg Interbank Average Rate denominated in South African Rand.

Counterparty Abbreviations:

BCLY - Barclays Bank PLC

BNP - BNP Paribas

BOA - Bank of America, N.A.

CGMI - Citigroup Global Markets Inc.

CITI - Citibank N.A.

DB - Deutsche Bank AG

GS - Goldman Sachs International

JPM - JPMorgan Chase Bank, N.A.

MORD - Morgan Stanley Capital Services LLC

MSCI - Morgan Stanley & Co. International PLC

SOCG - Société Générale

SSB - State Street Bank and Trust Company UBSA - UBS AG

Currency Abbreviations:

AUD - Australian Dollar

BRL - Brazilian Real

CAD - Canadian Dollar

CHF - Swiss Franc

CLP - Chilean Peso

CNY - China Yuan Renminbi

COP - Colombian Peso

CZK - Czech Republic Koruna

DOP - Dominican Republic Peso

EGP - Egyptian Pound

EUR - Euro

GBP - British Pound

HKD - Hong Kong Dollar

HUF - Hungarian Forint

IDR - Indonesian Rupiah

ILS - Israeli Shekel

INR - Indian Rupee

JPY - Japanese Yen

KRW - South Korean Won

KZT - Kazakhstan Tenge

MXN - Mexican Peso

MYR - Malaysian Ringgit

NGN - Nigerian Naira

NOK - Norwegian Krone

NZD - New Zealand Dollar

PEN - Peruvian Sol

PHP - Philippines Peso

PLN - Polish Zloty

RON - Romanian New Leu

SEK - Swedish Krona

SGD - Singapore Dollar

THB - Thai Baht

TRY - Turkish Lira

TWD - Taiwan New Dollar

USD - United States Dollar

UYU - Uruguay Peso

ZAR - South African Rand

GMO Benchmark-Free Allocation Fund

(A Series of GMO Trust)

Schedule of Investments

(showing percentage of total net assets)

November 30, 2025 (Unaudited)

Shares	Description	Value ($)

	INVESTMENT FUNDS — 100.0%

	United States — 100.0%

16,807,564	GMO Alternative Allocation Fund, Class VI (a)	319,007,562

971,478	GMO Climate Change Fund, Class III (a)	24,588,109

1,385,306	GMO High Yield Fund, Class VI (a)	25,115,589

130,865,332	GMO Implementation Fund (a)	2,031,029,951

1,960,592	GMO Opportunistic Income Fund, Class VI (a)	48,093,333

	TOTAL INVESTMENT FUNDS (COST $2,146,873,201)	2,447,834,544

	SHORT-TERM INVESTMENTS — 0.1%

	Money Market Funds — 0.1%

2,471,007	State Street Institutional Treasury Money Market Fund – Premier Class, 3.88% (b)	2,471,007

	TOTAL SHORT-TERM INVESTMENTS (COST $2,471,007)	2,471,007

	TOTAL INVESTMENTS — 100.1% (Cost $2,149,344,208)	2,450,305,551

	Other Assets and Liabilities (net) — (0.1%)	(1,649,067)

	TOTAL NET ASSETS — 100.0%	$2,448,656,484

Notes to Schedule of Investments:

(a)	Affiliated company.
(b)	The rate disclosed is the 7 day net yield as of November 30, 2025.

GMO Benchmark-Free Fund

(A Series of GMO Trust)

Schedule of Investments

(showing percentage of total net assets)

November 30, 2025 (Unaudited)

Shares	Description	Value ($)

	COMMON STOCKS — 58.9%

	Australia — 1.1%

60,270	Accent Group Ltd. (a)	39,674

26,903	AMP Ltd.	30,573

59,000	Aurizon Holdings Ltd.	138,367

181,752	BHP Group Ltd. (a)	4,973,275

97,099	BlueScope Steel Ltd. (a)	1,546,722

41,225	Brambles Ltd. (b)	649,681

208,248	Fortescue Ltd.	2,926,838

7,466	GrainCorp Ltd. – Class A	39,537

95,164	Grange Resources Ltd. *	16,218

57,239	Harvey Norman Holdings Ltd. (b)	260,236

78,161	Helia Group Ltd.	289,258

40,119	HomeCo Daily Needs – (REIT)	35,505

15,015	JB Hi-Fi Ltd.	966,421

94,933	Nine Entertainment Co. Holdings Ltd.	67,790

120,896	Ramelius Resources Ltd.	289,695

3,379	Rio Tinto Ltd.	293,117

3,853	Southern Cross Media Group Ltd.	2,069

14,194	Super Retail Group Ltd.	151,064

24,064	Woodside Energy Group Ltd.	393,585

	Total Australia	13,109,625

	Austria — 0.2%

13,972	OMV AG	773,087

2,252	Palfinger AG	85,125

25,242	Raiffeisen Bank International AG	1,025,746

737	Strabag SE	66,044

8,843	UNIQA Insurance Group AG	154,319

1,589	Vienna Insurance Group AG Wiener Versicherung Gruppe	91,149

	Total Austria	2,195,470

	Belgium — 0.3%

39,668	Ageas SA	2,710,234

6,644	Barco NV	94,913

4,449	Bekaert SA	190,717

422	Melexis NV (a)	25,994

72,425	Proximus SADP	623,685

206	Sofina SA (a)	58,101

	Total Belgium	3,703,644

	Brazil — 0.3%

217,100	Banco Bradesco SA	680,846

1,300	Cia de Saneamento de Minas Gerais Copasa MG	10,139

800	Cia De Sanena Do Parana	5,601

257,700	Cyrela Brazil Realty SA Empreendimentos e Participacoes	1,724,968

101,326	Vibra Energia SA	472,287

20,300	Vivara Participacoes SA	133,562

	Total Brazil	3,027,403

Shares	Description	Value ($)

	Canada — 3.3%

2,600	Alimentation Couche-Tard, Inc. (b)	142,014

112,700	B2Gold Corp.	523,398

9,000	Bank of Montreal (b)	1,139,354

28,100	Bank of Nova Scotia (c)	1,949,275

18,342	Bank of Nova Scotia (c)	1,270,917

11,700	Barrick Mining Corp. (c)	489,199

11,466	Barrick Mining Corp. (c)	474,004

5,400	Canadian Imperial Bank of Commerce (b)	466,909

17,865	Canadian Tire Corp. Ltd. – Class A (a) (b)	2,173,536

6,250	Canfor Corp. * (a)	55,011

28,712	Centerra Gold, Inc.	381,295

13,400	CGI, Inc. (b)	1,193,530

2,400	Cogeco Communications, Inc. (a)	117,299

2,356	Cogeco, Inc.	108,287

52,700	DPM Metals, Inc.	1,470,750

2,900	DREAM Unlimited Corp. – Class A (a)	37,520

5,300	Empire Co. Ltd. – Class A	195,130

100	Fairfax Financial Holdings Ltd. (b)	172,194

3,800	Finning International, Inc. (a)	203,290

3,100	iA Financial Corp., Inc.	366,157

24,167	IGM Financial, Inc. (a)	986,602

1,500	Imperial Oil Ltd.	149,952

5,783	Interfor Corp. *	37,079

5,506	International Petroleum Corp. *	102,948

5,600	Kinross Gold Corp.	157,807

4,400	Linamar Corp.	248,991

55,209	Magna International, Inc. (c)	2,696,408

8,500	Magna International, Inc. (c)	415,983

55,520	Manulife Financial Corp. (b) (c)	1,954,859

42,100	Manulife Financial Corp. (b) (c)	1,490,348

20,668	Nutrien Ltd. (a) (c)	1,202,258

200	Nutrien Ltd. (c)	11,636

69,008	Open Text Corp. (b) (c)	2,321,429

7,300	Open Text Corp. (b) (c)	245,780

28,600	Parex Resources, Inc.	378,618

81,324	Power Corp. of Canada	4,140,544

3,100	Russel Metals, Inc.	90,508

4,845	Spin Master Corp.	71,386

27,300	Sun Life Financial, Inc. (b) (c)	1,618,132

4,900	Sun Life Financial, Inc. (b) (c)	289,688

1,700	Suncor Energy, Inc.	76,445

4,116	Torex Gold Resources, Inc.	193,304

72,900	Toronto-Dominion Bank (c)	6,137,382

5,044	Toronto-Dominion Bank (a) (c)	423,343

8,200	Transcontinental, Inc. – Class A	120,173

1,119	Wajax Corp.	22,045

	Total Canada	38,512,717

	China — 1.9%

165,000	361 Degrees International Ltd.	127,434

686,000	AviChina Industry & Technology Co. Ltd. –Class H (a)	342,730

GMO Benchmark-Free Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)

(showing percentage of total net assets)

November 30, 2025 (Unaudited)

Shares	Description	Value ($)

	China — continued

52,091	Bank of Communications Co. Ltd. – Class H	47,859

44,500	Beijing Enterprises Holdings Ltd.	194,783

320,000	Bosideng International Holdings Ltd.	204,259

1,626,000	China Communications Services Corp. Ltd. – Class H	1,018,688

921,000	China Construction Bank Corp. – Class H	970,276

1,058,000	China Greenfresh Group Co. Ltd. * (d)	—

345,000	China Hongqiao Group Ltd.	1,375,149

149,000	China Lesso Group Holdings Ltd.	85,176

91,000	China Medical System Holdings Ltd.	155,845

178,000	China National Building Material Co. Ltd. – Class H	119,841

154,500	China Overseas Land & Investment Ltd.	264,891

750,000	China Railway Group Ltd. – Class H	377,218

1,341,000	China Reinsurance Group Corp. – Class H	276,319

146,500	China Resources Pharmaceutical Group Ltd.	90,246

249,000	China Taiping Insurance Holdings Co. Ltd.	557,881

594,000	CITIC Ltd.	931,154

613,000	Consun Pharmaceutical Group Ltd.	1,170,011

2,102,000	CSPC Pharmaceutical Group Ltd.	2,145,249

101,300	ENN Energy Holdings Ltd.	926,054

217,000	Fufeng Group Ltd.	224,020

75,000	Geely Automobile Holdings Ltd.	163,933

52,598	K Wah International Holdings Ltd.	14,824

78,100	Legend Holdings Corp. – Class H *	95,756

87,000	Lonking Holdings Ltd.	32,926

200,000	Minth Group Ltd.	877,216

101,000	Orient Overseas International Ltd.	1,641,325

148,000	PICC Property & Casualty Co. Ltd. – Class H	336,623

7,846	Qfin Holdings, Inc.	153,232

9,000	Shanghai Industrial Holdings Ltd.	17,696

722,000	Sino Biopharmaceutical Ltd.	656,341

340,000	Sinopec Engineering Group Co. Ltd. – Class H	321,355

28,000	Skyworth Group Ltd. *	14,413

30,400	Tencent Holdings Ltd.	2,401,951

113,100	Vipshop Holdings Ltd. ADR (b)	2,221,284

85,300	Weibo Corp. Sponsored ADR (a)	847,882

18,000	Zhongsheng Group Holdings Ltd.	27,176

	Total China	21,429,016

	Colombia — 0.0%

3,121	Corp. Financiera Colombiana SA *	15,455

	Czech Republic — 0.0%

72	Philip Morris CR AS	64,128

	Denmark — 0.4%

323	AP Moller - Maersk AS – Class A (b)	647,925

975	AP Moller - Maersk AS – Class B (b)	1,951,018

Shares	Description	Value ($)

	Denmark — continued

4,639	Genmab AS *	1,490,438

8,541	H Lundbeck AS	59,004

799	Matas AS	14,881

18,242	Rockwool AS – B Shares	616,665

2,201	Scandinavian Tobacco Group AS	31,404

	Total Denmark	4,811,335

	Egypt — 0.0%

41,859	Orascom Construction PLC	422,209

	Finland — 0.2%

358,216	Nokia OYJ	2,181,579

15,785	Valmet OYJ	516,246

	Total Finland	2,697,825

	France — 1.9%

12,450	Aperam SA	479,969

44,231	ArcelorMittal SA	1,916,912

1,270	Arkema SA	77,415

10,267	AXA SA (b)	463,840

35,175	BNP Paribas SA	3,006,715

2,510	Capgemini SE (b)	393,273

23,585	Carrefour SA	363,174

13,227	Cie de Saint-Gobain SA (b)	1,320,146

3,255	Cie Generale des Etablissements Michelin SCA	106,542

5,524	Coface SA	97,347

11,569	Credit Agricole SA	221,771

8,028	Derichebourg SA (b)	59,952

7,818	Eiffage SA	1,080,274

2,546	Ipsen SA	367,581

5,172	IPSOS SA	192,788

1,314	Legrand SA (b)	199,351

7,536	Metropole Television SA	109,568

4,195	Orange SA (b)	69,151

6,239	Quadient SA	103,921

12,461	Rubis SCA (b)	476,130

37,549	Sanofi SA	3,745,040

358	Schneider Electric SE (b)	96,340

703	Societe BIC SA (b)	40,204

8,994	Societe Generale SA	626,256

11,333	STMicroelectronics NV	261,236

21,156	STMicroelectronics NV - NY Shares (a)	486,376

13,819	Teleperformance SE (b)	951,737

25,176	Television Francaise 1 SA	243,255

59,718	TotalEnergies SE (b)	3,928,652

46,482	Valeo SE	589,128

	Total France	22,074,044

	Germany — 1.4%

102	Amadeus Fire AG	5,297

36,324	Bayer AG (Registered)	1,285,095

19,366	Bayerische Motoren Werke AG (b)	1,979,457

GMO Benchmark-Free Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)

(showing percentage of total net assets)

November 30, 2025 (Unaudited)

Shares	Description	Value ($)

	Germany — continued

7,794	Continental AG	580,194

16,771	Daimler Truck Holding AG	709,916

74,588	Deutsche Bank AG (Registered) (b)	2,644,580

29,170	Deutsche Post AG (b)	1,518,133

25,994	Deutsche Telekom AG (Registered) (b)	838,249

141	Draegerwerk AG & Co. KGaA	10,215

2,682	DWS Group GmbH & Co. KGaA	166,458

56,860	E.ON SE (b)	1,012,804

5,755	Evonik Industries AG	88,573

9,359	Fresenius Medical Care AG	447,345

2,496	Henkel AG & Co. KGaA	187,374

340	Hornbach Holding AG & Co. KGaA	34,966

2,247	Kloeckner & Co. SE	15,790

39,743	Mercedes-Benz Group AG (b)	2,683,840

3,082	ProSiebenSat.1 Media SE	17,426

2,612	RTL Group SA	103,145

901	Salzgitter AG	37,269

4,561	Siemens AG (Registered) (b)	1,209,593

183	Sixt SE	14,931

	Total Germany	15,590,650

	Greece — 0.0%

37,072	Eurobank Ergasias Services & Holdings SA	146,834

3,231	National Bank of Greece SA	50,629

	Total Greece	197,463

	Hong Kong — 1.0%

98,500	BOC Hong Kong Holdings Ltd.	475,540

29,000	Chow Sang Sang Holdings International Ltd.	45,415

234,000	CITIC Telecom International Holdings Ltd.	77,300

347,000	CK Asset Holdings Ltd.	1,784,171

548,500	CK Hutchison Holdings Ltd. (b)	3,869,299

18,800	Dah Sing Financial Holdings Ltd.	87,456

108,000	E-Commodities Holdings Ltd.	12,372

110,000	First Pacific Co. Ltd.	88,477

104,000	Giordano International Ltd.	20,330

5,500	Health & Happiness H&H International Holdings Ltd.	10,316

190,000	IGG, Inc.	93,623

16,000	Johnson Electric Holdings Ltd.	61,845

9,000	KLN Logistics Group Ltd.	8,144

47,800	Luk Fook Holdings International Ltd.	149,989

201,000	PAX Global Technology Ltd.	135,449

58,000	Shun Tak Holdings Ltd. * (a)	5,141

108,000	SITC International Holdings Co. Ltd.	371,339

32,500	SmarTone Telecommunications Holdings Ltd.	19,863

97,000	Sun Hung Kai Properties Ltd. (b)	1,231,933

9,500	Techtronic Industries Co. Ltd.	111,731

31,000	Texhong International Group Ltd.	17,934

Shares	Description	Value ($)

	Hong Kong — continued

66,000	United Laboratories International Holdings Ltd.	108,472

188,000	VSTECS Holdings Ltd.	201,354

28,600	VTech Holdings Ltd.	231,475

2,117,500	WH Group Ltd.	2,217,514

	Total Hong Kong	11,436,482

	Hungary — 0.4%

53,209	Magyar Telekom Telecommunications PLC	284,786

53,062	MOL Hungarian Oil & Gas PLC	470,058

33,056	OTP Bank Nyrt	3,440,873

20,324	Richter Gedeon Nyrt	601,913

	Total Hungary	4,797,630

	India — 1.0%

35,797	Ashapura Minechem Ltd.	275,864

12,508	Aurobindo Pharma Ltd.	170,888

272,858	Bharat Petroleum Corp. Ltd.	1,099,312

63,172	Cipla Ltd.	1,082,207

5,692	Dhampur Bio Organics Ltd.	4,898

36,317	Dr. Reddy’s Laboratories Ltd.	511,932

34,060	Dr. Reddy’s Laboratories Ltd. ADR (a)	478,543

141,398	GAIL India Ltd.	279,739

311	GHCL Ltd.	2,005

21,561	Glenmark Pharmaceuticals Ltd.	470,592

4,584	Hero MotoCorp Ltd.	318,495

184,409	Hindalco Industries Ltd.	1,676,327

31,376	Hindustan Petroleum Corp. Ltd.	161,087

46,436	Indian Oil Corp. Ltd.	84,282

1,227	KRBL Ltd.	5,624

4,252	LIC Housing Finance Ltd.	26,227

321,584	Manappuram Finance Ltd.	1,026,840

27,936	Muthoot Finance Ltd.	1,170,181

430,814	NMDC Ltd.	357,164

530,612	Oil & Natural Gas Corp. Ltd.	1,445,864

31,270	Power Finance Corp. Ltd.	127,299

72,952	Shriram Finance Ltd.	700,745

18,897	Siyaram Silk Mills Ltd.	152,861

19,269	Transrail Lighting Ltd.	138,610

	Total India	11,767,586

	Indonesia — 0.9%

7,546,900	Aneka Tambang Tbk. PT	1,318,935

9,551,900	Astra International Tbk. PT	3,762,495

279,300	Astra Otoparts Tbk. PT	42,618

1,665,900	Bank Pembangunan Daerah Jawa Timur Tbk. PT	54,506

4,554,600	Dharma Satya Nusantara Tbk. PT	463,835

5,713,100	Erajaya Swasembada Tbk. PT	142,132

3,266,400	Indofood Sukses Makmur Tbk. PT	1,442,395

2,052,700	Japfa Comfeed Indonesia Tbk. PT	301,073

42,000	Kalbe Farma Tbk. PT	3,031

GMO Benchmark-Free Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)

(showing percentage of total net assets)

November 30, 2025 (Unaudited)

Shares	Description	Value ($)

	Indonesia — continued

698,300	Panin Financial Tbk. PT *	11,501

6,264,800	Perusahaan Gas Negara Tbk. PT	679,515

5,432,500	Perusahaan Perkebunan London Sumatra Indonesia Tbk. PT	445,397

750,500	Salim Ivomas Pratama Tbk. PT	27,950

813,300	Saratoga Investama Sedaya Tbk. PT	77,720

1,042,700	Surya Citra Media Tbk. PT	24,210

2,792,200	Telkom Indonesia Persero Tbk. PT	593,548

518,600	Tempo Scan Pacific Tbk. PT	86,931

5,552,600	Triputra Agro Persada PT	563,528

	Total Indonesia	10,041,320

	Ireland — 0.0%

27,298	AIB Group PLC	280,880

5,457	Bank of Ireland Group PLC	101,073

7,850	Origin Enterprises PLC (a)	34,624

9,611	Permanent TSB Group Holdings PLC *	33,919

	Total Ireland	450,496

	Israel — 0.7%

147,628	Bank Hapoalim BM	3,195,558

95,326	Bank Leumi Le-Israel BM	1,999,107

239	Check Point Software Technologies Ltd. *	44,638

1,082	Delek Group Ltd.	284,540

32,783	ICL Group Ltd.	181,707

64,240	Israel Discount Bank Ltd. – Class A	672,751

2,202	Mizrahi Tefahot Bank Ltd.	154,251

10,969	Nice Ltd. Sponsored ADR* (b)	1,163,482

252	Nice Ltd. *	26,371

81,196	Oil Refineries Ltd.	25,753

3,508	Partner Communications Co. Ltd.	40,981

14,703	ZIM Integrated Shipping Services Ltd. (a)	300,088

	Total Israel	8,089,227

	Italy — 1.1%

12,162	Banca IFIS SpA	350,088

71,570	Banco BPM SpA (a)	1,031,545

40,911	BPER Banca SpA	493,008

1,899	Buzzi SpA	117,131

9,917	Credito Emiliano SpA	169,196

4,144	Esprinet SpA	28,120

186,306	Intesa Sanpaolo SpA (b)	1,208,565

78,692	Iren SpA (b)	245,072

27,408	Italgas SpA (b)	309,432

11,282	Leonardo SpA (b)	618,361

54,627	MFE-MediaForEurope NV – Class A	197,168

7,028	MFE-MediaForEurope NV – Class B (a)	33,420

201,048	Stellantis NV (b)	2,152,019

3,288,061	Telecom Italia SpA *	1,853,779

17,431	Tenaris SA	350,673

16,434	Tenaris SA ADR	660,975

126,759	Unipol Assicurazioni SpA	2,911,204

	Total Italy	12,729,756

Shares	Description	Value ($)

	Japan — 15.3%

700	ADEKA Corp.	16,590

50,300	AGC, Inc.	1,740,518

3,600	Ai Holdings Corp.	64,096

5,100	Aichi Corp.	43,431

20,700	Air Water, Inc.	291,950

34,400	Amano Corp.	926,837

14,900	Anritsu Corp.	226,578

2,600	AOKI Holdings, Inc.	28,809

3,000	Arata Corp.	59,879

32,000	Asahi Group Holdings Ltd.	371,176

39,200	Asahi Kasei Corp.	327,412

6,500	Asahi Yukizai Corp. (a)	193,796

8,800	Axial Retailing, Inc.	64,445

19,800	Bandai Namco Holdings, Inc.	581,014

3,600	Bando Chemical Industries Ltd.	47,616

800	Bridgestone Corp. (b)	37,538

92,600	Brother Industries Ltd.	1,853,677

900	Buffalo, Inc.	29,077

5,000	Bunka Shutter Co. Ltd.	68,021

19,200	Canon Marketing Japan, Inc.	841,128

14,700	Canon, Inc. (b)	432,503

1,800	Central Glass Co. Ltd.	39,545

1,300	Chiyoda Integre Co. Ltd.	26,980

31,700	Chubu Electric Power Co., Inc. (b)	495,459

132,600	Credit Saison Co. Ltd.	3,338,683

59,600	Dai Nippon Printing Co. Ltd. (b)	1,007,994

1,100	Dai Nippon Toryo Co. Ltd.	9,614

86,000	Daicel Corp.	724,180

3,000	Dai-Dan Co. Ltd.	140,354

2,300	Daido Steel Co. Ltd.	23,297

2,400	Daiichi Jitsugyo Co. Ltd.	45,734

11,000	Daito Trust Construction Co. Ltd.	210,426

60,600	Daiwa House Industry Co. Ltd. (b)	2,068,349

99,110	Daiwabo Holdings Co. Ltd.	1,930,937

73,200	Denka Co. Ltd.	1,282,951

22,900	Denso Corp. (b)	301,525

6,000	DTS Corp. (b)	46,531

2,700	Ebara Corp.	70,819

4,000	EDION Corp.	52,263

700	Elecom Co. Ltd.	8,019

5,800	Electric Power Development Co. Ltd. (b)	116,862

52,700	EXEO Group, Inc.	829,024

3,200	FCC Co. Ltd.	70,698

15,400	Ferrotec Corp.	483,971

78,700	Fuji Corp.	1,725,099

3,700	Fuji Electric Co. Ltd.	258,301

3,200	Fuji Seal International, Inc.	65,049

55,100	FUJIFILM Holdings Corp.	1,182,994

12,100	Fujitsu Ltd. (b)	321,028

100	Fukuda Denshi Co. Ltd.	4,560

4,400	Furukawa Electric Co. Ltd.	281,159

20,500	Glory Ltd.	515,204

188,600	H.U. Group Holdings, Inc.	4,407,313

GMO Benchmark-Free Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)

(showing percentage of total net assets)

November 30, 2025 (Unaudited)

Shares	Description	Value ($)

	Japan — continued

4,200	Haseko Corp.	80,346

35,300	Hitachi Construction Machinery Co. Ltd.	1,027,888

65,000	Hogy Medical Co. Ltd.	2,450,441

202,000	Honda Motor Co. Ltd. (b)	2,036,971

40,859	Honda Motor Co. Ltd. Sponsored ADR	1,235,985

9,100	Horiba Ltd.	843,565

3,300	Hosiden Corp.	55,550

51,600	IDOM, Inc.	421,474

37,100	Inabata & Co. Ltd.	880,440

224,100	Inpex Corp.	4,780,067

178,400	Isuzu Motors Ltd.	2,733,852

4,000	ITOCHU Corp. (b)	239,916

12,000	Itochu Enex Co. Ltd.	145,734

500	Itochu-Shokuhin Co. Ltd.	33,286

23,300	Iwatani Corp.	253,904

1,000	Japan Lifeline Co. Ltd.	9,860

57,400	Japan Post Holdings Co. Ltd. (b)	563,836

29,800	Japan Post Insurance Co. Ltd.	828,918

4,300	Jeol Ltd.	132,923

43,200	Kaga Electronics Co. Ltd.	1,039,149

17,200	Kajima Corp.	641,206

2,700	Kamei Corp.	50,298

9,300	Kanadevia Corp.	59,538

13,100	Kandenko Co. Ltd.	415,227

15,500	Kaneka Corp.	435,917

155,700	Kanematsu Corp.	3,443,200

71,700	Kawasaki Kisen Kaisha Ltd.	954,632

53,700	KDDI Corp. (b)	923,862

1,500	Kinden Corp.	62,293

159,500	Kirin Holdings Co. Ltd.	2,505,117

21,400	Kitz Corp.	233,034

2,800	Kobe Steel Ltd.	35,025

13,900	Kohnan Shoji Co. Ltd.	353,888

68,200	Komatsu Ltd. (b)	2,240,327

7,400	Komeri Co. Ltd.	165,628

5,400	Konami Group Corp. (b)	825,294

19,500	Kraftia Corp.	989,484

108,800	Kubota Corp.	1,570,328

101,300	Kumiai Chemical Industry Co. Ltd.	453,681

21,100	Kyocera Corp.	288,839

44,600	LY Corp. (b)	119,781

42,300	Macnica Holdings, Inc.	628,825

12,600	Marubeni Corp.	332,589

30,000	Maruha Nichiro Corp.	730,933

119,500	Maruichi Steel Tube Ltd.	1,104,102

1,000	Maruzen Showa Unyu Co. Ltd.	46,677

4,400	Matsuda Sangyo Co. Ltd. (b)	137,268

150,900	Maxell Ltd.	2,151,650

54,000	Mazda Motor Corp.	390,683

26,300	MCJ Co. Ltd.	260,434

1,000	Medipal Holdings Corp.	17,453

1,600	Megmilk Snow Brand Co. Ltd.	31,340

122,500	Mitsubishi Electric Corp.	3,312,147

Shares	Description	Value ($)

	Japan — continued

2,200	Mitsubishi Research Institute, Inc. (b)	70,182

74,200	Mitsui & Co. Ltd. (b)	1,971,234

2,400	Mitsui DM Sugar Co. Ltd.	51,010

4,200	Mitsui Kinzoku Co. Ltd.	480,522

66,500	Mitsui OSK Lines Ltd. (a)	1,888,212

87,100	Mizuno Corp.	1,697,533

3,000	Modec, Inc.	301,883

59,900	Morinaga & Co. Ltd.	1,024,241

6,500	Murata Manufacturing Co. Ltd.	133,808

70,000	NEC Corp. (b)	2,644,783

48,300	NGK Insulators Ltd.	952,492

49,500	NH Foods Ltd.	2,188,265

2,500	Nichias Corp.	99,594

2,200	Nichiha Corp.	42,969

2,400	Nichireki Group Co. Ltd.	38,131

7,900	Nippn Corp.	121,263

2,000	Nippon Densetsu Kogyo Co. Ltd.	41,432

13,100	Nippon Kayaku Co. Ltd.	137,611

32,400	Nippon Shinyaku Co. Ltd.	753,263

3,000	Nippon Soda Co. Ltd.	68,413

19,700	Nippon Television Holdings, Inc.	504,622

145,400	Nippon Yusen KK	4,605,125

578,900	Nissan Motor Co. Ltd. *	1,411,340

29,100	Niterra Co. Ltd.	1,258,358

6,500	Nittetsu Mining Co. Ltd.	76,016

7,700	Nitto Denko Corp.	190,539

119,900	Nojima Corp.	898,227

92,100	Nomura Real Estate Holdings, Inc.	565,144

3,200	Noritake Co. Ltd.	112,069

2,400	NS United Kaiun Kaisha Ltd.	91,941

2,145,800	NTT, Inc. (b)	2,138,511

1,100	Obara Group, Inc.	28,143

95,600	Oisix ra daichi, Inc.	928,156

49,300	Okamura Corp. (b)	715,723

18,400	Oki Electric Industry Co. Ltd.	229,004

85,900	Ono Pharmaceutical Co. Ltd.	1,209,714

1,300	Open House Group Co. Ltd.	76,404

89,900	Optex Group Co. Ltd.	1,415,116

32,100	ORIX Corp. (b)	877,444

4,000	Osaka Gas Co. Ltd. (b)	140,385

2,200	Otsuka Holdings Co. Ltd.	124,598

114,400	Pacific Industrial Co. Ltd.	2,335,792

900	PALTAC Corp.	27,102

320,600	Panasonic Holdings Corp. (b)	4,012,063

208,800	Penta-Ocean Construction Co. Ltd.	2,306,761

1,800	Prima Meat Packers Ltd.	30,322

3,900	Raito Kogyo Co. Ltd.	84,433

9,100	Recruit Holdings Co. Ltd. (b)	465,431

97,800	Renesas Electronics Corp.	1,153,313

9,300	Rengo Co. Ltd.	66,513

3,700	Rohm Co. Ltd. (a)	49,673

32,100	Rohto Pharmaceutical Co. Ltd.	519,993

5,700	Sakai Moving Service Co. Ltd.	104,211

GMO Benchmark-Free Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)

(showing percentage of total net assets)

November 30, 2025 (Unaudited)

Shares	Description	Value ($)

	Japan — continued

23,700	Sakata INX Corp.	355,043

28,400	San-Ai Obbli Co. Ltd.	381,539

7,300	Sankyo Co. Ltd.	126,330

41,600	Sankyu, Inc.	2,248,946

16,500	Sanwa Holdings Corp.	425,530

1,400	SBI Holdings, Inc.	29,522

2,800	SCREEN Holdings Co. Ltd.	230,932

104,200	Sega Sammy Holdings, Inc.	1,790,620

29,200	Seiko Epson Corp.	363,815

138,500	Sekisui Chemical Co. Ltd.	2,360,301

72,000	Sekisui House Ltd.	1,614,532

2,900	Sekisui Jushi Corp.	40,099

4,200	Shinagawa Refra Co. Ltd.	53,531

2,000	Shinnihon Corp.	25,196

180,400	Shionogi & Co. Ltd.	3,094,068

96,700	Ship Healthcare Holdings, Inc.	1,604,584

700	Sinanen Holdings Co. Ltd.	30,534

5,000	Sinko Industries Ltd.	44,110

13,300	Sojitz Corp.	388,883

6,600	Sony Group Corp. (b)	193,668

55,800	Stanley Electric Co. Ltd.	1,092,443

21,500	Starts Corp., Inc.	675,830

72,800	Subaru Corp.	1,625,924

98,800	SUMCO Corp.	781,801

27,000	Sumitomo Corp. (b)	848,118

73,900	Sumitomo Electric Industries Ltd.	2,911,995

153,500	Sumitomo Forestry Co. Ltd. (a)	1,638,565

94,000	Sumitomo Mitsui Financial Group, Inc.	2,844,297

71,800	Sumitomo Mitsui Trust Group, Inc.	2,085,902

6,700	Sun Frontier Fudousan Co. Ltd.	104,674

28,700	Suntory Beverage & Food Ltd.	908,124

1,700	Suzuken Co. Ltd.	66,114

41,300	Suzuki Motor Corp. (b)	645,863

88,000	T&D Holdings, Inc.	1,911,754

2,400	Takeuchi Manufacturing Co. Ltd.	109,488

7,300	TDK Corp.	119,823

44,900	THK Co. Ltd.	1,150,880

6,300	Toa Corp.	118,182

107,600	Tokai Carbon Co. Ltd.	709,080

14,700	Tokyo Gas Co. Ltd. (b)	595,800

54,800	Tokyo Steel Manufacturing Co. Ltd.	506,315

166,400	Tosei Corp. (a)	1,764,966

68,100	Tosoh Corp.	1,027,531

89,300	TOTO Ltd.	2,337,770

44,300	Towa Corp.	609,520

52,100	Toyo Tire Corp.	1,433,403

29,100	Toyoda Gosei Co. Ltd. (a)	665,696

5,400	Toyota Boshoku Corp.	83,795

107,000	Toyota Tsusho Corp. (b)	3,468,152

600	Tsubakimoto Chain Co.	8,675

11,500	Tsugami Corp.	207,560

100	Tsumura & Co.	2,504

5,100	TV Asahi Holdings Corp.	109,602

Shares	Description	Value ($)

	Japan — continued

69,100	Valqua Ltd.	1,781,579

3,400	Wacoal Holdings Corp.	108,543

26,400	YAMABIKO Corp.	458,310

128,900	Yamaha Corp.	892,765

314,400	Yamaha Motor Co. Ltd. (a)	2,278,397

5,300	Yamazen Corp.	51,338

7,800	Yellow Hat Ltd.	83,315

50,600	Yokogawa Bridge Holdings Corp.	962,723

8,900	Yokohama Rubber Co. Ltd.	353,309

6,200	Yuasa Trading Co. Ltd.	215,180

51,800	Zenkoku Hosho Co. Ltd.	1,051,327

	Total Japan	176,303,560

	Kuwait — 0.0%

10,348	A’ayan Leasing & Investment Co. KSCP	7,114

13,111	Combined Group Contracting Co. SAK	42,373

140	National Bank of Kuwait SAKP	458

276,976	Noor Financial Investment Co. KSC	370,277

	Total Kuwait	420,222

	Mexico — 0.3%

109,672	Cemex SAB de CV Sponsored ADR (a)	1,183,361

22,729	El Puerto de Liverpool SAB de CV – Class C1	125,065

376,400	Gentera SAB de CV	878,424

142,222	Grupo Financiero Banorte SAB de CV – Class O	1,356,087

815	Unifin Financiera SAB de CV * (d)	—

	Total Mexico	3,542,937

	Netherlands — 1.3%

56,653	ABN AMRO Bank NV	1,919,519

1,439	ASML Holding NV - NY Shares (a) (b)	1,525,340

4,099	DSM-Firmenich AG	337,155

23,288	EXOR NV	1,961,937

47,408	ING Groep NV	1,229,241

10,903	JDE Peet’s NV	400,492

6,488	Koninklijke Ahold Delhaize NV (b)	268,593

36,376	Koninklijke BAM Groep NV	361,776

4,691	Koninklijke KPN NV	21,492

50,455	NN Group NV	3,661,487

27,059	Prosus NV	1,705,906

11,504	SBM Offshore NV	328,142

50,313	Signify NV	1,191,605

	Total Netherlands	14,912,685

	New Zealand — 0.0%

42,555	Meridian Energy Ltd. (b)	137,518

	Norway — 0.6%

57,100	Aker Solutions ASA	173,025

3,644	BW LPG Ltd.	46,296

GMO Benchmark-Free Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)

(showing percentage of total net assets)

November 30, 2025 (Unaudited)

Shares	Description	Value ($)

	Norway — continued

39,484	Elkem ASA	107,804

149,563	Equinor ASA	3,439,322

23,140	Europris ASA	207,578

38,535	Hoegh Autoliners ASA	340,200

57,117	MPC Container Ships ASA	101,292

69,123	Norsk Hydro ASA	495,439

14,156	Odfjell Drilling Ltd.	117,309

101,797	Orkla ASA	1,089,760

1,648	Selvaag Bolig ASA	5,659

4,613	Stolt-Nielsen Ltd.	155,179

20,284	Storebrand ASA	315,498

30,285	Wallenius Wilhelmsen ASA	273,519

11,878	Yara International ASA	433,857

	Total Norway	7,301,737

	Philippines — 0.0%

362,000	LT Group, Inc.	92,955

583,080	Megaworld Corp.	20,195

19,200	Synergy Grid & Development Phils, Inc.	5,238

	Total Philippines	118,388

	Poland — 0.2%

57,519	ORLEN SA	1,481,138

93,044	PGE Polska Grupa Energetyczna SA *	251,652

	Total Poland	1,732,790

	Portugal — 0.2%

650,797	Banco Comercial Portugues SA – Class R	620,533

35,066	EDP SA	156,548

46,932	Navigator Co. SA (a)	165,651

33,022	NOS SGPS SA	141,327

56,760	REN - Redes Energeticas Nacionais SGPS SA	218,382

206,269	Sonae SGPS SA	355,318

	Total Portugal	1,657,759

	Qatar — 0.0%

73,532	Qatar National Bank QPSC	365,482

	Russia — 0.0%

3,038,020	Alrosa PJSC * (d) (e)	—

160,792,062	Federal Grid Co-Rosseti PJSC * (d) (e)	—

180,610	Gazprom Neft PJSC * (d) (e)	—

2,050,858	Gazprom PJSC * (d) (e)	—

455,400	GMK Norilskiy Nickel PAO * (d) (e)	—

6,310,100	Inter RAO UES PJSC * (d) (e)	—

19,776	LSR Group PJSC * (d) (e)	—

1	LSR Group PJSC GDR * (d) (e)	—

74,944	LUKOIL PJSC * (d) (e)	—

1,863,335	Magnitogorsk Iron & Steel Works PJSC * (d) (e)	—

25,400	Mechel PJSC * (d) (e)	—

361,420	Moscow Exchange MICEX-RTS PJSC * (d) (e)	—

Shares	Description	Value ($)

	Russia — continued

3,294,000	Mosenergo PJSC * (d) (e)	—

75,720	Novatek PJSC * (d) (e)	—

1,212,010	Novolipetsk Steel PJSC * (d) (e)	—

3,466	PhosAgro PJSC * (d) (e)	—

67	PhosAgro PJSC GDR * (d) (e)	—

102,150	Polyus PJSC * (d) (e)	—

1	Polyus PJSC GDR * (d) (e)	—

24,471,200	RusHydro PJSC * (d) (e)	—

3,677,652	Sberbank of Russia PJSC * (d) (e)	—

425	Severstal PAO * (d) (e)	—

91,185	Severstal PAO GDR (Registered) * (d) (e)	—

11,580	SFI PJSC * (d) (e)	—

5,940,620	Surgutneftegas PAO * (d) (e)	—

332,388	Tatneft PJSC * (d) (e)	—

1,300,440	Unipro PAO * (d) (e)	—

50,950	United Co. RUSAL International PJSC * (d) (e)	—

	Total Russia	—

	Saudi Arabia — 0.2%

5,166	Etihad Etisalat Co.	86,609

50,327	Riyad Bank	346,175

360	SABIC Agri-Nutrients Co.	11,192

5,163	Saudi Awwal Bank	42,186

90,216	Saudi National Bank	887,939

46,154	Saudi Telecom Co.	525,267

	Total Saudi Arabia	1,899,368

	Singapore — 0.5%

29,900	Bumitama Agri Ltd.	34,386

302,900	ComfortDelGro Corp. Ltd.	336,813

3,708	DBS Group Holdings Ltd.	155,322

35,500	First Real Estate Investment Trust – (REIT) (a)	7,390

84,500	First Resources Ltd.	135,057

320,400	Golden Agri-Resources Ltd.	68,181

83,200	Oversea-Chinese Banking Corp. Ltd.	1,188,615

7,800	Sheng Siong Group Ltd.	16,378

74,700	StarHub Ltd.	65,684

20,300	United Overseas Bank Ltd.	532,842

26,500	UOL Group Ltd.	172,302

18,500	Venture Corp. Ltd.	213,546

11,000	Wilmar International Ltd.	27,553

219,000	Yangzijiang Financial Holding Ltd.	79,593

219,000	Yangzijiang Maritime Development Pte. Ltd. *	114,921

1,022,399	Yangzijiang Shipbuilding Holdings Ltd.	2,648,576

98,000	Yanlord Land Group Ltd. *	52,273

	Total Singapore	5,849,432

	South Africa — 0.0%

181,560	Old Mutual Ltd.	147,957

GMO Benchmark-Free Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)

(showing percentage of total net assets)

November 30, 2025 (Unaudited)

Shares	Description	Value ($)

	South Korea — 2.0%

18,553	Doosan Bobcat, Inc.	698,690

13,586	Hana Financial Group, Inc.	864,408

9,696	Hankook Tire & Technology Co. Ltd.	405,771

25,725	HMM Co. Ltd.	335,611

15,576	Hyundai Glovis Co. Ltd.	1,744,915

21,928	Hyundai Mobis Co. Ltd.	4,623,823

3,523	Hyundai Motor Co.	627,434

40,380	Kia Corp.	3,137,505

11,156	KT&G Corp.	1,105,190

6,639	LG Corp.	356,693

17,706	LG Electronics, Inc.	1,033,294

1,734	LX Holdings Corp.	9,414

3,552	POSCO Holdings, Inc. Sponsored ADR	188,540

2,349	ROKIT Healthcare, Inc. *	126,505

24,998	Samsung E&A Co. Ltd.	435,655

67,264	Samsung Electronics Co. Ltd.	4,619,883

26	Samsung Electronics Co. Ltd. GDR (b)	45,105

10,821	Shinhan Financial Group Co. Ltd.	578,403

396	SK Hynix, Inc.	143,439

3,261	SK Square Co. Ltd. *	665,861

76,233	Woori Financial Group, Inc.	1,381,013

	Total South Korea	23,127,152

	Spain — 1.5%

53,647	Acerinox SA	758,606

24,986	Atresmedia Corp. de Medios de Comunicacion SA (a)	156,662

340,216	Banco Bilbao Vizcaya Argentaria SA	7,353,303

346,418	Banco Santander SA	3,715,989

37,278	Bankinter SA (a)	587,673

23,982	CaixaBank SA (b)	267,793

3,462	CIE Automotive SA	119,235

14,914	Indra Sistemas SA (b)	797,515

244,332	Mapfre SA (a)	1,131,473

29,927	Prosegur Cia de Seguridad SA (b)	99,501

109,361	Repsol SA	2,026,389

261,613	Unicaja Banco SA	768,347

	Total Spain	17,782,486

	Sweden — 0.6%

7,111	AcadeMedia AB (b)	77,626

1,643	Betsson AB – Class B (b)	25,213

8,275	Essity AB – Class B	229,049

12,369	Husqvarna AB – Class B	59,209

1,368	Industrivarden AB – C Shares	57,509

40,043	Investor AB – B Shares (b)	1,363,491

11,847	Skanska AB – B Shares	304,262

6,634	SKF AB – B Shares	173,995

28,777	SSAB AB – B Shares	202,115

17,200	Swedbank AB – A Shares	547,376

208,083	Telefonaktiebolaget LM Ericsson – B Shares	2,007,909

41,594	Volvo AB – B Shares (b)	1,247,636

	Total Sweden	6,295,390

Shares	Description	Value ($)

	Switzerland — 1.1%

22,311	ABB Ltd. (Registered) (b)	1,605,584

17,700	Adecco Group AG (Registered) (b)	494,792

393	Bobst Group SA (Registered)	23,244

1,313	Implenia AG (Registered)	110,680

1,591	Logitech International SA (Registered)	179,525

2,012	Mobilezone Holding AG (Registered)	30,582

13,828	Nestle SA (Registered) (b)	1,375,338

12,013	Novartis AG (Registered) (b)	1,567,216

10,760	Novartis AG Sponsored ADR (a)	1,403,104

12,834	Roche Holding AG (b) (c)	4,916,747

901	Roche Holding AG (c)	358,741

6,200	Sandoz Group AG ADR	439,828

65	Sandoz Group AG	4,598

171	Swisscom AG (Registered) (b)	122,904

	Total Switzerland	12,632,883

	Taiwan — 2.6%

81,000	Asustek Computer, Inc.	1,554,456

13,019	Bizlink Holding, Inc.	670,599

45,000	Compal Electronics, Inc.	42,178

28,000	Delta Electronics, Inc.	834,693

635,200	Evergreen Marine Corp. Taiwan Ltd.	3,638,446

229,318	Hon Hai Precision Industry Co. Ltd.	1,652,450

13,000	MediaTek, Inc.	579,318

18,000	Pegatron Corp.	41,405

38,000	Phison Electronics Corp.	1,365,661

1,952,000	Pou Chen Corp.	1,906,815

83,472	Radiant Opto-Electronics Corp.	320,953

95,000	Realtek Semiconductor Corp.	1,580,910

303,000	Taiwan Semiconductor Manufacturing Co. Ltd.	13,970,237

77,000	Tripod Technology Corp.	753,018

2,000	TTY Biopharm Co. Ltd.	5,210

22,000	Wan Hai Lines Ltd.	56,588

315,000	Yang Ming Marine Transport Corp.	522,872

68,000	YungShin Global Holding Corp.	123,310

178,000	Zhen Ding Technology Holding Ltd.	827,408

	Total Taiwan	30,446,527

	Thailand — 0.9%

176,800	3BB Internet Infrastructure Fund – Class F	33,829

516,900	Kasikornbank PCL NVDR	2,997,449

3,994,100	Krung Thai Bank PCL NVDR	3,416,662

419,600	PTT Exploration & Production PCL NVDR	1,389,320

754,800	PTT PCL NVDR	721,576

391,600	SCB X PCL NVDR	1,583,018

	Total Thailand	10,141,854

	Turkey — 0.1%

117,420	Turk Hava Yollari AO	754,123

	United Arab Emirates — 0.3%

233,391	Abu Dhabi Commercial Bank PJSC	896,289

31,510	Emaar Development PJSC	126,156

GMO Benchmark-Free Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)

(showing percentage of total net assets)

November 30, 2025 (Unaudited)

Shares	Description	Value ($)

	United Arab Emirates — continued

336,354	Emaar Properties PJSC	1,218,656

94,383	Emirates NBD Bank PJSC	627,196

105,739	First Abu Dhabi Bank PJSC	456,066

	Total United Arab Emirates	3,324,363

	United Kingdom — 2.9%

78,776	3i Group PLC (b)	3,294,018

71,833	Aberdeen Group PLC	196,797

11,654	Associated British Foods PLC	329,744

3,669	Berkeley Group Holdings PLC	182,524

27,830	British American Tobacco PLC Sponsored ADR (b)	1,632,508

2,023,545	BT Group PLC	4,852,618

2,868	Coca-Cola HBC AG	143,885

37,970	Currys PLC	66,240

5,230	DCC PLC (a)	346,067

22,961	Drax Group PLC (b)	225,933

23,265	Evraz PLC * (d) (e)	—

21,033	Ferrexpo PLC *	20,758

1,604	Galliford Try Holdings PLC	10,730

114,036	GSK PLC Sponsored ADR	5,457,763

19,945	GSK PLC (b)	474,612

92,025	HSBC Holdings PLC (c)	1,304,085

5,600	HSBC Holdings PLC (b) (c)	79,047

241	HSBC Holdings PLC Sponsored ADR (b)	17,150

84,539	IG Group Holdings PLC	1,268,252

30,089	Imperial Brands PLC	1,278,202

17,373	International Personal Finance PLC	47,054

493,154	ITV PLC	537,764

54,394	J Sainsbury PLC	231,992

6,333	Keller Group PLC	136,315

305,572	Kingfisher PLC (b)	1,237,432

4,859	Lion Finance Group PLC	576,597

36,983	MONY Group PLC	92,463

6,754	Morgan Advanced Materials PLC	18,110

5,953	Morgan Sindall Group PLC	374,379

40,739	OSB Group PLC	308,938

20,286	Paragon Banking Group PLC	226,083

19,947	Plus500 Ltd.	836,009

44,539	Rio Tinto PLC Sponsored ADR (a)	3,204,581

2,887	Rio Tinto PLC	207,293

55,836	Schroders PLC	286,985

2,934	Shell PLC ADR (b)	216,441

2,147	TBC Bank Group PLC	115,947

7,576	Vesuvius PLC	38,366

258,331	Vodafone Group PLC Sponsored ADR (b)	3,221,388

54,115	Vodafone Group PLC (b)	67,392

35,451	Zigup PLC	161,304

	Total United Kingdom	33,323,766

	United States — 12.2%

1,697	A.O. Smith Corp. (a)	111,968

2,837	Academy Sports & Outdoors, Inc.	136,885

3,221	Adobe, Inc. * (b)	1,031,139

Shares	Description	Value ($)

	United States — continued

610	Affiliated Managers Group, Inc.	163,986

4,005	Aflac, Inc. (b)	441,792

18,322	Akamai Technologies, Inc. * (b)	1,640,185

28,606	Albertsons Cos., Inc. – Class A (a)	524,348

1,033	Align Technology, Inc. *	152,047

2,938	Allstate Corp. (b)	625,735

3,993	Alphabet, Inc. – Class A (b)	1,278,479

1,325	Alphabet, Inc. – Class C (a)	424,159

3,355	Altria Group, Inc. (a)	197,979

1,166	American Express Co. (b)	425,905

1,025	American International Group, Inc. (b)	78,064

3,284	Annaly Capital Management, Inc. – (REIT)	74,875

1,418	Applied Materials, Inc. (b)	357,691

1,161	Aptiv PLC * (a)	90,036

8,620	Arch Capital Group Ltd. * (b)	809,590

2,649	Archer-Daniels-Midland Co. (a)	160,900

2,040	Arrow Electronics, Inc. * (a)	220,340

24,482	AT&T, Inc. (a) (b)	637,022

1,263	AutoNation, Inc. * (a) (b)	266,859

6,888	Avnet, Inc.	327,249

50,133	Bank of America Corp. (b)	2,689,635

1,127	Bank of New York Mellon Corp. (b)	126,337

3,980	Bath & Body Works, Inc. (a)	69,292

5,544	Best Buy Co., Inc. (a) (b)	439,528

5,472	Blue Owl Capital Corp.	72,066

2,602	BorgWarner, Inc.	112,042

2,900	Bread Financial Holdings, Inc. (a)	196,417

48,375	Bristol-Myers Squibb Co.	2,380,050

9,562	Builders FirstSource, Inc. * (a)	1,073,143

2,947	Bunge Global SA (a)	283,118

10,065	Capital One Financial Corp. (b)	2,204,940

1,056	Carrier Global Corp. (a)	57,953

2,967	CBRE Group, Inc. – Class A * (b)	480,150

23,073	Centene Corp. *	907,692

687	CF Industries Holdings, Inc. (a)	54,067

8,204	Chevron Corp. (a)	1,239,871

1,951	Chubb Ltd. (a) (b)	577,847

8,114	Cigna Group (b)	2,249,850

22,422	Cisco Systems, Inc. (a)	1,725,149

25,280	Citigroup, Inc. (a) (b)	2,619,008

101,302	CNH Industrial NV (a)	955,278

749	Coca-Cola Co. (a)	54,767

27,058	Cognizant Technology Solutions Corp. – Class A (a)	2,102,677

1,230	Colgate-Palmolive Co. (a)	98,880

86,842	Comcast Corp. – Class A (a) (b)	2,317,813

2,308	Commercial Metals Co. (a)	147,204

1,845	Concentrix Corp. (a)	66,807

5,528	ConocoPhillips (b)	490,278

3,816	Coterra Energy, Inc. (a)	102,421

604	CRH PLC (a)	72,456

3,355	Crocs, Inc. * (a)	285,108

1,612	CSX Corp. (a)	57,000

GMO Benchmark-Free Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)

(showing percentage of total net assets)

November 30, 2025 (Unaudited)

Shares	Description	Value ($)

	United States — continued

3,493	Cummins, Inc. (a)	1,739,444

31,904	CVS Health Corp. (a) (b)	2,563,805

5,433	Deckers Outdoor Corp. *	478,267

13,566	Delta Air Lines, Inc. (a)	869,581

24,940	Devon Energy Corp.	924,276

1,610	Dollar General Corp. (a)	176,279

11,208	DR Horton, Inc. (a)	1,782,184

26,576	eBay, Inc. (a)	2,200,227

2,046	Edwards Lifesciences Corp. * (b)	177,327

285	Electronic Arts, Inc. (b)	57,579

5,870	Elevance Health, Inc. (b)	1,985,586

398	EnerSys	56,958

1,304	Enova International, Inc. * (a)	170,941

14,518	EOG Resources, Inc. (a)	1,565,766

2,372	Everest Group Ltd.	745,496

997	Exelon Corp. (a)	46,979

5,156	Expedia Group, Inc. (b)	1,318,338

17,814	Exxon Mobil Corp. (a)	2,064,999

1,440	Federated Hermes, Inc. (a)	72,245

2,971	FedEx Corp. (b)	819,045

1,778	Fifth Third Bancorp (a)	77,272

161,208	Ford Motor Co.	2,140,842

2,774	Fox Corp. – Class A (a)	181,697

11,679	Fox Corp. – Class B (b)	680,419

3,803	Franklin Resources, Inc. (a)	85,910

19,379	GE HealthCare Technologies, Inc. (a) (b)	1,550,126

10,228	General Mills, Inc. (a)	484,296

34,059	General Motors Co.	2,504,018

2,552	Genpact Ltd. (b)	112,441

4,439	Gilead Sciences, Inc. (b)	558,604

656	Goldman Sachs Group, Inc. (a) (b)	541,882

512	Group 1 Automotive, Inc. (a)	205,332

11,270	H&R Block, Inc. (b)	474,692

4,850	Hartford Insurance Group, Inc. (a) (b)	664,596

87,005	Hewlett Packard Enterprise Co.	1,902,799

834	Honeywell International, Inc. (a) (b)	160,286

65,188	HP, Inc. (a)	1,591,891

1,632	Humana, Inc. (a)	401,097

7,938	Huntington Bancshares, Inc.	129,389

14,715	Incyte Corp. *	1,537,129

45,029	Intel Corp. * (b)	1,826,376

3,466	International Business Machines Corp. (b)	1,069,538

6,762	Invesco Ltd.	165,331

4,202	Janus Henderson Group PLC	183,669

9,452	Johnson & Johnson (b)	1,955,808

3,725	JPMorgan Chase & Co. (b)	1,166,223

3,729	KB Home	239,887

13,118	Kenvue, Inc.	227,597

6,050	Keurig Dr. Pepper, Inc.	168,795

2,180	Kimberly-Clark Corp. (b)	237,882

13,092	Kinder Morgan, Inc. (a)	357,673

49,465	Kraft Heinz Co. (a)	1,261,852

7,441	Kroger Co. (a) (b)	500,631

Shares	Description	Value ($)

	United States — continued

2,860	Lear Corp. (a)	307,050

369	Leidos Holdings, Inc. (b)	70,516

12,543	Lennar Corp. – Class A (a)	1,646,896

3,279	LKQ Corp. (b)	97,354

2,014	Lululemon Athletica, Inc. *	370,939

29,478	LyondellBasell Industries NV – Class A	1,444,127

1,375	M&T Bank Corp. (a)	261,553

346	M/I Homes, Inc. *	47,606

10,526	Macy’s, Inc.	235,361

315	Marathon Petroleum Corp. (a)	61,025

8,160	Match Group, Inc.	271,810

3,364	Mattel, Inc. * (a)	71,048

1,445	Medtronic PLC (b)	152,202

32,692	Merck & Co., Inc.	3,427,102

1,950	Meritage Homes Corp.	142,506

4,205	Meta Platforms, Inc. – Class A (b)	2,724,630

2,864	MetLife, Inc. (b)	219,268

13,325	MGIC Investment Corp.	377,764

2,227	Micron Technology, Inc. (a) (b)	526,641

519	Mohawk Industries, Inc. * (a)	60,152

3,490	Molina Healthcare, Inc. * (a)	517,427

28,403	Molson Coors Beverage Co. – Class B (a)	1,321,024

5,567	Mondelez International, Inc. – Class A (a)	320,492

1,238	Morgan Stanley (b)	210,039

3,901	Mosaic Co.	95,536

816	Mueller Industries, Inc. (a)	89,654

50	NewMarket Corp.	38,177

669	Northrop Grumman Corp. (a)	382,835

12,085	Nucor Corp. (a)	1,927,437

680	NXP Semiconductors NV (a)	132,559

1,160	Old Republic International Corp.	53,476

11,336	Omnicom Group, Inc. (b)	811,884

26,990	ON Semiconductor Corp. *	1,355,978

23,295	Organon & Co. (a)	179,604

1,971	Oshkosh Corp. (a)	252,643

2,172	Ovintiv, Inc. (a)	88,965

427	Owens Corning (a)	48,353

13,292	PACCAR, Inc.	1,401,243

30,844	PayPal Holdings, Inc. (a) (b)	1,933,610

3,850	PepsiCo, Inc. (b)	572,649

2,808	Perdoceo Education Corp. (b)	78,512

108,567	Pfizer, Inc. (a) (b)	2,794,515

16,602	Pinterest, Inc. – Class A * (a) (b)	433,644

2,885	PNC Financial Services Group, Inc. (b)	550,227

1,266	PPG Industries, Inc. (a)	126,651

1,865	Procter & Gamble Co. (a)	276,318

3,084	Progressive Corp. (b)	705,588

12,507	PulteGroup, Inc. (a)	1,590,765

2,569	PVH Corp. (a)	217,748

15,929	QUALCOMM, Inc. (a) (b)	2,677,506

11,426	Radian Group, Inc. (a)	406,194

2,939	Regeneron Pharmaceuticals, Inc.	2,292,978

11,638	Regions Financial Corp. (a)	296,187

GMO Benchmark-Free Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)

(showing percentage of total net assets)

November 30, 2025 (Unaudited)

Shares	Description	Value ($)

	United States — continued

4,907	Sealed Air Corp. (a)	210,756

1,528	Signet Jewelers Ltd.	153,044

3,108	Sixth Street Specialty Lending, Inc.	67,817

6,991	SLM Corp.	204,836

16,302	Solventum Corp. * (a)	1,389,909

7,819	State Street Corp. (b)	930,617

7,507	Steel Dynamics, Inc. (a)	1,259,900

2,083	Steven Madden Ltd.	87,028

24,139	Synchrony Financial (a) (b)	1,867,393

14,523	T. Rowe Price Group, Inc.	1,486,865

21,463	Target Corp. (b)	1,944,977

3,740	Textron, Inc.	311,018

807	Timken Co. (a)	65,682

1,352	Travelers Cos., Inc. (b)	395,947

2,663	Tri Pointe Homes, Inc. *	90,862

4,908	Truist Financial Corp. (a)	228,222

1,861	Tyson Foods, Inc. – Class A (a)	108,031

41,889	U.S. Bancorp	2,054,655

12,748	United Airlines Holdings, Inc. * (a) (b)	1,299,786

19,933	United Parcel Service, Inc. – Class B (a) (b)	1,909,382

1,964	Universal Health Services, Inc. – Class B	478,489

66,004	Verizon Communications, Inc. (a) (b)	2,713,424

11,887	VICI Properties, Inc. – (REIT)	342,583

1,794	Vontier Corp. (a)	65,086

3,254	Wells Fargo & Co. (b)	279,356

15,191	Western Union Co. (a)	133,529

2,322	YETI Holdings, Inc. * (a)	96,317

19,991	Zoom Communications, Inc. * (a)	1,698,435

	Total United States	140,217,293

	Vietnam — 0.0%

46,200	An Binh CJSB *	25,239

2,200	Binh Minh Plastics JSC	13,188

122,200	Quang Ngai Sugar JSC	203,524

102,300	Vietnam Engine & Agricultural Machinery Corp.	137,391

	Total Vietnam	379,342

	TOTAL COMMON STOCKS (COST $658,438,850)	679,978,495

	PREFERRED STOCKS (f) —0.8%

	Brazil — 0.3%

350,800	Banco Bradesco SA ADR	1,297,960

3,500	Bradespar SA	12,740

847,503	Cia Energetica de Minas Gerais	1,825,882

37,400	Itausa SA	86,391

	Total Brazil	3,222,973

	Colombia — 0.1%

13,371	Grupo Cibest SA ADR	843,175

Shares / Par Value†	Description	Value ($)

	Germany — 0.3%

7,312	Bayerische Motoren Werke AG	690,011

981	Draegerwerk AG & Co. KGaA	80,224

8,335	Henkel AG & Co. KGaA	672,281

441	Jungheinrich AG	17,708

21,999	Volkswagen AG	2,514,844

	Total Germany	3,975,068

	Russia — 0.0%

12,924	Bashneft PJSC * (d) (e)	—

56,000	Nizhnekamskneftekhim PJSC * (d) (e)	—

20,810	Sberbank of Russia PJSC * (d) (e)	—

9,254,300	Surgutneftegas PAO * (d) (e)	—

16,100	Transneft PJSC * (d) (e)	—

	Total Russia	—

	South Korea — 0.1%

18,916	Samsung Electronics Co. Ltd.	967,422

51	Samsung Electronics Co. Ltd. GDR	65,439

	Total South Korea	1,032,861

	TOTAL PREFERRED STOCKS (COST $13,940,721)	9,074,077

	RIGHTS/WARRANTS — 0.0%

	Canada — 0.0%

7,900	Resolute Forest Products, Inc. * (g)	11,850

	United States — 0.0%

90,581	Walgreens Boots Alliance, Inc. * (g)	45,290

	TOTAL RIGHTS/WARRANTS (COST $56,698)	57,140

	INVESTMENT FUNDS — 21.0%

	United States — 21.0%

8,151,935	GMO Alternative Allocation Fund, Class VI (h)	154,723,729

462,980	GMO Climate Change Fund, Class III (h)	11,718,026

675,432	GMO High Yield Fund, Class VI (h)	12,245,583

956,814	GMO Opportunistic Income Fund, Class VI (h)	23,470,638

1,604,070	GMO Resources Fund, Class VI (h)	35,193,301

1,009,984	GMO U.S. Treasury Fund, Class VI (h) (i)	5,060,020

	TOTAL INVESTMENT FUNDS (COST $236,812,976)	242,411,297

	DEBT OBLIGATIONS — 19.3%

	United States — 19.3%

	U.S. Government — 19.3%

1,135,000	U.S. Treasury Floating Rate Notes, Variable Rate, 3 mo. Treasury money market yield + 0.10%, 3.88%, due 01/31/27	1,134,003

GMO Benchmark-Free Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)

(showing percentage of total net assets)

November 30, 2025 (Unaudited)

Par Value† / Shares	Description	Value ($)

	United States — continued

	U.S. Government — continued

167,475,000	U.S. Treasury Floating Rate Notes, Variable Rate, 3 mo. Treasury money market yield + 0.16%, 3.94%, due 04/30/27 (b)	167,429,112

55,000,000	U.S. Treasury Floating Rate Notes, Variable Rate, 3 mo. Treasury money market yield + 0.16%, 3.94%, due 07/31/27 (b)	54,983,203

	Total U.S. Government	223,546,318

	Total United States	223,546,318

	TOTAL DEBT OBLIGATIONS (COST $223,625,785)	223,546,318

	SHORT-TERM INVESTMENTS — 14.0%

	Money Market Funds — 1.0%

11,794,802	State Street Institutional Treasury Money Market Fund – Premier Class, 3.88% (j)	11,794,802

	Repurchase Agreements — 13.0%

149,999,836	Nomura Securities International, Inc. Repurchase Agreement, dated 11/28/25, maturing on 12/01/25 with a maturity value of $150,050,335 and an effective yield of 4.04%, collateralized by a U.S. Treasury Note with maturity date 03/31/27 and a market value of $153,144,994.	149,999,836

	TOTAL SHORT-TERM INVESTMENTS (COST $161,794,638)	161,794,638

	TOTAL INVESTMENTS — 114.0% (Cost $1,294,669,668)	1,316,861,965

	SECURITIES SOLD SHORT — (13.9)%

	Common Stocks — (13.8)%

	Australia — (0.5)%

(15,700)	CAR Group Ltd.	(357,844)

(1,210)	Cochlear Ltd.	(221,134)

(123,123)	Lottery Corp. Ltd.	(441,061)

(6,521)	Pro Medicus Ltd.	(1,140,271)

(4,127)	REA Group Ltd.	(530,044)

(473,947)	Sigma Healthcare Ltd.	(894,010)

(28,819)	WiseTech Global Ltd.	(1,380,183)

(14,479)	Xero Ltd. *	(1,161,887)

	Total Australia	(6,126,434)

	Belgium — (0.0)%

(35)	Lotus Bakeries NV	(314,501)

	Brazil — (0.2)%

(98,283)	NU Holdings Ltd. – Class A *	(1,709,141)

	Canada — (0.7)%

(2,161)	Agnico Eagle Mines Ltd.	(376,943)

(35,100)	AltaGas Ltd.	(1,083,053)

(9,321)	Brookfield Renewable Corp.	(386,728)

Shares	Description	Value ($)

	Canada — continued

(8,947)	Cameco Corp. *	(791,899)

(16,266)	Enbridge, Inc.	(793,455)

(4,038)	Franco-Nevada Corp.	(847,334)

(13,836)	GFL Environmental, Inc.	(629,123)

(20,389)	Pan American Silver Corp.	(931,166)

(21,126)	Pembina Pipeline Corp.	(823,703)

(12,066)	Restaurant Brands International, Inc.	(873,458)

	Total Canada	(7,536,862)

	Chile — (0.1)%

(13,417)	Latam Airlines Group SA ADR	(647,102)

	China — (0.1)%

(109,916)	NIO, Inc. ADR *	(604,538)

(14,634)	XPeng, Inc. ADR *	(319,460)

	Total China	(923,998)

	Denmark — (0.2)%

(12,645)	Coloplast AS – Class B	(1,141,870)

(1,595)	Novonesis Novozymes A/S – Class B	(99,562)

(33,187)	Tryg AS	(822,070)

	Total Denmark	(2,063,502)

	France — (0.3)%

(6,693)	Aeroports de Paris SA	(981,612)

(50,352)	Getlink SE	(910,757)

(562)	Hermes International SCA	(1,371,473)

	Total France	(3,263,842)

	Germany — (0.5)%

(226)	adidas AG	(42,094)

(2,550)	CTS Eventim AG & Co. KGaA	(249,682)

(29,333)	Delivery Hero SE *	(683,909)

(7,347)	Hensoldt AG	(582,950)

(3,274)	MTU Aero Engines AG	(1,339,582)

(264)	Nemetschek SE	(29,504)

(62)	Rational AG	(46,350)

(451)	Rheinmetall AG	(771,385)

(7,536)	Siemens Energy AG *	(1,009,087)

(6,649)	Talanx AG	(863,981)

(12,478)	Vonovia SE	(377,748)

	Total Germany	(5,996,272)

	Israel — (0.2)%

(5,002)	Monday.com Ltd. *	(719,588)

(15,589)	Wix.com Ltd. *	(1,492,023)

	Total Israel	(2,211,611)

	Italy — (0.3)%

(4,391)	Ferrari NV	(1,724,884)

(58,002)	FinecoBank Banca Fineco SpA	(1,426,736)

GMO Benchmark-Free Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)

(showing percentage of total net assets)

November 30, 2025 (Unaudited)

Shares	Description	Value ($)

	Italy — continued

(94,272)	Infrastrutture Wireless Italiane SpA	(863,342)

	Total Italy	(4,014,962)

	Japan — (1.4)%

(6,800)	Advantest Corp.	(904,812)

(86,300)	Aeon Co. Ltd.	(1,562,530)

(17,000)	ANA Holdings, Inc.	(320,756)

(34,400)	Asics Corp.	(823,976)

(4,700)	Disco Corp.	(1,310,694)

(200)	Fast Retailing Co. Ltd.	(73,071)

(5,500)	Fujikura Ltd.	(636,505)

(35,800)	IHI Corp.	(638,836)

(97,200)	Japan Exchange Group, Inc.	(1,110,684)

(24,000)	Kobe Bussan Co. Ltd.	(583,348)

(51,200)	MonotaRO Co. Ltd.	(750,213)

(89,200)	Oriental Land Co. Ltd.	(1,715,808)

(219,900)	Rakuten Group, Inc. *	(1,345,845)

(26,600)	Sanrio Co. Ltd.	(952,979)

(36,000)	Shiseido Co. Ltd.	(512,460)

(968,000)	SoftBank Corp.	(1,384,935)

(5,600)	SoftBank Group Corp.	(602,341)

(11,900)	Zensho Holdings Co. Ltd.	(717,051)

(3,000)	ZOZO, Inc.	(25,843)

	Total Japan	(15,972,687)

	Netherlands — (0.4)%

(381)	Adyen NV *	(595,488)

(8,289)	BE Semiconductor Industries NV	(1,255,534)

(34,200)	CVC Capital Partners PLC	(564,831)

(31,495)	InPost SA *	(369,816)

(49,927)	Universal Music Group NV	(1,283,009)

	Total Netherlands	(4,068,678)

	Norway — (0.1)%

(46,975)	Kongsberg Gruppen ASA	(1,112,976)

(9,708)	Salmar ASA	(568,040)

	Total Norway	(1,681,016)

	Peru — (0.1)%

(11,582)	Southern Copper Corp.	(1,560,970)

	Singapore — (0.2)%

(213,300)	CapitaLand Investment Ltd.	(436,883)

(268,220)	Grab Holdings Ltd. – Class A *	(1,461,799)

	Total Singapore	(1,898,682)

	South Africa — (0.0)%

(4,066)	Sibanye Stillwater Ltd. ADR*	(54,200)

	Spain — (0.2)%

(36,934)	Cellnex Telecom SA *	(1,109,210)

Shares	Description	Value ($)

	Spain — continued

(24,740)	Ferrovial SE	(1,622,552)

	Total Spain	(2,731,762)

	Sweden — (0.3)%

(12,844)	Beijer Ref AB	(204,731)

(39,916)	EQT AB	(1,382,768)

(9,536)	Saab AB – Class B	(480,928)

(1,827)	Spotify Technology SA *	(1,094,136)

	Total Sweden	(3,162,563)

	Switzerland — (0.2)%

(17,063)	Avolta AG	(940,488)

(21)	Chocoladefabriken Lindt & Spruengli AG	(309,170)

(1,117)	Partners Group Holding AG	(1,325,909)

	Total Switzerland	(2,575,567)

	United Kingdom — (0.8)%

(10,402)	Antofagasta PLC	(380,344)

(37,884)	Entain PLC	(390,227)

(111,717)	Informa PLC	(1,420,607)

(11,355)	InterContinental Hotels Group PLC	(1,507,461)

(9,171)	London Stock Exchange Group PLC	(1,080,276)

(82,401)	Melrose Industries PLC	(649,971)

(100,110)	Phoenix Group Holdings PLC	(922,928)

(60,374)	Rolls-Royce Holdings PLC	(852,134)

(30,642)	Severn Trent PLC	(1,142,942)

(87,489)	Wise PLC – Class A *	(1,023,791)

	Total United Kingdom	(9,370,681)

	United States — (7.0)%

(6,418)	AbbVie, Inc.	(1,461,379)

(20,414)	Affirm Holdings, Inc. *	(1,448,373)

(2,559)	Alnylam Pharmaceuticals, Inc. *	(1,154,698)

(2,877)	Analog Devices, Inc.	(763,383)

(1,395)	AppLovin Corp. – Class A *	(836,275)

(5,131)	Arthur J Gallagher & Co.	(1,270,538)

(2,518)	Axon Enterprise, Inc. *	(1,360,073)

(6,560)	Bentley Systems, Inc. – Class B	(275,258)

(7,314)	Boeing Co. *	(1,382,346)

(5,910)	Burlington Stores, Inc. *	(1,490,679)

(2,751)	Carvana Co. *	(1,030,250)

(6,684)	Cintas Corp.	(1,243,358)

(4,410)	Cloudflare, Inc. – Class A *	(882,926)

(1,431)	Constellation Energy Corp.	(521,399)

(817)	CoStar Group, Inc. *	(56,210)

(6,691)	DoorDash, Inc. – Class A *	(1,327,294)

(62,117)	DraftKings, Inc. – Class A *	(2,059,800)

(378)	Ecolab, Inc.	(104,010)

(22,405)	EQT Corp.	(1,363,568)

(2,910)	Erie Indemnity Co. – Class A	(859,876)

(1,065)	Fair Isaac Corp. *	(1,923,209)

(32,360)	Fastenal Co.	(1,307,344)

(26,785)	Fidelity National Information Services, Inc.	(1,761,649)

GMO Benchmark-Free Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)

(showing percentage of total net assets)

November 30, 2025 (Unaudited)

Shares	Description	Value ($)

	United States — continued

(3,148)	Flutter Entertainment PLC *	(655,176)

(958)	GE Vernova, Inc.	(574,580)

(169)	Howmet Aerospace, Inc.	(34,576)

(4,931)	HubSpot, Inc. *	(1,811,255)

(12,567)	Hyatt Hotels Corp. – Class A	(2,065,889)

(4,350)	Insulet Corp. *	(1,423,276)

(13,632)	Liberty Media Corp.-Liberty Formula One – Class C *	(1,308,399)

(3,133)	Linde PLC	(1,285,533)

(10,061)	Live Nation Entertainment, Inc. *	(1,322,518)

(18,111)	Marvell Technology, Inc.	(1,619,123)

(1,862)	Mastercard, Inc. – Class A	(1,025,087)

(600)	McKesson Corp.	(528,672)

(386)	MercadoLibre, Inc. *	(799,707)

(18,300)	Microchip Technology, Inc.	(980,514)

(4,469)	MongoDB, Inc. *	(1,485,362)

(1,065)	Moody’s Corp.	(522,681)

(1,966)	Motorola Solutions, Inc.	(726,791)

(3,142)	MSCI, Inc.	(1,771,208)

(6,838)	Natera, Inc. *	(1,632,983)

(16,704)	Okta, Inc. *	(1,341,832)

(25,281)	ONEOK, Inc.	(1,840,962)

(1,679)	O’Reilly Automotive, Inc. *	(170,754)

(19,900)	Otis Worldwide Corp.	(1,768,115)

(4,655)	Palantir Technologies, Inc. – Class A *	(784,135)

(3,074)	Palo Alto Networks, Inc. *	(584,460)

(10,581)	Paychex, Inc.	(1,181,792)

(3,022)	Pure Storage, Inc. – Class A *	(268,837)

(91,279)	Rivian Automotive, Inc. – Class A *	(1,538,964)

(5,981)	Robinhood Markets, Inc. – Class A *	(768,499)

(7,377)	ROBLOX Corp. – Class A *	(701,036)

(16,687)	Rocket Lab Corp. *	(703,190)

(22,986)	Rollins, Inc.	(1,413,179)

(333)	RTX Corp.	(58,245)

(43,482)	Samsara, Inc. – Class A *	(1,653,620)

Shares	Description	Value ($)

	United States — continued

(2,154)	ServiceNow, Inc. *	(1,749,931)

(5,616)	Snowflake, Inc. *	(1,410,964)

(29,831)	SoFi Technologies, Inc. *	(886,577)

(3,922)	Starbucks Corp.	(341,645)

(190)	STERIS PLC	(50,593)

(5,008)	Take-Two Interactive Software, Inc. *	(1,232,319)

(3,378)	Tesla, Inc. *	(1,453,114)

(1,955)	Texas Pacific Land Corp.	(1,689,687)

(12,828)	Toast, Inc. – Class A *	(438,589)

(259)	TransDigm Group, Inc.	(352,284)

(540)	Twilio, Inc. – Class A *	(70,033)

(2,557)	Tyler Technologies, Inc. *	(1,200,818)

(7,796)	Vistra Corp.	(1,394,393)

(4,323)	Waste Connections, Inc.	(763,226)

(4,608)	Watsco, Inc.	(1,596,211)

(3,791)	Western Digital Corp.	(619,184)

(23,472)	Williams Cos., Inc.	(1,430,149)

(17,369)	Zillow Group, Inc. – Class C *	(1,291,906)

(4,624)	Zscaler, Inc. *	(1,162,936)

	Total United States	(81,369,404)

	TOTAL COMMON STOCKS (PROCEEDS $124,742,116)	(159,254,437)

	PREFERRED STOCKS (f) — (0.1)%

	Germany — (0.1)%

(3,825)	Sartorius AG	(1,115,610)

	TOTAL PREFERRED STOCKS (PROCEEDS $1,225,590)	(1,115,610)

	TOTAL SECURITIES SOLD SHORT (PROCEEDS $125,967,706)	(160,370,047)

	Other Assets and Liabilities (net) — (0.1)%	(1,571,449)

	TOTAL NET ASSETS — 100.0%	$1,154,920,469

Additional information on each restricted security is as follows:

Issuer Description	Acquisition Date	Acquisition Cost	Value as a Percentage of Fund’s Net Assets	Value as of November 30, 2025

Alrosa PJSC	12/06/17	$4,239,436	0.0%	$—

Bashneft PJSC	06/11/20	245,233	0.0%	—

Evraz PLC	10/25/21	197,469	0.0%	—

Federal Grid Co-Rosseti PJSC	08/12/19	462,175	0.0%	—

Gazprom Neft PJSC	08/12/19	1,228,645	0.0%	—

Gazprom PJSC	08/10/20	7,398,324	0.0%	—

GMK Norilskiy Nickel PAO	06/11/20	1,319,027	0.0%	—

Inter RAO UES PJSC	06/05/20	453,917	0.0%	—

GMO Benchmark-Free Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)

November 30, 2025 (Unaudited)

Issuer Description — (Continued)	Acquisition Date	Acquisition Cost	Value as a Percentage of Fund’s Net Assets	Value as of November 30, 2025

LSR Group PJSC	08/12/19	$175,128	0.0%	$—

LSR Group PJSC GDR	05/06/21	2	0.0%	—

LUKOIL PJSC	07/13/20	6,946,911	0.0%	—

Magnitogorsk Iron & Steel Works PJSC	09/08/17	1,550,653	0.0%	—

Mechel PJSC	11/12/21	47,412	0.0%	—

Moscow Exchange MICEX-RTS PJSC	07/02/20	707,707	0.0%	—

Mosenergo PJSC	11/22/21	96,796	0.0%	—

Nizhnekamskneftekhim PJSC	03/24/20	55,853	0.0%	—

Novatek PJSC	10/21/21	777,645	0.0%	—

Novolipetsk Steel PJSC	11/07/19	3,077,372	0.0%	—

PhosAgro PJSC	12/03/20	212,444	0.0%	—

PhosAgro PJSC GDR	12/03/20	1,365	0.0%	—

Polyus PJSC	07/22/20	2,148,976	0.0%	—

Polyus PJSC GDR	02/24/23	0	0.0%	—

RusHydro PJSC	01/13/21	263,311	0.0%	—

Sberbank of Russia PJSC	09/09/20	12,774,954	0.0%	—

Sberbank of Russia PJSC	01/10/22	77,024	0.0%	—

Severstal PAO	02/02/21	7,249	0.0%	—

Severstal PAO GDR (Registered)	03/16/20	1,679,360	0.0%	—

SFI PJSC	03/16/20	68,731	0.0%	—

Surgutneftegas PAO	12/18/19	3,244,318	0.0%	—

Surgutneftegas PAO	03/16/20	4,726,538	0.0%	—

Tatneft PJSC	03/16/20	2,263,701	0.0%	—

Transneft PJSC	05/29/20	320,452	0.0%	—

Unipro PAO	01/13/21	50,836	0.0%	—

United Co. RUSAL International PJSC	11/12/21	51,607	0.0%	—

				$—

A summary of outstanding financial instruments at November 30, 2025 is as follows:

Futures Contracts

Number of Contracts +	Type	Expiration Date	Notional Amount ($)	Value/Net Unrealized Appreciation (Depreciation) ($)

Buys
42	MSCI Emerging Market	December 2025	2,892,960	37,830
800	U.S. Treasury Note 10 Yr. (CBT)	March 2026	90,675,000	336,444
434	U.S. Treasury Note 2 Yr. (CBT)	March 2026	90,644,969	33,399
1,510	U.S. Treasury Note 5 Yr. (CBT)	March 2026	165,746,094	375,733
513	U.S. Treasury Ultra 10 Yr. (CBT)	March 2026	59,612,203	360,026
49	U.S. Ultra Bond (CBT)	March 2026	5,925,938	47,397

			$415,497,164	$1,190,829

+	Buys - Fund is long the futures contract.
Sales - Fund is short the futures contract.

GMO Benchmark-Free Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)

November 30, 2025 (Unaudited)

Swap Contracts

Centrally Cleared Credit Default Swaps

Reference Entity	Notional Amount		Annual Premium	Implied Credit Spread (1)	Maximum Potential Amount of Future Payments by the Fund Under the Contract (2)	Expiration Date	Periodic Payment Frequency	Premiums Paid/ (Received) ($)	Value ($)	Net Unrealized Appreciation/ (Depreciation) ($)

Buy Protection^:
CDX.NA.HY.S45	USD	11,000,000	5.00%	3.23%	N/A	12/20/2030	Quarterly	$(843,733)	$(819,148)	$24,585

^

Buy Protection - Fund pays a premium and buys credit protection. If a credit event occurs the Fund will, depending on the terms of the particular swap contract, either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

Sell Protection - Fund receives a premium and sells credit protection. If a credit event occurs the Fund will, depending on the terms of the particular swap contract, either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(1)

As of November 30, 2025, implied credit spreads in absolute terms, calculated using a model, and utilized in determining the market value of credit default swap contracts on the reference security, serve as an indicator of the current status of the payment/performance risk and reflect the likelihood or risk of default for the reference entity.

The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection. Wider (i.e. higher) credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the contract.

(2)	The maximum potential amount the Fund could be required to pay as a seller of credit protection if a credit event occurs as defined under the terms of that particular swap contract.

OTC Total Return Swaps

Fund Pays	Fund Receives	Counterparty	Notional Amount		Expiration Date	Periodic Payment Frequency	Premiums Paid/ (Received) ($)	Value ($)	Net Unrealized Appreciation/ (Depreciation) ($)

Total Return on Equity Basket (k)	1 Month Federal Funds Rate minus 0.40%	GS	USD	9,067,382	06/24/2026	Monthly	—	(337,037)	(337,037)
Total Return on Equity Basket (k)	1 Month Federal Funds Rate minus 0.40%	MORD	USD	9,493,223	06/18/2027	Monthly	—	39,274	39,274

							$—	$(297,763)	$(297,763)

As of November 30, 2025, for the above contracts and/or agreements, the Fund had sufficient cash and/or securities to cover commitments or collateral requirements, if any, of the relevant broker or exchange.

Notes to Schedule of Investments:

†	Denominated in U.S. Dollar, unless otherwise indicated.

*	Non-income producing security.

(a)	All or a portion of this security is out on loan.

(b)

All or a portion of this security has been pledged to cover margin requirements on futures and/or cleared swap contracts, collateral on securities sold short, OTC swap contracts, forward currency contracts, written options, repurchase agreements and/or reverse repurchase agreements, if any.

(c)	Securities are traded on separate exchanges for the same entity.

(d)

Investment valued at fair value using methods determined in good faith by the Trustees of GMO Trust or persons acting at their direction pursuant to procedures approved by the Trustees. Investment valued using significant unobservable inputs.

(e)	The security is restricted as to resale.

(f)	Preferred dividend rates are disclosed to the extent that a stated rate exists.

(g)	Investment valued using significant unobservable inputs.

(h)	Affiliated company.

(i)	All or a portion of this security is purchased with collateral from securities loaned.

(j)	The rate disclosed is the 7 day net yield as of November 30, 2025.

(k)	Periodic payments made/received are based on the total return of the referenced entity. Custom equity basket swap which has a notional amount of less than 1% of the Fund’s total net assets.

GMO Benchmark-Free Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)

November 30, 2025 (Unaudited)

Portfolio Abbreviations:

ADR - American Depositary Receipt

GDR - Global Depositary Receipt

JSC - Joint-Stock Company

NVDR - Non-Voting Depositary Receipt

PJSC - Private Joint-Stock Company

QPSC - Qatar Private Stock Company

REIT - Real Estate Investment Trust

Counterparty Abbreviations:

GS - Goldman Sachs International

MORD - Morgan Stanley Capital Services LLC

MSCI - Morgan Stanley & Co. International PLC

Currency Abbreviations:

USD - United States Dollar

The rates shown on variable rate notes are the current interest rates at November 30, 2025, which are subject to change based on the terms of the security.

GMO Global Asset Allocation Fund

(A Series of GMO Trust)

Schedule of Investments

(showing percentage of total net assets)

November 30, 2025 (Unaudited)

Shares	Description	Value ($)

	INVESTMENT FUNDS — 99.3%

	United States — 99.3%

3,638,601	GMO Alternative Allocation Fund, Class VI (a)	69,060,647

1,773,072	GMO Asset Allocation Bond Fund, Class VI (a)	34,521,714

167,262	GMO Climate Change Fund, Class III (a)	4,233,409

390,464	GMO Domestic Resilience ETF (a)	9,952,576

196,991	GMO Emerging Country Debt Fund, Class VI (a)	4,601,718

1,031,201	GMO Emerging Markets ex-China Fund, Class VI (a)	14,869,914

1,003,496	GMO Emerging Markets Fund, Class VI (a)	29,713,520

2,159,854	GMO International Equity Fund, Class IV (a)	74,558,169

1,891,475	GMO International Opportunistic Value Fund, Class IV (a)	34,822,049

1,157,909	GMO-Usonian Japan Value Creation Fund, Class VI (a)	29,862,470

3,286,141	GMO Multi-Sector Fixed Income Fund, Class IV (a)	59,347,711

201,742	GMO Opportunistic Income Fund, Class VI (a)	4,948,733

395,543	GMO Quality Fund, Class VI (a)	14,923,850

208,105	GMO Resources Fund, Class VI (a)	4,565,824

430,610	GMO Small Cap Quality Fund, Class VI (a)	10,257,129

2,627,243	GMO U.S. Equity Fund, Class VI (a)	39,881,549

1,569,227	GMO U.S. Opportunistic Value Fund, Class VI (a)	34,821,146

420,034	GMO U.S. Small Cap Value Fund, Class VI (a)	9,933,804

1,708,865	GMO U.S. Treasury Fund, Class VI (a)	8,561,411

	TOTAL INVESTMENT FUNDS (COST $445,315,050)	493,437,343

	SHORT-TERM INVESTMENTS — 0.0%

	Money Market Funds — 0.0%

15,221	State Street Institutional Treasury Money

	Market Fund – Premier Class, 3.88% (b)	15,221

	TOTAL SHORT-TERM INVESTMENTS (COST $15,221)	15,221

	TOTAL INVESTMENTS — 99.3% (Cost $445,330,271)	493,452,564

	Other Assets and Liabilities (net) — 0.7%	3,659,621

	TOTAL NET ASSETS — 100.0%	$497,112,185

Notes to Schedule of Investments:

(a)	Affiliated company.
(b)	The rate disclosed is the 7 day net yield as of November 30, 2025.

Portfolio Abbreviations:

ETF - Exchange-Traded Fund

GMO Global Developed Equity Allocation Fund

(A Series of GMO Trust)

Schedule of Investments

(showing percentage of total net assets)

November 30, 2025 (Unaudited)

Shares	Description	Value ($)

	INVESTMENT FUNDS — 99.9%

	United States — 99.9%

33,498	GMO Climate Change Fund, Class III (a)	847,835

73,066	GMO Domestic Resilience ETF (a)	1,862,387

115,379	GMO Emerging Markets ex-China Fund, Class VI (a)	1,663,760

701,706	GMO International Equity Fund, Class IV (a)	24,222,888

579,623	GMO International Opportunistic Value Fund, Class IV (a)	10,670,866

202,304	GMO-Usonian Japan Value Creation Fund, Class VI (a)	5,217,433

346,521	GMO Quality Fund, Class VI (a)	13,074,225

79,618	GMO Resources Fund, Class VI (a)	1,746,815

147,661	GMO Small Cap Quality Fund, Class VI (a)	3,517,274

687,646	GMO U.S. Equity Fund, Class VI (a)	10,438,473

601,342	GMO U.S. Opportunistic Value Fund, Class VI (a)	13,343,783

109,012	GMO U.S. Small Cap Value Fund, Class VI (a)	2,578,142

	TOTAL INVESTMENT FUNDS (COST $69,342,350)	89,183,881

	SHORT-TERM INVESTMENTS — 0.1%

	Money Market Funds — 0.1%

86,388	State Street Institutional Treasury Money Market Fund – Premier Class, 3.88% (b)	86,388

	TOTAL SHORT-TERM INVESTMENTS (COST $86,388)	86,388

	TOTAL INVESTMENTS — 100.0% (Cost $69,428,738)	89,270,269

	Other Assets and Liabilities (net) — (0.0%)	(43,586)

	TOTAL NET ASSETS — 100.0%	$89,226,683

Notes to Schedule of Investments:

(a)	Affiliated company.
(b)	The rate disclosed is the 7 day net yield as of November 30, 2025.

Portfolio Abbreviations:

ETF - Exchange-Traded Fund

GMO Global Equity Allocation Fund

(A Series of GMO Trust)

Schedule of Investments

(showing percentage of total net assets)

November 30, 2025 (Unaudited)

Shares	Description	Value ($)

	INVESTMENT FUNDS — 99.9%

	United States — 99.9%
276,898	GMO Climate Change Fund, Class III (a)	7,008,286
479,019	GMO Domestic Resilience ETF (a)	12,209,763
880,126	GMO Emerging Markets ex-China Fund, Class VI (a)	12,691,421
2,066,797	GMO Emerging Markets Fund, Class VI (a)	61,197,860
4,367,813	GMO International Equity Fund, Class IV (a)	150,776,890
3,723,020	GMO International Opportunistic Value Fund, Class IV (a)	68,540,808
1,422,964	GMO-Usonian Japan Value Creation Fund, Class VI (a)	36,698,245
2,001,952	GMO Quality Fund, Class VI (a)	75,533,631
592,107	GMO Resources Fund, Class VI (a)	12,990,820
1,025,117	GMO Small Cap Quality Fund, Class VI (a)	24,418,300
4,163,409	GMO U.S. Equity Fund, Class VI (a)	63,200,550
3,567,839	GMO U.S. Opportunistic Value Fund, Class VI (a)	79,170,341
801,893	GMO U.S. Small Cap Value Fund, Class VI (a)	18,964,763

	TOTAL INVESTMENT FUNDS (COST $508,306,129)	623,401,678

	SHORT-TERM INVESTMENTS — 0.1%

	Money Market Funds — 0.1%

456,279	State Street Institutional Treasury Money Market Fund – Premier Class, 3.88% (b)	456,279

	TOTAL SHORT-TERM INVESTMENTS (COST $456,279)	456,279

	TOTAL INVESTMENTS — 100.0% (Cost $508,762,408)	623,857,957

	Other Assets and Liabilities (net) — (0.0%)	(118,428)

	TOTAL NET ASSETS — 100.0%	$623,739,529

Notes to Schedule of Investments:

(a)	Affiliated company.
(b)	The rate disclosed is the 7 day net yield as of November 30, 2025.

Portfolio Abbreviations:

ETF - Exchange-Traded Fund

GMO Implementation Fund

(A Series of GMO Trust)

Schedule of Investments

(showing percentage of total net assets)

November 30, 2025 (Unaudited)

Shares	Description	Value ($)

	COMMON STOCKS — 73.8%

	Argentina — 0.2%

51,500	Vista Energy SAB de CV ADR* (a)	2,531,740

67,866	YPF SA Sponsored ADR*	2,498,826

	Total Argentina	5,030,566

	Australia — 1.4%

141,472	Accent Group Ltd. (a)	93,127

32,460	AMP Ltd.	36,888

113,075	Aurizon Holdings Ltd.	265,184

411,862	BHP Group Ltd.	11,269,769

211,635	BlueScope Steel Ltd.	3,371,205

96,090	Brambles Ltd. (b)	1,514,320

6,592	Credit Corp. Group Ltd.	59,998

439,580	Fortescue Ltd.	6,178,111

391,714	Grange Resources Ltd. *	66,756

125,873	Harvey Norman Holdings Ltd. (b)	572,279

157,176	Helia Group Ltd.	581,675

49,194	HomeCo Daily Needs – (REIT)	43,536

33,018	JB Hi-Fi Ltd.	2,125,162

161,165	Nine Entertainment Co. Holdings Ltd.	115,086

258,525	Ramelius Resources Ltd.	619,486

6,418	Rio Tinto Ltd.	556,740

34,044	Santos Ltd.	143,687

79,010	Southern Cross Media Group Ltd. (a)	42,435

111,442	Sunrise Energy Metals Ltd. *	485,657

46,002	Super Retail Group Ltd.	489,590

60,967	Woodside Energy Group Ltd. (b)	997,160

	Total Australia	29,627,851

	Austria — 0.2%

29,374	OMV AG	1,625,298

2,358	Palfinger AG	89,132

52,078	Raiffeisen Bank International AG	2,116,267

526	Strabag SE	47,136

18,603	UNIQA Insurance Group AG	324,640

4,372	Vienna Insurance Group AG Wiener Versicherung Gruppe	250,788

	Total Austria	4,453,261

	Belgium — 0.4%

86,121	Ageas SA	5,884,040

14,011	Barco NV	200,154

10,272	Bekaert SA	440,333

7,054	Econocom Group SA NV	13,086

1,487	Melexis NV (a)	91,594

152,692	Proximus SADP (a)	1,314,901

432	Sofina SA (a)	121,844

	Total Belgium	8,065,952

	Brazil — 0.4%

222,200	Banco Bradesco SA	696,840

10,200	Cia De Sanena Do Parana	71,410

579,300	Cyrela Brazil Realty SA Empreendimentos e Participacoes	3,877,664

224,800	Klabin SA	747,108

63,700	Petroreconcavo SA	127,690

53,100	PRIO SA *	370,158

124,026	Sao Martinho SA	324,131

48,600	Suzano SA	433,206

93,100	Vale SA	1,175,556

Shares	Description	Value ($)

	Brazil — continued

243,033	Vibra Energia SA	1,132,790

50,600	Vivara Participacoes SA	332,919

	Total Brazil	9,289,472

	Canada — 4.3%

5,700	Alimentation Couche-Tard, Inc. (b)	311,339

58,000	Anaergia, Inc. * (a)	88,819

13,300	ARC Resources Ltd.	238,029

247,000	B2Gold Corp.	1,147,111

20,500	Bank of Montreal	2,595,195

67,900	Bank of Nova Scotia (c)	4,710,169

37,167	Bank of Nova Scotia (c)	2,575,301

43,392	Barrick Mining Corp. (c)	1,793,825

8,000	Barrick Mining Corp. (c)	334,495

11,700	Canadian Imperial Bank of Commerce (b)	1,011,636

38,700	Canadian Tire Corp. Ltd. – Class A (a) (b)	4,708,415

6,078	Canfor Corp. * (a)	53,497

119,900	Capstone Copper Corp. *	1,064,767

62,171	Centerra Gold, Inc.	825,631

29,600	CGI, Inc. (b)	2,636,454

3,400	Cogeco Communications, Inc.	166,174

6,187	Cogeco, Inc.	284,369

117,980	DPM Metals, Inc.	3,292,583

11,600	Empire Co. Ltd. – Class A	427,078

15,600	Enerflex Ltd.	216,901

200	Fairfax Financial Holdings Ltd. (b)	344,389

7,800	Finning International, Inc. (a)	417,280

48,800	First Quantum Minerals Ltd. *	1,111,877

8,100	iA Financial Corp., Inc.	956,733

51,642	IGM Financial, Inc.	2,108,251

3,000	Imperial Oil Ltd. (b)	299,903

10,963	Interfor Corp. *	70,291

11,554	International Petroleum Corp. *	216,029

112,400	Ivanhoe Mines Ltd. – Class A * (a)	1,175,919

8,600	Kinross Gold Corp. (c)	242,347

6,018	Kinross Gold Corp. (a) (c)	169,166

110,972	Largo, Inc. * (a)	109,586

10,700	Linamar Corp.	605,500

119,236	Magna International, Inc. (c)	5,823,486

25,300	Magna International, Inc. (c)	1,238,160

147,700	Manulife Financial Corp. (b) (c)	5,228,608

68,240	Manulife Financial Corp. (b) (c)	2,402,730

199,300	NexGen Energy Ltd. * (a)	1,771,302

48,454	Nutrien Ltd. (a)	2,818,569

152,267	Open Text Corp. (b) (c)	5,122,262

18,900	Open Text Corp. (b) (c)	636,334

66,400	Parex Resources, Inc.	879,030

185,456	Power Corp. of Canada	9,442,337

3,200	Precision Drilling Corp. *	199,449

7,100	Russel Metals, Inc.	207,292

6,000	Spin Master Corp.	88,404

56,700	Sun Life Financial, Inc. (a) (b) (c)	3,360,736

9,308	Sun Life Financial, Inc. (b) (c)	550,289

5,700	Suncor Energy, Inc. (b)	256,315

86,500	Tamarack Valley Energy Ltd. (a)	483,427

8,588	Torex Gold Resources, Inc.	403,328

162,800	Toronto-Dominion Bank (c)	13,705,979

12,431	Toronto-Dominion Bank (a) (c)	1,043,334

18,000	Transcontinental, Inc. – Class A	263,795

2,643	Wajax Corp.	52,068

GMO Implementation Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)

(showing percentage of total net assets)

November 30, 2025 (Unaudited)

Shares	Description	Value ($)

	Canada — continued

66,400	Whitecap Resources, Inc. (a)	555,452

	Total Canada	92,841,745

	China — 2.3%

409,000	361 Degrees International Ltd.	315,882

1,476,000	AviChina Industry & Technology Co. Ltd. – Class H (a)	737,419

144,500	BAIC Motor Corp. Ltd. – Class H *	40,182

232,871	Bank of Communications Co. Ltd. – Class H	213,952

91,000	Beijing Enterprises Holdings Ltd.	398,321

734,000	Bosideng International Holdings Ltd.	468,519

3,564,000	China Communications Services Corp. Ltd. – Class H	2,232,843

1,970,000	China Construction Bank Corp. – Class H	2,075,401

3,659,000	China Greenfresh Group Co. Ltd. * (d)	—

821,500	China Hongqiao Group Ltd.	3,274,449

415,000	China Lesso Group Holdings Ltd.	237,234

252,000	China Medical System Holdings Ltd.	431,572

348,000	China National Building Material Co. Ltd. – Class H	234,297

344,000	China Overseas Land & Investment Ltd.	589,790

1,658,000	China Railway Group Ltd. – Class H	833,902

2,503,000	China Reinsurance Group Corp. – Class H	515,755

307,000	China Resources Pharmaceutical Group Ltd.	189,115

654,400	China Taiping Insurance Holdings Co. Ltd.	1,466,175

1,261,158	CITIC Ltd.	1,976,991

1,198,000	Consun Pharmaceutical Group Ltd.	2,286,580

4,604,000	CSPC Pharmaceutical Group Ltd.	4,698,727

249,700	ENN Energy Holdings Ltd.	2,282,682

480,000	Fufeng Group Ltd.	495,528

158,000	Geely Automobile Holdings Ltd.	345,351

125,900	Henan Shenhuo Coal Industry & Electricity Power Co. Ltd. – Class A	437,775

162,002	K Wah International Holdings Ltd.	45,657

34,000	Kunlun Energy Co. Ltd.	32,475

275,500	Legend Holdings Corp. – Class H *	337,784

145,000	Lonking Holdings Ltd.	54,877

410,000	Minth Group Ltd.	1,798,293

230,500	Orient Overseas International Ltd.	3,745,797

364,000	PICC Property & Casualty Co. Ltd. – Class H	827,910

17,481	Qfin Holdings, Inc.	341,404

17,000	Sany Heavy Equipment International Holdings Co. Ltd.	15,903

13,000	Shanghai Industrial Holdings Ltd.	25,561

1,216,000	Sino Biopharmaceutical Ltd.	1,105,416

714,500	Sinopec Engineering Group Co. Ltd. – Class H	675,318

11,200	Sinopharm Group Co. Ltd. – Class H	28,890

596,000	Skyworth Group Ltd. * (a)	306,789

67,400	Tencent Holdings Ltd.	5,325,377

8,000	Tianneng Power International Ltd. (a)	7,883

257,900	Vipshop Holdings Ltd. ADR (b)	5,065,156

187,100	Weibo Corp. Sponsored ADR (a)	1,859,774

110,000	Western Mining Co. Ltd. – Class A	359,033

45,500	Zhongsheng Group Holdings Ltd.	68,695

	Total China	48,806,434

Shares	Description	Value ($)

	Colombia — 0.0%

4,461	Corp. Financiera Colombiana SA *	22,090

	Czech Republic — 0.0%

109	Philip Morris CR AS	97,083

	Denmark — 0.6%

663	AP Moller - Maersk AS – Class A	1,329,952

2,056	AP Moller - Maersk AS – Class B (b)	4,114,148

10,138	Genmab AS *	3,257,180

35,952	H Lundbeck AS	248,366

3,998	Matas AS	74,463

41,014	Rockwool AS – B Shares	1,386,466

61,519	Vestas Wind Systems AS	1,462,429

	Total Denmark	11,873,004

	Egypt — 0.0%

86,890	Orascom Construction PLC	876,413

	Finland — 0.4%

16,322	Kemira OYJ	364,774

84,135	Neste OYJ	1,626,640

906,360	Nokia OYJ	5,519,842

2,141	Sanoma OYJ	23,285

35,757	Valmet OYJ	1,169,427

	Total Finland	8,703,968

	France — 2.3%

27,742	Aperam SA	1,069,503

97,792	ArcelorMittal SA	4,238,175

868	Arkema SA	52,910

26,008	AXA SA (b)	1,174,983

78,498	BNP Paribas SA	6,709,910

5,415	Capgemini SE (b)	848,436

49,904	Carrefour SA	768,448

30,650	Cie de Saint-Gobain SA (b)	3,059,082

5,888	Cie Generale des Etablissements Michelin SCA	192,725

12,940	Coface SA	228,035

23,915	Credit Agricole SA	458,437

15,907	Derichebourg SA (b)	118,791

16,636	Eiffage SA	2,298,725

5,400	Ipsen SA	779,630

8,860	IPSOS SA	330,259

3,271	Legrand SA (b)	496,255

1,650	Mersen SA	41,709

14,110	Metropole Television SA	205,149

9,817	Orange SA	161,824

14,281	Quadient SA (a)	237,874

23,864	Rubis SCA (b)	911,834

84,696	Sanofi SA	8,447,359

912	Schneider Electric SE (b)	245,424

1,026	Societe BIC SA (b)	58,676

21,152	Societe Generale SA	1,472,823

23,093	STMicroelectronics NV (a)	532,315

52,719	STMicroelectronics NV - NY Shares	1,212,010

4,807	Technip Energies NV	187,745

30,905	Teleperformance SE (b)	2,128,479

52,409	Television Francaise 1 SA	506,384

134,652	TotalEnergies SE (b) (c)	8,858,316

GMO Implementation Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)

(showing percentage of total net assets)

November 30, 2025 (Unaudited)

Shares	Description	Value ($)

	France — continued

1,951	TotalEnergies SE (c)	128,211

105,960	Valeo SE	1,342,971

3,436	Vallourec SACA	62,600

25,165	Veolia Environnement SA (b)	856,425

	Total France	50,422,432

	Germany — 1.6%

272	Amadeus Fire AG	14,124

80,988	Bayer AG (Registered)	2,865,248

42,860	Bayerische Motoren Werke AG (b)	4,380,848

17,377	Continental AG	1,293,562

34,751	Daimler Truck Holding AG	1,471,009

176,287	Deutsche Bank AG (Registered) (b)	6,250,403

63,145	Deutsche Post AG (b)	3,286,340

59,092	Deutsche Telekom AG (Registered) (b)	1,905,586

278	Draegerwerk AG & Co. KGaA	20,139

5,560	DWS Group GmbH & Co. KGaA	345,082

126,778	E.ON SE (b)	2,258,201

12,998	Evonik Industries AG	200,047

22,100	Fresenius Medical Care AG	1,056,343

5,589	Henkel AG & Co. KGaA	419,566

502	Hornbach Holding AG & Co. KGaA	51,627

5,952	Kloeckner & Co. SE	41,827

90,938	Mercedes-Benz Group AG (b)	6,141,033

5,892	RTL Group SA	232,669

3,132	Salzgitter AG	129,551

10,281	Siemens AG (Registered) (b)	2,726,557

111	Sixt SE	9,056

822	Wacker Neuson SE	18,130

792	Wuestenrot & Wuerttembergische AG	13,000

	Total Germany	35,129,948

	Greece — 0.0%

82,140	Eurobank Ergasias Services & Holdings SA	325,339

5,890	National Bank of Greece SA	92,295

	Total Greece	417,634

	Hong Kong — 1.2%

214,000	BOC Hong Kong Holdings Ltd.	1,033,152

65,000	Chow Sang Sang Holdings International Ltd.	101,793

833,000	CITIC Telecom International Holdings Ltd.	275,174

732,500	CK Asset Holdings Ltd.	3,766,297

1,220,000	CK Hutchison Holdings Ltd.	8,606,280

74,000	Dah Sing Banking Group Ltd.	104,432

44,800	Dah Sing Financial Holdings Ltd.	208,405

500,000	E-Commodities Holdings Ltd.	57,279

284,000	First Pacific Co. Ltd.	228,431

230,000	Giordano International Ltd.	44,962

29,500	Health & Happiness H&H International Holdings Ltd.	55,333

580,000	IGG, Inc.	285,795

39,000	Johnson Electric Holdings Ltd.	150,747

24,000	KLN Logistics Group Ltd.	21,717

79,000	Luk Fook Holdings International Ltd.	247,890

443,000	Pacific Basin Shipping Ltd.	148,206

428,000	PAX Global Technology Ltd.	288,419

254,000	SITC International Holdings Co. Ltd.	873,335

Shares	Description	Value ($)

	Hong Kong — continued

39,500	SmarTone Telecommunications Holdings Ltd.	24,141

193,500	Sun Hung Kai Properties Ltd. (b)	2,457,516

26,000	Techtronic Industries Co. Ltd.	305,789

105,500	Texhong International Group Ltd.	61,035

2,854,000	United Energy Group Ltd.	181,429

124,000	United Laboratories International Holdings Ltd.	203,796

484,000	VSTECS Holdings Ltd.	518,378

74,200	VTech Holdings Ltd.	600,541

4,712,500	WH Group Ltd.	4,935,081

	Total Hong Kong	25,785,353

	Hungary — 0.5%

154,542	Magyar Telekom Telecommunications PLC	827,142

114,121	MOL Hungarian Oil & Gas PLC	1,010,960

73,357	OTP Bank Nyrt	7,635,894

42,680	Richter Gedeon Nyrt	1,264,005

	Total Hungary	10,738,001

	India — 1.2%

96,690	Ashapura Minechem Ltd.	745,126

46,102	Aurobindo Pharma Ltd.	629,860

618,812	Bharat Petroleum Corp. Ltd.	2,493,119

102,260	Brightcom Group Ltd. *	14,912

142,515	Cipla Ltd.	2,441,442

13,297	Dhampur Bio Organics Ltd.	11,442

94,555	Dr. Reddy’s Laboratories Ltd. ADR (a)	1,328,498

80,738	Dr. Reddy’s Laboratories Ltd.	1,138,099

357,199	GAIL India Ltd.	706,675

7,015	GHCL Ltd.	45,219

45,113	Glenmark Pharmaceuticals Ltd.	984,639

8,951	Hero MotoCorp Ltd.	621,914

392,321	Hindalco Industries Ltd.	3,566,302

69,435	Hindustan Petroleum Corp. Ltd.	356,486

99,380	Indian Oil Corp. Ltd.	180,377

1,906	KRBL Ltd.	8,736

6,556	LIC Housing Finance Ltd.	40,439

689,965	Manappuram Finance Ltd.	2,203,105

57,450	Muthoot Finance Ltd.	2,406,461

862,670	NMDC Ltd.	715,191

1,187,320	Oil & Natural Gas Corp. Ltd.	3,235,328

70,055	Power Finance Corp. Ltd.	285,191

7,721	Rajesh Exports Ltd. *	16,205

182,426	Shriram Finance Ltd.	1,752,305

43,704	Siyaram Silk Mills Ltd.	353,528

37,933	Transrail Lighting Ltd.	272,868

	Total India	26,553,467

	Indonesia — 1.1%

17,019,000	Aneka Tambang Tbk. PT	2,974,327

118,400	Astra Agro Lestari Tbk. PT	53,876

20,793,900	Astra International Tbk. PT	8,190,722

1,140,000	Astra Otoparts Tbk. PT	173,949

89,700	Bank OCBC Nisp Tbk. PT	7,352

1,554,900	Bank Pembangunan Daerah Jawa Timur Tbk. PT	50,874

9,863,800	Dharma Satya Nusantara Tbk. PT	1,004,517

14,988,300	Erajaya Swasembada Tbk. PT	372,883

122,200	Gudang Garam Tbk. PT	109,362

GMO Implementation Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)

(showing percentage of total net assets)

November 30, 2025 (Unaudited)

Shares	Description	Value ($)

	Indonesia — continued

7,082,200	Indofood Sukses Makmur Tbk. PT	3,127,398

4,928,800	Japfa Comfeed Indonesia Tbk. PT	722,914

28,100	Nanshan Aluminium International Holdings Ltd.	146,615

102,200	Pabrik Kertas Tjiwi Kimia Tbk. PT	46,501

5,753,100	Panin Financial Tbk. PT *	94,754

13,681,600	Perusahaan Gas Negara Tbk. PT	1,483,983

9,460,500	Perusahaan Perkebunan London Sumatra Indonesia Tbk. PT	775,643

3,364,100	Salim Ivomas Pratama Tbk. PT	125,284

2,090,400	Saratoga Investama Sedaya Tbk. PT	199,761

868,400	Sumber Tani Agung Resources Tbk. PT	71,442

13,233,200	Surya Citra Media Tbk. PT	307,260

6,298,300	Telkom Indonesia Persero Tbk. PT	1,338,853

10,600	Telkom Indonesia Persero Tbk. PT ADR	228,430

1,213,000	Tempo Scan Pacific Tbk. PT	203,330

10,857,000	Triputra Agro Persada PT	1,101,867

	Total Indonesia	22,911,897

	Ireland — 0.0%

55,171	AIB Group PLC	567,677

12,408	Bank of Ireland Group PLC	229,818

16,726	Origin Enterprises PLC	73,772

24,839	Permanent TSB Group Holdings PLC *	87,661

	Total Ireland	958,928

	Israel — 0.8%

334,278	Bank Hapoalim BM	7,235,786

206,878	Bank Leumi Le-Israel BM	4,338,495

520	Check Point Software Technologies Ltd. *	97,121

2,317	Delek Group Ltd.	609,315

67,197	ICL Group Ltd.	372,455

134,773	Israel Discount Bank Ltd. – Class A	1,411,405

5,155	Mizrahi Tefahot Bank Ltd.	361,109

24,931	Nice Ltd. Sponsored ADR* (b)	2,644,431

577	Nice Ltd. *	60,381

272,772	Oil Refineries Ltd.	86,516

8,058	Partner Communications Co. Ltd.	94,135

28,505	ZIM Integrated Shipping Services Ltd. (a)	581,787

	Total Israel	17,892,936

	Italy — 1.4%

13,609	Arnoldo Mondadori Editore SpA	32,527

29,929	Banca IFIS SpA	861,518

172,217	Banco BPM SpA (a)	2,482,179

93,150	BPER Banca SpA	1,122,527

3,880	Buzzi SpA	239,319

25,026	Credito Emiliano SpA	426,973

10,553	Esprinet SpA	71,609

419,456	Intesa Sanpaolo SpA	2,721,007

176,312	Iren SpA (b)	549,093

59,487	Italgas SpA (b)	671,598

24,950	Leonardo SpA (b)	1,367,498

105,201	MFE-MediaForEurope NV – Class A	379,707

23,898	MFE-MediaForEurope NV – Class B (a)	113,643

24,676	OVS SpA	128,177

83,416	Saipem SpA (a)	227,378

446,048	Stellantis NV (b)	4,774,500

7,299,066	Telecom Italia SpA * (a)	4,115,146

50,178	Tenaris SA	1,009,471

Shares	Description	Value ($)

	Italy — continued

40,874	Tenaris SA ADR	1,643,952

280,671	Unipol Assicurazioni SpA	6,446,016

	Total Italy	29,383,838

	Japan — 18.2%

120,300	AGC, Inc.	4,162,710

7,600	Ai Holdings Corp.	135,314

12,000	Aichi Corp.	102,191

28,900	Air Water, Inc.	407,601

73,800	Amano Corp.	1,988,390

27,600	Anritsu Corp.	419,701

4,300	AOKI Holdings, Inc.	47,645

12,500	Arata Corp.	249,498

2,400	Artience Co. Ltd.	52,768

73,600	Asahi Group Holdings Ltd.	853,704

95,200	Asahi Kasei Corp.	795,144

19,200	Asahi Yukizai Corp.	572,442

13,600	Axial Retailing, Inc.	99,597

46,400	Bandai Namco Holdings, Inc.	1,361,569

8,000	Bando Chemical Industries Ltd.	105,813

2,400	Bridgestone Corp. (b)	112,615

196,800	Brother Industries Ltd.	3,939,563

1,600	Buffalo, Inc.	51,693

16,300	Bunka Shutter Co. Ltd.	221,748

5,600	Canon Electronics, Inc.	98,874

36,800	Canon Marketing Japan, Inc.	1,612,163

31,700	Canon, Inc.	932,677

3,700	Central Glass Co. Ltd.	81,286

2,900	Chiyoda Integre Co. Ltd.	60,186

72,500	Chubu Electric Power Co., Inc. (b)	1,133,148

287,900	Credit Saison Co. Ltd.	7,248,920

127,800	Dai Nippon Printing Co. Ltd. (b)	2,161,436

12,300	Dai Nippon Toryo Co. Ltd.	107,500

188,000	Daicel Corp.	1,583,092

8,000	Dai-Dan Co. Ltd.	374,277

14,300	Daido Steel Co. Ltd.	144,846

5,300	Daiichi Jitsugyo Co. Ltd.	100,997

24,700	Daito Trust Construction Co. Ltd.	472,502

132,400	Daiwa House Industry Co. Ltd. (b)	4,518,966

222,500	Daiwabo Holdings Co. Ltd.	4,334,915

169,300	Denka Co. Ltd.	2,967,263

42,900	Denso Corp. (b)	564,866

4,400	Ebara Corp.	115,408

14,500	Electric Power Development Co. Ltd. (b)	292,155

130,500	EXEO Group, Inc.	2,052,895

6,000	FCC Co. Ltd.	132,558

28,700	Ferrotec Corp.	901,947

182,300	Fuji Corp.	3,996,004

6,900	Fuji Electric Co. Ltd.	481,697

8,300	Fuji Seal International, Inc.	168,720

125,800	FUJIFILM Holdings Corp.	2,700,920

29,300	Fujitsu Ltd. (b)	777,365

300	Fukuda Denshi Co. Ltd.	13,681

9,300	Furukawa Electric Co. Ltd.	594,268

1,900	G-7 Holdings, Inc.	16,838

42,600	Glory Ltd.	1,070,619

387,600	H.U. Group Holdings, Inc.	9,057,660

11,100	Haseko Corp.	212,343

74,700	Hitachi Construction Machinery Co. Ltd.	2,175,162

137,400	Hogy Medical Co. Ltd.	5,179,855

450,800	Honda Motor Co. Ltd. (b)	4,545,875

GMO Implementation Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)

(showing percentage of total net assets)

November 30, 2025 (Unaudited)

Shares	Description	Value ($)

	Japan — continued

93,060	Honda Motor Co. Ltd. Sponsored ADR	2,815,065

19,000	Horiba Ltd.	1,761,290

8,700	Hosiden Corp.	146,450

92,000	IDOM, Inc.	751,465

79,600	Inabata & Co. Ltd.	1,889,031

481,500	Inpex Corp. (b)	10,270,426

444,500	Isuzu Motors Ltd.	6,811,643

7,200	ITOCHU Corp. (b)	431,849

17,800	Itochu Enex Co. Ltd.	216,172

1,300	Itochu-Shokuhin Co. Ltd.	86,543

61,800	Iwatani Corp.	673,445

33,700	Japan Petroleum Exploration Co. Ltd.	307,730

130,600	Japan Post Holdings Co. Ltd. (b)	1,282,873

66,800	Japan Post Insurance Co. Ltd.	1,858,111

10,700	Jeol Ltd.	330,763

94,500	Kaga Electronics Co. Ltd.	2,273,139

36,400	Kajima Corp.	1,356,971

7,600	Kamei Corp.	141,578

29,400	Kanadevia Corp.	188,218

28,400	Kandenko Co. Ltd.	900,186

30,500	Kaneka Corp.	857,772

346,200	Kanematsu Corp.	7,655,979

175,900	Kawasaki Kisen Kaisha Ltd. (a)	2,341,978

125,400	KDDI Corp.	2,157,399

2,100	Kinden Corp.	87,211

371,800	Kirin Holdings Co. Ltd.	5,839,513

57,400	Kitz Corp.	625,054

8,000	Kobe Steel Ltd.	100,070

38,700	Kohnan Shoji Co. Ltd.	985,285

145,300	Komatsu Ltd. (b)	4,773,013

9,345	Komeri Co. Ltd.	209,161

11,900	Konami Group Corp. (b)	1,818,704

100	Konishi Co. Ltd.	842

46,400	Kraftia Corp.	2,354,465

236,500	Kubota Corp.	3,413,443

216,700	Kumiai Chemical Industry Co. Ltd.	970,510

41,900	Kyocera Corp.	573,570

118,100	LY Corp. (b)	317,177

106,500	Macnica Holdings, Inc.	1,583,212

26,900	Marubeni Corp.	710,052

65,300	Maruha Nichiro Corp.	1,590,998

269,200	Maruichi Steel Tube Ltd.	2,487,233

4,900	Maruzen Showa Unyu Co. Ltd.	228,718

9,100	Matsuda Sangyo Co. Ltd. (b)	283,895

349,900	Maxell Ltd.	4,989,148

53,000	Mazda Motor Corp.	383,448

81,800	MCJ Co. Ltd.	810,018

5,300	Megmilk Snow Brand Co. Ltd.	103,814

282,500	Mitsubishi Electric Corp.	7,638,216

10,000	Mitsubishi Materials Corp.	200,682

3,500	Mitsubishi Research Institute, Inc. (b)	111,653

157,400	Mitsui & Co. Ltd. (b)	4,181,567

9,200	Mitsui Kinzoku Co. Ltd.	1,052,571

141,300	Mitsui OSK Lines Ltd. (a)	4,012,095

207,100	Mizuno Corp.	4,036,270

9,000	Modec, Inc.	905,648

133,900	Morinaga & Co. Ltd.	2,289,580

3,800	Morita Holdings Corp.	64,093

15,400	Murata Manufacturing Co. Ltd.	317,023

156,900	NEC Corp. (b)	5,928,092

104,600	NGK Insulators Ltd.	2,062,747

Shares	Description	Value ($)

	Japan — continued

111,500	NH Foods Ltd.	4,929,122

4,000	Nichias Corp.	159,350

6,600	Nichiha Corp.	128,908

6,100	Nichireki Group Co. Ltd.	96,917

29,100	Nippn Corp.	446,678

23,300	Nippon Kayaku Co. Ltd.	244,759

70,300	Nippon Shinyaku Co. Ltd.	1,634,394

43,400	Nippon Television Holdings, Inc.	1,111,705

326,200	Nippon Yusen KK	10,331,442

1,232,800	Nissan Motor Co. Ltd. *	3,005,528

3,600	Nisshin Oillio Group Ltd.	122,138

70,200	Niterra Co. Ltd.	3,035,626

21,000	Nittetsu Mining Co. Ltd.	245,590

21,300	Nitto Denko Corp.	527,076

320,600	Nojima Corp.	2,401,765

218,200	Nomura Real Estate Holdings, Inc.	1,338,919

4,100	Noritake Co. Ltd.	143,589

3,700	Noritsu Koki Co. Ltd.	42,621

6,100	NS United Kaiun Kaisha Ltd.	233,684

5,077,700	NTT, Inc. (b)	5,060,453

2,000	Obara Group, Inc.	51,168

203,700	Oisix ra daichi, Inc. (a)	1,977,672

108,400	Okamura Corp. (b)	1,573,720

44,600	Oki Electric Industry Co. Ltd.	555,086

188,200	Ono Pharmaceutical Co. Ltd.	2,650,387

1,800	Open House Group Co. Ltd.	105,790

202,200	Optex Group Co. Ltd.	3,182,830

68,700	ORIX Corp. (b)	1,877,893

7,800	Osaka Gas Co. Ltd. (b)	273,750

4,900	Otsuka Holdings Co. Ltd.	277,513

247,300	Pacific Industrial Co. Ltd.	5,049,313

500	PALTAC Corp.	15,057

715,800	Panasonic Holdings Corp.	8,957,688

470,200	Penta-Ocean Construction Co. Ltd. (a)	5,194,632

7,600	Raito Kogyo Co. Ltd.	164,537

19,900	Recruit Holdings Co. Ltd. (b)	1,017,810

218,300	Renesas Electronics Corp.	2,574,317

6,100	Rohm Co. Ltd. (a)	81,894

62,800	Rohto Pharmaceutical Co. Ltd.	1,017,308

400	RS Technologies Co. Ltd.	9,314

15,000	Sakai Moving Service Co. Ltd.	274,238

65,000	Sakata INX Corp.	973,747

74,800	San-Ai Obbli Co. Ltd.	1,004,898

13,500	Sankyo Co. Ltd.	233,624

96,700	Sankyu, Inc.	5,227,717

35,900	Sanwa Holdings Corp.	925,850

3,800	SBI Holdings, Inc.	80,130

5,600	SCREEN Holdings Co. Ltd.	461,865

234,600	Sega Sammy Holdings, Inc.	4,031,473

48,000	Seiko Epson Corp.	598,052

315,500	Sekisui Chemical Co. Ltd.	5,376,715

162,400	Sekisui House Ltd.	3,641,666

5,000	Sekisui Jushi Corp.	69,136

1,000	Shibuya Corp.	21,897

31,900	Shinagawa Refra Co. Ltd.	406,582

6,700	Shin-Etsu Polymer Co. Ltd.	83,234

26,100	Shinnihon Corp.	328,809

404,100	Shionogi & Co. Ltd.	6,930,780

224,300	Ship Healthcare Holdings, Inc.	3,721,906

1,100	Shizuoka Gas Co. Ltd. (b)	8,513

1,600	Sinanen Holdings Co. Ltd.	69,791

GMO Implementation Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)

(showing percentage of total net assets)

November 30, 2025 (Unaudited)

Shares	Description	Value ($)

	Japan — continued

23,800	Sojitz Corp.	695,896

16,700	Sony Group Corp. (b)	490,038

135,500	Stanley Electric Co. Ltd.	2,652,797

46,600	Starts Corp., Inc.	1,464,823

162,400	Subaru Corp.	3,627,060

224,500	SUMCO Corp.	1,776,460

64,500	Sumitomo Corp. (b)	2,026,061

169,900	Sumitomo Electric Industries Ltd.	6,694,831

340,500	Sumitomo Forestry Co. Ltd. (a)	3,634,732

210,800	Sumitomo Mitsui Financial Group, Inc.	6,378,488

161,600	Sumitomo Mitsui Trust Group, Inc.	4,694,732

700	Sun Frontier Fudousan Co. Ltd.	10,936

63,500	Suntory Beverage & Food Ltd.	2,009,264

2,900	Suzuken Co. Ltd.	112,783

99,100	Suzuki Motor Corp. (b)	1,549,759

198,100	T&D Holdings, Inc.	4,303,619

19,400	TDK Corp.	318,433

102,100	THK Co. Ltd.	2,617,035

10,400	Toa Corp.	195,094

212,900	Tokai Carbon Co. Ltd.	1,403,003

1,000	Token Corp.	94,098

29,200	Tokyo Gas Co. Ltd. (b)	1,183,495

123,000	Tokyo Steel Manufacturing Co. Ltd.	1,136,436

381,400	Tosei Corp. (a)	4,045,420

136,300	Tosoh Corp.	2,056,571

194,800	TOTO Ltd.	5,099,636

99,000	Towa Corp.	1,362,132

4,600	Towa Pharmaceutical Co. Ltd.	96,134

110,800	Toyo Tire Corp.	3,048,388

66,200	Toyoda Gosei Co. Ltd. (a)	1,514,402

4,900	Toyota Boshoku Corp.	76,036

237,600	Toyota Tsusho Corp. (b)	7,701,243

200	TRE Holdings Corp. (b)	2,115

100	Tsubakimoto Chain Co.	1,446

20,600	Tsugami Corp.	371,804

700	Tsumura & Co. (a)	17,525

8,900	TV Asahi Holdings Corp.	191,266

5,500	Unipres Corp.	42,560

155,300	Valqua Ltd.	4,004,041

4,100	Wacoal Holdings Corp.	130,890

3,000	Warabeya Nichiyo Holdings Co. Ltd.	64,572

72,500	YAMABIKO Corp.	1,258,617

312,600	Yamaha Corp.	2,165,076

707,200	Yamaha Motor Co. Ltd. (a)	5,124,943

23,300	Yamazen Corp.	225,694

26,800	Yellow Hat Ltd.	286,260

119,500	Yokogawa Bridge Holdings Corp.	2,273,625

16,400	Yokohama Rubber Co. Ltd.	651,041

13,800	Yuasa Trading Co. Ltd.	478,950

116,400	Zenkoku Hosho Co. Ltd.	2,362,442

	Total Japan	394,249,725

	Kuwait — 0.0%

87,834	A’ayan Leasing & Investment Co. KSCP	60,382

31,946	Combined Group Contracting Co. SAK	103,246

613,477	Noor Financial Investment Co. KSC	820,130

	Total Kuwait	983,758

	Mexico — 0.4%

245,559	Cemex SAB de CV Sponsored ADR	2,649,582

Shares	Description	Value ($)

	Mexico — continued

51,774	El Puerto de Liverpool SAB de CV – Class C1	284,883

741,087	Gentera SAB de CV	1,729,513

318,870	Grupo Financiero Banorte SAB de CV – Class O	3,040,425

19,685	Unifin Financiera SAB de CV * (d)	—

	Total Mexico	7,704,403

	Netherlands — 1.6%

131,758	ABN AMRO Bank NV	4,464,230

3,347	ASML Holding NV - NY Shares (a) (b)	3,547,820

9,661	Brunel International NV	89,865

9,132	DSM-Firmenich AG	751,134

51,041	EXOR NV	4,300,036

107,928	ING Groep NV	2,798,462

25,670	JDE Peet’s NV	942,918

12,482	Koninklijke Ahold Delhaize NV (b)	516,735

79,133	Koninklijke BAM Groep NV	787,015

2,250	Koninklijke KPN NV	10,308

116,127	NN Group NV	8,427,261

62,382	Prosus NV	3,932,807

36,864	SBM Offshore NV	1,051,514

110,442	Signify NV	2,615,691

	Total Netherlands	34,235,796

	New Zealand — 0.0%

106,452	Meridian Energy Ltd. (b)	344,004

	Norway — 0.9%

14,599	Aker BP ASA	355,705

115,758	Aker Solutions ASA	350,771

48,770	Austevoll Seafood ASA	425,652

17,474	Bakkafrost P/F	802,512

4,703	BW LPG Ltd.	59,750

25,552	DOF Group ASA	237,731

151,723	Elkem ASA	414,253

331,292	Equinor ASA	7,618,328

44,751	Europris ASA	401,440

90,051	Hoegh Autoliners ASA	795,001

96,598	MPC Container Ships ASA	171,309

152,079	Norsk Hydro ASA	1,090,027

39,167	Odfjell Drilling Ltd.	324,571

230,492	Orkla ASA	2,467,469

10,505	Stolt-Nielsen Ltd.	353,383

48,739	Storebrand ASA	758,088

20,816	TGS ASA	179,029

49,874	Var Energi ASA	155,967

68,707	Wallenius Wilhelmsen ASA	620,527

26,223	Yara International ASA	957,824

	Total Norway	18,539,337

	Pakistan — 0.0%

192,017	Oil & Gas Development Co. Ltd.	181,343

	Philippines — 0.0%

1,153,600	LT Group, Inc.	296,223

1,816,024	Megaworld Corp.	62,897

32,700	Robinsons Retail Holdings, Inc.	18,390

	Total Philippines	377,510

GMO Implementation Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)

(showing percentage of total net assets)

November 30, 2025 (Unaudited)

Shares	Description	Value ($)

	Poland — 0.2%

126,086	ORLEN SA	3,246,766

184,913	PGE Polska Grupa Energetyczna SA *	500,126

	Total Poland	3,746,892

	Portugal — 0.2%

1,590,768	Banco Comercial Portugues SA – Class R	1,516,794

72,018	EDP SA	321,515

122,851	Navigator Co. SA (a)	433,614

60,601	NOS SGPS SA	259,359

136,244	REN - Redes Energeticas Nacionais SGPS SA	524,194

440,677	Sonae SGPS SA	759,108

	Total Portugal	3,814,584

	Qatar — 0.0%

153,953	Qatar National Bank QPSC	765,204

	Russia — 0.0%

10,221,010	Alrosa PJSC * (d) (e)	—

376,870,000	Federal Grid Co-Rosseti PJSC * (d) (e)	—

415,363	Gazprom Neft PJSC * (d) (e)	—

4,924,596	Gazprom PJSC * (d) (e)	—

1,279,700	GMK Norilskiy Nickel PAO * (d) (e)	—

18,204,300	Inter RAO UES PJSC * (d) (e)	—

88,304	LSR Group PJSC * (d) (e)	—

4	LSR Group PJSC GDR * (d) (e)	—

192,855	LUKOIL PJSC * (d) (e)	—

5,760,219	Magnitogorsk Iron & Steel Works PJSC * (d) (e)	—

71,800	Mechel PJSC * (d) (e)	—

1,472,470	Moscow Exchange MICEX-RTS PJSC * (d) (e)	—

7,545,000	Mosenergo PJSC * (d) (e)	—

191,960	Novatek PJSC * (d) (e)	—

3,493,400	Novolipetsk Steel PJSC * (d) (e)	—

6,115	PhosAgro PJSC * (d) (e)	—

118	PhosAgro PJSC GDR * (d) (e)	—

255,520	Polyus PJSC * (d) (e)	—

1	Polyus PJSC GDR * (d) (e)	—

49,974,140	RusHydro PJSC * (d) (e)	—

8,073,970	Sberbank of Russia PJSC * (d) (e)	—

7,395	Severstal PAO * (d) (e)	—

261,549	Severstal PAO GDR (Registered) * (d) (e)	—

29,090	SFI PJSC * (d) (e)	—

27,770,670	Surgutneftegas PAO * (d) (e)	—

986,916	Tatneft PJSC * (d) (e)	—

725,480	Unipro PAO * (d) (e)	—

55,470	United Co. RUSAL International PJSC * (d) (e)	—

150,462	VTB Bank PJSC * (d) (e)	—

	Total Russia	—

	Saudi Arabia — 0.2%

12,324	Etihad Etisalat Co.	206,616

103,390	Riyad Bank	711,169

6,055	SABIC Agri-Nutrients Co.	188,241

12,720	Saudi Awwal Bank	103,933

184,015	Saudi National Bank	1,811,142

99,009	Saudi Telecom Co.	1,126,797

	Total Saudi Arabia	4,147,898

Shares	Description	Value ($)

	Singapore — 0.6%

92,400	Bumitama Agri Ltd.	106,264

885,400	ComfortDelGro Corp. Ltd.	984,529

7,106	DBS Group Holdings Ltd.	297,660

122,400	First Real Estate Investment Trust – (REIT)	25,478

188,800	First Resources Ltd.	301,761

767,400	Golden Agri-Resources Ltd.	163,303

186,200	Oversea-Chinese Banking Corp. Ltd.	2,660,097

55,900	Sheng Siong Group Ltd.	117,375

106,800	StarHub Ltd.	93,910

51,500	United Overseas Bank Ltd.	1,351,792

37,600	UOL Group Ltd.	244,474

35,100	Venture Corp. Ltd.	405,160

24,400	Wilmar International Ltd.	61,118

431,700	Yangzijiang Financial Holding Ltd.	156,896

542,600	Yangzijiang Maritime Development Pte. Ltd. *	284,731

2,267,577	Yangzijiang Shipbuilding Holdings Ltd.	5,874,271

	Total Singapore	13,128,819

	South Africa — 0.0%

475,082	Old Mutual Ltd.	387,154

4,805	Valterra Platinum Ltd.	333,687

	Total South Africa	720,841

	South Korea — 2.4%

39,602	Doosan Bobcat, Inc.	1,491,376

30,566	Hana Financial Group, Inc.	1,944,760

23,202	Hankook Tire & Technology Co. Ltd.	970,989

53,911	HMM Co. Ltd.	703,327

34,197	Hyundai Glovis Co. Ltd.	3,830,948

48,716	Hyundai Mobis Co. Ltd.	10,272,444

8,775	Hyundai Motor Co.	1,562,797

89,290	Kia Corp.	6,937,787

25,176	KT&G Corp.	2,494,107

13,999	LG Corp.	752,123

44,808	LG Electronics, Inc.	2,614,923

7,908	POSCO Holdings, Inc. Sponsored ADR	419,757

5,302	ROKIT Healthcare, Inc. *	285,539

55,030	Samsung E&A Co. Ltd.	959,041

150,719	Samsung Electronics Co. Ltd.	10,351,810

246	Samsung Electronics Co. Ltd. GDR (b)	426,762

23,890	Shinhan Financial Group Co. Ltd.	1,276,967

656	SK Hynix, Inc.	237,616

7,494	SK Square Co. Ltd. *	1,530,193

164,928	Woori Financial Group, Inc.	2,987,784

2,205	Youngone Corp.	131,505

	Total South Korea	52,182,555

	Spain — 1.9%

125,892	Acerinox SA	1,780,202

50,569	Atresmedia Corp. de Medios de Comunicacion SA (a)	317,067

771,713	Banco Bilbao Vizcaya Argentaria SA	16,679,526

784,612	Banco Santander SA	8,416,450

83,763	Bankinter SA (a)	1,320,491

58,685	CaixaBank SA	655,300

6,091	CIE Automotive SA	209,780

1,514	Faes Farma SA	8,369

9,538	Iberdrola SA (b)	201,327

GMO Implementation Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)

(showing percentage of total net assets)

November 30, 2025 (Unaudited)

Shares	Description	Value ($)

	Spain — continued

33,195	Indra Sistemas SA (b)	1,775,078

542,560	Mapfre SA (a)	2,512,531

47,480	Prosegur Cia de Seguridad SA (b)	157,861

243,660	Repsol SA	4,514,863

610,029	Unicaja Banco SA	1,791,632

	Total Spain	40,340,477

	Sweden — 0.7%

23,845	AcadeMedia AB (b)	260,300

3,062	Betsson AB – Class B (b)	46,989

18,325	Essity AB – Class B	507,230

28,125	Husqvarna AB – Class B	134,631

2,447	Industrivarden AB – C Shares	102,868

89,217	Investor AB – B Shares (b)	3,037,898

15,590	Peab AB – Class B	131,749

25,804	Skanska AB – B Shares	662,714

16,150	SKF AB – B Shares	423,577

78,594	SSAB AB – B Shares (a)	552,005

41,551	Swedbank AB – A Shares	1,322,326

475,350	Telefonaktiebolaget LM Ericsson – B Shares	4,586,919

101,551	Volvo AB – B Shares (b)	3,046,082

	Total Sweden	14,815,288

	Switzerland — 1.3%

51,529	ABB Ltd. (Registered) (b)	3,708,222

38,964	Adecco Group AG (Registered) (b)	1,089,213

2,161	Implenia AG (Registered)	182,162

3,773	Logitech International SA (Registered)	425,737

4,895	Mobilezone Holding AG (Registered)	74,404

31,441	Nestle SA (Registered) (b)	3,127,133

28,295	Novartis AG (Registered) (b)	3,691,366

23,689	Novartis AG Sponsored ADR (a)	3,089,046

29,346	Roche Holding AG (b) (c)	11,242,548

1,976	Roche Holding AG (c)	786,762

15,780	Sandoz Group AG ADR	1,119,433

392	Swisscom AG (Registered)	281,744

	Total Switzerland	28,817,770

	Taiwan — 3.2%

177,799	Asustek Computer, Inc.	3,412,107

8,039	Bizlink Holding, Inc.	414,083

261,000	Compal Electronics, Inc.	244,635

59,000	Delta Electronics, Inc.	1,758,817

1,408,000	Evergreen Marine Corp. Taiwan Ltd.	8,065,069

546,406	Hon Hai Precision Industry Co. Ltd.	3,937,365

29,000	MediaTek, Inc.	1,292,325

38,000	Pegatron Corp.	87,412

119,000	Phison Electronics Corp.	4,276,676

4,333,566	Pou Chen Corp.	4,233,254

161,263	Radiant Opto-Electronics Corp.	620,062

216,000	Realtek Semiconductor Corp.	3,594,490

680,000	Taiwan Semiconductor Manufacturing Co. Ltd.	31,352,340

156,000	Tripod Technology Corp.	1,525,595

231,000	United Microelectronics Corp.	339,166

47,000	Wan Hai Lines Ltd.	120,893

925,000	Yang Ming Marine Transport Corp.	1,535,418

106,000	YungShin Global Holding Corp.	192,218

370,000	Zhen Ding Technology Holding Ltd.	1,719,893

	Total Taiwan	68,721,818

Shares	Description	Value ($)

	Thailand — 1.1%

348,500	3BB Internet Infrastructure Fund – Class F	66,682

1,199,400	Kasikornbank PCL NVDR	6,955,196

8,931,100	Krung Thai Bank PCL NVDR	7,639,906

31,700	Mega Lifesciences PCL NVDR	31,013

951,400	PTT Exploration & Production PCL NVDR	3,150,139

1,954,900	PTT PCL NVDR	1,868,852

21,700	Regional Container Lines PCL NVDR	17,364

876,900	SCB X PCL NVDR	3,544,813

	Total Thailand	23,273,965

	Turkey — 0.1%

269,478	Turk Hava Yollari AO	1,730,706

	Ukraine — 0.0%

36,516	Kernel Holding SA *	210,805

	United Arab Emirates — 0.3%

481,083	Abu Dhabi Commercial Bank PJSC	1,847,498

63,356	Emaar Development PJSC	253,658

732,595	Emaar Properties PJSC	2,654,291

215,181	Emirates NBD Bank PJSC	1,429,926

222,004	First Abu Dhabi Bank PJSC	957,531

	Total United Arab Emirates	7,142,904

	United Kingdom — 4.3%

180,942	3i Group PLC (b)	7,566,089

195,213	Aberdeen Group PLC	534,815

63,772	Anglo American PLC	2,410,280

23,824	Associated British Foods PLC	674,088

7,500	Berkeley Group Holdings PLC	373,107

652,772	BP PLC (b)	3,920,316

63,321	British American Tobacco PLC Sponsored ADR (a) (b)	3,714,410

4,684,757	BT Group PLC	11,234,411

9,554	Coca-Cola HBC AG	479,316

64,490	Currys PLC	112,505

10,397	DCC PLC (a)	687,964

43,481	Drax Group PLC (b)	427,847

30,601	Evraz PLC * (d) (e)	—

45,792	Ferrexpo PLC *	45,194

675,798	Glencore PLC *	3,230,420

233,088	GSK PLC Sponsored ADR (a)	11,155,592

104,467	GSK PLC (b)	2,485,901

12,278	Halfords Group PLC	22,732

292,692	Harbour Energy PLC	806,749

222,660	HSBC Holdings PLC	3,155,312

1,687	HSBC Holdings PLC Sponsored ADR (a) (b)	120,047

181,174	IG Group Holdings PLC	2,717,967

67,484	Imperial Brands PLC	2,866,767

27,836	International Personal Finance PLC	75,392

988,406	ITV PLC (b)	1,077,816

111,105	J Sainsbury PLC	473,867

11,440	Keller Group PLC	246,241

686,200	Kingfisher PLC (b)	2,778,808

68,000	Lifezone Metals Ltd. *	265,880

12,776	Lion Finance Group PLC	1,516,073

95,465	MONY Group PLC	238,678

GMO Implementation Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)

(showing percentage of total net assets)

November 30, 2025 (Unaudited)

Shares	Description	Value ($)

	United Kingdom — continued

23,013	Morgan Sindall Group PLC	1,447,267

88,656	OSB Group PLC	672,310

45,981	Paragon Banking Group PLC	512,448

46,109	Plus500 Ltd.	1,932,498

105,139	Rio Tinto PLC Sponsored ADR (a)	7,564,751

59,091	Rio Tinto PLC	4,242,871

111,010	Schroders PLC	570,567

65,506	Shell PLC (b)	2,407,405

6,542	Shell PLC ADR (b)	482,603

5,359	TBC Bank Group PLC	289,408

17,213	Vesuvius PLC	87,170

574,429	Vodafone Group PLC Sponsored ADR	7,163,130

110,655	Vodafone Group PLC	137,803

80,576	Zigup PLC	366,626

	Total United Kingdom	93,291,441

	United States — 15.9%

3,395	A.O. Smith Corp. (a)	224,002

7,780	Academy Sports & Outdoors, Inc. (a)	375,385

7,506	Adobe, Inc. * (b)	2,402,896

4,400	Advanced Drainage Systems, Inc. (a)	670,472

23,298	Aemetis, Inc. *	40,306

1,367	Affiliated Managers Group, Inc.	367,491

8,924	Aflac, Inc. (b)	984,406

9,000	AGCO Corp.	953,640

41,323	Akamai Technologies, Inc. * (b)	3,699,235

24,400	Albemarle Corp. (a)	3,171,756

61,271	Albertsons Cos., Inc. – Class A (a)	1,123,097

2,164	Align Technology, Inc. *	318,519

6,638	Allstate Corp. (a)	1,413,761

9,185	Alphabet, Inc. – Class A (a)	2,940,853

2,957	Alphabet, Inc. – Class C (a)	946,595

7,461	Altria Group, Inc. (a)	440,274

46,893	Ameresco, Inc. – Class A * (a)	1,627,656

2,599	American Express Co. (b)	949,337

2,321	American International Group, Inc. (b)	176,767

10,897	Annaly Capital Management, Inc. – (REIT)	248,452

3,160	Applied Materials, Inc. (b)	797,110

2,998	Aptiv PLC * (a)	232,495

18,591	Arch Capital Group Ltd. * (b)	1,746,067

6,683	Archer-Daniels-Midland Co. (a)	405,925

157,890	Array Technologies, Inc. * (a)	1,185,754

5,093	Arrow Electronics, Inc. * (a)	550,095

54,564	AT&T, Inc. (b)	1,419,755

2,607	AutoNation, Inc. * (b)	550,833

14,550	Avnet, Inc.	691,271

114,925	Bank of America Corp. (b)	6,165,726

2,510	Bank of New York Mellon Corp. (b)	281,371

7,962	Bath & Body Works, Inc. (a)	138,618

14,071	Best Buy Co., Inc. (b)	1,115,549

12,458	Blue Owl Capital Corp.	164,072

6,164	BorgWarner, Inc.	265,422

6,118	Bread Financial Holdings, Inc.	414,372

108,954	Bristol-Myers Squibb Co.	5,360,537

20,954	Builders FirstSource, Inc. * (a)	2,351,667

6,420	Bunge Global SA (a)	616,769

58,000	California Resources Corp.	2,771,240

22,708	Capital One Financial Corp. (a) (b)	4,974,642

2,229	Carrier Global Corp. (a)	122,328

6,574	CBRE Group, Inc. – Class A * (a) (b)	1,063,870

Shares	Description	Value ($)

	United States — continued

51,402	Centene Corp. *	2,022,155

1,532	CF Industries Holdings, Inc. (a)	120,568

18,279	Chevron Corp. (a) (b)	2,762,505

4,329	Chubb Ltd. (b)	1,282,163

18,002	Cigna Group (a) (b)	4,991,595

47,583	Cisco Systems, Inc. (a)	3,661,036

56,326	Citigroup, Inc. (b)	5,835,374

29,000	Civitas Resources, Inc.	851,730

211,141	Clean Energy Fuels Corp. *	460,287

234,157	CNH Industrial NV	2,208,101

1,524	Coca-Cola Co. (b)	111,435

57,701	Cognizant Technology Solutions Corp. – Class A (a) (b)	4,483,945

2,553	Colgate-Palmolive Co. (a) (b)	205,236

192,386	Comcast Corp. – Class A (a)	5,134,782

4,906	Commercial Metals Co. (a)	312,905

3,855	Concentrix Corp. (a)	139,590

37,169	ConocoPhillips (a) (b)	3,296,519

12,800	Corteva, Inc.	863,616

7,193	Coterra Energy, Inc. (a)	193,060

31,700	Crescent Energy Co. – Class A (a)	298,931

1,162	CRH PLC (a)	139,394

7,124	Crocs, Inc. * (a)	605,398

3,270	CSX Corp. (a)	115,627

7,683	Cummins, Inc. (b)	3,825,980

71,892	CVS Health Corp. (b)	5,777,241

102,900	Darling Ingredients, Inc. *	3,767,169

11,703	Deckers Outdoor Corp. * (a)	1,030,215

440	Deere & Co. (a) (b)	204,376

30,889	Delta Air Lines, Inc. (a)	1,979,985

55,432	Devon Energy Corp.	2,054,310

3,218	Dollar General Corp. (a)	352,339

25,046	DR Horton, Inc. (a)	3,982,564

57,560	eBay, Inc. (a)	4,765,392

4,631	Edwards Lifesciences Corp. * (b)	401,369

636	Electronic Arts, Inc. (b)	128,491

12,897	Elevance Health, Inc. (b)	4,362,539

1,379	EnerSys	197,349

2,873	Enova International, Inc. *	376,622

32,690	EOG Resources, Inc. (a)	3,525,616

5,332	Everest Group Ltd.	1,675,794

2,236	Exelon Corp. (a)	105,360

11,400	Expand Energy Corp. (a)	1,390,002

12,036	Expedia Group, Inc. (a) (b)	3,077,485

39,273	Exxon Mobil Corp. (a) (b)	4,552,526

3,328	Federated Hermes, Inc. (a)	166,966

6,677	FedEx Corp. (b)	1,840,715

4,979	Fifth Third Bancorp (a)	216,387

3,500	First Solar, Inc. * (a)	955,220

352,969	Ford Motor Co. (a)	4,687,428

6,114	Fox Corp. – Class A (a)	400,467

28,169	Fox Corp. – Class B (b)	1,641,126

10,280	Franklin Resources, Inc. (a)	232,225

25,700	Freeport-McMoRan, Inc. (a)	1,104,586

201,500	GCI Liberty, Inc. * (a) (d)	—

43,183	GE HealthCare Technologies, Inc. (a) (b)	3,454,208

23,853	General Mills, Inc. (a)	1,129,440

76,918	General Motors Co. (a)	5,655,011

5,423	Genpact Ltd. (b)	238,937

9,789	Gilead Sciences, Inc. (b)	1,231,848

1,456	Goldman Sachs Group, Inc. (a) (b)	1,202,714

GMO Implementation Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)

(showing percentage of total net assets)

November 30, 2025 (Unaudited)

Shares	Description	Value ($)

	United States — continued

105,014	Green Plains, Inc. *	1,084,795

1,218	Group 1 Automotive, Inc.	488,467

4,600	Gulfport Energy Corp. *	1,023,454

24,534	H&R Block, Inc. (b)	1,033,372

10,490	Hartford Insurance Group, Inc. (a) (b)	1,437,445

11,500	Helmerich & Payne, Inc. (a)	320,850

192,886	Hewlett Packard Enterprise Co. (a)	4,218,417

1,857	Honeywell International, Inc. (a) (b)	356,897

142,305	HP, Inc.	3,475,088

3,630	Humana, Inc. (a)	892,145

16,115	Huntington Bancshares, Inc.	262,675

32,808	Incyte Corp. *	3,427,124

100,394	Intel Corp. * (b)	4,071,981

7,723	International Business Machines Corp. (b)	2,383,163

16,758	Invesco Ltd.	409,733

7,896	Janus Henderson Group PLC	345,134

21,798	Johnson & Johnson (a) (b)	4,510,442

8,301	JPMorgan Chase & Co. (b)	2,598,877

9,098	KB Home	585,274

30,917	Kenvue, Inc.	536,410

12,905	Keurig Dr. Pepper, Inc.	360,050

4,226	Kimberly-Clark Corp. (a) (b)	461,141

27,982	Kinder Morgan, Inc. (a) (b)	764,468

1,962,940	Kosmos Energy Ltd. * (a)	2,198,493

114,778	Kraft Heinz Co.	2,927,987

16,308	Kroger Co. (b)	1,097,202

5,774	Lear Corp. (a)	619,897

822	Leidos Holdings, Inc. (b)	157,084

27,785	Lennar Corp. – Class A (a)	3,648,170

11,500	Liberty Energy, Inc. (a)	204,470

6,644	LKQ Corp. (b)	197,260

4,415	Lululemon Athletica, Inc. *	813,155

65,723	LyondellBasell Industries NV – Class A (a)	3,219,770

2,942	M&T Bank Corp.	559,627

805	M/I Homes, Inc. *	110,760

23,456	Macy’s, Inc.	524,476

693	Marathon Petroleum Corp. (a)	134,255

18,183	Match Group, Inc. (b)	605,676

7,496	Mattel, Inc. * (a)	158,316

3,749	Medtronic PLC (b)	394,882

71,585	Merck & Co., Inc.	7,504,256

4,199	Meritage Homes Corp.	306,863

9,373	Meta Platforms, Inc. – Class A (b)	6,073,235

6,043	MetLife, Inc. (b)	462,652

29,663	MGIC Investment Corp.	840,946

5,555	Micron Technology, Inc. (b)	1,313,646

1,102	Mohawk Industries, Inc. *	127,722

7,541	Molina Healthcare, Inc. * (a)	1,118,029

60,675	Molson Coors Beverage Co. – Class B (a)	2,821,994

11,654	Mondelez International, Inc. – Class A (a)	670,921

2,759	Morgan Stanley (b)	468,092

8,692	Mosaic Co.	212,867

2,074	Mueller Industries, Inc. (a)	227,870

190	NewMarket Corp.	145,071

7,900	Nextpower, Inc. – Class A * (a)	723,798

1,491	Northrop Grumman Corp. (a)	853,225

27,044	Nucor Corp. (a)	4,313,248

1,439	NXP Semiconductors NV (a)	280,519

3,447	Old Republic International Corp.	158,907

23,398	Omnicom Group, Inc. (a) (b)	1,675,765

56,627	ON Semiconductor Corp. * (b)	2,844,940

Shares	Description	Value ($)

	United States — continued

49,468	Organon & Co. (a)	381,398

4,393	Oshkosh Corp. (a)	563,095

3,380	Ovintiv, Inc. (a)	138,445

1,183	Owens Corning (a)	133,963

31,946	PACCAR, Inc.	3,367,747

68,724	PayPal Holdings, Inc. (b)	4,308,308

8,576	PepsiCo, Inc. (b)	1,275,594

6,714	Perdoceo Education Corp. (a) (b)	187,723

232,587	Pfizer, Inc. (b)	5,986,789

34,207	Pinterest, Inc. – Class A * (b)	893,487

6,565	PNC Financial Services Group, Inc. (b)	1,252,077

3,600	PotlatchDeltic Corp. – (REIT) (a)	144,864

2,781	PPG Industries, Inc. (a)	278,211

4,391	Procter & Gamble Co. (a) (b)	650,571

6,871	Progressive Corp. (b)	1,572,016

28,051	PulteGroup, Inc.	3,567,807

5,030	PVH Corp. (a)	426,343

34,470	QUALCOMM, Inc. (a) (b)	5,794,062

23,862	Radian Group, Inc.	848,294

6,572	Regeneron Pharmaceuticals, Inc.	5,127,409

23,423	Regions Financial Corp. (a)	596,115

10,423	Sealed Air Corp. (a)	447,668

3,790	Signet Jewelers Ltd.	379,606

7,043	Sixth Street Specialty Lending, Inc.	153,678

13,204	SLM Corp.	386,877

17,400	SM Energy Co.	331,470

46,400	SolarEdge Technologies, Inc. * (a)	1,694,992

36,724	Solventum Corp. * (a)	3,131,088

18,138	State Street Corp. (b)	2,158,785

16,457	Steel Dynamics, Inc. (a)	2,761,978

4,041	Steven Madden Ltd. (a)	168,833

105,301	Sunrun, Inc. * (a)	2,132,345

54,414	Synchrony Financial (b)	4,209,467

30,838	T. Rowe Price Group, Inc. (a)	3,157,194

48,152	Target Corp. (a) (b)	4,363,534

7,477	Textron, Inc.	621,787

1,803	Timken Co. (a)	146,746

2,899	Travelers Cos., Inc. (b)	849,001

6,002	Tri Pointe Homes, Inc. *	204,788

160,204	TRU Taj LLC/TRU Taj Finance, Inc. * (d)	—

10,411	Truist Financial Corp. (a)	484,112

4,507	Tyson Foods, Inc. – Class A (a)	261,631

92,372	U.S. Bancorp	4,530,847

27,875	United Airlines Holdings, Inc. *	2,842,135

43,467	United Parcel Service, Inc. – Class B (a) (b)	4,163,704

5,121	Universal Health Services, Inc. – Class B	1,247,629

700	Valmont Industries, Inc. (a)	289,079

147,533	Verizon Communications, Inc. (b)	6,065,082

23,781	VICI Properties, Inc. – (REIT)	685,368

3,811	Vontier Corp.	138,263

7,635	Wells Fargo & Co. (b)	655,465

32,152	Western Union Co. (a)	282,616

16,400	Weyerhaeuser Co. – (REIT) (a)	364,244

4,932	YETI Holdings, Inc. * (a)	204,579

40,933	Zoom Communications, Inc. * (b)	3,477,668

	Total United States	344,496,367

	Vietnam — 0.0%

202,400	An Binh CJSB *	110,574

3,400	Binh Minh Plastics JSC	20,381

237,100	Quang Ngai Sugar JSC	394,889

GMO Implementation Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)

(showing percentage of total net assets)

November 30, 2025 (Unaudited)

Shares	Description	Value ($)

	Vietnam — continued

195,500	Vietnam Engine & Agricultural Machinery Corp.	262,561

	Total Vietnam	788,405

	TOTAL COMMON STOCKS (COST $1,630,083,148)	1,598,634,888

	PREFERRED STOCKS (f) —1.3%

	Brazil — 0.6%

1,067,800	Banco Bradesco SA ADR	3,950,860

759,300	Bradespar SA	2,763,884

1,843,350	Cia Energetica de Minas Gerais	3,971,360

30	Itau Unibanco Holding SA	234

10	Itau Unibanco Holding SA Sponsored ADR	78

75,900	Itausa SA	175,323

453,800	Petroleo Brasileiro SA - Petrobras	2,702,643

	Total Brazil	13,564,382

	Chile — 0.1%

32,800	Sociedad Quimica y Minera de Chile SA Sponsored ADR*	2,109,696

	Colombia — 0.1%

29,263	Grupo Cibest SA ADR	1,845,325

	Germany — 0.4%

16,387	Bayerische Motoren Werke AG	1,546,391

20,273	Henkel AG & Co. KGaA	1,635,172

187	Jungheinrich AG	7,509

46,887	Volkswagen AG	5,359,948

	Total Germany	8,549,020

	Russia — 0.0%

15,222	Bashneft PJSC * (d) (e)	—

79,750	Nizhnekamskneftekhim PJSC * (d) (e)	—

49,530	Sberbank of Russia PJSC * (d) (e)	—

20,862,000	Surgutneftegas PAO * (d) (e)	—

12,313	Tatneft PJSC * (d) (e)	—

33,700	Transneft PJSC * (d) (e)	—

	Total Russia	—

	South Korea — 0.1%

33,261	Samsung Electronics Co. Ltd.	1,701,069

114	Samsung Electronics Co. Ltd. GDR	146,274

	Total South Korea	1,847,343

	United States — 0.0%

1,288,200	NII Holdings, Inc. * (g)	450,870

	TOTAL PREFERRED STOCKS (COST $44,305,315)	28,366,636

	RIGHTS/WARRANTS — 0.1%

	Canada — 0.1%

724,783	Resolute Forest Products, Inc. * (g)	1,087,174

Shares / Par Value†	Description	Value ($)

	United States — 0.0%

197,320	Walgreens Boots Alliance, Inc. * (g)	98,660

	TOTAL RIGHTS/WARRANTS (COST $1,127,212)	1,185,834

	INVESTMENT FUNDS — 0.4%

	United States — 0.4%

1,799,747	GMO U.S. Treasury Fund, Class VI (h) (i)	9,016,732

	TOTAL INVESTMENT FUNDS (COST $9,016,732)	9,016,732

	DEBT OBLIGATIONS — 23.1%

	United States — 23.1%

	U.S. Government — 23.1%

1,135,000	U.S. Treasury Floating Rate Notes, Variable Rate, 3 mo. Treasury money market yield + 0.10%, 3.88%, due 01/31/27	1,134,003

398,595,000	U.S. Treasury Floating Rate Notes, Variable Rate, 3 mo. Treasury money market yield + 0.16%, 3.94%, due 04/30/27 (b)	398,485,785

100,000,000	U.S. Treasury Floating Rate Notes, Variable Rate, 3 mo. Treasury money market yield + 0.16%, 3.94%, due 07/31/27 (b)	99,969,461

	Total U.S. Government	499,589,249

	Total United States	499,589,249

	TOTAL DEBT OBLIGATIONS (COST $499,797,837)	499,589,249

	SHORT-TERM INVESTMENTS — 17.8%

	Money Market Funds — 0.5%

10,706,331	State Street Institutional Treasury Money Market Fund – Premier Class, 3.88% (j)	10,706,331

	Repurchase Agreements — 17.3%

375,028,238	Daiwa Capital Markets America, Inc. Repurchase Agreement, dated 11/28/25, maturing on 12/01/25 with a maturity value of $375,154,810 and an effective yield of 4.05%, collateralized by a U.S. Treasury Note with maturity date 05/31/30 and a market value of $375,244,550.	375,028,238

	TOTAL SHORT-TERM INVESTMENTS (COST $385,734,569)	385,734,569

	TOTAL INVESTMENTS — 116.5% (Cost $2,570,064,813)	2,522,527,908

	SECURITIES SOLD SHORT — (16.4)%

	Common Stocks — (16.3)%

	Australia — (0.6)%

(38,932)	CAR Group Ltd.	(887,361)

(2,942)	Cochlear Ltd.	(537,666)

(258,589)	Lottery Corp. Ltd.	(926,339)

(14,487)	Pro Medicus Ltd.	(2,533,216)

GMO Implementation Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)

(showing percentage of total net assets)

November 30, 2025 (Unaudited)

Shares	Description	Value ($)

	Common Stocks — continued

	Australia — continued

(8,450)	REA Group Ltd.	(1,085,262)

(1,029,397)	Sigma Healthcare Ltd.	(1,941,759)

(64,016)	WiseTech Global Ltd.	(3,065,818)

(32,165)	Xero Ltd. *	(2,581,124)

	Total Australia	(13,558,545)

	Belgium — (0.0)%

(80)	Lotus Bakeries NV	(718,859)

	Brazil — (0.2)%

(214,355)	NU Holdings Ltd. – Class A *	(3,727,634)

	Canada — (0.8)%

(5,556)	Agnico Eagle Mines Ltd.	(969,133)

(79,100)	AltaGas Ltd.	(2,440,726)

(19,550)	Brookfield Renewable Corp.	(811,130)

(20,295)	Cameco Corp. *	(1,796,311)

(37,204)	Enbridge, Inc.	(1,814,811)

(8,460)	Franco-Nevada Corp.	(1,775,246)

(30,841)	GFL Environmental, Inc.	(1,402,340)

(47,679)	Pan American Silver Corp.	(2,177,500)

(44,258)	Pembina Pipeline Corp.	(1,725,619)

(27,202)	Restaurant Brands International, Inc.	(1,969,153)

	Total Canada	(16,881,969)

	Chile — (0.1)%

(29,805)	Latam Airlines Group SA ADR	(1,437,495)

	China — (0.1)%

(244,161)	NIO, Inc. ADR *	(1,342,886)

(35,380)	XPeng, Inc. ADR *	(772,345)

	Total China	(2,115,231)

	Denmark — (0.2)%

(28,907)	Coloplast AS – Class B	(2,610,364)

(3,543)	Novonesis Novozymes A/S – Class B	(221,159)

(71,786)	Tryg AS	(1,778,199)

	Total Denmark	(4,609,722)

	France — (0.3)%

(13,475)	Aeroports de Paris SA	(1,976,278)

(105,624)	Getlink SE	(1,910,505)

(1,080)	Hermes International SCA	(2,635,571)

	Total France	(6,522,354)

	Germany — (0.6)%

(502)	adidas AG	(93,502)

(5,342)	CTS Eventim AG & Co. KGaA	(523,059)

(65,251)	Delivery Hero SE *	(1,521,349)

(16,320)	Hensoldt AG	(1,294,915)

(7,272)	MTU Aero Engines AG	(2,975,394)

(715)	Nemetschek SE	(79,906)

(1,175)	Qiagen NV	(56,088)

(1,050)	Rheinmetall AG	(1,795,908)

(16,799)	Siemens Energy AG *	(2,249,423)

(15,394)	Talanx AG	(2,000,320)

Shares	Description	Value ($)

	Germany — continued

(29,817)	Vonovia SE	(902,654)

	Total Germany	(13,492,518)

	Israel — (0.2)%

(11,269)	Monday.com Ltd. *	(1,621,158)

(34,925)	Wix.com Ltd. *	(3,342,672)

	Total Israel	(4,963,830)

	Italy — (0.4)%

(9,755)	Ferrari NV	(3,831,985)

(127,018)	FinecoBank Banca Fineco SpA	(3,124,394)

(199,966)	Infrastrutture Wireless Italiane SpA	(1,831,286)

	Total Italy	(8,787,665)

	Japan — (1.7)%

(15,000)	Advantest Corp.	(1,995,908)

(191,700)	Aeon Co. Ltd.	(3,470,880)

(39,400)	ANA Holdings, Inc.	(743,400)

(79,100)	Asics Corp.	(1,894,666)

(10,400)	Disco Corp.	(2,900,260)

(4,700)	FANUC Corp.	(150,644)

(12,300)	Fujikura Ltd.	(1,423,456)

(79,500)	IHI Corp.	(1,418,643)

(212,800)	Japan Exchange Group, Inc.	(2,431,621)

(56,100)	Kobe Bussan Co. Ltd.	(1,363,576)

(105,200)	MonotaRO Co. Ltd.	(1,541,453)

(198,100)	Oriental Land Co. Ltd.	(3,810,557)

(500,700)	Rakuten Group, Inc. *	(3,064,413)

(59,000)	Sanrio Co. Ltd.	(2,113,751)

(83,800)	Shiseido Co. Ltd.	(1,192,892)

(2,027,100)	SoftBank Corp.	(2,900,208)

(13,500)	SoftBank Group Corp.	(1,452,072)

(285,600)	Sony Financial Group, Inc. *	(270,233)

(26,500)	Zensho Holdings Co. Ltd.	(1,596,794)

(24,200)	ZOZO, Inc.	(208,470)

	Total Japan	(35,943,897)

	Netherlands — (0.4)%

(880)	Adyen NV *	(1,375,405)

(106)	ASM International NV	(58,637)

(17,599)	BE Semiconductor Industries NV	(2,665,720)

(75,797)	CVC Capital Partners PLC	(1,251,828)

(72,080)	InPost SA *	(846,367)

(111,288)	Universal Music Group NV	(2,859,845)

	Total Netherlands	(9,057,802)

	Norway — (0.2)%

(104,708)	Kongsberg Gruppen ASA	(2,480,841)

(21,564)	Salmar ASA	(1,261,765)

	Total Norway	(3,742,606)

	Peru — (0.2)%

(25,815)	Southern Copper Corp.	(3,479,288)

	Singapore — (0.2)%

(446,900)	CapitaLand Investment Ltd.	(915,345)

(595,811)	Grab Holdings Ltd. – Class A *	(3,247,170)

GMO Implementation Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)

(showing percentage of total net assets)

November 30, 2025 (Unaudited)

Shares	Description	Value ($)

	Singapore — continued

(1,000)	Singapore Airlines Ltd.	(5,012)

	Total Singapore	(4,167,527)

	South Africa — (0.0)%

(8,518)	Sibanye Stillwater Ltd. ADR*	(113,545)

	Spain — (0.3)%

(73,741)	Cellnex Telecom SA *	(2,214,605)

(54,901)	Ferrovial SE	(3,600,637)

	Total Spain	(5,815,242)

	Sweden — (0.3)%

(35,697)	Beijer Ref AB	(569,003)

(86,022)	EQT AB	(2,979,970)

(20,035)	Saab AB – Class B	(1,010,423)

(4,016)	Spotify Technology SA *	(2,405,062)

	Total Sweden	(6,964,458)

	Switzerland — (0.2)%

(34,117)	Avolta AG	(1,880,481)

(46)	Chocoladefabriken Lindt & Spruengli AG	(677,229)

(2,482)	Partners Group Holding AG	(2,946,200)

	Total Switzerland	(5,503,910)

	United Kingdom — (0.9)%

(21,826)	Antofagasta PLC	(798,057)

(83,212)	Entain PLC	(857,133)

(247,614)	Informa PLC	(3,148,689)

(24,767)	InterContinental Hotels Group PLC	(3,288,005)

(20,207)	London Stock Exchange Group PLC	(2,380,235)

(7,743)	M&G PLC	(27,899)

(203,778)	Melrose Industries PLC	(1,607,381)

(206,384)	Phoenix Group Holdings PLC	(1,902,682)

(126,483)	Rolls-Royce Holdings PLC	(1,785,214)

(62,289)	Severn Trent PLC	(2,323,371)

(2,200)	United Utilities Group PLC	(36,028)

(183,222)	Wise PLC – Class A *	(2,144,052)

	Total United Kingdom	(20,298,746)

	United States — (8.4)%

(13,879)	AbbVie, Inc.	(3,160,248)

(45,348)	Affirm Holdings, Inc. *	(3,217,441)

(5,704)	Alnylam Pharmaceuticals, Inc. *	(2,573,816)

(6,027)	Analog Devices, Inc.	(1,599,204)

(3,220)	AppLovin Corp. – Class A *	(1,930,326)

(11,271)	Arthur J Gallagher & Co.	(2,790,925)

(5,593)	Axon Enterprise, Inc. *	(3,021,003)

(15,440)	Bentley Systems, Inc. – Class B	(647,862)

(16,246)	Boeing Co. *	(3,070,494)

(13,128)	Burlington Stores, Inc. *	(3,311,275)

(6,131)	Carvana Co. *	(2,296,060)

(14,205)	Cintas Corp.	(2,642,414)

(9,796)	Cloudflare, Inc. – Class A *	(1,961,257)

(3,179)	Constellation Energy Corp.	(1,158,300)

(993)	CoStar Group, Inc. *	(68,318)

(14,748)	DoorDash, Inc. – Class A *	(2,925,561)

(138,458)	DraftKings, Inc. – Class A *	(4,591,267)

(612)	Ecolab, Inc.	(168,398)

Shares	Description	Value ($)

	United States — continued

(52,834)	EQT Corp.	(3,215,477)

(6,732)	Erie Indemnity Co. – Class A	(1,989,239)

(2,373)	Fair Isaac Corp. *	(4,285,235)

(73,151)	Fastenal Co.	(2,955,300)

(59,703)	Fidelity National Information Services, Inc.	(3,926,666)

(7,289)	Flutter Entertainment PLC *	(1,517,020)

(2,007)	GE Vernova, Inc.	(1,203,738)

(249)	HEICO Corp.	(78,911)

(10,954)	HubSpot, Inc. *	(4,023,623)

(28,013)	Hyatt Hotels Corp. – Class A	(4,605,057)

(3)	IDEXX Laboratories, Inc. *	(2,259)

(9,103)	Insulet Corp. *	(2,978,411)

(31,218)	Liberty Media Corp.-Liberty Formula One – Class C *	(2,996,304)

(6,932)	Linde PLC	(2,844,338)

(22,349)	Live Nation Entertainment, Inc. *	(2,937,776)

(40,231)	Marvell Technology, Inc.	(3,596,651)

(4,091)	Mastercard, Inc. – Class A	(2,252,218)

(1,404)	McKesson Corp.	(1,237,092)

(839)	MercadoLibre, Inc. *	(1,738,223)

(40,577)	Microchip Technology, Inc.	(2,174,116)

(9,807)	MongoDB, Inc. *	(3,259,553)

(2,311)	Moody’s Corp.	(1,134,193)

(4,584)	Motorola Solutions, Inc.	(1,694,613)

(6,759)	MSCI, Inc.	(3,810,183)

(15,190)	Natera, Inc. *	(3,627,524)

(37,106)	Okta, Inc. *	(2,980,725)

(56,171)	ONEOK, Inc.	(4,090,372)

(4,517)	O’Reilly Automotive, Inc. *	(459,379)

(44,204)	Otis Worldwide Corp.	(3,927,525)

(10,287)	Palantir Technologies, Inc. – Class A *	(1,732,845)

(6,821)	Palo Alto Networks, Inc. *	(1,296,877)

(23,597)	Paychex, Inc.	(2,635,549)

(6,120)	Pure Storage, Inc. – Class A *	(544,435)

(202,733)	Rivian Automotive, Inc. – Class A *	(3,418,078)

(12,530)	Robinhood Markets, Inc. – Class A *	(1,609,980)

(16,387)	ROBLOX Corp. – Class A *	(1,557,257)

(37,067)	Rocket Lab Corp. *	(1,562,003)

(50,339)	Rollins, Inc.	(3,094,842)

(1,081)	RTX Corp.	(189,078)

(92,778)	Samsara, Inc. – Class A *	(3,528,347)

(4,785)	ServiceNow, Inc. *	(3,887,382)

(12,475)	Snowflake, Inc. *	(3,134,219)

(73,804)	SoFi Technologies, Inc. *	(2,193,455)

(9,868)	Starbucks Corp.	(859,601)

(1,338)	STERIS PLC	(356,283)

(11,794)	Take-Two Interactive Software, Inc. *	(2,902,150)

(7,530)	Tesla, Inc. *	(3,239,180)

(4,234)	Texas Pacific Land Corp.	(3,659,404)

(30,988)	Toast, Inc. – Class A *	(1,059,480)

(540)	TransDigm Group, Inc.	(734,492)

(5,638)	Tyler Technologies, Inc. *	(2,647,718)

(17,317)	Vistra Corp.	(3,097,319)

(10,555)	Waste Connections, Inc.	(1,863,485)

(10,279)	Watsco, Inc.	(3,560,646)

(8,451)	Western Digital Corp.	(1,380,302)

(51,998)	Williams Cos., Inc.	(3,168,238)

(39,700)	Zillow Group, Inc. – Class C *	(2,952,886)

(9,973)	Zscaler, Inc. *	(2,508,210)

	Total United States	(181,049,631)

	TOTAL COMMON STOCKS (PROCEEDS $275,411,876)	(352,952,474)

GMO Implementation Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)

(showing percentage of total net assets)

November 30, 2025 (Unaudited)

Shares	Description	Value ($)

	PREFERRED STOCKS (f) — (0.1)%

	Germany — (0.1)%

(8,489)	Sartorius AG	(2,475,925)

	TOTAL PREFERRED STOCKS (PROCEEDS $2,496,452)	(2,475,925)

	TOTAL SECURITIES SOLD SHORT (PROCEEDS $277,908,328)	(355,428,399)

	Other Assets and Liabilities (net) — (0.1)%	(1,654,520)

	TOTAL NET ASSETS — 100.0%	$2,165,444,989

Additional information on each restricted security is as follows:

Issuer Description	Acquisition Date	Acquisition Cost	Value as a Percentage of Fund’s Net Assets	Value as of November 30, 2025

Alrosa PJSC	12/06/17	$15,372,968	0.0%	$—

Bashneft PJSC	03/29/18	444,288	0.0%	—

Evraz PLC	10/21/21	259,269	0.0%	—

Federal Grid Co-Rosseti PJSC	10/08/19	1,057,715	0.0%	—

Gazprom Neft PJSC	10/12/21	2,944,094	0.0%	—

Gazprom PJSC	08/10/20	17,682,067	0.0%	—

GMK Norilskiy Nickel PAO	02/11/20	4,352,696	0.0%	—

Inter RAO UES PJSC	01/13/20	1,798,790	0.0%	—

LSR Group PJSC	11/30/18	882,290	0.0%	—

LSR Group PJSC GDR	09/07/20	8	0.0%	—

LUKOIL PJSC	01/09/20	18,997,557	0.0%	—

Magnitogorsk Iron & Steel Works PJSC	10/11/17	4,815,566	0.0%	—

Mechel PJSC	11/12/21	133,558	0.0%	—

Moscow Exchange MICEX-RTS PJSC	10/20/17	3,091,486	0.0%	—

Mosenergo PJSC	11/19/21	224,074	0.0%	—

Nizhnekamskneftekhim PJSC	03/24/20	79,541	0.0%	—

Novatek PJSC	10/21/21	2,148,138	0.0%	—

Novolipetsk Steel PJSC	02/13/18	9,617,214	0.0%	—

PhosAgro PJSC	08/15/22	434,931	0.0%	—

PhosAgro PJSC GDR	10/15/21	2,792	0.0%	—

Polyus PJSC	07/27/20	5,699,094	0.0%	—

Polyus PJSC GDR	02/24/23	0	0.0%	—

RusHydro PJSC	05/06/21	538,627	0.0%	—

Sberbank of Russia PJSC	07/10/19	29,636,901	0.0%	—

Sberbank of Russia PJSC	01/10/22	183,324	0.0%	—

Severstal PAO	02/02/21	126,124	0.0%	—

Severstal PAO GDR (Registered)	10/23/17	5,003,828	0.0%	—

SFI PJSC	09/11/18	318,293	0.0%	—

Surgutneftegas PAO	07/20/17	12,778,800	0.0%	—

GMO Implementation Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)

November 30, 2025 (Unaudited)

Issuer Description — (Continued)	Acquisition Date	Acquisition Cost	Value as a Percentage of Fund’s Net Assets	Valueasof November 30, 2025

Surgutneftegas PAO	11/02/18	$12,687,089	0.0%	$—

Tatneft PJSC	11/02/18	8,698,468	0.0%	—

Tatneft PJSC	12/15/21	71,965	0.0%	—

Transneft PJSC	08/12/21	683,438	0.0%	—

Unipro PAO	12/18/19	32,903	0.0%	—

United Co. RUSAL International PJSC	11/12/21	56,186	0.0%	—

VTB Bank PJSC	01/09/20	587,690	0.0%	—

				$—

A summary of outstanding financial instruments at November 30, 2025 is as follows:

Futures Contracts

Number of Contracts +	Type	Expiration Date	Notional Amount ($)	Value/Net Unrealized Appreciation (Depreciation) ($)
Buys
93	MSCI Emerging Market	December 2025	6,405,840	(15,249)
1,836	U.S. Treasury Note 10 Yr. (CBT)	March 2026	208,099,125	772,139
1,043	U.S. Treasury Note 2 Yr. (CBT)	March 2026	217,840,329	80,265
3,487	U.S. Treasury Note 5 Yr. (CBT)	March 2026	382,752,734	867,670
1,167	U.S. Treasury Ultra 10 Yr. (CBT)	March 2026	135,609,047	819,007
112	U.S. Ultra Bond (CBT)	March 2026	13,545,000	108,335

			$964,252,075	$2,632,167

+	Buys - Fund is long the futures contract.
Sales - Fund is short the futures contract.

Swap Contracts

Centrally Cleared Credit Default Swaps

Reference Entity	Notional Amount		Annual Premium	Implied Credit Spread (1)	Maximum Potential Amount of Future Payments by the Fund Under the Contract (2)	Expiration Date	Periodic Payment Frequency	Premiums Paid/ (Received) ($)	Value ($)	Net Unrealized Appreciation/ (Depreciation) ($)
Buy Protection^:
CDX.NA.HY.S45	USD	25,000,000	5.00%	3.23%	N/A	12/20/2030	Quarterly	$(1,917,575)	$(1,861,700)	$55,875

^

Buy Protection - Fund pays a premium and buys credit protection. If a credit event occurs the Fund will, depending on the terms of the particular swap contract, either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

GMO Implementation Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)

November 30, 2025 (Unaudited)

Swap Contracts — continued

Sell Protection - Fund receives a premium and sells credit protection. If a credit event occurs the Fund will, depending on the terms of the particular swap contract, either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(1)

As of November 30, 2025, implied credit spreads in absolute terms, calculated using a model, and utilized in determining the market value of credit default swap contracts on the reference security, serve as an indicator of the current status of the payment/performance risk and reflect the likelihood or risk of default for the reference entity.

The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection. Wider (i.e. higher) credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the contract.

(2)	The maximum potential amount the Fund could be required to pay as a seller of credit protection if a credit event occurs as defined under the terms of that particular swap contract.

OTC Total Return Swaps

Fund Pays	Fund Receives	Counterparty	Notional Amount		Expiration Date	Periodic Payment Frequency	Premiums Paid/ (Received) ($)	Value ($)	Net Unrealized Appreciation/ (Depreciation) ($)

Total Return on Equity Basket (k)	1 Month Federal Funds Rate minus 0.40%	GS	USD	20,870,133	06/24/2026	Monthly	—	(752,710)	(752,710)
Total Return on Equity Basket (l)	1 Month Federal Funds Rate minus 0.40%	MORD	USD	21,724,597	06/18/2027	Monthly	—	104,255	104,255

							$—	$(648,455)	$(648,455)

As of November 30, 2025, for the above contracts and/or agreements, the Fund had sufficient cash and/or securities to cover commitments or collateral requirements, if any, of the relevant broker or exchange.

Notes to Schedule of Investments:

†	Denominated in U.S. Dollar, unless otherwise indicated.

*	Non-income producing security.

(a)	All or a portion of this security is out on loan.

(b)

All or a portion of this security has been pledged to cover margin requirements on futures and/or cleared swap contracts, collateral on securities sold short, OTC swap contracts, forward currency contracts, written options, repurchase agreements and/or reverse repurchase agreements, if any.

(c)	Securities are traded on separate exchanges for the same entity.

(d)

Investment valued at fair value using methods determined in good faith by the Trustees of GMO Trust or persons acting at their direction pursuant to procedures approved by the Trustees. Investment valued using significant unobservable inputs.

(e)	The security is restricted as to resale.

(f)	Preferred dividend rates are disclosed to the extent that a stated rate exists.

(g)	Investment valued using significant unobservable inputs.

(h)	Affiliated company.

(i)	All or a portion of this security is purchased with collateral from securities loaned.

(j)	The rate disclosed is the 7 day net yield as of November 30, 2025.

(k)	Periodic payments made/received are based on the total return of the referenced entity. Custom equity basket swap which has a notional amount of less than 1% of the Fund’s total net assets.

(l)	The following table represents the individual long and/or short positions with in the custom equity basket swap as of November 30, 2025.

Shares	Description	% of Equity Basket	Value ($)

(359,000)	Airports of Thailand PC NVDR	2.3%	(486,426)

(87,386)	Aselsan Elektronik Sanayi ve Ticaret AS	1.8%	(377,520)

Shares	Description	% of Equity Basket	Value ($)

(1,424)	Celltrion, Inc.	0.8%	(180,230)

(36,710)	Doosan Enerbility Co. Ltd.	8.8%	(1,914,002)

(541,033)	Hacı Ömer Sabancı Holding AS	4.8%	(1,043,752)

(12,880)	HLB, Inc.	1.9%	(412,010)

(55,500)	Hong Kong Exchange and Clearing Ltd.	13.7%	(2,951,517)

(941)	HYBE Co. Ltd.	0.9%	(192,274)

(1,728)	Hyundai Rotem Co.	1.0%	(206,938)

(225,500)	Innovent Biologics, Inc.	12.6%	(2,733,597)

(1,243,000)	Kingdee International Software Group Co. Ltd.	10.5%	(2,267,423)

(42,114)	Korea Aerospace Industries Ltd.	14.5%	(3,130,121)

209,676	Nokia OYJ	(5.9%)	1,276,952

(191,167)	Salik Co. PJSC	1.4%	(298,838)

(2,311)	Samsung Biologics Co. Ltd.	11.7%	(2,533,126)

(1,242)	Samsung Epis Holdings Co. Ltd.	1.7%	(362,301)

(183,680)	Samsung Heavy Industries Co. Ltd.	14.2%	(3,079,690)

149,956	Turk Hava Yollari AO	(4.5%)	963,083

(104,200)	Xpeng, Inc., Class A	5.2%	(1,135,572)

(6,853)	Yuhan Corp.	2.6%	(570,480)

	TOTAL COMMON STOCKS		$(21,635,782)

The rates shown on variable rate notes are the current interest rates at November 30, 2025, which are subject to change based on the terms of the security.

GMO Implementation Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)

November 30, 2025 (Unaudited)

Portfolio Abbreviations:

ADR - American Depositary Receipt

GDR - Global Depositary Receipt

JSC - Joint-Stock Company

NVDR - Non-Voting Depositary Receipt

PJSC - Private Joint-Stock Company

QPSC - Qatar Private Stock Company

REIT - Real Estate Investment Trust

Counterparty Abbreviations:

GS - Goldman Sachs International

MORD - Morgan Stanley Capital Services LLC

MSCI - Morgan Stanley & Co. International PLC

Currency Abbreviations:

USD - United States Dollar

GMO International Developed Equity Allocation Fund

(A Series of GMO Trust)

Schedule of Investments

(showing percentage of total net assets)

November 30, 2025 (Unaudited)

Shares	Description	Value ($)

	INVESTMENT FUNDS — 99.9%

	United States — 99.9%

3,873,457	GMO International Equity Fund, Class IV (a)	133,711,746

2,348,711	GMO International Opportunistic Value Fund, Class IV (a)	43,239,776

508,624	GMO-Usonian Japan Value Creation Fund, Class VI (a)	13,117,404

	TOTAL INVESTMENT FUNDS (COST $140,082,050)	190,068,926

	SHORT-TERM INVESTMENTS — 0.1%

	Money Market Funds — 0.1%

181,608	State Street Institutional Treasury Money Market Fund – Premier Class, 3.88% (b)	181,608

	TOTAL SHORT-TERM INVESTMENTS (COST $181,608)	181,608

	TOTAL INVESTMENTS — 100.0% (Cost $140,263,658)	190,250,534

	Other Assets and Liabilities (net) — (0.0%)	(76,488)

	TOTAL NET ASSETS — 100.0%	$190,174,046

Notes to Schedule of Investments:

(a)	Affiliated company.
(b)	The rate disclosed is the 7 day net yield as of November 30, 2025.

GMO International Equity Allocation Fund

(A Series of GMO Trust)

Schedule of Investments

(showing percentage of total net assets)

November 30, 2025 (Unaudited)

Shares	Description	Value ($)

	INVESTMENT FUNDS — 99.9%

	United States — 99.9%

3,661,259	GMO Emerging Markets Fund, Class VI (a)	108,409,879

4,991,465	GMO International Equity Fund, Class IV (a)	172,305,371

3,596,170	GMO International Opportunistic Value Fund, Class IV (a)	66,205,481

1,010,885	GMO-Usonian Japan Value Creation Fund, Class VI (a)	26,070,727

	TOTAL INVESTMENT FUNDS (COST $297,780,579)	372,991,458

	SHORT-TERM INVESTMENTS — 0.1%

	Money Market Funds — 0.1%

361,596	State Street Institutional Treasury Money Market Fund – Premier Class, 3.88% (b)	361,596

	TOTAL SHORT-TERM INVESTMENTS (COST $361,596)	361,596

	TOTAL INVESTMENTS — 100.0% (Cost $298,142,175)	373,353,054

	Other Assets and Liabilities (net) — (0.0%)	(65,903)

	TOTAL NET ASSETS — 100.0%	$373,287,151

Notes to Schedule of Investments:

(a)	Affiliated company.
(b)	The rate disclosed is the 7 day net yield as of November 30, 2025.

GMO MAC Implementation Fund

(A Series of GMO Trust)

Schedule of Investments

(showing percentage of total net assets)

November 30, 2025 (Unaudited)

Par Value† / Shares	Description	Value ($)

	DEBT OBLIGATIONS — 159.1%

	United States — 159.1%

	U.S. Government — 99.9%

1,645,000	U.S. Treasury Floating Rate Notes, Variable Rate, 3 mo. Treasury money market yield + 0.16%, 3.94%, due 04/30/27 (a)	1,644,549

22,048,000	U.S. Treasury Floating Rate Notes, Variable Rate, 3 mo. Treasury money market yield + 0.16%, 3.94%, due 07/31/27 (a)	22,041,267

3,445,000	U.S. Treasury Floating Rate Notes, Variable Rate, 3 mo. Treasury money market yield + 0.19%, 3.97%, due 10/31/27	3,444,918

	Total U.S. Government	27,130,734

	U.S. Government Agency — 59.2%

15,712,500	Uniform Mortgage-Backed Security, TBA, 6.00%, due 12/01/54	16,087,230

	Total United States	43,217,964

	TOTAL DEBT OBLIGATIONS (COST $43,196,885)	43,217,964

Par Value† / Shares	Description	Value ($)

	SHORT-TERM INVESTMENTS — 0.2%

	Money Market Funds — 0.2%

44,334	State Street Institutional Treasury Money Market Fund – Premier Class, 3.88% (b)	44,334

	TOTAL SHORT-TERM INVESTMENTS (COST $44,334)	44,334

	TOTAL INVESTMENTS — 159.3% (Cost $43,241,219)	43,262,298

	Other Assets and Liabilities (net) — (59.3)%	(16,100,523)

	TOTAL NET ASSETS — 100.0%	$27,161,775

A summary of outstanding financial instruments at November 30, 2025 is as follows:

Forward Currency Contracts

Settlement Date	Counter- party	Currency Sold		Currency Purchased		Net Unrealized Appreciation (Depreciation) ($)
01/30/2026	DB	EUR	312,650	USD	365,552	1,758
01/30/2026	SSB	EUR	27,000	USD	31,502	85
01/30/2026	MSCI	USD	10,377	EUR	9,000	96
01/30/2026	SSB	EUR	49,000	USD	56,934	(81)

Settlement Date	Counter- party	Currency Sold		Currency Purchased		Net Unrealized Appreciation (Depreciation) ($)
01/30/2026	JPM	EUR	9,000	USD	10,411	(61)

						$1,797

Futures Contracts

Number of Contracts +	Type	Expiration Date	Notional Amount ($)	Value/Net Unrealized Appreciation (Depreciation) ($)
Buys
58	U.S. Treasury Note 10 Yr. (CBT)	March 2026	6,573,938	5,767
55	U.S. Treasury Note 2 Yr. (CBT)	March 2026	11,487,266	(4,174)
80	U.S. Treasury Note 5 Yr. (CBT)	March 2026	8,781,250	(1,969)
64	U.S. Treasury Ultra 10 Yr. (CBT)	March 2026	7,437,000	14,666

			$34,279,454	$14,290

Number of Contracts +	Type	Expiration Date	Notional Amount ($)	Value/Net Unrealized Appreciation (Depreciation) ($)
Sales
25	U.S. Long Bond (CBT)	March 2026	2,935,938	(14,097)
13	U.S. Ultra Bond (CBT)	March 2026	1,572,188	(9,363)

			$4,508,126	$(23,460)

+	Buys - Fund is long the futures contract.
Sales - Fund is short the futures contract.

GMO MAC Implementation Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)

November 30, 2025 (Unaudited)

Swap Contracts

Centrally Cleared Credit Default Swaps

Reference Entity	Notional Amount		Annual Premium	Implied Credit Spread (1)	Maximum Potential Amount of Future Payments by the Fund Under the Contract (2)	Expiration Date	Periodic Payment Frequency	Premiums Paid/ (Received) ($)	Value ($)	Net Unrealized Appreciation/ (Depreciation) ($)

Buy Protection^:
CDX.EM.S44	USD	9,018,000	1.00%	1.35%	N/A	12/20/2030	Quarterly	196,538	142,061	(54,477)
Sell Protection^:
CDX.NA.HY.45	USD	3,978,000	5.00%	3.23%	3,978,000 USD	12/20/2030	Quarterly	299,844	296,234	(3,610)
ITRAXX.XO.44	EUR	3,449,000	5.00%	2.56%	3,449,000 EUR	12/20/2030	Quarterly	419,893	427,242	7,349

								$916,275	$865,537	$(50,738)

^

Buy Protection - Fund pays a premium and buys credit protection. If a credit event occurs the Fund will, depending on the terms of the particular swap contract, either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

Sell Protection - Fund receives a premium and sells credit protection. If a credit event occurs the Fund will, depending on the terms of the particular swap contract, either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(1)

As of November 30, 2025, implied credit spreads in absolute terms, calculated using a model, and utilized in determining the market value of credit default swap contracts on the reference security, serve as an indicator of the current status of the payment/performance risk and reflect the likelihood or risk of default for the reference entity. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection. Wider (i.e. higher) credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the contract.

(2)	The maximum potential amount the Fund could be required to pay as a seller of credit protection if a credit event occurs as defined under the terms of that particular swap contract.

OTC Total Return Swaps

Fund Pays	Fund Receives	Counterparty	Notional Amount		Expiration Date	Periodic Payment Frequency	Premiums Paid/ (Received) ($)	Value ($)	Net Unrealized Appreciation/ (Depreciation) ($)

Total Return on iBoxx USD Liquid Leveraged Loans	SOFR	MSCI	USD	2,140,000	12/20/2025	Quarterly	2	(19,293)	(19,295)
Total Return on iBoxx USD Liquid Leveraged Loans	SOFR	MSCI	USD	690,000	12/20/2025	Quarterly	1	(5,303)	(5,304)
Total Return on iBoxx USD Liquid Leveraged Loans	SOFR	MSCI	USD	690,000	12/20/2025	Quarterly	(3)	(4,845)	(4,842)
Total Return on iBoxx USD Liquid Leveraged Loans	SOFR	BNP	USD	3,510,000	12/20/2025	Quarterly	(24)	(24,644)	(24,620)
Total Return on iBoxx USD Liquid Leveraged Loans	SOFR	MSCI	USD	430,000	12/20/2025	Quarterly	(1)	(2,411)	(2,410)
Total Return on iBoxx USD Liquid Leveraged Loans	SOFR	MSCI	USD	240,000	12/20/2025	Quarterly	2	(892)	(894)

							$(23)	$(57,388)	$(57,365)

GMO MAC Implementation Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)

November 30, 2025 (Unaudited)

As of November 30, 2025, for the above contracts and/or agreements, the Fund had sufficient cash and/or securities to cover commitments or collateral requirements, if any, of the relevant broker or exchange.

Notes to Schedule of Investments:

†	Denominated in U.S. Dollar, unless otherwise indicated.

(a)

All or a portion of this security has been pledged to cover margin requirements on futures and/or cleared swap contracts, collateral on OTC swap contracts, forward currency contracts, written options, repurchase agreements and/or reverse repurchase agreements, if any.

(b)	The rate disclosed is the 7 day net yield as of November 30, 2025.

The rates shown on variable rate notes are the current interest rates at November 30, 2025, which are subject to change based on the terms of the security.

Portfolio Abbreviations:

SOFR - Secured Overnight Financing Rate

TBA - To Be Announced - Delayed Delivery Security

Counterparty Abbreviations:

BNP - BNP Paribas

DB - Deutsche Bank AG

JPM - JPMorgan Chase Bank, N.A.

MSCI - Morgan Stanley & Co. International PLC

SSB - State Street Bank and Trust Company

Currency Abbreviations:

EUR - Euro

USD - United States Dollar

GMO Multi-Asset Credit Fund

(A Series of GMO Trust)

Schedule of Investments

(showing percentage of total net assets)

November 30, 2025 (Unaudited)

Shares	Description	Value ($)

	INVESTMENT FUNDS — 100.0%

	United States — 100.0%

901,820	GMO Emerging Country Debt Fund, Class VI (a)	21,066,506

1,092,973	GMO High Yield Fund, Class VI (a)	19,815,599

2,519,014	GMO MAC Implementation Fund (a)	27,154,972

2,964,245	GMO Opportunistic Income Fund, Class VI (a)	72,712,931

620,130	GMO Systematic Investment Grade Credit ETF (a)	16,097,210

473,372	GMO U.S. Treasury Fund, Class VI (a)	2,371,593

48,500	GMO Ultra-Short Income ETF (a)	2,427,498

	TOTAL INVESTMENT FUNDS (COST $159,841,634)	161,646,309

	SHORT-TERM INVESTMENTS — 0.4%

	Money Market Funds — 0.4%

627,534	State Street Institutional Treasury Money Market Fund – Premier Class, 3.88% (b)	627,534

	TOTAL SHORT-TERM INVESTMENTS (COST $627,534)	627,534

	TOTAL INVESTMENTS — 100.4% (Cost $160,469,168)	162,273,843

	Other Assets and Liabilities (net) — (0.4%)	(638,561)

	TOTAL NET ASSETS — 100.0%	$161,635,282

Notes to Schedule of Investments:

(a)	Affiliated company.
(b)	The rate disclosed is the 7 day net yield as of November 30, 2025.

Portfolio Abbreviations:

ETF - Exchange-Traded Fund

GMO Strategic Opportunities Allocation Fund

(A Series of GMO Trust)

Schedule of Investments

(showing percentage of total net assets)

November 30, 2025 (Unaudited)

Shares / Par Value†	Description	Value ($)

	COMMON STOCKS — 0.0%

	Russia — 0.0%

2,505	LUKOIL PJSC * (a) (b)	—

5,410	Novatek PJSC * (a) (b)	—

	Total Russia	—

	TOTAL COMMON STOCKS (COST $221,439)	—

	INVESTMENT FUNDS — 99.2%

	United States — 99.2%

565,285	GMO Alternative Allocation Fund, Class VI (c)	10,729,108

232,380	GMO Asset Allocation Bond Fund, Class VI (c)	4,524,436

32,347	GMO Climate Change Fund, Class III (c)	818,709

57,490	GMO Domestic Resilience ETF (c)	1,465,368

30,949	GMO Emerging Country Debt Fund, Class VI (c)	722,961

106,054	GMO Emerging Markets ex-China Fund, Class VI (c)	1,529,294

129,208	GMO Emerging Markets Fund, Class VI (c)	3,825,856

345,664	GMO International Equity Fund, Class IV (c)	11,932,316

291,704	GMO International Opportunistic Value Fund, Class IV (c)	5,370,274

179,142	GMO-Usonian Japan Value Creation Fund, Class VI (c)	4,620,075

125,649	GMO Multi-Sector Fixed Income Fund, Class IV (c)	2,269,220

61,459	GMO Quality Fund, Class VI (c)	2,318,838

36,063	GMO Resources Fund, Class VI (c)	791,233

61,626	GMO Small Cap Quality Fund, Class VI (c)	1,467,941

364,114	GMO U.S. Equity Fund, Class VI (c)	5,527,245

241,096	GMO U.S. Opportunistic Value Fund, Class VI (c)	5,349,929

299,717	GMO U.S. Treasury Fund, Class VI (c)	1,501,580

	TOTAL INVESTMENT FUNDS (COST $52,851,157)	64,764,383

	DEBT OBLIGATIONS — 0.3%

	United States — 0.3%
	U.S. Government — 0.3%

100,000	U.S. Treasury Floating Rate Notes, Variable Rate, 3 mo. Treasury money market yield + 0.15%, 3.93%, due 04/30/26	100,002

100,000	U.S. Treasury Floating Rate Notes, Variable Rate, 3 mo. Treasury money market yield + 0.16%, 3.94%, due 07/31/27	99,969

	Total U.S. Government	199,971

	Total United States	199,971

	TOTAL DEBT OBLIGATIONS (COST $199,994)	199,971

Shares	Description	Value ($)

	SHORT-TERM INVESTMENTS — 0.5%

	Money Market Funds — 0.5%

312,202	State Street Institutional Treasury Money Market Fund – Premier Class, 3.88% (d)	312,202

	TOTAL SHORT-TERM INVESTMENTS (COST $312,202)	312,202

	TOTAL INVESTMENTS — 100.0% (Cost $53,584,792)	65,276,556

	Other Assets and Liabilities (net) — 0.0%	(16,317)

	TOTAL NET ASSETS — 100.0%	$65,260,239

GMO Strategic Opportunities Allocation Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)

(showing percentage of total net assets)

November 30, 2025 (Unaudited)

Additional information on each restricted security is as follows:

Issuer Description	Acquisition Date	Acquisition Cost	Value as a Percentage of Fund’s Net Assets	Value as of November 30, 2025

LUKOIL PJSC	04/03/20	$175,270	0.0%	$—

Novatek PJSC	02/24/22	46,169	0.0%	—

				$—

Notes to Schedule of Investments:

†	Denominated in U.S. Dollar, unless otherwise indicated.
*	Non-income producing security.

(a)

Investment valued at fair value using methods determined in good faith by the Trustees of GMO Trust or persons acting at their direction pursuant to procedures approved by the Trustees. Investment valued using significant unobservable inputs.

(b)	The security is restricted as to resale.
(c)	Affiliated company.
(d)	The rate disclosed is the 7 day net yield as of November 30, 2025.

The rates shown on variable rate notes are the current interest rates at November 30, 2025, which are subject to change based on the terms of the security.

Portfolio Abbreviations:

ETF - Exchange-Traded Fund

PJSC - Private Joint-Stock Company

Organization

Each of Alternative Allocation Fund, Benchmark-Free Allocation Fund, Benchmark-Free Fund, Global Asset Allocation Fund, Global Developed Equity Allocation Fund, Global Equity Allocation Fund, Implementation Fund, International Developed Equity Allocation Fund, International Equity Allocation Fund, MAC Implementation Fund (commenced operations on May 21, 2025), Multi-Asset Credit Fund (commenced operations on May 21, 2025) and Strategic Opportunities Allocation Fund (each a “Fund” and collectively the “Funds”) is a series of GMO Trust (the “Trust”). The Trust is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Trust was established as a Massachusetts business trust under the laws of The Commonwealth of Massachusetts on June 24, 1985. The Declaration of Trust permits the Trustees of the Trust (“Trustees”) to create an unlimited number of series of shares (Funds) and to subdivide Funds into classes. The Funds are advised and managed by Grantham, Mayo, Van Otterloo & Co. LLC (“GMO”).

The Funds may invest in GMO U.S. Treasury Fund and in money market funds unaffiliated with GMO.

Many of the Funds may invest primarily in other GMO Funds, and Alternative Allocation Fund may also invest in GMO Alternative Allocation SPC Ltd. (collectively, “underlying funds”). As a result, the Funds are exposed to all of the risks of the underlying funds in which they invest. Several of the underlying funds themselves invest a substantial portion of their assets in other GMO Funds. The financial statements of the underlying funds should be read in conjunction with the Funds’ financial statements. The financial statements are available without charge on the Securities and Exchange Commission’s (“SEC”) website at www.sec.gov or on GMO’s website at www.gmo.com.

Each Fund has elected to be treated or intends to elect to be treated and intends to qualify each tax year as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended. Each Fund intends to distribute its net investment income, if any, and its net realized short-term and long-term capital gains, if any, after giving effect to any available capital loss carryforwards for U.S. federal income tax purposes. Therefore, each Fund makes no provision for U.S. federal income or excise taxes.

Please see the Funds’ Prospectus, available on www.gmo.com, for information regarding specific risks for each Fund.

Basis of presentation

The preparation of the Schedule of Investments in accordance with accounting principles generally accepted in the United States of America (“U.S. GAAP”) requires management to make estimates and assumptions that affect the reported amounts and disclosures in the Schedule of Investments during the reporting period. GMO believes the estimates and security valuations are appropriate; however, actual results may differ from those estimates, and the security valuations reflected in the Schedule of Investments may differ from the value a Fund ultimately realizes upon the sale of those securities.

Basis of presentation and principles of consolidation: Alternative Allocation Fund

Alternative Allocation Fund includes the accounts of its wholly-owned subsidiary and the accompanying Schedule of Investments has been consolidated for those accounts. The Consolidated Schedule of Investments include all of the assets and liabilities of the wholly-owned subsidiary. Alternative Allocation Fund is herein referred to as “Consolidated Alternative Allocation Fund”.

Portfolio valuation

Shares of the underlying funds and other open-end registered investment companies are valued at their most recent net asset value. Direct investments held by the Funds and underlying funds are valued as follows: Exchange-traded securities (other than exchange-traded options) for which market quotations are readily available are valued at (i) the last sale price or (ii) official closing price or (iii) most recent quoted price published by the exchange (if no reported last sale or official closing price) or (iv) the quoted price provided by a pricing source (in the event GMO deems the private market to be a more reliable indicator of market value than the exchange). Exchange-traded options are valued at the last sale price, provided that price is between the closing bid and ask prices. If the last sale price is not within that range, then they will be valued at the closing bid price for long positions and the closing ask price for short positions. Cleared derivatives are valued using the closing price quoted (which may be based on a model) by the relevant clearing house. If an updated quote for a cleared derivative is not available when a Fund calculates its net asset value, the derivative will generally be valued using an industry standard model, which may differ from the model used by the relevant clearing house. Over-the-counter (“OTC”) derivatives are valued at the price generally determined by an industry standard model. Unlisted non-fixed income securities for which market quotations are readily available are generally valued at the most recent quoted price.

The foregoing valuation methodologies are modified for equities that trade in non-U.S. securities markets that close before the close of the New York Stock Exchange (“NYSE”) due to time zone differences, including equities that underlie futures, options and other derivatives (to the extent the market for those derivatives closes prior to the close of the NYSE). In those cases, prices will generally be adjusted, to the extent practicable and available, based on inputs from an independent pricing service approved by the Trustees that are intended to reflect changes in valuation through the NYSE close. These securities listed on foreign exchanges (including the value of equity securities that underlie futures, options and other derivatives (to the extent the market for such instruments closes prior to the close of the NYSE)) are classified as Level 2 (levels defined below) and are described in the disclosures of the underlying funds.

Typically, the Funds and the underlying funds value fixed income securities at the most recent price supplied by a pricing source determined by GMO. GMO evaluates pricing sources on an ongoing basis and may change a pricing source at any time. GMO monitors erratic or unusual movements (including unusual inactivity) in the prices supplied for a security and has discretion to override a price supplied by a source (e.g., by taking a price supplied by another source) when it believes that the price supplied is not reliable. Alternative pricing sources are often but not always available for securities held by the Funds and the underlying funds.

“Quoted price” typically means the bid price for securities held long and the ask price for securities sold short. If a market quotation for a security does not involve a bid or an ask, the “quoted price” may be the price provided by a market participant or other third-party pricing source in accordance with the market practice for that security. If an updated quoted price for a security is not available when a Fund calculates its net asset value, the Fund will generally use the last quoted price so long as GMO believes that the last quoted price continues to represent that security’s fair value.

In the case of derivatives, prices determined by a model may reflect an estimate of the average of bid and ask prices, regardless of whether a Fund has a long position or a short position.

If quotations are not readily available or circumstances make an existing valuation methodology or procedure unreliable, derivatives and other securities are valued at fair value as determined in good faith by the Trustees or persons acting at their direction pursuant to procedures approved by the Trustees. Because of the uncertainty inherent in fair value pricing, the price determined for a particular security may be materially different from the value realized upon its sale. The Funds and/or the underlying funds classify such securities as Level 3 (levels defined below). For the period ended November 30, 2025, the Funds did not reduce the value of any of their OTC derivatives contracts, if any, based on the creditworthiness of their counterparties.

U.S. GAAP requires the Funds to disclose the fair value of their investments in a three-level hierarchy (Levels 1, 2 and 3). The valuation hierarchy is based upon the relative observability of inputs to the valuation of the Funds’ investments. The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Changes in valuation techniques may result in transfers into or out of an investment’s assigned level within the fair value hierarchy. In addition, in periods of market dislocation, the observability of prices and inputs may be reduced for many instruments. This condition, as well as changes related to the liquidity of investments, could cause a security to be reclassified between levels.

The three levels are defined as follows:

Level 1 – Valuations based on quoted prices for identical securities in active markets.

The types of assets and liabilities categorized in Level 1 generally include actively traded domestic and certain foreign equity securities; certain U.S. government obligations; derivatives actively traded on a national securities exchange (such as some futures and options); and shares of open-end mutual funds and exchange-traded funds (even if their investments are valued using Level 2 or Level 3 inputs).

Level 2 – Valuations determined using other significant direct or indirect observable inputs.

The types of assets and liabilities categorized in Level 2 generally include certain U.S. government agency securities, mortgage-backed securities, asset-backed securities, certain sovereign debt obligations, and corporate bonds valued using vendor prices or broker quotes; cleared derivatives and certain OTC derivatives such as swaps, options, swaptions, and forward currency contracts valued using industry standard models; certain restricted securities valued at the most recent available market or quoted price; certain securities that are valued at the local price; certain debt obligations, such as collateralized loan obligations, that have yet to begin trading that are valued at cost; and certain foreign equity securities that are adjusted based on inputs from an independent pricing service approved by the Trustees, including the value of equity securities that underlie futures, options and other derivatives (to the extent the market for such instruments closes prior to the close of the NYSE) to reflect estimated valuation changes through the NYSE close.

Level 3 – Valuations based primarily on inputs that are unobservable and significant.

The types of assets and liabilities categorized in Level 3 generally include, but are not limited to, certain debt securities (such as asset-backed, mortgage-backed, loans and sovereign debt) and derivatives even though they may be valued using broker quotes; certain debt securities and derivatives adjusted by a specified discount for liquidity or other considerations; securities whose trading has been suspended or that have been de-listed from their current primary trading exchange valued at the most recent available market or quoted price; securities in default or bankruptcy proceedings for which there is no current market quotation valued at the most recent available market or quoted price; potential litigation recoveries and interests related to bankruptcy proceedings; certain equity securities valued off the last traded price with a discount for liquidity; certain equity securities that are valued based on the last traded exchange price adjusted for the movement in a relevant index; certain securities that are valued using a price from a comparable security related to the same issuer; and certain recently acquired equity securities that have yet to begin trading that are valued at cost.

The following is a summary of the respective levels assigned to the Funds’ direct securities and derivatives, if any, as of November 30, 2025:

Description	Level 1	Level 2	Level 3	Total
Consolidated Alternative Allocation Fund
Asset Valuation Inputs
Common Stocks
Australia	$1,217,874	$10,818,229	$—	$12,036,103
Austria	—	1,523,910	—	1,523,910
Belgium	—	2,781,337	—	2,781,337
Canada	61,596,477	—	—	61,596,477
China	229,184	5,255,318	—	5,484,502
Denmark	—	8,485,662	—	8,485,662
Finland	—	4,020,475	—	4,020,475
France	—	16,578,834	—	16,578,834
Germany	—	16,579,880	—	16,579,880
Greece	—	98,303	—	98,303
Hong Kong	689,329	14,437,626	—	15,126,955
Indonesia	—	225,118	—	225,118
Ireland	—	497,383	—	497,383
Israel	16,730,936	4,306,652	—	21,037,588
Italy	642,394	7,837,202	—	8,479,596
Japan	—	62,898,410	—	62,898,410
Mexico	707,641	—	—	707,641
Netherlands	—	27,071,610	—	27,071,610
New Zealand	—	212,965	—	212,965
Norway	—	3,284,635	—	3,284,635
Poland	—	2,557,958	—	2,557,958
Portugal	—	716,219	—	716,219
Singapore	—	3,119,789	—	3,119,789
South Korea	327,676	12,539,835	—	12,867,511
Spain	—	9,217,828	—	9,217,828
Sweden	—	6,258,547	—	6,258,547
Switzerland	—	8,202,564	—	8,202,564
Taiwan	1,432,256	8,993,024	—	10,425,280
Thailand	—	5,573,970	—	5,573,970
Turkey	—	923,868	—	923,868
United Kingdom	5,614,354	24,530,926	—	30,145,280
United States	680,033,704	—	—	680,033,704

TOTAL COMMON STOCKS	769,221,825	269,548,077	—	1,038,769,902

Preferred Stocks
Brazil	—	205,532	—	205,532
Germany	—	3,298,156	—	3,298,156
South Korea	—	265,662	—	265,662

TOTAL PREFERRED STOCKS	—	3,769,350	—	3,769,350

Rights/Warrants
Canada	—	—	264,384	264,384
United States	—	—	435,863	435,863

TOTAL RIGHTS/WARRANTS	—	—	700,247	700,247

Investment Funds
United States	25,000,000	—	12,812,912	37,812,912

TOTAL INVESTMENT FUNDS	25,000,000	—	12,812,912	37,812,912

Debt Obligations
Dominican Republic	—	2,317,505	—	2,317,505
Kazakhstan	—	357,926	—	357,926
SupraNational	—	222,973	—	222,973
United States	181,835,688	90,816,780	—	272,652,468
Uruguay	—	692,784	—	692,784

TOTAL DEBT OBLIGATIONS	181,835,688	94,407,968	—	276,243,656

Short-Term Investments	10,362,552	113,009,532	—	123,372,084
Purchased Options	101,695	—	—	101,695

Total Investments	986,521,760	480,734,927	13,513,159	1,480,769,846

Description	Level 1	Level 2	Level 3	Total
Consolidated Alternative Allocation Fund (continued)
Asset Valuation Inputs (continued)
Derivatives^
Forward Currency Contracts
Foreign Currency Risk	$—	$5,532,447	$—	$5,532,447
Futures Contracts
Equity Risk	1,526,966	2,085,155	—	3,612,121
Interest Rate Risk	458,319	—	—	458,319
Physical Commodity Contract Risk	2,552,218	—	—	2,552,218
Swap Contracts
Credit Risk	—	27,388,631	—	27,388,631
Equity Risk	—	2,417,670	—	2,417,670
Interest Rate Risk	—	2,914,598	—	2,914,598

Total	$991,059,263	$521,073,428	$13,513,159	$1,525,645,850

Liability Valuation Inputs
Common Stocks
Australia	$—	$(18,760,852)	$—	$(18,760,852)
Belgium	—	(2,079,428)	—	(2,079,428)
Brazil	(2,866,741)	—	—	(2,866,741)
Canada	(34,389,273)	—	—	(34,389,273)
Chile	(965,661)	—	—	(965,661)
China	(1,460,274)	(859,590)	—	(2,319,864)
Denmark	—	(5,179,196)	—	(5,179,196)
Finland	—	(1,307,417)	—	(1,307,417)
France	—	(7,639,649)	—	(7,639,649)
Germany	—	(16,102,342)	—	(16,102,342)
Hong Kong	—	(3,387,604)	—	(3,387,604)
Israel	(5,185,958)	—	—	(5,185,958)
Italy	—	(7,447,615)	—	(7,447,615)
Japan	—	(39,481,291)	—	(39,481,291)
Netherlands	(808,690)	(9,289,014)	—	(10,097,704)
New Zealand	—	(1,127,368)	—	(1,127,368)
Norway	—	(3,309,962)	—	(3,309,962)
Peru	(2,325,688)	—	—	(2,325,688)
Portugal	—	(894,725)	—	(894,725)
Singapore	(2,612,255)	(3,246,125)	—	(5,858,380)
South Africa	(76,048)	—	—	(76,048)
Spain	—	(6,329,309)	—	(6,329,309)
Sweden	(1,653,480)	(6,369,003)	—	(8,022,483)
Switzerland	—	(9,703,353)	—	(9,703,353)
United Kingdom	—	(23,921,772)	—	(23,921,772)
United States	(434,657,335)	(1,015,856)	—	(435,673,191)

TOTAL COMMON STOCKS	(487,001,403)	(167,451,471)	—	(654,452,874)

Preferred Stocks
Germany	—	(2,604,838)	—	(2,604,838)

TOTAL PREFERRED STOCKS	—	(2,604,838)	—	(2,604,838)

Rights/Warrants
United States	(5,711)	—	—	(5,711)

TOTAL RIGHTS/WARRANTS	(5,711)	—	—	(5,711)

Debt Obligations
United States	—	(49,989,861)	—	(49,989,861)

TOTAL DEBT OBLIGATIONS	—	(49,989,861)	—	(49,989,861)

Derivatives^
Forward Currency Contracts
Foreign Currency Risk	—	(2,360,853)	—	(2,360,853)
Futures Contracts
Equity Risk	(1,014,493)	(6,026,522)	—	(7,041,015)
Interest Rate Risk	(72,717)	—	—	(72,717)
Physical Commodity Contract Risk	(2,325,842)	—	—	(2,325,842)
Written Options
Equity Risk	(6,383,665)	—	—	(6,383,665)
Swap Contacts

Description	Level 1	Level 2	Level 3		Total
Consolidated Alternative Allocation Fund (continued)
Liability Valuation Inputs (continued)
Derivatives^ (continued)
Credit Risk	$—	$(6,270,600)	$—		$(6,270,600)
Equity Risk	—	(1,456,970)	—		(1,456,970)
Interest Rate Risk	—	(3,170,719)	—		(3,170,719)

Total	$(496,803,831)	$(239,331,834)	$—		$(736,135,665)

Benchmark-Free Allocation Fund
Asset Valuation Inputs
Investment Funds	$2,447,834,544	$—	$—		$2,447,834,544
Short-Term Investments	2,471,007	—	—		2,471,007

Total Investments	2,450,305,551	—	—		2,450,305,551

Total	$2,450,305,551	$—	$—		$2,450,305,551

Benchmark-Free Fund
Asset Valuation Inputs
Common Stocks
Australia	$—	$13,109,625	$—		$13,109,625
Austria	—	2,195,470	—		2,195,470
Belgium	—	3,703,644	—		3,703,644
Brazil	—	3,027,403	—		3,027,403
Canada	38,409,769	102,948	—		38,512,717
China	3,222,398	18,206,618	0	§	21,429,016
Colombia	15,455	—	—		15,455
Czech Republic	—	64,128	—		64,128
Denmark	—	4,811,335	—		4,811,335
Egypt	—	422,209	—		422,209
Finland	—	2,697,825	—		2,697,825
France	486,376	21,587,668	—		22,074,044
Germany	—	15,590,650	—		15,590,650
Greece	—	197,463	—		197,463
Hong Kong	—	11,436,482	—		11,436,482
Hungary	—	4,797,630	—		4,797,630
India	478,543	11,289,043	—		11,767,586
Indonesia	—	10,041,320	—		10,041,320
Ireland	—	450,496	—		450,496
Israel	1,508,208	6,581,019	—		8,089,227
Italy	660,975	12,068,781	—		12,729,756
Japan	1,235,985	175,067,575	—		176,303,560
Kuwait	—	420,222	—		420,222
Mexico	3,542,937	—	0	§	3,542,937
Netherlands	1,525,340	13,387,345	—		14,912,685
New Zealand	—	137,518	—		137,518
Norway	—	7,301,737	—		7,301,737
Philippines	—	118,388	—		118,388
Poland	—	1,732,790	—		1,732,790
Portugal	—	1,657,759	—		1,657,759
Qatar	—	365,482	—		365,482
Russia	—	—	0	§	0 §
Saudi Arabia	—	1,899,368	—		1,899,368
Singapore	—	5,849,432	—		5,849,432
South Africa	—	147,957	—		147,957
South Korea	188,540	22,938,612	—		23,127,152
Spain	—	17,782,486	—		17,782,486
Sweden	—	6,295,390	—		6,295,390
Switzerland	1,842,932	10,789,951	—		12,632,883
Taiwan	—	30,446,527	—		30,446,527
Thailand	—	10,141,854	—		10,141,854
Turkey	—	754,123	—		754,123
United Arab Emirates	—	3,324,363	—		3,324,363
United Kingdom	13,749,831	19,573,935	0	§	33,323,766
United States	140,217,293	—	—		140,217,293
Vietnam	—	379,342	—		379,342

TOTAL COMMON STOCKS	207,084,582	472,893,913	0	§	679,978,495

Description	Level 1	Level 2	Level 3		Total
Benchmark-Free Fund (continued)
Asset Valuation Inputs (continued)
Preferred Stocks
Brazil	$1,297,960	$1,925,013	$—		$3,222,973
Colombia	843,175	—	—		843,175
Germany	—	3,975,068	—		3,975,068
Russia	—	—	0	§	0 §
South Korea	—	1,032,861	—		1,032,861

TOTAL PREFERRED STOCKS	2,141,135	6,932,942	0	§	9,074,077

Rights/Warrants
Canada	—	—	11,850		11,850
United States	—	—	45,290		45,290

TOTAL RIGHTS/WARRANTS	—	—	57,140		57,140

Investment Funds
United States	242,411,297	—	—		242,411,297

TOTAL INVESTMENT FUNDS	242,411,297	—	—		242,411,297

Debt Obligations
United States	223,546,318	—	—		223,546,318

TOTAL DEBT OBLIGATIONS	223,546,318	—	—		223,546,318

Short-Term Investments	11,794,802	149,999,836	—		161,794,638

Total Investments	686,978,134	629,826,691	57,140		1,316,861,965

Derivatives^
Futures Contracts
Equity Risk	37,830	—	—		37,830
Interest Rate Risk	1,152,999	—	—		1,152,999
Swap Contracts
Equity Risk	—	39,274	—		39,274

Total	$688,168,963	$629,865,965	$57,140		$1,318,092,068

Liability Valuation Inputs
Common Stocks
Australia	$—	$(6,126,434)	$—		$(6,126,434)
Belgium	—	(314,501)	—		(314,501)
Brazil	(1,709,141)	—	—		(1,709,141)
Canada	(7,536,862)	—	—		(7,536,862)
Chile	(647,102)	—	—		(647,102)
China	(923,998)	—	—		(923,998)
Denmark	—	(2,063,502)	—		(2,063,502)
France	—	(3,263,842)	—		(3,263,842)
Germany	—	(5,996,272)	—		(5,996,272)
Israel	(2,211,611)	—	—		(2,211,611)
Italy	—	(4,014,962)	—		(4,014,962)
Japan	—	(15,972,687)	—		(15,972,687)
Netherlands	—	(4,068,678)	—		(4,068,678)
Norway	—	(1,681,016)	—		(1,681,016)
Peru	(1,560,970)	—	—		(1,560,970)
Singapore	(1,461,799)	(436,883)	—		(1,898,682)
South Africa	(54,200)	—	—		(54,200)
Spain	—	(2,731,762)	—		(2,731,762)
Sweden	(1,094,136)	(2,068,427)	—		(3,162,563)
Switzerland	—	(2,575,567)	—		(2,575,567)
United Kingdom	—	(9,370,681)	—		(9,370,681)
United States	(80,714,228)	(655,176)	—		(81,369,404)

TOTAL COMMON STOCKS	(97,914,047)	(61,340,390)	—		(159,254,437)

Preferred Stocks
Germany	—	(1,115,610)	—		(1,115,610)

TOTAL PREFERRED STOCKS	—	(1,115,610)	—		(1,115,610)

Derivatives^
Swap Contacts
Credit Risk	—	(819,148)	—		(819,148)
Equity Risk	—	(337,037)	—		(337,037)

Total	$(97,914,047)	$(63,612,185)	$—		$(161,526,232)

Description	Level 1	Level 2	Level 3		Total
Global Asset Allocation Fund
Asset Valuation Inputs
Investment Funds	$493,437,343	$—	$—		$493,437,343
Short-Term Investments	15,221	—	—		15,221

Total Investments	493,452,564	—	—		493,452,564

Total	$493,452,564	$—	$—		$493,452,564

Global Developed Equity Allocation Fund
Asset Valuation Inputs
Investment Funds	$89,183,881	$—	$—		$89,183,881
Short-Term Investments	86,388	—	—		86,388

Total Investments	89,270,269	—	—		89,270,269

Total	$89,270,269	$—	$—		$89,270,269

Global Equity Allocation Fund
Asset Valuation Inputs
Investment Funds	$623,401,678	$—	$—		$623,401,678
Short-Term Investments	456,279	—	—		456,279

Total Investments	623,857,957	—	—		623,857,957

Total	$623,857,957	$—	$—		$623,857,957

Implementation Fund
Asset Valuation Inputs
Common Stocks
Argentina	$5,030,566	$—	$—		$5,030,566
Australia	—	29,627,851	—		29,627,851
Austria	—	4,453,261	—		4,453,261
Belgium	—	8,065,952	—		8,065,952
Brazil	—	9,289,472	—		9,289,472
Canada	92,625,716	216,029	—		92,841,745
China	7,266,334	41,540,100	0	§	48,806,434
Colombia	22,090	—	—		22,090
Czech Republic	—	97,083	—		97,083
Denmark	—	11,873,004	—		11,873,004
Egypt	—	876,413	—		876,413
Finland	—	8,703,968	—		8,703,968
France	1,212,010	49,210,422	—		50,422,432
Germany	—	35,129,948	—		35,129,948
Greece	—	417,634	—		417,634
Hong Kong	—	25,785,353	—		25,785,353
Hungary	—	10,738,001	—		10,738,001
India	1,328,498	25,224,969	—		26,553,467
Indonesia	228,430	22,683,467	—		22,911,897
Ireland	—	958,928	—		958,928
Israel	3,323,339	14,569,597	—		17,892,936
Italy	1,643,952	27,739,886	—		29,383,838
Japan	2,815,065	391,434,660	—		394,249,725
Kuwait	—	983,758	—		983,758
Mexico	7,704,403	—	0	§	7,704,403
Netherlands	3,547,820	30,687,976	—		34,235,796
New Zealand	—	344,004	—		344,004
Norway	—	18,539,337	—		18,539,337
Pakistan	—	181,343	—		181,343
Philippines	—	377,510	—		377,510
Poland	—	3,746,892	—		3,746,892
Portugal	—	3,814,584	—		3,814,584
Qatar	—	765,204	—		765,204
Russia	—	—	0	§	0	§
Saudi Arabia	—	4,147,898	—		4,147,898
Singapore	—	13,128,819	—		13,128,819
South Africa	—	720,841	—		720,841

Description	Level 1	Level 2	Level 3		Total
Implementation Fund (continued)
Asset Valuation Inputs (continued)
Common Stocks (continued)
South Korea	$419,757	$51,762,798	$—		$52,182,555
Spain	—	40,340,477	—		40,340,477
Sweden	—	14,815,288	—		14,815,288
Switzerland	4,208,479	24,609,291	—		28,817,770
Taiwan	—	68,721,818	—		68,721,818
Thailand	—	23,273,965	—		23,273,965
Turkey	—	1,730,706	—		1,730,706
Ukraine	—	210,805	—		210,805
United Arab Emirates	—	7,142,904	—		7,142,904
United Kingdom	30,466,413	62,825,028	0	§	93,291,441
United States	344,496,367	—	0	§	344,496,367
Vietnam	—	788,405	—		788,405

TOTAL COMMON STOCKS	506,339,239	1,092,295,649	0	§	1,598,634,888

Preferred Stocks
Brazil	3,950,938	9,613,444	—		13,564,382
Chile	2,109,696	—	—		2,109,696
Colombia	1,845,325	—	—		1,845,325
Germany	—	8,549,020	—		8,549,020
Russia	—	—	0	§	0 §
South Korea	—	1,847,343	—		1,847,343
United States	—	—	450,870		450,870

TOTAL PREFERRED STOCKS	7,905,959	20,009,807	450,870		28,366,636

Rights/Warrants
Canada	—	—	1,087,174		1,087,174
United States	—	—	98,660		98,660

TOTAL RIGHTS/WARRANTS	—	—	1,185,834		1,185,834

Investment Funds
United States	9,016,732	—	—		9,016,732

TOTAL INVESTMENT FUNDS	9,016,732	—	—		9,016,732

Debt Obligations
United States	499,589,249	—	—		499,589,249

TOTAL DEBT OBLIGATIONS	499,589,249	—	—		499,589,249

Short-Term Investments	10,706,331	375,028,238	—		385,734,569

Total Investments	1,033,557,510	1,487,333,694	1,636,704		2,522,527,908

Derivatives^
Futures Contracts
Interest Rate Risk	2,647,416	—	—		2,647,416
Swap Contracts
Equity Risk	—	104,255	—		104,255

Total	$1,036,204,926	$1,487,437,949	$1,636,704		$2,525,279,579

Liability Valuation Inputs
Common Stocks
Australia	$—	$(13,558,545)	$—		$(13,558,545)
Belgium	—	(718,859)	—		(718,859)
Brazil	(3,727,634)	—	—		(3,727,634)
Canada	(16,881,969)	—	—		(16,881,969)
Chile	(1,437,495)	—	—		(1,437,495)
China	(2,115,231)	—	—		(2,115,231)
Denmark	—	(4,609,722)	—		(4,609,722)
France	—	(6,522,354)	—		(6,522,354)
Germany	—	(13,492,518)	—		(13,492,518)
Israel	(4,963,830)	—	—		(4,963,830)
Italy	—	(8,787,665)	—		(8,787,665)
Japan	—	(35,943,897)	—		(35,943,897)
Netherlands	—	(9,057,802)	—		(9,057,802)
Norway	—	(3,742,606)	—		(3,742,606)
Peru	(3,479,288)	—	—		(3,479,288)
Singapore	(3,247,170)	(920,357)	—		(4,167,527)
South Africa	(113,545)	—	—		(113,545)

Description	Level 1	Level 2	Level 3	Total
Implementation Fund (continued)
Liability Valuation Inputs (continued)
Common Stocks (continued)
Spain	$—	$(5,815,242)	$—	$(5,815,242)
Sweden	(2,405,062)	(4,559,396)	—	(6,964,458)
Switzerland	—	(5,503,910)	—	(5,503,910)
United Kingdom	—	(20,298,746)	—	(20,298,746)
United States	(179,532,611)	(1,517,020)	—	(181,049,631)

TOTAL COMMON STOCKS	(217,903,835)	(135,048,639)	—	(352,952,474)

Preferred Stocks
Germany	—	(2,475,925)	—	(2,475,925)

TOTAL PREFERRED STOCKS	—	(2,475,925)	—	(2,475,925)

Derivatives^
Futures Contracts
Equity Risk	(15,249)	—	—	(15,249)
Swap Contacts
Credit Risk	—	(1,861,700)	—	(1,861,700)
Equity Risk	—	(752,710)	—	(752,710)

Total	$(217,919,084)	$(140,138,974)	$—	$(358,058,058)

International Developed Equity Allocation Fund
Asset Valuation Inputs
Investment Funds	$190,068,926	$—	$—	$190,068,926
Short-Term Investments	181,608	—	—	181,608

Total Investments	190,250,534	—	—	190,250,534

Total	$190,250,534	$—	$—	$190,250,534

International Equity Allocation Fund
Asset Valuation Inputs
Investment Funds	$372,991,458	$—	$—	$372,991,458
Short-Term Investments	361,596	—	—	361,596

Total Investments	373,353,054	—	—	373,353,054

Total	$373,353,054	$—	$—	$373,353,054

MAC Implementation Fund
Asset Valuation Inputs
Debt Obligations
U.S. Government	$27,130,734	$—	$—	$27,130,734
U.S. Government Agency	—	16,087,230	—	16,087,230

TOTAL DEBT OBLIGATIONS	27,130,734	16,087,230	—	43,217,964

Short-Term Investments	44,334	—	—	44,334

Total Investments	27,175,068	16,087,230	—	43,262,298

Derivatives
Forward Currency Contracts
Foreign Currency Risk	—	1,939	—	1,939
Futures Contracts
Interest Rate Risk	20,433	—	—	20,433
Swap Contracts
Credit Risk	—	865,537	—	865,537

Total	$27,195,501	$16,954,706	$—	$44,150,207

Liability Valuation Inputs
Derivatives^
Forward Currency Contracts
Foreign Currency Risk	$—	$(142)	$—	$(142)
Futures Contracts
Interest Rate Risk	(29,603)	—	—	(29,603)
Swap Contracts
Interest Rate Risk	—	(57,388)	—	(57,388)

Total	$(29,603)	$(57,530)	$—	$(87,133)

Description	Level 1	Level 2	Level 3		Total
Multi-Asset Credit Fund
Asset Valuation Inputs
Investment Funds	$161,646,309	$—	$—		$161,646,309
Short-Term Investments	627,534	—	—		627,534

Total Investments	162,273,843	—	—		162,273,843

Total	$162,273,843	$—	$—		$162,273,843

Strategic Opportunities Allocation Fund
Asset Valuation Inputs
Common Stocks
Russia	$—	$—	$0	§	$0	§

TOTAL COMMON STOCKS	—	—	0	§	0	§

Investment Funds
United States	64,764,383	—	—		64,764,383

TOTAL INVESTMENT FUNDS	64,764,383	—	—		64,764,383

Debt Obligations
United States	199,971	—	—		199,971

TOTAL DEBT OBLIGATIONS	199,971	—	—		199,971

Short-Term Investments	312,202	—	—		312,202

Total Investments	65,276,556	—	0	§	65,276,556

Total	$65,276,556	$—	$0	§	$65,276,556

The risks referenced in the tables above are not intended to be inclusive of all risks. Please see the Prospectus for more information.

^

In the tables above derivatives are based on market values, rather than the notional amounts of derivatives, except for forward currency contracts which are based on unrealized appreciation/(depreciation). Excludes purchased options, if any, which are included in investments.

§	Represents the interest in securities that were determined to have a value of zero at November 30, 2025.

The underlying funds held at period end are classified above as Level 1. Certain underlying funds invest in securities and/or derivatives which may have been fair valued using methods determined in good faith by or at the direction of the Trustees or which may have been valued using significant unobservable inputs. For a summary of the levels assigned to the underlying funds’ direct securities and derivatives, if any, please refer to the underlying funds’ financial statements which are available on the SEC’s website at www.sec.gov or on GMO’s website at www.gmo.com.

As of November 30, 2025, Alternative Allocation Fund’s Level 3 holdings include investments valued using unadjusted prices supplied by a third-party pricing source (e.g., broker quotes, vendors).

The following is a reconciliation of securities and derivatives, if any, for Funds in which significant unobservable inputs (Level 3) were used in determining value:

	Balances as of February 28, 2025	Purchases	Sales	Accrued Discounts/ Premiums	Total Realized Gain/ (Loss)	Change in Unrealized Appreciation (Depreciation)	Transfer into Level 3	Transfer out of Level 3	Balances as of November 30, 2025		Net Change in Unrealized Appreciation (Depreciation) from Investments Still Held as of November 30, 2025
Consolidated Alternative Allocation Fund
Common Stocks
United States	$4,782	$—	$—	$—	$—	$(4,782)	$—	$—	$0	§	$(4,782)
Rights/Warrants
Canada	264,384	—	—	—	—	—	—	—	264,384		—
United States	335,843	64,650	—	—	—	35,370	—	—	435,863		35,370
Investment Funds
United States	$14,784,129	$—	(1,971,217)	$—	$—	$—	$—	$—	$12,812,912		$—

Total Investments	$15,389,138	$64,650	$(1,971,217)	$—	$—	$30,588	$—	$—	$13,513,159		$30,588

§	Represents the interest in securities that were determined to have a value of zero at November 30, 2025.

The following table summarizes the quantitative inputs used in the valuation of investments classified within Level 3 of the fair value hierarchy for the period ended November 30, 2025.

Quantitative information about Level 3 Fair Value Measurements*

Investment Type	Total Fair Value ($)	Valuation Methodology	Unobservable Inputs	Range (Weighted Average)
Consolidated Alternative Allocation Fund
Common Stock	0§	Fair Value	Discount for lack of liquidity/marketability	$0 (N/A)

*

The table does not include Level 3 securities or derivatives that are valued by pricing vendors or brokers. As of November 30, 2025, the value of these securities and/or derivatives for Consolidated Alternative Allocation Fund was $ 13,513,159. The inputs for these investments are not readily available or cannot be reasonably estimated.

§	Represents the interest in securities that were determined to have a value of zero at November 30, 2025.

Investments in affiliated companies and other Funds of the Trust

An affiliated company for the purposes of this disclosure is a company in which a Fund has or had direct ownership of at least 5% of the issuer’s voting securities or an investment in other funds of GMO Trust. A summary of the Funds’ transactions involving companies that are or were affiliates during the period ended November 30, 2025 is set forth below:

Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income*		Distributions of Realized Gains*	Net Realized Gain (Loss)	Net Increase/ Decrease in Unrealized Appreciation/ Depreciation	Value, end of period
Consolidated Alternative Allocation Fund
GMO U.S. Treasury Fund,
Class VI	$25,000,000	$—	$—	$794,593		$—	$—	$—	$25,000,000

Benchmark-Free Allocation Fund
GMO Alternative Allocation Fund, Class VI	$303,421,305	$23,084,312	$29,625,000	$497,485		$9,555,645	$1,715,771	$20,411,174	$319,007,562
GMO Climate Change Fund, Class III	19,164,880	—	3,275,863	—		—	186,240	8,512,852	24,588,109
GMO Emerging Country Debt Fund, Class VI	53,999,642	703,536	59,680,480	703,536		—	7,815,151	(2,837,849)	—
GMO High Yield Fund, Class VI	23,591,753	—	—	—		—	—	1,523,836	25,115,589
GMO Implementation Fund	1,870,255,937	127,723,260	276,144,758	15,733,720		—	23,032,286	286,163,226	2,031,029,951
GMO Opportunistic Income Fund, Class VI	70,152,430	3,340,737	25,475,000	2,030,737		—	(332,529)	407,695	48,093,333

Totals	$2,340,585,947	$154,851,845	$394,201,101	$18,965,478		$9,555,645	$32,416,919	$314,180,934	$2,447,834,544

Benchmark-Free Fund
GMO Alternative Allocation Fund, Class VI	$148,175,792	$8,117,205	$12,000,000	$253,228		$4,863,977	$478,140	$9,952,592	$154,723,729
GMO Climate Change Fund,
Class III	10,208,470	—	3,200,000	—		—	351,064	4,358,492	11,718,026
GMO Emerging Country Debt Fund, Class VI	23,631,327	369,110	26,604,736	369,110		—	(687,338)	3,291,637	—
GMO High Yield Fund, Class VI	11,502,608	—	—	—		—	—	742,975	12,245,583
GMO Opportunistic Income Fund, Class VI	37,539,543	—	14,099,166	1,038,784		—	(1,131,677)	1,161,938	23,470,638
GMO Resources Fund, Class VI	29,715,241	87,982	2,300,000	87,982		—	(25,593)	7,715,671	35,193,301
GMO U.S. Treasury Fund, Class VI	5,054,182	104,675,842	104,669,878	—	**	—	(126)	—	5,060,020

Totals	$265,827,163	$113,250,139	$162,873,780	$1,749,104		$4,863,977	$(1,015,530)	$27,223,305	$242,411,297

Global Asset Allocation Fund
GMO Alternative Allocation Fund, Class VI	$50,536,427	$16,523,156	$2,300,000	$91,767		$1,762,644	$(279,585)	$4,580,649	$69,060,647
GMO Asset Allocation Bond Fund, Class VI	24,036,024	11,301,491	2,000,000	84,648		—	(541,189)	1,725,388	34,521,714
GMO Climate Change Fund, Class III	2,881,930	—	—	—		—	—	1,351,479	4,233,409
GMO Domestic Resilience ETF	—	9,947,238	—	—		—	—	5,338	9,952,576
GMO Emerging Country Debt Fund, Class VI	12,611,660	195,247	9,723,000	195,246		—	(2,380,126)	3,897,937	4,601,718
GMO Emerging Markets ex-China Fund, Class VI	10,519,860	2,510,250	1,240,000	—		222,582	64,970	3,014,834	14,869,914
GMO Emerging Markets Fund, Class VI	21,942,738	4,289,626	2,840,875	49,148		—	(576,159)	6,898,190	29,713,520
GMO International Equity Fund, Class IV	52,529,710	14,139,844	8,941,486	441,771		—	1,428,377	15,401,724	74,558,169
GMO International Opportunistic Value Fund, Class IV	27,283,990	5,124,812	3,553,273	592,654		671,106	773,352	5,193,168	34,822,049
GMO-Usonian Japan Value Creation Fund, Class VI	22,586,604	4,559,980	3,231,899	156,354		94,515	484,857	5,462,928	29,862,470
GMO Multi-Sector Fixed Income Fund, Class IV	46,627,580	11,934,276	1,000,000	541,506		—	(246,610)	2,032,465	59,347,711
GMO Opportunistic Income Fund, Class VI	6,427,946	1,191,418	2,675,000	171,418		—	(271,933)	276,302	4,948,733
GMO Quality Cyclicals Fund, Class VI	11,112,775	2,481,333	10,847,077	25,746		2,455,587	(3,103,780)	356,749	—

Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income*	Distributions of Realized Gains*	Net Realized Gain (Loss)	Net Increase/ Decrease in Unrealized Appreciation/ Depreciation	Value, end of period
Global Asset Allocation Fund (continued)
GMO Quality Fund, Class VI	$11,236,917	$2,131,498	$—	$27,013	$286,645	$—	$1,555,435	$14,923,850
GMO Resources Fund, Class VI	7,156,339	21,189	4,300,000	21,189	—	(470,024)	2,158,320	4,565,824
GMO Small Cap Quality Fund, Class VI	10,785,331	3,242,704	4,300,000	6,105	35,542	687,614	(158,520)	10,257,129
GMO U.S. Equity Fund, Class VI	21,428,020	17,203,996	4,306,152	85,833	1,351,441	(422,258)	5,977,943	39,881,549
GMO U.S. Opportunistic Value Fund, Class VI	26,227,387	8,140,400	—	436,046	1,930,489	—	453,359	34,821,146
GMO U.S. Small Cap Value Fund, Class VI	7,679,739	1,067,428	—	17,428	—	—	1,186,637	9,933,804
GMO U.S. Treasury Fund, Class VI	4,211,034	25,755,376	21,405,000	206,644	—	600	(599)	8,561,411

Totals	$377,822,011	$141,761,262	$82,663,762	$3,150,516	$8,810,551	$(4,851,894)	$61,369,726	$493,437,343

Global Developed Equity Allocation Fund
GMO Climate Change Fund, Class III	$577,171	$—	$—	$—	$—	$—	$270,664	$847,835
GMO Domestic Resilience ETF	—	1,861,072	—	—	—	—	1,315	1,862,387
GMO Emerging Markets ex-China Fund, Class VI	1,359,983	230,436	353,074	—	30,436	30,242	396,173	1,663,760
GMO International Equity Fund, Class IV	20,572,375	1,674,105	3,834,775	162,106	—	1,294,495	4,516,688	24,222,888
GMO International Opportunistic Value Fund, Class IV	9,323,086	426,159	1,010,000	199,852	226,307	182,169	1,749,452	10,670,866
GMO-Usonian Japan Value Creation Fund, Class VI	4,749,824	53,014	796,184	33,041	19,973	147,797	1,062,982	5,217,433
GMO Quality Cyclicals Fund, Class VI	3,837,852	856,941	3,746,092	8,892	848,049	(1,005,892)	57,191	—
GMO Quality Fund, Class VI	11,898,522	780,653	989,685	26,927	285,726	314,778	1,069,957	13,074,225
GMO Resources Fund, Class VI	2,046,176	6,058	810,045	6,058	—	(86,341)	590,967	1,746,815
GMO Small Cap Quality Fund, Class VI	3,567,931	588,972	827,730	2,048	11,923	119,992	68,109	3,517,274
GMO U.S. Equity Fund, Class VI	6,918,488	3,458,011	1,524,402	26,376	415,291	62,989	1,523,387	10,438,473
GMO U.S. Opportunistic Value Fund, Class VI	12,011,054	1,730,949	464,206	192,721	853,227	27,716	38,270	13,343,783
GMO U.S. Small Cap Value Fund, Class VI	2,356,183	195,812	369,728	5,812	—	49,405	346,470	2,578,142

Totals	$79,218,645	$11,862,182	$14,725,921	$663,833	$2,690,932	$1,137,350	$11,691,625	$89,183,881

Global Equity Allocation Fund
GMO Climate Change Fund, Class III	$4,770,951	$—	$—	$—	$—	$—	$2,237,335	$7,008,286
GMO Domestic Resilience ETF	—	12,201,140	—	—	—	—	8,623	12,209,763
GMO Emerging Markets ex-China Fund, Class VI	11,099,143	191,383	1,430,000	—	191,383	(282,727)	3,113,622	12,691,421
GMO Emerging Markets Fund, Class VI	58,252,269	111,639	11,931,537	111,638	—	(3,770,981)	18,536,470	61,197,860
GMO International Equity Fund, Class IV	129,922,729	8,126,400	22,626,195	944,610	—	2,836,531	32,517,425	150,776,890
GMO International Opportunistic Value Fund, Class IV	66,127,288	2,750,080	13,244,055	1,289,680	1,460,400	2,438,545	10,468,950	68,540,808
GMO-Usonian Japan Value Creation Fund, Class VI	36,143,874	339,523	8,183,302	211,608	127,915	804,473	7,593,677	36,698,245
GMO Quality Cyclicals Fund, Class VI	29,259,864	6,533,334	28,560,280	67,789	6,465,544	(7,331,551)	98,633	—
GMO Quality Fund, Class VI	71,083,473	2,891,197	5,950,000	144,721	1,535,680	1,551,317	5,957,644	75,533,631
GMO Resources Fund, Class VI	15,457,252	45,766	6,300,000	45,766	—	(688,639)	4,476,441	12,990,820
GMO Small Cap Quality Fund, Class VI	26,485,454	3,393,334	6,685,000	13,683	79,652	844,179	380,333	24,418,300
GMO U.S. Equity Fund, Class VI	40,109,263	22,699,993	8,422,923	146,579	2,307,878	(469,923)	9,284,140	63,200,550
GMO U.S. Opportunistic Value Fund, Class VI	77,261,885	8,459,663	6,715,568	1,121,130	4,963,533	434,342	(269,981)	79,170,341
GMO U.S. Small Cap Value Fund, Class VI	16,394,376	37,205	—	37,205	—	—	2,533,182	18,964,763

Totals	$582,367,821	$67,780,657	$120,048,860	$4,134,409	$17,131,985	$(3,634,434)	$96,936,494	$623,401,678

Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income*		Distributions of Realized Gains*	Net Realized Gain (Loss)	Net Increase/ Decrease in Unrealized Appreciation/ Depreciation	Value, end of period
Implementation Fund
GMO U.S. Treasury Fund, Class VI	$4,043,535	$128,886,417	$123,912,391	$—	**	$—	$(1,039)	$210	$9,016,732

International Developed Equity Allocation Fund
GMO International Equity Fund, Class IV	$220,571,098	$8,341,502	$142,784,814	$1,794,372		$—	$41,785,640	$5,798,320	$133,711,746
GMO International Opportunistic Value Fund, Class IV	74,374,016	5,279,900	47,774,032	1,751,918		1,983,826	8,731,404	2,628,488	43,239,776
GMO-Usonian Japan Value Creation Fund, Class VI	22,021,978	835,700	14,193,065	159,881		96,647	2,639,876	1,812,915	13,117,404

Totals	$316,967,092	$14,457,102	$204,751,911	$3,706,171		$2,080,473	$53,156,920	$10,239,723	$190,068,926

International Equity Allocation Fund
GMO Emerging Markets Fund, Class VI	$86,475,260	$12,180,236	$15,044,665	$194,655		$—	$(3,590,243)	$28,389,291	$108,409,879
GMO International Equity Fund, Class IV	152,164,318	5,669,326	25,327,973	1,084,326		—	5,871,560	33,928,140	172,305,371
GMO International Opportunistic Value Fund, Class IV	60,336,245	3,425,723	9,618,941	1,264,189		1,431,534	1,671,613	10,390,841	66,205,481
GMO-Usonian Japan Value Creation Fund, Class VI	21,933,281	794,317	2,130,614	146,038		88,279	161,685	5,312,058	26,070,727

Totals	$320,909,104	$22,069,602	$52,122,193	$2,689,208		$1,519,813	$4,114,615	$78,020,330	$372,991,458

Multi-Asset Credit Fund
GMO Emerging Country Debt Fund, Class VI	$—	$20,095,952	$—	$25,171		$—	$—	$970,554	$21,066,506
GMO High Yield Fund, Class VI	—	20,366,795	802,863	—		—	18,106	233,561	19,815,599
GMO MAC Implementation Fund	—	27,693,699	1,016,800	—		—	14,306	463,767	27,154,972
GMO Opportunistic Income Fund, Class VI	—	72,887,703	250,000	820,062		—	513	74,715	72,712,931
GMO Systematic Investment Grade Credit ETF	—	16,037,770	—	121,024		—	—	59,440	16,097,210
GMO U.S. Treasury Fund, Class VI	—	14,436,593	12,065,000	37,394		—	—	—	2,371,593
GMO Ultra-Short Income ETF	—	2,424,860	—	6,807		—	—	2,638	2,427,498

Totals	$—	$173,943,372	$14,134,663	$1,010,458		$—	$32,925	$1,804,675	$161,646,309

Strategic Opportunities Allocation Fund
GMO Alternative Allocation Fund, Class VI	$26,416,167	$1,487,016	$17,919,566	$21,873		$420,142	$447,404	$298,087	$10,729,108
GMO Asset Allocation Bond Fund, Class VI	10,547,466	816,819	6,814,052	16,820		—	(15,782)	(10,015)	4,524,436
GMO Climate Change Fund, Class III	1,908,199	—	1,500,000	—		—	(229,145)	639,655	818,709
GMO Domestic Resilience ETF	—	1,464,333	—	—		—	—	1,035	1,465,368
GMO Emerging Country Debt Fund, Class VI	6,687,088	49,496	6,290,000	49,496		—	(216,453)	492,830	722,961
GMO Emerging Markets ex-China Fund, Class VI	3,837,405	207,330	3,192,784	—		33,100	(233,247)	910,590	1,529,294
GMO Emerging Markets Fund, Class VI	10,017,128	44,670	7,910,595	9,670		—	(1,105,297)	2,779,950	3,825,856
GMO International Equity Fund, Class IV	29,219,632	3,550,346	26,319,685	105,405		—	5,848,749	(366,726)	11,932,316
GMO International Opportunistic Value Fund, Class IV	14,814,610	777,697	12,214,036	161,615		183,008	2,306,509	(314,506)	5,370,274
GMO-Usonian Japan Value Creation Fund, Class VI	12,298,788	274,837	10,092,832	37,293		22,544	1,887,101	252,181	4,620,075
GMO Multi-Sector Fixed Income Fund, Class IV	6,438,354	142,267	4,385,794	32,267		—	95,712	(21,319)	2,269,220

Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income*	Distributions of Realized Gains*	Net Realized Gain (Loss)	Net Increase/ Decrease in Unrealized Appreciation/ Depreciation	Value, end of period
Strategic Opportunities Allocation Fund (continued)
GMO Quality Cyclicals Fund, Class VI	$6,328,153	$1,412,991	$6,176,851	$14,661	$1,398,330	$(1,589,283)	$24,990	$—
GMO Quality Fund, Class VI	5,954,138	653,884	4,580,314	6,385	67,757	993,509	(702,379)	2,318,838
GMO Resources Fund, Class VI	3,617,649	6,030	3,200,000	6,030	—	(770,054)	1,137,608	791,233
GMO Small Cap Quality Fund, Class VI	5,417,916	1,142,365	5,199,784	1,455	8,467	342,729	(235,285)	1,467,941
GMO U.S. Equity Fund, Class VI	9,607,701	6,401,847	11,444,856	17,920	282,152	212,521	750,032	5,527,245
GMO U.S. Opportunistic Value Fund, Class VI	13,827,042	2,204,933	10,350,098	116,398	515,326	411,193	(743,141)	5,349,929
GMO U.S. Treasury Fund, Class VI	3,675,432	6,926,149	9,100,000	75,043	—	43	(44)	1,501,580

Totals	$170,612,868	$27,563,010	$146,691,247	$672,331	$2,930,826	$8,386,209	$4,893,543	$64,764,383

*

The table above includes estimated sources of all distributions paid by the underlying funds during the period March 1, 2025 through November 30, 2025. The actual tax characterization of distributions paid by the underlying funds will be determined at the end of the fiscal year ending February 28, 2026.

**

Excludes income from investment of cash collateral from securities lending in GMO U.S. Treasury Fund. Income (net of fee rebates paid to the borrower and fees paid to the lending agent) from investment of cash collateral from securities lending in GMO U.S. Treasury Fund was $44,284 and $79,065 in Benchmark-Free Fund and Implementation Fund, respectively, during the period.

***

For additional information regarding the Funds, please see the Funds’ most recent annual or semiannual shareholder report available on the SEC’s website, www.sec.gov, or visit GMO’s website at www.gmo.com.